SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 50  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Oct. 30, 2003 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS(R) FUNDS LOGO]


AMERICAN EXPRESS(R)

VARIABLE PORTFOLIO FUNDS

   PROSPECTUS/OCT. 30, 2003

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Cash Management Fund

AXP(R) Variable Portfolio - Core Bond Fund

AXP(R) Variable Portfolio - Diversified Bond Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - High Yield Bond Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)

AXP(R) Variable Portfolio - Partners Select Value Fund

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

Please note that each Fund:

-  is not a bank deposit
-  is not federally insured
-  is not endorsed by any bank or government agency
-  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

[AMERICAN EXPRESS(R) LOGO]

   MANAGED BY: AMERICAN EXPRESS FINANCIAL CORPORATION

TABLE OF CONTENTS

TAKE A CLOSER LOOK AT:


THE FUNDS                                        4P

AXP VARIABLE PORTFOLIO -
  BLUE CHIP ADVANTAGE FUND                       4P
Goal                                             4p
Principal Investment Strategies                  4p
Principal Risks                                  5p
Past Performance                                 5p
Management                                       6p
Other Securities and Investment Strategies       6p

AXP VARIABLE PORTFOLIO -
  CAPITAL RESOURCE FUND                          6P
Goal                                             6p
Principal Investment Strategies                  6p
Principal Risks                                  7p
Past Performance                                 8p
Management                                       8p
Other Securities and Investment Strategies       9p

AXP VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND                           9P
Goal                                             9p
Principal Investment Strategies                  9p
Principal Risks                                  9p
Past Performance                                10p
Management                                      11p

AXP VARIABLE PORTFOLIO -
  CORE BOND FUND                                11P
Goal                                            11p
Principal Investment Strategies                 11p
Principal Risks                                 12p
Past Performance                                12p
Management                                      12p
Other Securities and Investment Strategies      12p

AXP VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND                         13P
Goal                                            13p
Principal Investment Strategies                 13p
Principal Risks                                 13p
Past Performance                                14p
Management                                      15p
Other Securities and Investment Strategies      15p

AXP VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND                15P
Goal                                            15p
Principal Investment Strategies                 15p
Principal Risks                                 16p
Past Performance                                16p
Management                                      17p
Other Securities and Investment Strategies      17p

AXP VARIABLE PORTFOLIO -
  EMERGING MARKETS FUND                         18P
Goal                                            18p
Principal Investment Strategies                 18p
Principal Risks                                 19p
Past Performance                                20p
Management                                      20p
Other Securities and Investment Strategies      21p

AXP VARIABLE PORTFOLIO -
  EQUITY SELECT FUND                            21P
Goal                                            21p
Principal Investment Strategies                 21p
Principal Risks                                 21p
Past Performance                                22p
Management                                      23p
Other Securities and Investment Strategies      23p

AXP VARIABLE PORTFOLIO -
  GLOBAL BOND FUND                              23P
Goal                                            23p
Principal Investment Strategies                 23p
Principal Risks                                 23p
Past Performance                                24p
Management                                      25p
Other Securities and Investment Strategies      25p

AXP VARIABLE PORTFOLIO -
  GROWTH FUND                                   26P
Goal                                            26p
Principal Investment Strategies                 26p
Principal Risks                                 26p
Past Performance                                27p
Management                                      28p
Other Securities and Investment Strategies      28p

AXP VARIABLE PORTFOLIO -
  HIGH YIELD BOND FUND                          28P
Goal                                            28p
Principal Investment Strategies                 28p
Principal Risks                                 29p
Past Performance                                29p
Management                                      30p
Other Securities and Investment Strategies      30p

AXP VARIABLE PORTFOLIO -
  INTERNATIONAL FUND                            31P
Goal                                            31p
Principal Investment Strategies                 31p
Principal Risks                                 31p
Past Performance                                32p
Management                                      33p
Other Securities and Investment Strategies      33p


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       2p

AXP VARIABLE PORTFOLIO -
  LARGE CAP VALUE FUND                          34P
Goal                                            34p
Principal Investment Strategies                 34p
Principal Risks                                 34p
Past Performance                                35p
Management                                      35p
Other Securities and Investment Strategies      35p

AXP VARIABLE PORTFOLIO -
  MANAGED FUND                                  35P
Goal                                            35p
Principal Investment Strategies                 35p
Principal Risks                                 36p
Past Performance                                37p
Management                                      38p
Other Securities and Investment Strategies      38p

AXP VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND                           38P
Goal                                            38p
Principal Investment Strategies                 38p
Principal Risks                                 39p
Past Performance                                40p
Management                                      40p
Other Securities and Investment Strategies      41p

AXP VARIABLE PORTFOLIO -
  PARTNERS SELECT VALUE FUND                    41P
Goal                                            41p
Principal Investment Strategies                 41p
Principal Risks                                 41p
Past Performance                                42p
Management                                      42p
Other Securities and Investment Strategies      42p

AXP VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND                 43P
Goal                                            43p
Principal Investment Strategies                 43p
Principal Risks                                 44p
Past Performance                                45p
Management                                      46p
Other Securities and Investment Strategies      47p

AXP VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND                            48P
Goal                                            48p
Principal Investment Strategies                 48p
Principal Risks                                 48p
Past Performance                                49p
Management                                      50p

AXP VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND           50P
Goal                                            50p
Principal Investment Strategies                 50p
Principal Risks                                 51p
Past Performance                                52p
Management                                      53p
Other Securities and Investment Strategies      53p

AXP VARIABLE PORTFOLIO -
  SMALL CAP ADVANTAGE FUND                      53P
Goal                                            53p
Principal Investment Strategies                 53p
Principal Risks                                 54p
Past Performance                                54p
Management                                      55p
Other Securities and Investment Strategies      55p

AXP VARIABLE PORTFOLIO -
  STOCK FUND                                    56P
Goal                                            56p
Principal Investment Strategies                 56p
Principal Risks                                 56p
Past Performance                                57p
Management                                      57p
Other Securities and Investment Strategies      58p

AXP VARIABLE PORTFOLIO -
  STRATEGY AGGRESSIVE FUND                      58P
Goal                                            58p
Principal Investment Strategies                 58p
Principal Risks                                 59p
Past Performance                                59p
Management                                      60p
Other Securities and Investment Strategies      60p

FEES AND EXPENSES                               61P

BUYING AND SELLING SHARES                       63P
Valuing Fund Shares                             63p
Purchasing Shares                               63p
Transferring/Selling Shares                     63p

DISTRIBUTIONS AND TAXES                         63P

OTHER INFORMATION                               64P

FINANCIAL HIGHLIGHTS                            65P


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       3p

THE FUNDS


References to "Fund" throughout this prospectus refer to AXP Variable Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio - Core Bond Fund, AXP Variable Portfolio - Diversified Bond Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - High Yield Bond Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - Large Cap Value Fund, AXP Variable Portfolio - Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Short Duration U.S. Government Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund, and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

AXP VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND

GOAL
The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. A common measure of blue chip stocks is the S&P 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). While the Fund invests in stocks included in the S&P 500 Index, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index. Selecting blue chip stocks is the primary decision in building the investment portfolio. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, makes investment selections by:
-  Identifying companies with:
   - attractive valuations,
   - financial strength,
   - strong, sustainable earnings growth, and
   - improving growth dynamics.
-  Buying a diversified portfolio of securities.
- Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to alternative investments.
-  Political, economic, or other events could affect the company's performance.
-  Potential losses can be minimized (i.e., in a market down-turn).
-  A more attractive opportunity exists.
- The company or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       4p

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   ISSUER RISK
   STYLE RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

STYLE RISK
The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 Index is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                  AXP VP - BLUE CHIP ADVANTAGE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000        -10.48%
2001        -16.49%
2002        -22.66%


During the period shown in the bar chart, the highest return for a calendar quarter was +10.47% (quarter ending December 2001) and the lowest return for a calendar quarter was -17.49% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +13.65%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       5p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                         1 YEAR   SINCE INCEPTION
AXP VP - Blue Chip Advantage Fund                        -22.66      -12.00%(a)
S&P 500 Index                                            -22.10       -9.74%(b)
Lipper Large-Cap Core Funds Index                        -21.23       -8.94%(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
James M. Johnson, Jr., Portfolio Manager
-  Managed the Fund since 1999.
-  Joined AEFC in 1994.
-  Began investment career in 1990.
-  MBA, University of Minnesota, Carlson School of Management.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND

GOAL
The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
- Identifying securities that AEFC believes have good capital appreciation potential.
- Evaluating opportunities and risks by reviewing interest rates and economic forecasts.
- Buying a diversified portfolio of securities. AEFC may weight certain sectors more heavily based on its expectations for growth and market trends.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       6p

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The interest rate or economic outlook changes.
-  The security is overvalued relative to other potential investments.
-  The security has reached AEFC's price objective.
-  AEFC wishes to lock-in profits.
-  A more attractive opportunity has been identified.
- The issuer or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   STYLE RISK
   ISSUER RISK
   FOREIGN RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

STYLE RISK
The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

FOREIGN RISK
The following are all components of foreign risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

CURRENCY risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       7p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
-  how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                   AXP VP - CAPITAL RESOURCE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993         +3.42%
1994         +1.17%
1995        +27.86%
1996         +7.71%
1997        +24.14%
1998        +24.12%
1999        +23.75%
2000        -17.46%
2001        -18.11%
2002        -22.03%


During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ending December 1998) and the lowest return for a calendar quarter was -17.27% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2003 was +16.19%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                            1 YEAR    5 YEARS    10 YEARS
AXP VP - Capital Resource Fund              -22.03%    -4.14%     +3.79%
S&P 500 Index                               -22.10%    -0.59%     +9.34%
Lipper Large-Cap Core Funds Index           -21.23%    -0.74%     +8.04%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.


The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Doug Chase, Portfolio Manger
-  Managed the Fund since 2002.
-  Joined AEFC in 2002.
-  Prior to that, Analyst and Portfolio Manager at Fidelity Investments.
-  Began investment career in 1992.
-  MBA, University of Michigan.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       8p

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, and debt obligations of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

GOAL
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.


Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
-  Limits its average portfolio maturity to ninety days or less.
-  Buys obligations with remaining maturities of 397 days or less.
- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
- Considering opportunities and risks given current interest rates and anticipated interest rates.
-  Purchasing securities based on the timing of cash flows in and out of the
   Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
- The issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).
-  Political, economic, or other events could affect the issuer's performance.
-  AEFC identifies a more attractive opportunity.
- The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:


   REINVESTMENT RISK
   INFLATION RISK
   CREDIT RISK
   SECTOR/CONCENTRATION RISK

REINVESTMENT RISK
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

INFLATION RISK
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       9p

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

SECTOR/CONCENTRATION RISK
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance varied for each full calendar year shown on the chart below.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                 AXP VP - CASH MANAGEMENT BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993        +2.70%
1994        +3.80%
1995        +5.45%
1996        +4.23%
1997        +5.16%
1998        +5.14%
1999        +4.73%
2000        +5.83%
2001        +3.74%
2002        +1.14%


During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ending September 2000) and the lowest return for a calendar quarter was +0.25% (quarter ending December 2002).

The Fund's year to date return as of Sept. 30, 2003 was +0.40%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                            1 YEAR    5 YEARS    10 YEARS
AXP VP - Cash Management Fund                +1.14%    +4.10%     +4.26%


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

YIELD INFORMATION
For current 7-day yield information, call (800) 862-7919 option 3.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       10p

MANAGEMENT
The team that manages the Fund's portfolio is led by:
Jerri I. Cohen, CFA, Portfolio Manager
-  Managed the Fund since 2002.
-  Leader of the cash investment sector team.
-  Joined AEFC in 2002.
- Prior to that, Sector Leader/Portfolio Manager, Zurich Scudder Investments, from 2000 to 2002. Prior to that, Portfolio Manager, Zurich Scudder Investments, from 1992 to 2000.
-  Began investment career in 1981.
-  MBA, Northwestern University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


AXP VARIABLE PORTFOLIO - CORE BOND FUND

GOAL
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in intermediate-term (5-12 years) investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade ("junk bonds"), although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
- Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.
- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.
- Targeting an average portfolio duration of 4 to 6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, AEFC considers, among other factors:
- The portfolio's total exposure to the sectors, industries and securities relative to the Index.
-  Whether a security's rating change or vulnerability to a change.
-  Whether a sector or industry is experiencing change.
-  Changes in the interest rate or economic outlook.
-  Whether AEFC identifies a more attractive opportunity.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       11p

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   INTEREST RATE RISK
   CREDIT RISK
   CALL/PREPAYMENT RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

CALL/PREPAYMENT RISK
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE
As of the date of this prospectus, the Fund has not commenced operations and therefore performance information is not available.

The Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT
The team that manages the Fund's portfolio is led by:
Tom Murphy, CFA, Portfolio Manager
-  Managed the Fund since 2003.
-  Leader of the investment grade corporate bond sector team.
-  Joined AEFC in 2002.
- Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.
-  Began investment career in 1986.
-  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       12p

AXP VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

GOAL
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets will be invested in bonds. Of that 80%, at least 50% will be invested in intermediate-term (5-12 years) investment grade securities that comprise the Lehman Brothers Aggregate Bond Index. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
- Evaluating the portfolio's total exposure to the sector, industry and security relative to the Index.
- Analyzing factors such as credit quality, interest rate outlook and price to select securities within each sector.
- Investing in lower-quality (junk) bonds and foreign investments as opportunities permit.
- Targeting an average portfolio duration of four-six years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, AEFC considers, among other factors:
- The portfolio's total exposure to the sector, industry and security relative to the Index.
-  A security's rating has changed or is vulnerable to a change.
-  A sector or industry is experiencing change.
-  The interest rate or economic outlook changes.
-  AEFC identifies a more attractive opportunity.

UNUSUAL MARKET CONDITIONS

During unusual market conditions, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   CREDIT RISK
   INTEREST RATE RISK
   CALL/PREPAYMENT RISK
   MARKET RISK

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


CALL/PREPAYMENT RISK
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       13p

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                   AXP VP - DIVERSIFIED BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993        +15.85%
1994         -3.92%
1995        +22.30%
1996         +5.70%
1997         +8.83%
1998         +1.51%
1999         +1.70%
2000         +5.41%
2001         +7.67%
2002         +5.53%


During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ending June 1995) and the lowest return for a calendar quarter was -3.21% (quarter ending March 1994).

The Fund's year to date return as of Sept. 30, 2003 was +4.10%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                                1 YEAR     5 YEARS   10 YEARS
AXP VP - Diversified Bond Fund                                   +5.53%     +4.34%     +6.83%
Lehman Brothers Aggregate Bond Index                            +10.25%     +7.55%     +7.51%
Lipper Intermediate Investment Grade Index                       +8.29%     +6.72%     +6.86%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Intermediate Investment Grade Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       14p

MANAGEMENT
The team that manages the Fund's portfolio is led by:
Tom Murphy, Portfolio Manager
-  Managed the Fund since 2002.
-  Leader of the investment grade corporate bond sector team.
-  Joined AEFC in 2002.
- Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.
-  Began investment career in 1986.
-  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

GOAL
The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:
-  Identifying companies with moderate growth potential based on:
   - effective management (considering overall performance); and
   - financial strength.

-  Identifying stocks that are selling at low prices in relation to:
   - current and projected earnings;
   - current and projected dividends; and
   - historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to alternative investments.
-  The security has reached AEFC's price objective.
-  The company has met AEFC's earnings and/or growth expectations.
- The company or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities or commercial paper. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       15p

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   ISSUER RISK
   MARKET RISK
   SECTOR/CONCENTRATION RISK
   STYLE RISK

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

SECTOR/CONCENTRATION RISK
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

STYLE RISK
The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

               AXP VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000         -0.78%
2001         +21.4%
2002        -19.03%


During the period shown in the bar chart, the highest return for a calendar quarter was +9.99% (quarter ending December 2001) and the lowest return for a calendar quarter was -21.04% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +20.06%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       16p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                            1 YEAR        SINCE INCEPTION
AXP VP - Diversified Equity Income Fund                     -19.03%          -4.49%(a)
Russell 1000(R) Value Index                                 -15.52%          -3.19%(b)
Lipper Equity Income Funds Index                            -16.43%          -3.66%(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell 1000(R) Value Index, an unmanaged index, measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


The Lipper Equity Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Warren Spitz, Portfolio Manager
-  Managed the Fund since 2000.
-  Joined AEFC in 2000.
- Prior to that, Portfolio Manager, Prudential Global Asset Management, from 1987-2000.
-  Began investment career in 1984.
-  MBA, University of Pennsylvania, Wharton School.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations including bonds and commercial paper of any rating, and money market securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       17p

AXP VARIABLE PORTFOLIO - EMERGING MARKETS FUND

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in companies located in at least three different emerging market countries. Included within this 80% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
-  Considering opportunities and risks within emerging market countries.
- Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).
-  Identifying companies with:
   - effective management,
   - financial strength,
   - prospects for growth and development, and
   - high demand for their products or services.
- Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).
- Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
   - The security is overvalued relative to alternative investments.
   - The company or the security continues to meet the standards described above.

Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       18p

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   FOREIGN/EMERGING MARKETS RISK
   ISSUER RISK
   STYLE RISK
   SECTOR/CONCENTRATION RISK
   LIQUIDITY RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

FOREIGN/EMERGING MARKETS RISK
The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

SECTOR/CONCENTRATION RISK
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

LIQUIDITY RISK
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       19p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                   AXP VP - EMERGING MARKETS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000
2001        -1.38%
2002        -5.44%


During the period shown in the bar chart, the highest return for a calendar quarter was +23.29% (quarter ending December 2001) and the lowest return for a calendar quarter was -18.48% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2003 was +22.04%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                           1 YEAR         SINCE INCEPTION
AXP VP - Emerging Markets Fund                             -5.44%            -13.22%(a)
MSCI Emerging Markets Free Index                           -6.00%            -13.14%(b)
Lipper Emerging Markets Funds Index                        -4.63%            -12.56%(b)


(a) Inception date was May 1, 2000.
(b) Measurement period started May 1, 2000.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compiled from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Julian A.S. Thompson, Portfolio Manager
-  Managed the Fund since 1999.
-  Joined AEFC in 1999.
- Prior to that, Investment Manager, Stewart Ivory, a Scottish investment company, from 1993 to 1999.
-  Began investment career in 1993.
-  Double first Classics and a Ph.D., Magdalene College, Cambridge.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       20p

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - EQUITY SELECT FUND

GOAL
The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies. The Fund considers medium-sized companies to be those whose market capitalization falls within the range of companies in the Russell MidCap(R) Index. The market capitalization within the Index will vary, but as of June 30, 2003, the range was between $1.2 billion and $9.8 billion. The Fund may also invest in companies with higher and lower market capitalization. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:
-  Identifying small, medium and large companies with:
   - effective management,
   - financial strength,
   - growth potential, and
   - competitive market position.
- Considering opportunities and risks by overall market conditions and industry outlook.
- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to alternative investments.
- The security has reached AEFC's price objective (what AEFC considers to be fair market value).
-  The company has met AEFC's earnings and/or growth expectations.
-  Political, economic, or other events could affect the company's performance.
- The company or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   STYLE RISK
   ISSUER RISK
   SMALL AND MEDIUM COMPANY RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       21p

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL AND MEDIUM COMPANY RISK
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                     AXP VP - EQUITY SELECT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000
2001
2002        -13.76%


During the period shown in the bar chart, the highest return for a calendar quarter was +8.59% (quarter ending December 2002) and the lowest return for a calendar quarter was -13.46% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +10.83%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                           1 YEAR         SINCE INCEPTION
AXP VP - Equity Select Fund                                -13.76%            -9.06%(a)
Russell MidCap(R) Growth Index                             -27.41%           -21.84%(b)
Lipper Mid-Cap Growth Funds Index                          -28.47%           -22.94%(b)


(a) Inception date was May 1, 2001.
(b) Measurement period started May 1, 2001.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       22p

MANAGEMENT
Duncan J. Evered, Portfolio Manager
-  Managed the Fund since 2000.
-  Joined AEFC in 1994.
-  Began investment career in 1984.
-  MBA, Stanford University.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, foreign securities, and debt obligations in the four highest ratings. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP VARIABLE PORTFOLIO - GLOBAL BOND FUND

GOAL
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
-  Considering opportunities and risks by credit rating and currency.
-  Identifying investment-grade U.S. and foreign bonds.
-  Identifying below investment-grade U.S. and foreign bonds.
- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued.
-  The security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

   INTEREST RATE RISK
   FOREIGN/EMERGING MARKETS RISK
   CREDIT RISK

   LIQUIDITY RISK
   CALL/PREPAYMENT RISK


INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       23p

FOREIGN/EMERGING MARKETS RISK
The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

LIQUIDITY RISK
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


CALL/PREPAYMENT RISK
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                      AXP VP - GLOBAL BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997         +3.83%
1998         +8.05%
1999         -4.40%
2000         +3.24%
2001         +1.34%
2002        +14.98%


During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ending June 2002) and the lowest return for a calendar quarter was -2.94% (quarter ending March 1997).

The Fund's year to date return as of Sept. 30, 2003 was +8.61%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       24p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR       5 YEARS     SINCE INCEPTION
AXP VP - Global Bond Fund                               +14.98%       +4.44%        +5.10%(a)
Lehman Brothers Global Aggregate Index                  +16.53%       +5.66%        +5.88%(b)
CitiGroup World Government Bond Index                   +19.49%       +5.82%        +5.29%(b)
Lipper Global Income Funds Index                        +11.68%       +4.28%        +5.19%(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all income and changes in market prices, but exclude brokerage commissions or other fees.


CitiGroup World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the CitiGroup World Government Bond Index to the Lehman Brothers Global Aggregate Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Lehman Brothers Global Aggregate Index will be included.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
The team that manages the Fund's portfolio is led by:
Nicholas Pifer, CFA, Portfolio Manager
-  Managed the Fund since 2000.
-  Leader of the global sector team.
-  Joined AEFC in 2000.
- Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.
-  Began investment career in 1990.
-  MA, Johns Hopkins University School of Advanced International Studies.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       25p

AXP VARIABLE PORTFOLIO - GROWTH FUND

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:
-  Effective management.
-  Financial strength.
-  Competitive market or product position.
-  Technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to other potential investments.
-  The security has reached AEFC's price objective.
-  The company has met AEFC's earnings and/or growth expectations.
- Political, economic, or other events could affect the company's other security's performance.
-  AEFC identifies a more attractive opportunity.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   ISSUER RISK
   STYLE RISK
   FOREIGN RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       26p

FOREIGN RISK
The following are all components of foreign risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                        AXP VP - GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000        -19.30%
2001        -30.95%
2002        -26.10%


During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ending December 2001) and the lowest return for a calendar quarter was -28.79% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2003 was +13.63%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - Growth Fund                                    -26.10%      -19.21%(a)
Russell 1000(R) Growth Index                            -27.88%      -16.47%(b)
Lipper Large-Cap Growth Funds Index                     -28.11%      -16.72%(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       27p

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of the growth subset of the Russell 1000(R) Index, which is composed of the 1,000 largest companies in the U.S. These companies have higher price-to-book ratios and higher forecasted growth values.


The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Nick Thakore, Portfolio Manager
-  Managed the Portfolio since 2002.
-  Joined AEFC in 2002.
-  Prior to that, Analyst and Portfolio Manager at Fidelity Investments.
-  Began investment career in 1993.
-  MBA, Wharton School at University of Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, investment grade debt obligations, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

GOAL
The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
-  Reviewing interest rate and economic forecasts.
-  Reviewing credit characteristics.
-  Identifying securities and /or companies that:
   - have medium and low quality ratings,
   - have similar qualities to securities or companies with medium or low quality ratings, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,
   - have growth potential,
   - have the potential for capital appreciation through credit upgrades.
-  Buying securities that are expected to outperform other securities.
-  Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The interest rate or economic outlook changes.
-  A sector or industry is experiencing change.
-  A security's rating is changed.
-  The security is overvalued.
-  The company does not meet AEFC's performance expectations.
-  AEFC wishes to lock in profits.
-  AEFC identifies a more attractive opportunity.
- The issuer or the security continues to meet the other standards described above.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       28p

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   CREDIT RISK
   MARKET RISK

   INTEREST RATE RISK
   CALL/PREPAYMENT RISK


CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

CALL/PREPAYMENT RISK
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                    AXP VP - HIGH YIELD BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997        +13.37%
1998         -4.41%
1999         +6.24%
2000         -9.31%
2001         +4.93%
2002         -6.58%


During the period shown in the bar chart, the highest return for a calendar quarter was +5.87% (quarter ending September 1997) and the lowest return for a calendar quarter was -9.38% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2003 was +18.93%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       29p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                         1 YEAR        5 YEARS     SINCE INCEPTION
AXP VP - High Yield Bond Fund                            -6.58%         -2.02%        +1.19%(a)
JP Morgan Global High Yield Index                        +2.17%         +1.09%        +4.07%(b)
Lipper High Yield Funds Index                            -2.41%         -1.80%        +1.84%(b)
Merrill Lynch High Yield Bond Index                      -1.14%         +1.24%        +4.17%(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Merrill Lynch High Yield Bond Index to the JP Morgan Global High Yield Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the JP Morgan Global High Yield Index will be included.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Management of the Fund's portfolio is coordinated by:
Scott Schroepfer, CFA, Portfolio Manager
-  Managed the Fund since 1999.
-  Member of the high yield sector team.
-  Joined AEFC in 1990.
-  Began investment career in 1986.
-  MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       30p

AXP VARIABLE PORTFOLIO - INTERNATIONAL FUND

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

The percentage of the Fund's total assets invested in particular regions or industries will change according to economic conditions, growth prospects and valuation.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
-  Considering opportunities and risks within regions or countries.
-  Identifying sectors or companies with strong growth potential.
- Selecting stocks of large companies that AEFC believes have the following fundamental strengths:
   - financial strength,
   - high demand for their products or services, and
   - effective management.
-  Identifying securities with sufficient liquidity in trading volume.

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued.
-  The security has reached AEFC's price objective.
-  The company or the security continues to meet the standards described above.
-  The region or country is undergoing political, economic, or other change.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   FOREIGN/EMERGING MARKETS RISK
   STYLE RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

FOREIGN/EMERGING MARKETS RISK
The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       31p

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                     AXP VP - INTERNATIONAL FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993        +32.79%
1994         -1.66%
1995        +11.33%
1996         +9.03%
1997         +2.73%
1998        +15.82%
1999        +45.63%
2000        -24.93%
2001        -28.69%
2002        -18.25%


During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ending December 1999) and the lowest return for a calendar quarter was -21.14% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +12.99%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       32p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                                1 YEAR     5 YEARS   10 YEARS
AXP VP - International Fund                                     -18.25%     -5.89%     +1.86%
MSCI EAFE Index                                                 -15.66%     -2.61%     +4.30%
Lipper International Funds Index                                -13.83%     -1.64%     +5.56%



This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Mark Burgess, Co-Portfolio Manager
- Chief Investment Officer of American Express Asset Management International, Inc. (AEAMI).
-  Managed the Fund since 2002.
-  Joined AEFC in 2001.
- Prior to that, Global Chief Investment Officer for Colonial First State, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998.
-  Began investment career in 1985.
-  Bachelors Degree of Commerce - Honors Degree, Melbourne University.

Richard Falle, Co-Portfolio Manager
-  Managed the Fund since 2002.
-  Joined AEFC in 1997.
-  Began investment career in 1993.
-  BSc in economics - Bristol University.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       33p

AXP VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. AEFC selects investments for the Fund by:
- Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.
-  Identifying stocks that are undervalued:
   - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,
   - because one or more of their current ratios are low relative to historical levels for the stock, or
   - because one or more of their current ratios or other financial measures make that stock attractive relative to its peers.

In deciding whether to sell a security, AEFC considers whether:
-  The security has reached AEFC's price objective.
-  The company has met AEFC's earnings and/or growth expectations.
-  The security is overvalued relative to other potential investments.
-  A more attractive opportunity has been identified.
- Political, economic, or other events could affect the company's or the security's performance.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   ISSUER RISK
   STYLE RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures or other factors.

STYLE RISK
The Fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in small or medium capitalization stocks. The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to re-evaluate out-of-favor stocks. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       34p

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund is new as of the date of this prospectus.

When available, the Fund intends to compare its performance to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Large-Cap Value Funds Index, an index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT
Robert Ewing, CFA, Portfolio Manager

-  Joined AEFC in 2002.

-  Prior to that, Analyst and Portfolio Manager at Fidelity Investments.
-  Began investment career in 1988.
-  BS, Boston College Carroll School of Management.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities, convertible securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - MANAGED FUND

GOAL
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:
- Considering opportunities and risks by reviewing overall market conditions and industry outlook.

- Focusing on companies that are attractively valued relative to history, peers or the market overall (by using such measures as price-to-earnings, price-to-book, price-to-cash flow and price-to-sales).

-  Selecting companies it believes are positioned to benefit from:
   - anticipated industry changes or current dynamics,
   - competitive market position,
   - improving financial performance,
   - anticipated earnings growth, or
   - future valuation increases.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The interest rate or economic outlook changes.
-  The security is overvalued when compared to other potential investments.
- The issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).
-  The security has reached AEFC's price objective.
-  AEFC identifies a more attractive opportunity.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       35p

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   INTEREST RATE RISK
   CREDIT RISK
   FOREIGN RISK
   ISSUER RISK
   LIQUIDITY RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

FOREIGN RISK
The following are all components of foreign risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       36p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                        AXP VP - MANAGED FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993        +12.33%
1994         -4.52%
1995        +24.21%
1996        +16.20%
1997        +19.50%
1998        +15.80%
1999        +14.84%
2000         -2.31%
2001        -10.59%
2002        -12.92%


During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ending December 1998) and the lowest return for a calendar quarter was -12.37% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2003 was +10.86%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                                1 YEAR     5 YEARS   10 YEARS
AXP VP - Managed Fund                                           -12.92%     +0.23%     +6.47%
S&P 500 Index                                                   -22.10%     -0.59%     +9.34%
Lehman Brothers Aggregate Bond Index                            +10.25%     +7.55%     +7.51%
Lipper Balanced Funds Index                                     -10.69%     +2.10%     +7.53%



This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Balanced Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the index may not be the same as those held by the Fund.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       37p

MANAGEMENT
Robert Ewing, CFA, Portfolio Manager
-  Managed the Fund since 2002.
-  Joined AEFC in 2002.
-  Prior to that, Analyst and Portfolio Manager, Fidelity Investments.
-  Began investment career in 1988.
-  BS, Boston College Carroll School of Management - Honors Program.

The team that manages the fixed income portion of the Fund's portfolio is led by:

Tom Murphy, CFA, Portfolio Manager
-  Managed the Fund since 2003.
-  Leader of the investment grade corporate bond sector team.
-  Joined AEFC in 2002.
- Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.
-  Began investment career in 1986.
-  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - NEW DIMENSIONS FUND

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
- Identifying companies that AEFC believes have above-average long-term growth potential based on:
   - effective management,
   - financial strength, and
   - competitive market position; as well as
- Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to alternative investments.
-  The company has met AEFC's earnings and/or growth expectations.
-  Political, economic, or other events could affect the company's performance.
-  AEFC wishes to minimize potential losses.
-  AEFC identifies a more attractive opportunity.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       38p

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   ISSUER RISK
   STYLE RISK
   FOREIGN RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

FOREIGN RISK
The following are all components of foreign risk:

COUNTRY RISK includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       39p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                    AXP VP - NEW DIMENSIONS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997        +24.37%
1998        +28.64%
1999        +32.00%
2000         -9.08%
2001        -16.71%
2002        -21.89%


During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ending December 1998) and the lowest return for a calendar quarter was -16.64% (quarter ending March 2001).

The Fund's year to date return as of Sept. 30, 2003 was +13.71%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                       1 YEAR      5 YEARS   SINCE INCEPTION
AXP VP - New Dimensions Fund                           -21.89%      +0.09%      +5.12%(a)
S&P 500 Index                                          -21.10%      -0.59%      +6.16%(b)
Lipper Large-Cap Growth Funds Index                    -28.11%      -4.16%      +5.16%(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Gordon Fines, Vice President and Senior Portfolio Manager
-  Managed the Fund since 1991.
-  Leads the Growth Team.
-  Joined AEFC in 1981.
-  Began investment career in 1967.
-  Undergraduate in History, Northwestern University.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       40p

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


AXP VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At June 30, 2003, the range of the Index was between $29 million and $239 billion. The market capitalization range and the composition of the Russell 3000 Index are subject to change.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadviser. AEFC has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.

In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:
-  Price and earnings expectations.
- The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.
-  Balance sheet characteristics.
- The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.
- Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   SMALL AND MEDIUM COMPANY RISK
   MANAGEMENT RISK
   STYLE RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       41p

SMALL AND MEDIUM COMPANY RISK
Investments in small and medium capitalization companies often involve greater risks than investments in larger, more established companies because small and medium capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

MANAGEMENT RISK
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

STYLE RISK
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE
As of the date of this prospectus, the Fund has not commenced operations and therefore performance information is not available.

The Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT
AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors.

The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.

Mr. Mario Gabelli, CFA, is responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, is located at One Corporate Center, Rye, New York 10580. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       42p

AXP VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in companies with market capitalization of less than $2 billion, which also includes micro capitalization companies with market capitalization of less than $400 million, at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

AEFC, the Fund's investment manager, is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected three independent asset managers, Royce & Associates, LLC (Royce), Third Avenue Management LLC (Third Avenue), and Goldman Sachs Asset Management, L.P. (GSAM) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small and micro capitalization companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000(R) Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.

ROYCE
Royce uses a value methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:
-  Excellent business strengths.
-  High internal rates of return and low leverage.

In the micro-cap sector, Royce selects from a universe of more than 6,200 micro-cap companies that it believes are trading significantly below its estimate of their current worth.

THIRD AVENUE
Third Avenue uses a value investment style through a disciplined bottom-up approach to identify securities of well-financed companies which are trading at a substantial discount. Focusing on a company's fundamentals rather than macro-economic trends, Third Avenue investigates publicly available information about a company to understand its dynamics and gathers information about its management, its customers, and its competitors. In selecting securities for the Fund, Third Avenue identifies attractive investments that exhibit the following four essential characteristics:
- High quality resources, measured by the presence of high quality assets, the absence of liabilities both on and off the balance sheet and strong cash flows.
- Competent management with a strong record as an owner and operator of the business, and shares a common interest with outside, passive minority shareholders.
- Understandable business, based on company's published financials, Securities and Exchange Commission (SEC) filings and other public documents.
- Selling at a discount to the value of business were it a private company or a takeover candidate.

Third Avenue will generally sell a security when there has been a fundamental change in the business or capital structure of the company, which significantly affects the investment's inherent value, or when Third Avenue believes that the market value of an investment is over-priced relative to its intrinsic value.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       43p

GSAM
Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at Goldman Sachs seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.


GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) its confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting their sector bets and investing in a large number of holdings.


UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   SMALL COMPANY RISK
   STYLE RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

SMALL COMPANY RISK
Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less and may be more volatile than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

STYLE RISK
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       44p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

               AXP VP - PARTNERS SMALL CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000
2001
2002        -12.13%


During the period shown in the bar chart, the highest return for a calendar quarter was 9.08% (quarter ending March 2002) and the lowest return for a calendar quarter was -21.23% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +21.00%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - Partners Small Cap Value Fund                  -12.13%       -4.34%(a)
Russell 2000(R) Value Index                             -11.43%       -6.08%(b)
Lipper Small-Cap Value Funds Index                      -11.20%       -5.83%(b)
Russell 2000(R) Index                                   -20.48%      -12.79%(b)


(a) Inception date was Aug. 14, 2001.
(b) Measurement period started Oct. 1, 2001.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.


The Lipper Small-Cap Value Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 2000(R) Index.


Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Russell 2000(R) Index to the Russell 2000(R) Value Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Russell 2000(R) Value Index will be included.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       45p

MANAGEMENT
AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors (the "Board"). The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund.

ROYCE
Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. W. Whitney George, Managing Director, Vice President and Senior Portfolio Manager and Jay S. Kaplan, Portfolio Manager, co-manage the portion of the Fund's portfolio managed by Royce. Mr. George has been employed by Royce since 1991. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

THIRD AVENUE
Curtis R. Jensen and Ian Lapey have primary responsibility for managing the portion of the Fund's portfolio managed by Third Avenue. Mr. Jensen, Co-Chief Investment Officer and Portfolio Manager of the Third Avenue Small-Cap Value Fund, oversees the management of those assets managed by Third Avenue, and Mr. Lapey, Portfolio Manager, handles the day-to-day management of those assets. Mr. Jensen has been employed by Third Avenue since 1995, having previously held various corporate finance positions with Manufacturers Hanover Trust Company and Enright and Company, a private investment banking firm. Mr. Jensen received a BA from Williams College and an MBA from the Yale School of Management, where he studied under Mr. Whitman. Mr. Lapey has been employed by Third Avenue since 2001, having previously been an Equity Research Analyst with Credit Suisse First Boston for three years. Mr. Lapey received a BA from Williams College, an MS from Northeastern University Graduate School of Professional Accounting, and an MBA from New York University Stern School of Business. Martin J. Whitman, CFA, is founder and Co-Chief Investment Officer of Third Avenue Management LLC.

GSAM
A team of seasoned small-cap value investors is responsible for managing GSAM's portion of the Fund. Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry. Key professionals include:

EILEEN ROMINGER, MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER
Eileen is Chief Investment Officer and portfolio manager on the U.S. Value team where she oversees the portfolio construction and investment research for the firm's value accounts. Her prior experience spanned 18 years at Oppenheimer Capital, where she was a Managing Director and member of the Executive Committee. She was a senior portfolio manager for corporate pension fund and insurance company accounts, portfolio manager of Quest Value Fund since 1988, as well as a senior research analyst responsible for several industries. Eileen received an M.B.A. from Wharton School of Business and a B.A. from Fairfield University.

CHIP OTNESS, CFA, MANAGING DIRECTOR AND PORTFOLIO MANAGER
Chip is a portfolio manager on the U.S. Value team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Chip brings to Goldman Sachs 30 years of fundamental-driven research and investment management experience, 20 years of that managing small-cap funds. Chip started his career at JP Morgan where he spent 28 years. When he left
JP Morgan he was Managing Director and ran the J.P. Morgan's Small Cap Institutional group and was responsible for growing and managing $3.6 billion in assets. Chip received a B.A. in Economics from Harvard University.

LISA PARISI, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER
Lisa is a portfolio manager on the U.S. Value team, where she has broad research responsibilities across the value strategies. Previously, Lisa started a small-cap value strategy for John A Levin & Co. Lisa also developed a small-cap value product and co-managed a mid-cap value product at Valenzuela Capital, where she was a managing director. Lisa started her career working at Lazard Freres on the small-cap value team and has also worked at Royce Associates and Trust Company of the West. Lisa received a B.B.A. from Adelphi University and an M.B.A. in Finance from the Stern School of Business at New York University.

J. KELLY FLYNN, VICE PRESIDENT AND PORTFOLIO MANAGER
Kelly is a portfolio manager for the U.S. Value team, where he has broad research responsibilities across the value strategies. Prior to joining Goldman Sachs Kelly spent three years at Lazard Asset Management where he was a portfolio manager for Small Cap/SMID Cap Value products. Before Lazard, Kelly was a small-cap value portfolio manager at 1838 Investment Advisors. Kelly has also spent time working for Edgewater Private Equity Fund as a research analyst and at First Boston in the mergers and acquisitions department. Kelly received a B.A. from Harvard in 1990 and an M.B.A from Wharton School of Business.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       46p

DOLORES BAMFORD, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER
Dolores is a portfolio manager for the U.S. Value team, where she has broad research responsibility across the value portfolios. Prior to her arrival at Goldman Sachs, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992. While at Putnam she was portfolio manager for a variety of Funds including the Putnam Convertible Income-Growth Fund, the Global Resources Fund. Dolores received a B.A. from Wellesley College in 1988 and her M.S. from MIT Sloan School of Management.

SCOTT CARROLL, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER
Scott is a portfolio manager on the U.S. Value team, where he has broad research responsibilities across the value portfolios. Before joining Goldman Sachs, Scott spent over five years at Van Kampen Funds where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds. Prior to Van Kampen, Scott spent three years at Lincoln Capital Management as an equity analyst. Scott also spent two years as a Senior Auditor at Pittway Corporation. Scott received a B.S. in Accounting from Northern Illinois University in 1988, and an MBA from the University of Chicago Graduate School of Business.

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

Third Avenue is located at 622 Third Avenue 32nd Floor, New York, New York. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. On August 8, 2002, Affiliated Managers Group, Inc. acquired an indirect majority equity interest in Third Avenue. The investment professionals and management team serving Third Avenue remain unchanged.

GSAM is located at 32 Old Slip, 17th Floor, New York, New York. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is a division of The Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       47p

AXP VARIABLE PORTFOLIO - S&P 500 INDEX FUND

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P 500 Index). The S&P 500 Index is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 Index is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500 Index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 Index in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500 Index, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.

AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC, the Fund's investment adviser, considers, among other factors, whether:
-  The security continues to be included in the S&P 500 Index.
- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).
- A company's market weighting otherwise changes with respect to the S&P 500 Index.
-  Timing of cash flows in and out of the Fund require AEFC to sell a security.
* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   TRACKING ERROR RISK
   SECTOR/CONCENTRATION RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       48p

TRACKING ERROR RISK
The Fund may not track the S&P 500 Index perfectly because differences between the S&P 500 Index and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500 Index. However, the tools that the investment adviser uses to replicate the S&P 500 Index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500 Index.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

SECTOR/CONCENTRATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the S&P 500 Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500 Index.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                     AXP VP - S&P 500 INDEX FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000
2001        -12.46%
2002        -22.42%


During the period shown in the bar chart, the highest return for a calendar quarter was +10.56% (quarter ending December 2001) and the lowest return for a calendar quarter was -17.26% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +14.25%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       49p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - S&P 500 Index Fund                             -22.42%      -16.79%(a)
S&P 500 Index                                           -22.10%      -15.97%(b)
Lipper S&P 500 Funds Index                              -22.30%      -16.20%(b)


(a) Inception date was May 1, 2000.
(b) Measurement period started May 1, 2000.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
David Factor, CFA, Portfolio Manager
-  Managed the Fund since 2001.
-  Joined AEFC in 1994.
-  Began investment career in 1996.
-  BSB, University of Minnesota.

AXP VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

GOAL
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. These mortgage loans include, but are not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds, which are backed by the credit of federal agencies or government sponsored agencies or government sponsored entities. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:
-  Reviewing credit characteristics and the interest rate outlook.
-  Identifying and buying securities that:
   - are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency; and
   - have short or intermediate-term maturities.
- Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       50p

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The interest rate or economic outlook changes.
-  The security is overvalued relative to alternative investments.
-  AEFC wishes to lock-in profits.
-  AEFC identifies a more attractive opportunity.
- The issuer or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   CORRELATION RISK
   INTEREST RATE RISK
   CALL/PREPAYMENT RISK

   CREDIT RISK
   DERIVATIVES RISK


MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

CORRELATION RISK
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

INTEREST RATE RISK
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

CALL/PREPAYMENT RISK
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

DERIVATIVES RISK
Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       51p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

            AXP VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000        +8.47%
2001        +6.29%
2002        +5.83%


During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.11% (quarter ending December 2001).

The Fund's year to date return as of Sept. 30, 2003 was +1.26%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - Short Duration U.S. Government Fund             +5.83%      +6.37%(a)
Lehman Brothers 1-3 Year Government Index                +6.01%      +7.15%(b)
Lehman Brothers Aggregate Bond Index                    +10.25%      +9.25%(b)
Lipper Short U.S. Government Funds Index                 +5.29%      +6.43%(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included.


Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Short U.S. Government Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       52p

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers 1-3 Year Government Index. The investment manager made this recommendation because the new index more closely represents the Fund's objectives. We will include both indices in this transition year. In the future, however, only the Lehman Brothers 1-3 Year Government Index will be included.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
The team that manages the Fund's portfolio is led by:
Scott Kirby, Portfolio Manager
-  Managed the Fund since 2001.
-  Leader of the structured assets team.
-  Joined AEFC in 1979, left in 1985 and returned in 1987.
-  Began investment career in 1983.
-  MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and investment grade non-governmental debt obligations. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalization of up to $2 billion at the time the Fund first invests in them. These companies will often be those included in the Russell 2000(R) Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

AEFC, the Fund's investment manager, is responsible for the Fund's overall administration, distribution and oversight of the subadviser. Kenwood Capital Management LLC (Kenwood) (the Subadviser), an indirect subsidiary of AEFC, subadvises the Fund.

Kenwood manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

Kenwood buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:
- Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow.
- Improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.

Kenwood will normally sell a stock holding if:
-  The stock's price moves above a reasonable valuation target.
-  The company's financial performance fails to meet expectations.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       53p

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   SMALL AND MEDIUM COMPANY RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

SMALL AND MEDIUM COMPANY RISK
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                  AXP VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000         +4.16%
2001         -6.53%
2002        -17.06%


During the period shown in the bar chart, the highest return for a calendar quarter was +17.52% (quarter ending December 2001) and the lowest return for a calendar quarter was -19.29% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +27.35%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       54p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - Small Cap Advantage Fund                       -17.06%      -2.65%(a)
Russell 2000(R) Index                                   -20.48%      -2.01%(b)
Lipper Small-Cap Core Funds Index                       -19.23%      +2.99%(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.


The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Jake Hurwitz, CFA, Co-Portfolio Manager
-  Managed the Fund since 1999.
-  Principal of Kenwood Capital Management LLC, since 1998.
- Prior to that, Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), from 1991 to 1998.
-  Began investment career in 1978.
-  MA, University of California, MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager
-  Managed the Fund since 1999.
-  Principal of Kenwood Capital Management LLC, since 1998.
-  Prior to that, Chief Executive Officer, TIMCO, from 1995 to 1998.
-  Began investment career in 1978.
-  MA, Yale University.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       55p

AXP VARIABLE PORTFOLIO - STOCK FUND

GOAL
The Fund seeks to provide shareholders with current income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in common stocks and securities convertible into common stocks. Under normal circumstances, at least 80% of the Fund's net assets are invested in these securities. In pursuit of its income objective, the Fund will invest in income-producing equity securities (such as convertible securities and preferred stocks) and short-term debt instruments (such as commercial paper). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:
- Considering opportunities and risks by reviewing overall market conditions and industry outlook.
- Identifying market trends that AEFC believes will lead to good long-term growth potential.

-  Identifying companies with strong, sustainable earnings growth based on:

   - effective management (considering overall performance),
   - competitive market position, and
   - financial strength.
- Focusing on those companies that AEFC considers to be "blue chips." Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.
-  Identifying investments that contribute to portfolio diversification.
-  Identifying income-producing securities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to other potential investments.
-  The security has reached AEFC's price objective.
-  The company has met AEFC's earnings and/or growth expectations.
-  Political, economic or other events could affect the company's performance.

UNUSUAL MARKET CONDITIONS
During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   ISSUER RISK
   MARKET RISK
   STYLE RISK

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       56p

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                         AXP VP - STOCK FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993
1994
1995
1996
1997
1998
1999
2000
2001
2002        -20.91%


During the period shown in the bar chart, the highest return for a calendar quarter was +1.81% (quarter ending December 2002) and the lowest return for a calendar quarter was -13.89% (quarter ending September 2002).

The Fund's year to date return as of Sept. 30, 2003 was +12.33%.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                        1 YEAR    SINCE INCEPTION
AXP VP - Stock Fund                                     -20.91%      -17.48%(a)
S&P 500 Index                                           -22.10%      -16.00%(b)
Lipper Large-Cap Core Funds Index                       -21.23%      -15.18%(b)


(a) Inception date was Aug. 13, 2001.
(b) Measurement period started Sept. 1, 2001.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Mike Kennedy, CFA, Portfolio Manager
-  Managed the Fund since 2001.
-  Joined AEFC in 1985.
-  Began investment career in
-  MBA, Loyola University of Chicago.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       57p

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, foreign securities, and debt obligations rated C or higher. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


These securities and investment strategies, and others, are discussed in the SAI and its annual and semiannual reports.

AXP VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:
- Considering opportunities and risks within growing industries and new technologies.
-  Selecting companies that AEFC believes have aggressive growth prospects.
-  Identifying small and medium companies with:
   - effective management,
   - financial strength, and

   - competitive market position.

The Fund focuses on medium-sized and small-sized companies whose market capitalization falls within the range of companies in the Russell MidCap(R) Index for medium-sized companies and the Russell 2000(R) Index for the small-sized companies. The market capitalization within Indexes will vary, but as of June 30, 2003, the range was between $1.2 billion and $9.8 billion in the Russell MidCap(R) Index, and between $116.6 million and $1.2 billion in the Russell 2000 Index.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:
-  The security is overvalued relative to alternative investments.
-  The security has reached AEFC's price objective.
-  The company's characteristics change.
-  The company has met AEFC's earnings and/or growth expectations.
-  Political, economic, or other events could affect the company's performance.
-  AEFC wishes to minimize potential losses (i.e., in a market down-turn).
-  AEFC wishes to lock-in profits.
-  AEFC identifies a more attractive opportunity.
- The company or the security continues to meet the other standards described above.

UNUSUAL MARKET CONDITIONS
During unusual market conditions or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       58p

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK
   STYLE RISK
   SMALL AND MEDIUM COMPANY RISK
   ISSUER RISK

MARKET RISK
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

STYLE RISK
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

SMALL AND MEDIUM COMPANY RISK
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

ISSUER RISK
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
- how the Fund's performance varied for each full calendar year shown on the chart below, and
- how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

[CHART]

                  AXP VP - STRATEGY AGGRESSIVE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1993        +13.07%
1994         -6.32%
1995        +31.76%
1996        +15.98%
1997        +12.64%
1998         +2.62%
1999        +71.03%
2000        -19.04%
2001        -32.91%
2002        -31.95%


During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ending December 1999) and the lowest return for a calendar quarter was -28.63% (quarter ending March 2001).

The Fund's year to date return as of Sept. 30, 2003 was +16.80%.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       59p

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2002)


                                                                1 YEAR     5 YEARS   10 YEARS
AXP VP - Strategy Aggressive Fund                               -31.95%     -8.29%     +1.69%
Russell MidCap(R) Growth Index                                  -27.41%     -1.82%     +6.71%
Lipper Mid-Cap Growth Funds Index                               -28.47%     -1.49%     +6.41%



This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Paul Rokosz, CFA, Portfolio Manager
-  Managed the Fund since 2002.
-  Joined AEFC in 1998.
-  Prior to that, Senior Analyst, Putnam Investments, from 1994 to 1998.
-  Began investment career in 1986.
-  MBA, University of Chicago Graduate School of Business.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       60p

FEES AND EXPENSES
Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

ANNUAL FUND OPERATING EXPENSES

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                              MANAGEMENT   DISTRIBUTION       OTHER                  FEE WAIVER/EXPENSE     NET
FUND                                            FEES(a)   (12b-1) FEES(b)  EXPENSES(c)     TOTAL        REIMBURSEMENT     EXPENSES
AXP VP - Blue Chip Advantage Fund              0.53%(g)       0.13%          0.14%         0.80%          0.00%            0.80%
AXP VP - Capital Resource Fund                 0.64%(h)       0.13%          0.08%         0.85%          0.00%            0.85%
AXP VP - Cash Management Fund                  0.51%          0.13%          0.06%         0.70%          0.00%            0.70%
AXP VP - Core Bond Fund                        0.63%          0.13%          0.45%         1.21%          0.26%            0.95%
AXP VP - Diversified Bond Fund                 0.60%          0.13%          0.08%         0.81%          0.00%            0.81%
AXP VP - Diversified Equity Income Fund        0.53%(g)       0.13%          0.10%         0.76%          0.00%            0.76%
AXP VP - Emerging Markets Fund(d)              1.13%(g)       0.13%          0.78%         2.04%          0.29%            1.75%
AXP VP - Equity Select Fund                    0.68%(h)       0.13%          0.25%         1.06%          0.00%            1.06%
AXP VP - Global Bond Fund                      0.84%          0.13%          0.12%         1.09%          0.00%            1.09%
AXP VP - Growth Fund                           0.65%(h)       0.13%          0.21%         0.99%          0.00%            0.99%
AXP VP - High Yield Bond Fund                  0.62%          0.13%          0.08%         0.83%          0.00%            0.83%
AXP VP - International Fund(d)                 0.84%(g)       0.13%          0.09%         1.06%          0.00%            1.06%
AXP VP - Large Cap Value Fund                  0.63%          0.13%          0.43%         1.19%          0.14%            1.05%
AXP VP - Managed Fund                          0.61%(h)       0.13%          0.06%         0.80%          0.00%            0.80%
AXP VP - New Dimensions Fund                   0.62%(g)       0.13%          0.07%         0.82%          0.00%            0.82%
AXP VP - Partners Select Value Fund            0.81%          0.13%          0.46%         1.40%          0.25%            1.15%
AXP VP - Partners Small Cap Value Fund(e)      0.99%(g)       0.13%          0.43%         1.55%          0.00%            1.55%
AXP VP - S&P 500 Index Fund                    0.29%          0.13%          0.22%         0.64%          0.14%            0.50%
AXP VP - Short Duration U.S. Government Fund   0.61%          0.13%          0.08%         0.82%          0.00%            0.82%
AXP VP - Small Cap Advantage Fund(f)           0.81%(h)       0.13%          0.25%         1.19%          0.00%            1.19%
AXP VP - Stock Fund                            0.55%(g)       0.13%          1.13%         1.81%          0.71%            1.10%
AXP VP - Strategy Aggressive Fund              0.61%(g)       0.13%          0.09%         0.83%          0.00%            0.83%


(a) The Fund pays AEFC a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.
(d) AEFC pays American Express Asset Management International Inc. (AEAMI) a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.
(e) AEFC pays Royce & Associates, LLC, Third Avenue Management LLC and Goldman Sachs Asset Management, L.P., a fee for sub-investment advisory services.
(f) AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.

(g) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for AXP VP - Blue Chip Advantage Fund, 0.03% for AXP VP - Diversified Equity Income Fund, 0.04% for AXP VP - Emerging Markets Fund, 0.02% for AXP VP - International Fund, 0.002% for AXP VP - New Dimensions Fund, 0.03% for AXP VP - Partners Small Cap Value Fund, 0.01% for AXP VP - Stock Fund and 0.02% for AXP VP - Strategy Aggressive Fund.
(h) Includes the impact of a performance incentive adjustment that increased the management fee by 0.02% for AXP VP - Capital Resource Fund, 0.03% for AXP VP
    - Equity Select Fund, 0.02% for AXP VP - Growth Fund, 0.003% for AXP VP - Managed Fund and 0.02% for AXP VP - Small Cap Advantage Fund.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       61p

EXAMPLE
This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:


FUND                                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP VP - Blue Chip Advantage Fund                    $       82   $      256   $      445   $      994
AXP VP - Capital Resource Fund                               87          271          472        1,053
AXP VP - Cash Management Fund                                72          224          390          874
AXP VP - Core Bond Fund                                      97          359          N/A          N/A
AXP VP - Diversified Bond Fund                               83          259          450        1,006
AXP VP - Diversified Equity Income Fund                      78          243          423          946
AXP VP - Emerging Markets Fund                              188          622        1,082        2,359
AXP VP - Equity Select Fund                                 108          337          586        1,299
AXP VP - Global Bond Fund                                   111          347          602        1,333
AXP VP - Growth Fund                                        101          316          548        1,218
AXP VP - High Yield Bond Fund                                85          265          461        1,029
AXP VP - International Fund                                 108          337          586        1,299
AXP VP - Large Cap Value Fund                               107          364          N/A          N/A
AXP VP - Managed Fund                                        82          256          445          994
AXP VP - New Dimensions Fund                                 84          262          456        1,018
AXP VP - Partners Select Value Fund                         117          419          N/A          N/A
AXP VP - Partners Small Cap Value Fund                      158          490          846        1,851
AXP VP - S&P 500 Index Fund                                  56          196          349          793
AXP VP - Short Duration U.S. Government Fund                 84          262          456        1,018
AXP VP - Small Cap Advantage Fund                           121          378          655        1,448
AXP VP - Stock Fund                                         136          524          937        2,093
AXP VP - Strategy Aggressive Fund                            85          265          461        1,029


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

EXPENSE LIMITATIONS
Through April 30, 2004, AEFC has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:


AXP VP - Emerging Markets Fund                                                                    1.75%
AXP VP - Equity Select Fund                                                                       1.10%
AXP VP - S&P 500 Index Fund                                                                      0.495%
AXP VP - Stock Fund                                                                               1.10%



Through Aug. 31, 2004, AEFC has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:



AXP VP - Core Bond Fund                                                                           0.95%
AXP VP - Large Cap Value Fund                                                                     1.05%
AXP VP - Partners Select Value Fund                                                               1.15%



The expense table above has been adjusted to incorporate the expense limitations for a theoretical investment occurring on Sept. 1, 2003.


             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       62p

BUYING AND SELLING SHARES

VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the New York Stock Exchange
(NYSE) is open.

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's assets are valued primarily on the basis of market quotations. Foreign investments are valued in U.S. dollars. AEFC will price a security at fair value in accordance with procedures adopted by the Fund's Board of Directors if a reliable market quotation is not readily available. AEFC also may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as DIVIDENDS. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

FEDERAL INCOME TAXATION OF SUBACCOUNTS, LIFE INSURANCE COMPANIES AND ANNUITY CONTRACTS OR LIFE INSURANCE POLICIES IS DISCUSSED IN YOUR ANNUITY CONTRACT OR LIFE INSURANCE POLICY PROSPECTUS.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       63p

OTHER INFORMATION

The Fund operates under an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

INVESTMENT MANAGER
AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is the wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $209 billion in assets.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

AXP VP - Cash Management Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Short Duration U.S. Government Fund received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the funds without first obtaining shareholder approval. Before the funds may rely on the order, a majority of the fund's outstanding voting securities will need to approve operating the funds in this manner. If shareholder approval is received, the funds may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

             AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       64p

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request. We have not provided this information for AXP VP - Core Bond Fund, AXP VP - Large Cap Value Fund and AXP VP - Partners Select Value Fund because they are new and do not have any history.

AXP VP - BLUE CHIP ADVANTAGE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   6.57     $   8.14     $  11.62        $   9.78
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .06          .05          .07             .02
Net gains (losses) (both realized and unrealized)                        .57        (1.57)       (3.47)           1.85
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .63        (1.52)       (3.40)           1.87
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.06)        (.05)        (.08)           (.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   7.14     $   6.57     $   8.14        $  11.62
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $     66     $     63     $     81        $     71
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .80%         .79%         .78%            .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .96%         .68%         .81%            .34%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 87%         143%         124%            226%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         9.60%      (18.67%)     (29.40%)         19.13%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       65p

AXP VP - CAPITAL RESOURCE FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  16.48    $  20.87    $  37.21    $  34.62    $  26.80
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .10         .10         .05         .01         .06
Net gains (losses) (both realized and unrealized)                      1.56       (2.83)     (12.96)       6.20       10.28
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.66       (2.73)     (12.91)       6.21       10.34
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)       (.09)       (.04)       (.01)       (.06)
Distributions from realized gains                                        --       (1.57)      (3.39)      (3.61)      (2.46)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.10)      (1.66)      (3.43)      (3.62)      (2.52)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  18.04    $  16.48    $  20.87    $  37.21    $  34.62
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  1,982    $  2,227    $  3,270    $  5,920    $  5,621
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .85%        .80%        .78%        .77%        .66%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .62%        .52%        .13%       (.02%)       .17%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               115%        146%         62%         52%         56%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       10.16%     (14.08%)    (36.48%)     19.26%      40.12%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - CASH MANAGEMENT FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01         .02         .05         .05         .05
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.01)       (.02)       (.05)       (.05)       (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    868    $  1,123    $  1,063    $    783    $    690
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .70%        .69%        .68%        .68%        .56%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .72%       1.61%       4.76%       5.38%       4.60%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         .72%       1.59%       4.94%       5.52%       4.72%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       66p

AXP VP - DIVERSIFIED BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  10.38    $  10.61    $  10.29    $  10.56    $  11.08
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .44         .56         .70         .75         .79
Net gains (losses) (both realized and unrealized)                       .02        (.23)        .30        (.27)       (.52)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .46         .33        1.00         .48         .27
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.44)       (.56)       (.68)       (.75)       (.77)
Distributions from realized gains                                        --          --          --          --        (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.44)       (.56)       (.68)       (.75)       (.79)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  10.40    $  10.38    $  10.61    $  10.29    $  10.56
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  1,765    $  1,814    $  1,626    $  1,468    $  1,750
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .81%        .80%        .80%        .79%        .68%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      4.23%       5.41%       6.72%       7.30%       7.22%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               251%        167%        122%         70%         68%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        4.50%       3.20%      10.07%       4.69%       2.40%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - DIVERSIFIED EQUITY INCOME FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.41     $  10.20     $  10.05        $   9.76
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .17          .13          .11             .10
Net gains (losses) (both realized and unrealized)                       1.24        (1.75)         .15             .30
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.41        (1.62)         .26             .40
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.17)        (.13)        (.11)           (.11)
Distributions from realized gains                                         --         (.04)          --              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.17)        (.17)        (.11)           (.11)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   9.65     $   8.41     $  10.20        $  10.05
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    370     $    267     $    106        $     23
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .76%         .87%         .91%(d)         .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.13%        1.59%        1.49%           1.42%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 39%          35%          68%             53%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        17.00%      (16.16%)       2.56%           4.21%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       67p

AXP VP - EMERGING MARKETS FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   7.04     $   6.68     $   9.61        $  10.23
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .04          .02          .01            (.01)
Net gains (losses) (both realized and unrealized)                       1.38          .34        (2.94)           (.60)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.42          .36        (2.93)           (.61)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.02)          --           --              --
Tax return of capital                                                     --           --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.02)          --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   8.44     $   7.04     $   6.68        $   9.61
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $     16     $     10     $      6        $      6
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.75%        1.68%        1.75%           1.69%(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .67%         .31%         .20%           (.36%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                191%         215%         203%             37%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        20.25%        5.45%      (30.49%)         (6.03%)(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.04%, 2.36%, 3.49% and 2.42% for the periods ended Aug. 31, 2003, 2002, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

AXP VP - EQUITY SELECT FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002      2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.54     $   9.57     $  10.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.05)        (.04)        (.01)
Net gains (losses) (both realized and unrealized)                       1.60         (.99)        (.69)
------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.55        (1.03)        (.70)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.09     $   8.54     $   9.57
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    170     $     72     $     14
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.06%        1.10%(d)     1.10%(d),(f)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.71%)       (.76%)       (.45%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 19%          20%          19%
------------------------------------------------------------------------------------------------------
Total return(e)                                                        18.20%      (10.77%)      (6.82%)(g)
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       68p

AXP VP - GLOBAL BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  10.02    $   9.76    $   9.34    $   9.84    $  10.09
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .34         .38         .43         .32         .55
Net gains (losses) (both realized and unrealized)                       .61         .36         .23        (.51)       (.29)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .95         .74         .66        (.19)        .26
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.57)       (.48)       (.24)       (.31)       (.51)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  10.40    $  10.02    $   9.76    $   9.34    $   9.84
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    312    $    233    $    191    $    177    $    197
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.09%       1.08%       1.07%       1.07%        .96%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.08%       3.92%       4.54%       4.81%       5.36%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               102%         46%         34%         50%         56%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        9.56%       7.83%       7.14%      (1.90%)      2.50%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - GROWTH FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   5.00     $   6.48     $  13.46        $   9.72
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .01           --         (.01)             --
Net gains (losses) (both realized and unrealized)                        .45        (1.48)       (6.97)           3.75
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .46        (1.48)       (6.98)           3.75
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          --           --              --
Tax return of capital                                                     --           --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.01)          --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   5.45     $   5.00     $   6.48        $  13.46
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    223     $    144     $    177        $    195
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .99%         .81%         .90%(d)         .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .20%          --%        (.19%)          (.09%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                199%         272%          41%             17%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         9.29%      (22.80%)     (51.87%)         38.59%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended Aug 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       69p

AXP VP - HIGH YIELD BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   5.66    $   6.83    $   7.76    $   8.75    $   9.54
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .48         .56         .79         .85         .92
Net gains (losses) (both realized and unrealized)                       .54       (1.17)       (.95)       (.99)       (.69)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.02        (.61)       (.16)       (.14)        .23
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.46)       (.56)       (.77)       (.85)       (.92)
Distributions from realized gains                                        --          --          --          --        (.10)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.46)       (.56)       (.77)       (.85)      (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   6.22    $   5.66    $   6.83    $   7.76    $   8.75
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    843    $    577    $    609    $    595    $    638
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .83%        .83%        .82%        .82%        .70%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      8.31%       8.91%      11.04%      10.35%      10.17%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               141%        135%         86%         63%         50%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       18.81%      (9.33%)     (1.89%)     (1.59%)      2.61%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - INTERNATIONAL FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   7.00    $   8.39    $  16.98    $  17.26    $  14.25
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .08         .07         .03         .06         .12
Net gains (losses) (both realized and unrealized)                       .16       (1.35)      (5.57)       2.50        3.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .24       (1.28)      (5.54)       2.56        3.16
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.05)       (.07)       (.03)       (.01)       (.07)
Distributions from realized gains                                        --        (.01)      (2.97)      (2.83)       (.08)
Excess distributions from net investment income                          --        (.03)       (.05)         --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.05)       (.11)      (3.05)      (2.84)       (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   7.19    $   7.00    $   8.39    $  16.98    $  17.26
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    738    $    873    $  1,310    $  2,389    $  2,221
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.06%       1.07%       1.04%       1.02%        .94%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      1.19%        .83%        .31%        .27%        .70%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               102%        140%        278%        118%        102%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        3.48%     (15.38%)    (36.90%)     14.74%      22.18%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       70p

AXP VP - MANAGED FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  12.32    $  15.30    $  20.81    $  18.84    $  17.25
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .31         .33         .44         .47         .50
Net gains (losses) (both realized and unrealized)                       .82       (1.88)      (4.32)       2.85        3.29
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.13       (1.55)      (3.88)       3.32        3.79
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.31)       (.34)       (.39)       (.48)       (.49)
Distributions from realized gains                                      (.14)      (1.09)      (1.24)       (.87)      (1.71)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.45)      (1.43)      (1.63)      (1.35)      (2.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  13.00    $  12.32    $  15.30    $  20.81    $  18.84
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  2,416    $  2,709    $  3,759    $  5,223    $  5,046
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .80%        .77%        .76%        .75%        .63%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.48%       2.31%       2.46%       2.37%       2.62%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               119%        103%         63%         49%         44%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        9.40%     (10.91%)    (19.37%)     18.42%      22.98%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - NEW DIMENSIONS FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  13.06    $  15.49    $  25.03    $  18.87    $  13.29
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .08         .07         .02         .03         .06
Net gains (losses) (both realized and unrealized)                      1.23       (2.42)      (8.01)       6.34        5.60
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.31       (2.35)      (7.99)       6.37        5.66
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.08)       (.07)       (.02)       (.04)       (.06)
Distributions from realized gains                                        --        (.01)      (1.53)       (.17)       (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.08)       (.08)      (1.55)       (.21)       (.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  14.29    $  13.06    $  15.49    $  25.03    $  18.87
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  3,115    $  3,045    $  3,892    $  5,564    $  3,538
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .82%        .79%        .79%        .78%        .68%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .64%        .47%        .12%        .15%        .34%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                23%         27%         27%         28%         27%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       10.11%     (15.17%)    (33.05%)     34.01%      42.61%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       71p

AXP VP - PARTNERS SMALL CAP VALUE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002      2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   9.52     $   9.84     $  10.01
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.03)        (.03)        (.01)
Net gains (losses) (both realized and unrealized)                       1.95         (.29)        (.16)
------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.92         (.32)        (.17)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          --           --
Distributions from realized gains                                       (.04)          --           --
------------------------------------------------------------------------------------------------------
Total distributions                                                     (.05)          --           --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.39     $   9.52     $   9.84
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    134     $     63     $      5
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.55%        1.48%        1.50%(d),(f)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.43%)       (.67%)      (1.15%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 87%          12%          --%
------------------------------------------------------------------------------------------------------
Total return(e)                                                        20.24%       (3.19%)      (1.77%)(g)
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       72p

AXP VP - S&P 500 INDEX FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   6.24     $   7.71     $  10.38        $  10.06
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .08          .07          .06             .02
Net gains (losses) (both realized and unrealized)                        .64        (1.47)       (2.65)            .33
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .72        (1.40)       (2.59)            .35
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.08)        (.07)        (.06)           (.03)
Distributions from realized gains                                         --           --         (.02)             --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.08)        (.07)        (.08)           (.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   6.88     $   6.24     $   7.71        $  10.38
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    171     $     99     $     56        $     21
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    .50%          .50%         .49%            .48%(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       1.31%        1.01%         .85%            .72%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  5%          72%         137%             44%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        11.51%      (18.29%)     (24.96%)          3.49%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.64%, 0.82%, 1.31% and 1.57% for the periods ended Aug. 31, 2003, 2002, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       73p

AXP VP - SHORT DURATION U.S. GOVERNMENT FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $  10.55     $  10.34     $   9.95        $  10.02
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .27          .34          .52             .51
Net gains (losses) (both realized and unrealized)                       (.05)         .23          .39            (.06)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .22          .57          .91             .45
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.27)        (.34)        (.52)           (.52)
Distributions from realized gains                                       (.04)        (.02)          --              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.31)        (.36)        (.52)           (.52)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.46     $  10.55     $  10.34        $   9.95
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    479     $    276     $    106        $     37
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .82%         .83%         .84%(d)         .87%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.47%        3.24%        4.94%           5.49%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                179%         292%          95%             67%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         2.06%        5.42%        9.29%           4.64%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

AXP VP - SMALL CAP ADVANTAGE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.79     $  10.13     $  12.58        $   9.90
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.02)        (.02)        (.01)           (.02)
Net gains (losses) (both realized and unrealized)                       2.48        (1.32)       (2.09)           2.78
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        2.46        (1.34)       (2.10)           2.76
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                         --           --         (.35)           (.08)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.25     $   8.79     $  10.13        $  12.58
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    102     $     59     $     49        $     31
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.19%        1.11%        1.16%(d)        1.19%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.20%)       (.21%)       (.08%)          (.24%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                124%         156%         152%            169%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        27.96%      (13.28%)     (16.68%)         28.19%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. (d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       74p

AXP VP - STOCK FUND

FISCAL PERIOD ENDED AUG. 31,                                                2003         2002        2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                     $     8.00   $     9.52   $     9.82
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                    .05          .05          .01
Net gains (losses) (both realized and unrealized)                               .48        (1.52)        (.30)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                .53        (1.47)        (.29)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           (.05)        (.05)        (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $     8.48   $     8.00   $     9.52
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $       12   $        5   $        2
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                           1.10%        1.10%        1.10%(f)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets               .62%         .56%         .90%(f)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                        76%          93%           4%
-------------------------------------------------------------------------------------------------------------
Total return(e)                                                                6.65%      (15.53%)      (2.97%)(g)
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81%, 2.44% and 11.36% for the periods ended Aug. 31, 2003, 2002 and 2001, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f) Adjusted to an annual basis.
(g) Not annualized.

AXP VP - STRATEGY AGGRESSIVE FUND

FISCAL PERIOD ENDED AUG. 31,                            2003          2002        2001         2000         1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                 $     5.72   $     8.29   $    27.82   $    16.46   $    13.10
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.03)        (.04)         .01          .01          .05
Net gains (losses) (both realized and unrealized)          1.30        (2.53)      (13.01)       13.17         4.36
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           1.27        (2.57)      (13.00)       13.18         4.41
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --           --         (.02)          --         (.05)
Distributions from realized gains                            --           --        (6.51)       (1.82)       (1.00)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          --           --        (6.53)       (1.82)       (1.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     6.99   $     5.72   $     8.29   $    27.82   $    16.46
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $      969   $      991   $    1,815   $    4,197   $    2,327
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
  net assets(b)                                             .83%         .81%         .78%         .77%         .67%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                              (.54%)       (.50%)        .10%         .04%         .31%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                          27%         180%         166%         143%         207%
-------------------------------------------------------------------------------------------------------------------
Total return(c)                                           22.16%      (30.97%)     (53.61%)      84.97%       35.27%
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       75p

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Blue Chip Advantage Fund                      811-3218

AXP Variable Portfolio - Capital Resource Fund                         811-3218

AXP Variable Portfolio - Cash Management Fund                          811-3190


AXP Variable Portfolio - Core Bond Fund                                811-3219


AXP Variable Portfolio - Diversified Bond Fund                         811-3219

AXP Variable Portfolio - Diversified Equity Income Fund                811-4252

AXP Variable Portfolio - Emerging Markets Fund                         811-3218

AXP Variable Portfolio - Equity Select Fund                            811-3218

AXP Variable Portfolio - Global Bond Fund                              811-3219

AXP Variable Portfolio - Growth Fund                                   811-3218

AXP Variable Portfolio - High Yield Bond Fund                          811-3219

AXP Variable Portfolio - International Fund                            811-3218

AXP Variable Portfolio - Large Cap Value Fund                          811-3218

AXP Variable Portfolio - Managed Fund                                  811-4252

AXP Variable Portfolio - New Dimensions Fund                           811-3218

AXP Variable Portfolio - Partners Select Value Fund                    811-10383


AXP Variable Portfolio - Partners Small Cap Value Fund                 811-10383


AXP Variable Portfolio - S&P 500 Index Fund                            811-3218

AXP Variable Portfolio - Short Duration U.S. Government Fund           811-3219

AXP Variable Portfolio - Small Cap Advantage Fund                      811-3218

AXP Variable Portfolio - Stock Fund                                    811-3218

AXP Variable Portfolio - Strategy Aggressive Fund                      811-3218

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                      STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

              AXP(R) Variable Portfolio - Income Series, Inc.

                AXP(R) Variable Portfolio - Core Bond Fund

                 AXP(R) Variable Portfolio - Diversified Bond Fund
                 AXP(R) Variable Portfolio - Global Bond Fund
                 AXP(R) Variable Portfolio - High Yield Bond Fund
                 AXP(R) Variable Portfolio - Short Duration U.S. Government Fund

              AXP(R) Variable Portfolio - Investment Series, Inc.
                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund AXP(R) Variable Portfolio - Capital Resource Fund AXP(R) Variable Portfolio - Emerging Markets Fund AXP(R) Variable Portfolio - Equity Select Fund AXP(R) Variable Portfolio - Growth Fund
                 AXP(R) Variable Portfolio - International Fund AXP(R) Variable Portfolio - Large Cap Value Fund AXP(R) Variable Portfolio - New Dimensions Fund(R) AXP(R) Variable Portfolio - S&P 500 Index Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund AXP(R) Variable Portfolio - Stock Fund
                 AXP(R) Variable Portfolio - Strategy Aggressive Fund

              AXP(R) Variable Portfolio - Managed Series, Inc.
                 AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Managed Fund

              AXP(R) Variable Portfolio - Money Market Series, Inc.
                 AXP(R) Variable Portfolio - Cash Management Fund

              AXP(R) Variable Portfolio - Partners Series, Inc.

                 AXP(R) Variable Portfolio - Partners Select Value Fund

                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund

      (singularly and collectively, where the context requires, referred to as the Fund)

                                  Oct. 30, 2003

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Fundamental Investment Policies                                        p.   3

Investment Strategies and Types of Investments                         p.  15

Information Regarding Risks and Investment Strategies                  p.  26

Security Transactions                                                  p.  43

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                              p.  48

Performance Information                                                p.  49

Valuing Fund Shares                                                    p.  52

Proxy Voting                                                           p.  54

Selling Shares                                                         p.  54

Capital Loss Carryover                                                 p.  55

Taxes                                                                  p.  55

Agreements                                                             p.  55

Organizational Information                                             p.  69

Board Members and Officers                                             p.  71

Independent Auditors                                                   p.  79

Appendix A: Description of Money Market Securities                     p.  80

Appendix B: Description of Ratings                                     p.  83

Appendix C: Additional Information About the Index                     p.  88




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2   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage)

AXP Variable Portfolio - Capital Resource Fund (Capital Resource)

AXP Variable Portfolio - Cash Management Fund (Cash Management)


AXP Variable Portfolio - Core Bond Fund (Core Bond)


AXP Variable Portfolio - Diversified Bond Fund (Diversified Bond)

AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)

AXP Variable Portfolio - Emerging Markets Fund (Emerging Markets)

AXP Variable Portfolio - Equity Select Fund (Equity Select)

AXP Variable Portfolio - Global Bond Fund (Global Bond)

AXP Variable Portfolio - Growth Fund (Growth)

AXP Variable Portfolio - High Yield Bond Fund (High Yield Bond)

AXP Variable Portfolio - International Fund (International)

AXP Variable Portfolio - Large Cap Value Fund (Large Cap Value)

AXP Variable Portfolio - Managed Fund (Managed)

AXP Variable Portfolio - New Dimensions Fund (New Dimensions)


AXP Variable Portfolio - Partners Select Value Fund (Partners Select Value)


AXP Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap
Value)

AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)

AXP Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)

AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)

AXP Variable Portfolio - Stock Fund (Stock)

AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Blue Chip Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.



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3   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Capital Resource

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o    Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Cash Management

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o    Buy on margin or sell short.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o    Lend Fund securities in excess of 30% of its net assets, at market value.

o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

o    Issue senior securities, except as permitted under the 1940 Act.



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4   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Core Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o    Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.


Diversified Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.



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5   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.



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6   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Equity Select

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.



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7   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

High Yield Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.



--------------------------------------------------------------------------------
8   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

International

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

Large Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts, and foreign currency, or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.



--------------------------------------------------------------------------------
9   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Managed

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.



--------------------------------------------------------------------------------
10   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Partners Select Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.


Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.



--------------------------------------------------------------------------------
11   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

Short Duration U.S. Government

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.



--------------------------------------------------------------------------------
12   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Stock

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.



--------------------------------------------------------------------------------
13   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Strategy Aggressive

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.



--------------------------------------------------------------------------------
14   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments                                Allowable for the Fund?
                                                                                                                   Diversified
                                                          Blue Chip    Capital     Cash       Core     Diversified   Equity
                                                          Advantage   Resource  Management    Bond        Bond       Income
Agency and Government Securities                             yes         yes        yes        yes         yes         yes
Borrowing                                                    yes         yes        yes        yes         yes         yes
Cash/Money Market Instruments                                yes         yes        yes        yes         yes         yes
Collateralized Bond Obligations                              yes         yes        no         yes         yes         yes
Commercial Paper                                             yes         yes        yes        yes         yes         yes
Common Stock                                                 yes         yes        no         yes         yes         yes
Convertible Securities                                       yes         yes        no         yes         yes         yes
Corporate Bonds                                              yes         yes        no         yes         yes         yes
Debt Obligations                                             yes         yes        yes        yes         yes         yes
Depositary Receipts                                          yes         yes        no         yes         yes         yes
Derivative Instruments (including Options and Futures)       yes         yes        no         yes         yes         yes
Foreign Currency Transactions                                yes         yes        no         yes         yes         yes
Foreign Securities                                           yes         yes        yes        yes         yes         yes
Funding Agreements                                           no          no         yes        no          no          no
High-Yield (High-Risk) Securities (Junk Bonds)               no*         yes        no*        yes         yes         yes
Illiquid and Restricted Securities                           yes         yes        no         yes         yes         yes
Indexed Securities                                           yes         yes        no         yes         yes         yes
Inverse Floaters                                             no          yes        no         yes         yes         no
Investment Companies                                         yes         yes        yes        yes         yes         yes
Lending of Portfolio Securities                              yes         yes        yes        yes         yes         yes
Loan Participations                                          yes         yes        no         yes         yes         yes
Mortgage- and Asset-Backed Securities                        no          yes        yes        yes         yes         yes
Mortgage Dollar Rolls                                        no          yes        no         yes         yes         no
Municipal Obligations                                        yes         yes        no         yes         yes         yes
Preferred Stock                                              yes         yes        no         yes         yes         yes
Real Estate Investment Trusts                                yes         yes        no         yes         yes         yes
Repurchase Agreements                                        yes         yes        yes        yes         yes         yes
Reverse Repurchase Agreements                                yes         yes        yes        yes         yes         yes
Short Sales                                                  no          no         no         no          no          no
Sovereign Debt                                               yes         yes        yes        yes         yes         yes
Structured Products                                          yes         yes        no         yes         yes         yes
Swap Agreements                                              no          no         no         no          no          no
Variable- or Floating-Rate Securities                        yes         yes        yes        yes         yes         yes
Warrants                                                     yes         yes        no         yes         yes         yes
When-Issued Securities and Forward Commitments               yes         yes        no         yes         yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes         yes        no         yes         yes         yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.



--------------------------------------------------------------------------------
15   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                          Emerging     Equity     Global               High Yield
                                                           Markets     Select      Bond      Growth       Bond
Agency and Government Securities                             yes         yes        yes        yes         yes
Borrowing                                                    yes         yes        yes        yes         yes
Cash/Money Market Instruments                                yes         yes        yes        yes         yes
Collateralized Bond Obligations                              yes         yes        yes        yes         yes
Commercial Paper                                             yes         yes        yes        yes         yes
Common Stock                                                 yes         yes        yes        yes         yes
Convertible Securities                                       yes         yes        yes        yes         yes
Corporate Bonds                                              yes         yes        yes        yes         yes
Debt Obligations                                             yes         yes        yes        yes         yes
Depositary Receipts                                          yes         yes        yes        yes         yes
Derivative Instruments (including Options and Futures)       yes         yes        yes        yes         yes
Foreign Currency Transactions                                yes         yes        yes        yes         yes
Foreign Securities                                           yes         yes        yes        yes         yes
Funding Agreements                                           no          no         no         no          no
High-Yield (High-Risk) Securities (Junk Bonds)               yes         no*        yes        no*         yes
Illiquid and Restricted Securities                           yes         yes        yes        yes         yes
Indexed Securities                                           yes         yes        yes        yes         yes
Inverse Floaters                                             no          no         yes        no          yes
Investment Companies                                         yes         yes        yes        yes         yes
Lending of Portfolio Securities                              yes         yes        yes        yes         yes
Loan Participations                                          yes         yes        yes        yes         yes
Mortgage- and Asset-Backed Securities                        yes         yes        yes        yes         yes
Mortgage Dollar Rolls                                        no          no         yes        no          yes
Municipal Obligations                                        yes         yes        yes        yes         yes
Preferred Stock                                              yes         yes        yes        yes         yes
Real Estate Investment Trusts                                yes         yes        yes        yes         yes
Repurchase Agreements                                        yes         yes        yes        yes         yes
Reverse Repurchase Agreements                                yes         yes        yes        yes         yes
Short Sales                                                  no          no         no         no          no
Sovereign Debt                                               yes         yes        yes        yes         yes
Structured Products                                          yes         yes        yes        yes         yes
Swap Agreements                                              no          no         no         no          no
Variable- or Floating-Rate Securities                        yes         yes        yes        yes         yes
Warrants                                                     yes         yes        yes        yes         yes
When-Issued Securities and Forward Commitments               yes         yes        yes        yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes         yes        yes        yes         yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.



--------------------------------------------------------------------------------
16   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?
                                                                                                        Partners    Partners
                                                                      Large Cap                New       Select       Small
                                                        International   Value     Managed  Dimensions     Value     Cap Value
Agency and Government Securities                             yes         yes        yes        yes         yes         yes
Borrowing                                                    yes         yes        yes        yes         yes         yes
Cash/Money Market Instruments                                yes         yes        yes        yes         yes         yes
Collateralized Bond Obligations                              yes         yes        yes        yes         no          no
Commercial Paper                                             yes         yes        yes        yes         yes         yes
Common Stock                                                 yes         yes        yes        yes         yes         yes
Convertible Securities                                       yes         yes        yes        yes         yes         yes
Corporate Bonds                                              yes         yes        yes        yes         yes         yes
Debt Obligations                                             yes         yes        yes        yes         yes         yes
Depositary Receipts                                          yes         yes        yes        yes         yes         yes
Derivative Instruments (including Options and Futures)       yes         yes        yes        yes         yes         yes
Foreign Currency Transactions                                yes         yes        yes        yes         yes         yes
Foreign Securities                                           yes         yes        yes        yes         yes         yes
Funding Agreements                                           no          no         no         no          no          no
High-Yield (High-Risk) Securities (Junk Bonds)               no*         yes        yes        yes         yes         yes
Illiquid and Restricted Securities                           yes         yes        yes        yes         yes         yes
Indexed Securities                                           yes         yes        yes        yes         yes         yes
Inverse Floaters                                             no          no         yes        no          no          no
Investment Companies                                         yes         yes        yes        yes         yes         yes
Lending of Portfolio Securities                              yes         yes        yes        yes         yes         yes
Loan Participations                                          yes         yes        yes        yes         yes         no
Mortgage- and Asset-Backed Securities                        yes         yes        yes        yes         no          yes
Mortgage Dollar Rolls                                        no          no         yes        no          yes         no
Municipal Obligations                                        yes         yes        yes        yes         yes         yes
Preferred Stock                                              yes         yes        yes        yes         yes         yes
Real Estate Investment Trusts                                yes         yes        yes        yes         yes         yes
Repurchase Agreements                                        yes         yes        yes        yes         yes         yes
Reverse Repurchase Agreements                                yes         yes        yes        yes         yes         yes
Short Sales                                                  no          no         no         no          no          no
Sovereign Debt                                               yes         yes        yes        yes         no          no
Structured Products                                          yes         yes        yes        yes         yes         yes
Swap Agreements                                              no          no         no         no          no          no
Variable- or Floating-Rate Securities                        yes         yes        yes        yes         yes         yes
Warrants                                                     yes         yes        yes        yes         yes         yes
When-Issued Securities and Forward Commitments               yes         yes        yes        yes         yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes         yes        yes        yes         yes         yes



* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.



--------------------------------------------------------------------------------
17   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?
                                                           S&P 500   Short Duration        Small Cap                Strategy
                                                            Index    U.S. Government       Advantage      Stock    Aggressive
Agency and Government Securities                             yes           yes                yes          yes         yes
Borrowing                                                    yes           yes                yes          yes         yes
Cash/Money Market Instruments                                yes           yes                yes          yes         yes
Collateralized Bond Obligations                              yes           yes                no           yes         yes
Commercial Paper                                             yes           yes                yes          yes         yes
Common Stock                                                 yes           no                 yes          yes         yes
Convertible Securities                                       yes           no                 yes          yes         yes
Corporate Bonds                                              yes           yes                yes          yes         yes
Debt Obligations                                             yes           yes                yes          yes         yes
Depositary Receipts                                          yes           no                 yes          yes         yes
Derivative Instruments (including Options and Futures)       yes           yes                yes          yes         yes
Foreign Currency Transactions                                yes           no                 yes          yes         yes
Foreign Securities                                           yes           yes                yes          yes         yes
Funding Agreements                                           no            no                 no           no          no
High-Yield (High-Risk) Securities (Junk Bonds)               no*           no*                no*          yes         yes
Illiquid and Restricted Securities                           yes           yes                yes          yes         yes
Indexed Securities                                           yes           yes                yes          yes         yes
Inverse Floaters                                             no            yes                no           no          no
Investment Companies                                         yes           yes                yes          yes         yes
Lending of Portfolio Securities                              yes           yes                yes          yes         yes
Loan Participations                                          yes           yes                no           yes         yes
Mortgage- and Asset-Backed Securities                        no            yes                no           yes         yes
Mortgage Dollar Rolls                                        no            yes                no           no          no
Municipal Obligations                                        yes           yes                yes          yes         yes
Preferred Stock                                              yes           no                 yes          yes         yes
Real Estate Investment Trusts                                yes           yes                yes          yes         yes
Repurchase Agreements                                        yes           yes                yes          yes         yes
Reverse Repurchase Agreements                                yes           yes                yes          yes         yes
Short Sales                                                  yes           yes                no           no          no
Sovereign Debt                                               yes           yes                no           yes         yes
Structured Products                                          yes           yes                yes          yes         yes
Swap Agreements                                              no            no                 no           no          no
Variable- or Floating-Rate Securities                        yes           yes                yes          yes         yes
Warrants                                                     yes           yes                yes          yes         yes
When-Issued Securities and Forward Commitments               yes           yes                yes          yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes           yes                yes          yes         yes



* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.



--------------------------------------------------------------------------------
18   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The following are guidelines that may be changed by the board at any time:

Blue Chip Advantage



o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Capital Resource

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Cash Management

o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.



--------------------------------------------------------------------------------
19   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Core Bond

o    The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.


Diversified Bond


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Diversified Equity Income


o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.


o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.



--------------------------------------------------------------------------------
20   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Emerging Markets


o    The Fund may invest up to 20% of its net assets in bonds.


o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Equity Select


o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.

o    The Fund may invest up to 15% of its total assets in foreign investments.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Global Bond


o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.



--------------------------------------------------------------------------------
21   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Growth

o    The Fund will not invest in bonds rated below investment grade.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

High Yield Bond


o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.


o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

International

o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.



--------------------------------------------------------------------------------
22   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Large Cap Value


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o The Fund will not invest more than 10% of its net assets in rated securities which are rated below investment grade.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o    The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.



--------------------------------------------------------------------------------
23   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Partners Select Value

o The Fund will normally purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least "BBB" by Standard &Poor's (S&P) or, in the case of unrated securities, judged by the Subadviser to be of comparable quality. The Fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of "B" and provided also that the total investment in such securities remains below 15% of the Fund's assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.


Partners Small Cap Value


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any bank borrowing remains outstanding.

S&P 500 Index

o Under normal market conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Short Duration U.S. Government


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.



--------------------------------------------------------------------------------
24   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Small Cap Advantage


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Stock


o The Fund will not invest more than 5% of its net assets in bonds below investment grade.


o The Fund will not purchase securities rated below C by Moody's Investors Service, Inc. or Standard & Poor's Corporation or the equivalent.


o    The Fund may invest up to 15% of its total assets in foreign investments.


o No more than 5% of the Fund's net assets can be used at any one time for god faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

Strategy Aggressive

o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o    The Fund will not invest in a company to control or manage it.



--------------------------------------------------------------------------------
25   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



--------------------------------------------------------------------------------
26   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.



--------------------------------------------------------------------------------
27   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Associaton (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.



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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract.
 A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.



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It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.



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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of

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delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


Funding Agreements

The Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

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Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.




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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.



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Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.



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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.) With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

--------------------------------------------------------------------------------
41   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.



--------------------------------------------------------------------------------
42   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC and any subadviser each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and other funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this

--------------------------------------------------------------------------------
43   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                                 Aug. 31, 2003  Aug. 31, 2002    Aug. 31, 2001
Blue Chip Advantage(a)            $   67,156     $   158,806    $   178,230
Capital Resource                   8,716,167      13,343,582      5,590,232
Cash Management                            0               0              0
Diversified Bond                     160,924          61,521         52,128
Diversified Equity Income            404,266         381,450        111,989
Emerging Markets                     140,367         107,623         56,106
Equity Select(a)                      87,081          46,825          6,092
Global Bond                           10,757           3,702            100
Growth                             1,602,857       1,163,758        132,591
High Yield Bond                            0          12,860          4,625
International                      3,486,330       6,517,960     17,900,237
Managed                            4,515,096       7,825,511      3,759,560
New Dimensions                     2,120,523       2,566,663      2,590,090
Partners Small Cap Value(b)          473,123         176,588              0
S&P 500 Index                         24,385          34,961         28,807
Short Duration U.S. Government        64,310          23,568          1,580
Small Cap Advantage                  569,268         345,489        140,344
Stock(c)                              10,415           5,225          1,179
Strategy Aggressive                1,046,957       6,317,283      5,402,114


(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.



--------------------------------------------------------------------------------
44   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

In fiscal period 2003, the following transactions and commissions were specifically directed to firms in exchange for research services:

                                       Transactions of shares      Commissions

Blue Chip Advantage                        $         --             $     --
Capital Resource                            128,245,931              204,639
Cash Management                                      --                   --
Diversified Bond                                     --                   --
Diversified Equity Income                     1,424,345                6,000
Emerging Markets                                     --                   --
Equity Select                                        --                   --
Global Bond                                          --                   --
Growth                                        9,291,539               19,831
High Yield Bond                                      --                   --
International                                        --                   --
Managed                                      53,778,929              114,022
New Dimensions                                       --                   --
Partners Small Cap Value                     51,078,364               50,288
S&P 500 Index                                        --                   --
Short Duration U.S. Government                       --                   --
Small Cap Advantage                           3,051,574               11,396
Stock                                                --                   --
Strategy Aggressive                                  --                   --

As of the end of the most recent fiscal year, Emerging Markets, Growth, International and Strategy Aggressive held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                                        Value of securities
Fund                         Name of Issuer                        owned at end of fiscal period
Blue Chip Advantage          Bear Stearns Companies                       $   171,451
                             Citigroup                                      1,653,803
                             E*TRADE Group                                     91,377
                             FleetBoston Financial                            359,519
                             J.P. Morgan Chase                                845,234
                             Lehman Brothers Holdings                         170,898
                             Morgan Stanley                                   358,607
Capital Resource             Citigroup                                     76,729,500
                             FleetBoston Financial                          6,858,962
                             Fleet Funding                                  7,870,905
                             J.P. Morgan Chase                              9,502,894
                             Merrill Lynch                                  7,486,176
                             Morgan Stanley                                12,597,578
Cash Management              Credit Suisse First Boston NY Yankee          23,000,000
                             Fleet Funding                                 24,060,355
                             Goldman Sachs Group                           20,248,272
                             Lehman Brothers Holdings                       7,500,000
                             Merrill Lynch                                  5,000,000



--------------------------------------------------------------------------------
45   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

                                                                             Value of securities
Fund                         Name of Issuer                              owned at end of fiscal period
Diversified Bond Fund        Bear Stearns Commercial Mtge Securities            $ 4,244,470
                             Chase Manhattan Bank - First Union Natl              8,102,993
                             Citigroup                                           30,871,195
                             Credit Suisse First Boston USA                       3,033,629
                             Fleet Funding                                       14,934,274
                             Goldman Sachs Group                                  5,793,659
                             LaBranche                                              817,500
                             Lehman Brothers Holdings                             4,683,506
                             Merrill Lynch                                        3,147,792
                             Morgan Stanley                                      13,069,559
                             Morgan Stanley Capital 1                            11,676,391
                             Morgan Stanley, Dean Witter Capital 1                5,529,653
Diversified Equity Income    Citigroup                                            8,863,384
                             Credit Suisse First Boston                           1,797,191
                             FleetBoston Financial                                2,742,194
                             Lehman Brothers Holdings                             1,868,244
                             J.P. Morgan Chase                                    1,807,500
                             Merrill Lynch                                        4,366,936
                             Morgan Stanley                                       4,506,635
Equity Select                Legg Mason                                           3,734,083
Global Bond                  Bear Stearns Commercial Mtge Securities                385,861
                             Citigroup                                           13,998,289
                             Goldman Sachs Group                                    561,658
                             J.P. Morgan Chase                                      332,158
                             LaBranche                                              190,750
                             Lehman Brothers Holdings                               290,901
                             Morgan Stanley, Dean Witter                          1,264,685
High Yield Bond              LaBranche                                            5,319,200
Managed                      Bear Stearns Commercial Mtge Securities              3,168,883
                             Chase Manhattan Bank - First Union Natl              1,997,217
                             Citigroup                                           91,300,199
                             Citigroup Global Markets Holdings                   18,690,905
                             Credit Suisse First Boston USA                       1,355,451
                             FleetBoston Financial                               14,007,906
                             Goldman Sachs Group                                  2,673,739
                             J.P. Morgan Chase                                   24,706,840
                             LaBranche                                              163,500
                             Lehman Brothers Holdings                             2,230,241
                             Merrill Lynch                                       20,387,863
                             Morgan Stanley                                      19,759,950
                             Morgan Stanley Capital 1                             5,206,513
                             Morgan Stanley, Dean Witter Capital 1                1,093,568
                             PNC Financial Services Group                        11,090,800
New Dimensions               Citigroup                                           98,661,696
                             Credit Suisse First Boston                           8,586,579
                             Morgan Stanley                                      22,159,442


--------------------------------------------------------------------------------
46   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

                                                                        Value of securities
Fund                               Name of Issuer                  owned at end of fiscal period
Partners Small Cap Value           Affiliated Managers Group               $  285,031
                                   Citigroup                                6,699,181
                                   E*TRADE Group                              382,122
                                   Instinet Group                             747,225
                                   Morgan Stanley                           4,099,499
                                   Westwood Holdings Group                    422,497
S&P 500 Index                      American Express                         1,057,954
                                   Bear Stearns Companies                     125,404
                                   Citigroup                                4,039,830
                                   FleetBoston Financial                      563,394
                                   Franklin Resources                         198,026
                                   Goldman Sachs Group                        752,607
                                   Lehman Brothers Holdings                   288,489
                                   J.P. Morgan Chase                        1,258,166
                                   Merrill Lynch                              906,032
                                   Morgan Stanley                             960,529
                                   PNC Financial Services Group               243,902
                                   Schwab (Charles)                           265,484
Short Duration U.S. Government     Fleet Funding                              499,491
Small Cap Advantage                Affiliated Managers Group                  372,900
                                   Jefferies Group                            261,360
Stock                              Citigroup                                  288,105


The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.

The portfolio turnover rates for the two most recent fiscal years were as follows:


                                             Aug. 31, 2003       Aug. 31, 2002
Blue Chip Advantage                               87%                  143%
Capital Resource                                 115                   146
Diversified Bond                                 251                   167
Diversified Equity Income                         39                    35
Emerging Markets                                 191                   215
Equity Select                                     19                    20
Global Bond                                      102                    46
Growth                                           199                   272
High Yield Bond                                  141                   135
International                                    102                   140
Managed                                          119                   103
New Dimensions                                    23                    27
Partners Small Cap Value                          87                    12
S&P 500 Index                                      5                    72
Short Duration U.S. Government                   179                   292
Small Cap Advantage                              124                   156
Stock                                             76                    93
Strategy Aggressive                               27                   180


--------------------------------------------------------------------------------
47   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:


As of the end of fiscal period                                         2003                             2002              2001
                                                                                  Percent of
                                                                               aggregate dollar
                                                                                   amount of
                                                  Aggregate dollar  Percent of   transactions     Aggregate dollar  Aggregate dollar
                                                      amount of      aggregate     involving          amount of         amount of
                                   Nature of         commissions     brokerage    payment of         commissions       commissions
Fund                   Broker     affiliation      paid to broker   commissions   commissions      paid to broker    paid to broker
Blue Chip Advantage      (a)          (b)             $  1,274(c)       1.90%         2.39%           $      0          $      0

Capital Resource         (a)          (b)               23,751(c)       0.27          0.56             517,419           603,162

Diversified
   Equity Income         (a)          (b)                9,635(c)       2.38          2.60               9,892                 0

Growth                   (a)          (b)               31,108(c)       1.94          3.74              19,139               441

Managed                  (a)          (b)              172,596(c)       3.82          5.87             296,208           186,633

New Dimensions           (a)          (b)               32,412(c)       1.53          2.98              62,631            29,262

Partners             M.S. Whitman  Affiliate of         74,790(c)      15.81         10.42              12,636                 0
   Small Cap Value                 the subadviser

Small Cap Advantage      (a)          (b)                   57(c)       0.01          0.02                 380                 0

Strategy Aggressive      (a)          (b)               18,428(c)       1.76          3.41              45,360           146,170

(a) American Enterprise Investment Services Inc.

(b) Wholly-owned subsidiary of the adviser.

(c) Represents brokerage clearing fees.




--------------------------------------------------------------------------------
48   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.


The Fund's average annual total returns for the one-, five-, and ten-year periods, or since inception, as applicable, ended Aug. 31, 2003, are set forth below:

Fund                                                1 year             5 years            10 years          Since inception
AXP VP - Blue Chip Advantage Fund                    +9.60%              N/A                  N/A               -6.99%(a)
AXP VP - Capital Resource Fund                      +10.16%            +0.09%               +5.44%                 N/A
AXP VP - Cash Management Fund                        +0.72%            +3.48%               +4.12%                 N/A
AXP VP - Diversified Bond Fund                       +4.50%            +4.94%               +5.59%                 N/A
AXP VP - Diversified Equity Income Fund             +17.00%              N/A                  N/A               +1.20%(a)
AXP VP - Emerging Markets Fund                      +20.25%              N/A                  N/A               -5.53%(b)
AXP VP - Equity Select Fund                         +18.20%              N/A                  N/A               -0.74%(c)
AXP VP - Global Bond Fund                            +9.56%            +4.93%                 N/A               +5.08%(d)
AXP VP - Growth Fund                                 +9.29%              N/A                  N/A              -13.52%(a)
AXP VP - High Yield Bond Fund                       +18.81%            +1.31%                 N/A               +3.11%(d)
AXP VP - International Fund                          +3.48%            -4.98%               +0.87%                 N/A
AXP VP - Managed Fund                                +9.40%            +2.74%               +6.48%                 N/A
AXP VP - New Dimensions Fund                        +10.11%            +3.63%                 N/A               +6.76%(d)
AXP VP - Partners Small Cap Value Fund              +20.24%              N/A                  N/A               +6.77%(e)
AXP VP - S&P 500 Index Fund                         +11.51%              N/A                  N/A               -9.86%(b)
AXP VP - Short Duration U.S. Government Fund         +2.06%              N/A                  N/A               +5.39%(a)
AXP VP - Small Cap Advantage Fund                   +27.96%              N/A                  N/A               +4.38%(a)
AXP VP - Stock Fund                                  +6.65%              N/A                  N/A               -6.35%(f)
AXP VP - Strategy Aggressive Fund                   +22.16%            -0.43%               +3.10%                 N/A

(a) Inception date was Sept. 15, 1999.

(b) Inception date was May 1, 2000.

(c) Inception date was May 1, 2001.

(d) Inception date was May 1, 1996.

(e) Inception date was Aug. 14, 2001.

(f) Inception date was Aug. 13, 2001.

For purposes of this calculation, information about each Fund assumes the deduction of applicable Fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains. The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

We have not provided this information for AXP VP - Core Bond Fund, AXP VP - Large Cap Value Fund and AXP VP - Partners Select Value Fund because they are new and do not have history.


AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                      ERV = ending redeemable value of a hypothetical $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)



--------------------------------------------------------------------------------
49   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                     ERV - P
                                  -------------
                                        P

where:                  P = a hypothetical initial payment of $1,000

                      ERV = ending redeemable value of a hypothetical $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

The total return of the S&P 500 Index is calculated by several sources. Blue Chip Advantage will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 Index is determined by reinvesting cash dividends paid on stocks on the ex-dividend date -- that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 Index reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

ANNUALIZED YIELD

Diversified Bond, Diversified Equity Income, Global Bond, High Yield Bond and Short Duration U.S. Government may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                  Yield = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where:                  a = dividends and interest earned during the period

                        b = expenses accrued for the period (net of
                            reimbursements)

                        c = the average daily number of shares outstanding
                            during the period that were entitled to receive dividends

                        d = the maximum offering price per share on the last day
                            of the period


Diversified Bond's annualized yield was 3.45%, Diversified Equity Income's was 4.86%, Global Bond's was 2.35%, High Yield Bond's was 8.00% and Short Duration U.S. Government's was 1.85% for the 30-day period ended Aug. 30, 2003.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund's shareholders are reflected in the distribution yield.

DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                                   D  x  F = DY
                                  ---   ---
                                  NAV    30

where:                  D = sum of dividends for 30 day period

                      NAV = beginning of period net asset value

                        F = annualizing factor

                       DY = distribution yield


Diversified Bond's distribution yield was 3.48%, Diversified Equity Income's was 4.96%, Global Bond's was 2.35%, High Yield Bond's was 8.05% and Short Duration U.S. Government's was 1.87% for the 30-day period ended Aug. 30, 2003.


Cash Management calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.




--------------------------------------------------------------------------------
50   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The Fund calculates its compound yield according to the following formula:


 Compound Yield = [(return for seven day period + 1)(to the power of 365/7)] - 1

Cash Management's simple annualized yield was 0.16% and its compound yield was 0.16% for the seven days ended Aug 30, 2003, the last business day of the Fund's fiscal year.


Yield, or rate of return, on Cash Management shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, iMoneyNet Money Market Fund Report, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.



--------------------------------------------------------------------------------
51   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


Fund                                  Net assets                   Shares outstanding                  Net asset value of one share
Blue Chip Advantage                 $   65,939,419    divided by         9,238,072     equals                   $ 7.14
Capital Resource                     1,981,504,252                     109,831,455                               18.04
Cash Management                        868,014,549                     868,326,214                                1.00
Diversified Bond                     1,764,884,748                     169,697,198                               10.40
Diversified Equity Income              370,119,515                      38,372,962                                9.65
Emerging Markets                        16,271,602                       1,928,808                                8.44
Equity Select                          170,349,301                      16,878,982                               10.09
Global Bond                            312,392,472                      30,047,216                               10.40
Growth                                 223,154,450                      40,958,790                                5.45
High Yield Bond                        842,702,702                     135,475,929                                6.22
International                          738,303,698                     102,743,484                                7.19
Managed                              2,416,455,248                     185,819,642                               13.00
New Dimensions                       3,114,809,827                     217,925,584                               14.29
Partners Small Cap Value               133,827,798                      11,748,041                               11.39
S&P 500 Index                          171,304,239                      24,909,775                                6.88
Short Duration U.S. Government         478,929,159                      45,779,285                               10.46
Small Cap Advantage                    101,575,981                       9,032,273                               11.25
Stock                                   11,525,299                       1,358,620                                8.48
Strategy Aggressive                    968,682,381                     138,589,728                                6.99


--------------------------------------------------------------------------------
52   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in Cash Management's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of Cash Management's securities by the board, at intervals deemed appropriate by it, to determine whether Cash Management's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on Cash Management's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in Cash Management would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



--------------------------------------------------------------------------------
53   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record will be made available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com beginning Jan. 1, 2004. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

--------------------------------------------------------------------------------
54   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Capital Loss Carryover


For federal income tax purposes, Blue Chip Advantage, Capital Resource, Cash Management, Diversified Bond, Diversified Equity Income, Emerging Markets, Equity Select, Global Bond, Growth, High Yield Bond, International, Managed, New Dimensions, Partners Small Cap Value, S&P 500 Index, Small Cap Advantage, Stock and Strategy Aggressive had total capital loss carryovers of $33,756,009, $571,842,581, $3,091, $139,636,838, $21,848,621, $1,685,173, $929,452,
$5,792,969, $164,893,812, $300,351,153, $794,731,098, $149,722,831,
$512,441,380, $231,273, $2,590,558, $9,684,863, $764,578 and $1,346,618,303,
respectively, at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                                     2007            2008           2009           2010            2011          2012
Blue Chip Advantage                   $         0    $    21,038    $  2,524,274   $ 15,873,670   $ 12,004,786   $ 3,332,241
Capital Resource                                0              0               0    139,602,999    360,984,907    71,254,675
Cash Management                                 0          3,091               0              0              0             0
Diversified Bond                       14,566,694     52,158,845      47,894,894      9,863,475     15,152,930             0
Diversified Equity Income                       0              0               0      1,220,814     17,487,401     3,140,406
Emerging Markets                                0              0         290,779      1,370,563              0        23,831
Equity Select                                   0              0               0              0        929,452             0
Global Bond                                     0      2,754,088       1,192,501      1,846,380              0             0
Growth                                          0          5,782       7,126,550     73,511,853     79,742,473     4,507,154
High Yield Bond                         6,538,287     30,163,085      40,154,779    100,694,093    106,316,240    16,484,669
International                                   0              0               0    619,510,271     90,583,080    84,637,747
Managed                                         0              0               0              0     66,384,445    83,338,386
New Dimensions                                  0              0               0    336,061,643    150,380,547    25,999,190
Partners Small Cap Value                        0              0               0              0              0       231,273
S&P 500 Index                                   0              0         220,844        330,144      2,039,570             0
Small Cap Advantage                             0              0       1,113,514      2,086,216      5,889,322       595,811
Stock                                           0              0           6,881         88,472        372,897       296,328
Strategy Aggressive                             0              0     124,275,882    869,472,336    310,534,170    42,335,915


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.



--------------------------------------------------------------------------------
55   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Blue Chip Advantage
Assets (billions)                           Annual rate at each asset level
First   $0.50                                           0.560%
Next     0.50                                           0.545
Next     1.00                                           0.530
Next     1.00                                           0.515
Next     3.00                                           0.500
Over     6.00                                           0.470

Capital Resource
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.630%
Next     1.00                                           0.615
Next     1.00                                           0.600
Next     3.00                                           0.585
Over     6.00                                           0.570

Cash Management
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.510%
Next     0.50                                           0.493
Next     0.50                                           0.475
Next     0.50                                           0.458
Over     2.50                                           0.440


Core Bond
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.630%
Next     1.00                                           0.615
Next     1.00                                           0.600
Next     3.00                                           0.585
Next     3.00                                           0.570
Over     9.00                                           0.555


Diversified Bond
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.610%
Next     1.00                                           0.595
Next     1.00                                           0.580
Next     3.00                                           0.565
Next     3.00                                           0.550
Over     9.00                                           0.535

Diversified Equity Income
Assets (billions)                           Annual rate at each asset level
First   $0.50                                           0.560%
Next     0.50                                           0.545
Next     1.00                                           0.530
Next     1.00                                           0.515
Next     3.00                                           0.500
Over     6.00                                           0.470


--------------------------------------------------------------------------------
56   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Emerging Markets
Assets (billions)                         Annual rate at each asset level
First   $0.25                                         1.170%
Next     0.25                                         1.155
Next     0.25                                         1.140
Next     0.25                                         1.125
Next     1.00                                         1.110
Over     2.00                                         1.095

Equity Select
Assets (billions)                         Annual rate at each asset level
First   $0.25                                         0.650%
Next     0.25                                         0.635
Next     0.25                                         0.620
Next     0.25                                         0.605
Next     1.00                                         0.590
Next     1.00                                         0.575
Over     3.00                                         0.560

Global Bond
Assets (billions)                         Annual rate at each asset level
First   $0.25                                         0.840%
Next     0.25                                         0.825
Next     0.25                                         0.810
Next     0.25                                         0.795
Over     1.00                                         0.780

Growth
Assets (billions)                         Annual rate at each asset level
First   $1.00                                         0.630%
Next     1.00                                         0.615
Next     1.00                                         0.600
Next     3.00                                         0.585
Over     6.00                                         0.570

High Yield Bond
Assets (billions)                         Annual rate at each asset level
First   $1.00                                         0.620%
Next     1.00                                         0.605
Next     1.00                                         0.590
Next     3.00                                         0.575
Next     3.00                                         0.560
Over     9.00                                         0.545

International
Assets (billions)                         Annual rate at each asset level
First   $0.25                                         0.870%
Next     0.25                                         0.855
Next     0.25                                         0.840
Next     0.25                                         0.825
Next     1.00                                         0.810
Over     2.00                                         0.795

--------------------------------------------------------------------------------
57   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Large Cap Value
Assets (billions)                       Annual rate at each asset level
First   $1.00                                       0.630%
Next     1.00                                       0.615
Next     1.00                                       0.600
Next     3.00                                       0.585
Over     6.00                                       0.570


Managed
Assets (billions)                       Annual rate at each asset level
First   $0.50                                       0.630%
Next     0.50                                       0.615
Next     1.00                                       0.600
Next     1.00                                       0.585
Next     3.00                                       0.570
Over     6.00                                       0.550

New Dimensions
Assets (billions)                       Annual rate at each asset level
First   $1.00                                       0.630%
Next     1.00                                       0.615
Next     1.00                                       0.600
Next     3.00                                       0.585
Over     6.00                                       0.570


Partners Select Value
Assets (billions)                       Annual rate at each asset level
First   $0.50                                       0.810%
Next     0.50                                       0.795
Next     1.00                                       0.780
Next     1.00                                       0.765
Next     3.00                                       0.750
Over     6.00                                       0.720


Partners Small Cap Value
Assets (billions)                       Annual rate at each asset level
First   $0.25                                       1.020%
Next     0.25                                       1.000
Next     0.25                                       0.980
Next     0.25                                       0.960
Next     1.00                                       0.940
Over     2.00                                       0.920


--------------------------------------------------------------------------------
58   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S&P 500 Index
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.290%
Next     1.00                                           0.280
Next     3.00                                           0.270
Over     5.00                                           0.260

Short Duration U.S. Government
Assets (billions)                           Annual rate at each asset level
First   $1.00                                           0.610%
Next     1.00                                           0.595
Next     1.00                                           0.580
Next     3.00                                           0.565
Next     3.00                                           0.550
Over     9.00                                           0.535

Small Cap Advantage
Assets (billions)                           Annual rate at each asset level
First   $0.25                                           0.790%
Next     0.25                                           0.770
Next     0.25                                           0.750
Next     0.25                                           0.730
Next     1.00                                           0.710
Over     2.00                                           0.650

Stock
Assets (billions)                           Annual rate at each asset level
First   $0.50                                           0.560%
Next     0.50                                           0.545
Next     1.00                                           0.530
Next     1.00                                           0.515
Next     3.00                                           0.500
Over     6.00                                           0.470

Strategy Aggressive
Assets (billions)                           Annual rate at each asset level
First   $0.25                                           0.650%
Next     0.25                                           0.635
Next     0.25                                           0.620
Next     0.25                                           0.605
Next     1.00                                           0.590
Over     2.00                                           0.575


On the last day of the most recent fiscal period, the daily rate applied to the Fund's assets (on an annual basis) was 0.560% for Blue Chip Advantage, 0.623% for Capital Resource, 0.510% for Cash Management, 0.603% for Diversified Bond, 0.560% for Diversified Equity Income, 1.170% for Emerging Markets, 0.650% for Equity Select, 0.839% for Global Bond, 0.630% for Growth, 0.620% for High Yield Bond, 0.855% for International, 0.607% for Managed, 0.614% for New Dimensions, 1.020% for Partners Small Cap Value, 0.290% for S&P 500 Index, 0.610% for Short Duration U.S. Government, 0.790% for Small Cap Advantage, 0.560% for Stock, 0.628% for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.




--------------------------------------------------------------------------------
59   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

For Blue Chip Advantage, Capital Resource, Diversified Equity Income, Emerging Markets, Equity Select, Growth, International, Large Cap Value, Managed, New Dimensions, Partners Select Value, Partners Small Cap Value, Small Cap Advantage, Stock and Strategy Aggressive, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Large-Cap Core Funds Index for Blue Chip Advantage, (ii) Lipper Large Cap Core Funds Index for Capital Resource, (iii) Lipper Equity Income Funds Index for Diversified Equity Income,
(iv) Lipper Emerging Markets Funds Index for Emerging Markets, (v) Lipper Mid-Cap Growth Funds Index for Equity Select, (vi) Lipper Large-Cap Growth Funds Index for Growth, (vii) Lipper International Funds Index for International,
(viii) Lipper Large-Cap Value Funds Index for Large Cap Value, (ix) Lipper Balanced Funds Index for Managed, (x) Lipper Large-Cap Growth Funds Index for New Dimensions, (xi) Lipper Multi-Cap Value Funds Index for Partners Select Value, (xii) Lipper Small-Cap Value Funds Index for Partners Small Cap Value,
(xiii) Lipper Small-Cap Core Funds Index for Small Cap Advantage, (xiv) Lipper Large-Cap Core Funds Index for Stock and (xv) Lipper Mid-Cap Growth Funds Index for Strategy Aggressive. The performance difference is then used to determine the adjustment rate. The adjustment rate for Blue Chip Advantage, Capital Resource, Diversified Equity Income, Emerging Markets, Equity Select, Growth, International, Large Cap Value, New Dimensions, Partners Small Cap Value, Small Cap Advantage, Stock and Strategy Aggressive, computed to five decimal places, is determined in accordance with the following table:


Performance
Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the performance difference over
                 0.50% (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the performance
                 difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%      6 basis points, plus 2 basis points times the performance
                 difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%      10 basis points, plus 1 basis point times the performance
                 difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more    12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

The adjustment rate for Managed, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the Performance Difference over
                 0.50% (maximum of 3 basis points if a 1% Performance
                 Difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the Performance
                 Difference over 1.00% (maximum 6 basis points if a 2%
                 Performance Difference)

2.00%-3.00%      6 basis points, plus 2 basis points times the Performance
                 Difference over 2.00% (maximum of 8 basis points if a 3%
                 Performance Difference)

3.00% or more    8 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00080 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The first adjustment for Partners Select Value will be made in April, 2004, and will cover the six-month period beginning Oct. 1, 2003. The first adjustment for Large Cap Value will be made in May, 2004, and will cover the six-month period beginning Oct. 31, 2003. The comparison period will increase by one month until it reaches 12 months. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.




--------------------------------------------------------------------------------
60   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:


Fund                                                                2003              2002               2001
Blue Chip Advantage                                             $   321,077       $   413,926        $   432,774
Capital Resource                                                 12,597,101        17,665,201         26,165,265
Cash Management                                                   5,189,115         5,593,953          4,588,071
Diversified Bond                                                 11,121,622        10,368,107          9,066,435
Diversified Equity Income                                         1,495,598         1,150,977            226,096
Emerging Markets                                                    134,837            90,859             63,655
Equity Select                                                       758,579           283,080             14,536
Global Bond                                                       2,370,419         1,676,418          1,528,297
Growth                                                            1,068,315           940,814          1,231,521
High Yield Bond                                                   4,158,089         3,745,531          3,654,071
International                                                     6,108,448         9,291,252         14,728,134
Managed                                                          14,961,945        20,015,266         26,202,635
New Dimensions                                                   17,629,745        22,425,282         27,613,749
Partners Small Cap Value                                            876,649           335,667              2,014
S&P 500 Index                                                       361,397           241,143            109,395
Short Duration U.S. Government                                    2,508,938         1,033,892            380,941
Small Cap Advantage                                                 560,022           424,132            289,538
Stock                                                                41,942            19,019                540
Strategy Aggressive                                               5,526,254         9,118,165         16,018,758


Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by AEFC.


Under the agreement, nonadvisory expenses, net of earnings credits and waivers, paid for the following fiscal years were as follows:

Fund                                  2003               2002             2001
Blue Chip Advantage                $ 58,889           $ 67,922         $ 52,288
Capital Resource                    545,654            513,931          461,991
Cash Management                     296,307            276,411          152,537
Diversified Bond                    596,353            389,558          246,598
Diversified Equity Income           192,223            290,798           73,464
Emerging Markets                     44,996             17,588           13,227
Equity Select                       204,710             86,146            4,059
Global Bond                         188,858             97,679           78,806
Growth                              268,161            124,140          205,675
High Yield Bond                     250,031            190,460          150,755
International                       353,295            509,535          578,011
Managed                             755,600            602,097          594,865
New Dimensions                      902,794            515,400          624,270
Partners Small Cap Value            318,514             80,544              579
S&P 500 Index                        (4,001)            (7,670)         (15,811)
Short Duration U.S. Government      155,494             77,818           30,061
Small Cap Advantage                 131,572            110,950           88,763
Stock                                27,513              8,965              405
Strategy Aggressive                 285,548            331,683          450,640


--------------------------------------------------------------------------------
61   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

Subadvisory Agreement

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.


AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Subadvisers:


American Express Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC, 50192 AXP Financial Center, Minneapolis, MN 55474 subadvises the assets in the Emerging Markets and International Fund. AEAMI, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Under the agreement, AEAMI receives an annual fee of 0.35% of average daily net assets.

Under the agreement, the total amount paid for International was $2,564,968 for fiscal year 2003, $3,854,049 for fiscal year 2002, and $6,248,732 for fiscal year 2001.

Under the agreement, the total amount paid for Emerging Markets was $41,689 for fiscal year 2003, $19,325 for fiscal year 2002, and $11,564 for fiscal period 2001.

Kenwood Capital Management LLC (KCM LLC) an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage Fund. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Under the Subadvisory Agreement, the KCM LLC receives an annual fee of 0.35% of average daily net assets from AEFC.

Under the agreement, the total amount paid for Small Cap Advantage was $242,909 for fiscal year 2003, $144,931 for fiscal year 2002, and $100,003 for fiscal year 2001.




--------------------------------------------------------------------------------
62   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The assets of Partners Small Cap Value are managed by three Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for Partners Small Cap Value based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Partners Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of Partners Small Cap Value among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Small Cap Value's investment objectives, policies, and restriction. Generally, the services that the Subadviser provides to Partners Small Cap Value are limited to asset management and related recordkeeping services. AEFC has entered into an advisory agreement with each subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Royce: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises the Fund's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee is equal to .80% on the first $50 million, reducing to .50% as assets increase.


The total amount paid was $324,032 for fiscal year 2003, $160,776 for fiscal year 2002 and $1,390 for fiscal period 2001.


Third Avenue: Third Avenue Management LLC (Third Avenue), located at 622 Third Avenue 32nd Floor, New York, New York, subadvises the Fund's assets. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Third Avenue is an indirect subsidiary of Affiliated Managers Group, Inc. located at 600 Hale Street, Prides Crossings, Massachusetts 01965. Under the Subadvisory Agreement, the fee is equal to .50% on the first $100 million, reducing to .40% as assets increase.


The total amount paid was $125,228 for fiscal year 2003, $62,726 for fiscal year 2002 and $854 for fiscal period 2001.

GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, 17th Floor, New York, New York, subadvises the Fund's assets. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is a division of Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York. Under the Subadvisory Agreement, the fee is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase.

On Aug. 11, 2003 GSAM replaced National City Investment Manager (National
City). The total amount paid to GSAM was $10,731 for the fiscal period 2003 (from Aug. 11, 2003 to Aug. 31, 2003). The total amount paid to National City was $78,050 for fiscal period 2003 (from Oct. 1, 2002 to Aug. 10, 2003) and $1,168 for fiscal period 2002 (from Aug. 1, 2002 to Aug. 31, 2002).

The assets of Partners Select Value are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for Partners Select Value to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of Partners Select Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of a Subadviser.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Select Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Partners Select Value are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Gabelli: GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee is equal to 0.40% of average daily net assets that are subject to the Subadviser's investment discretion on the first $500 million, reducing to 0.30% as assets increase.




--------------------------------------------------------------------------------
63   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

ADMINISTRATIVE SERVICES AGREEMENT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:


Blue Chip Advantage
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.040%
Next     0.25                                                  0.035
Next     0.25                                                  0.030
Next     0.25                                                  0.025
Over     1.00                                                  0.020

Capital Resource
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Over     6.00                                                  0.030

Cash Management
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.030%
Next     0.50                                                  0.027
Next     0.50                                                  0.025
Next     0.50                                                  0.022
Over     2.50                                                  0.020

Core Bond
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Next     3.00                                                  0.030
Over     9.00                                                  0.025

Diversified Bond
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Next     3.00                                                  0.030
Over     9.00                                                  0.025


--------------------------------------------------------------------------------
64   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Diversified Equity Income
Assets (billions)                                Annual rate at each asset level
First   $0.50                                                  0.040%
Next     0.50                                                  0.035
Next     1.00                                                  0.030
Next     1.00                                                  0.025
Next     3.00                                                  0.020
Over     6.00                                                  0.020

Emerging Markets
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.100%
Next     0.25                                                  0.090
Next     0.25                                                  0.080
Next     0.25                                                  0.070
Next     1.00                                                  0.060
Over     2.00                                                  0.050

Equity Select
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.060%
Next     0.25                                                  0.055
Next     0.25                                                  0.050
Next     0.25                                                  0.045
Next     1.00                                                  0.040
Next     1.00                                                  0.035
Over     3.00                                                  0.030

Global Bond
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.060%
Next     0.25                                                  0.055
Next     0.25                                                  0.050
Next     0.25                                                  0.045
Over     1.00                                                  0.040

Growth
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Over     6.00                                                  0.030

High Yield Bond
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Next     3.00                                                  0.030
Over     9.00                                                  0.025

--------------------------------------------------------------------------------
65   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

International
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.060%
Next     0.25                                                  0.055
Next     0.25                                                  0.050
Next     0.25                                                  0.045
Next     1.00                                                  0.040
Over     2.00                                                  0.035


Large Cap Value
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Over     6.00                                                  0.030


Managed
Assets (billions)                                Annual rate at each asset level
First   $0.50                                                  0.040%
Next     0.50                                                  0.035
Next     1.00                                                  0.030
Next     1.00                                                  0.025
Next     3.00                                                  0.020
Over     6.00                                                  0.020

New Dimensions
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Over     6.00                                                  0.030


Partners Select Value
Assets (billions)                                Annual rate at each asset level
First   $0.50                                                  0.060%
Next     0.50                                                  0.055
Next     1.00                                                  0.050
Next     1.00                                                  0.045
Next     3.00                                                  0.040
Over     6.00                                                  0.035


Partners Small Cap Value
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.080%
Next     0.25                                                  0.075
Next     0.25                                                  0.070
Next     0.25                                                  0.065
Next     1.00                                                  0.060
Over     2.00                                                  0.055


--------------------------------------------------------------------------------
66   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S&P 500 Index
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.080%
Next     1.00                                                  0.075
Next     3.00                                                  0.070
Over     5.00                                                  0.065

Short Duration U.S. Government
Assets (billions)                                Annual rate at each asset level
First   $1.00                                                  0.050%
Next     1.00                                                  0.045
Next     1.00                                                  0.040
Next     3.00                                                  0.035
Next     3.00                                                  0.030
Over     9.00                                                  0.025

Small Cap Advantage
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.060%
Next     0.25                                                  0.055
Next     0.25                                                  0.050
Next     0.25                                                  0.045
Next     1.00                                                  0.040
Over     2.00                                                  0.035

Stock
Assets (billions)                                Annual rate at each asset level
First   $0.50                                                  0.040%
Next     0.50                                                  0.035
Next     1.00                                                  0.030
Next     1.00                                                  0.025
Next     3.00                                                  0.020
Over     6.00                                                  0.020

Strategy Aggressive
Assets (billions)                                Annual rate at each asset level
First   $0.25                                                  0.060%
Next     0.25                                                  0.055
Next     0.25                                                  0.050
Next     0.25                                                  0.045
Next     1.00                                                  0.040
Over     2.00                                                  0.035


--------------------------------------------------------------------------------
67   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:


                                                                Fees paid during
Fund                                          Daily rates      prior fiscal year
Blue Chip Advantage                                0.040%          $   24,614
Capital Resource                                   0.048              968,533
Cash Management                                    0.030              324,844
Diversified Bond                                   0.048              913,878
Diversified Equity Income                          0.040              116,748
Emerging Markets                                   0.100               11,910
Equity Select                                      0.060               67,462
Global Bond                                        0.059              172,574
Growth                                             0.050               84,387
High Yield Bond                                    0.050              341,823
International                                      0.055              414,456
Managed                                            0.032              836,945
New Dimensions                                     0.045            1,354,201
Partners Small Cap Value                           0.080               72,474
S&P 500 Index                                      0.080              101,514
Short Duration U.S. Government                     0.050              212,068
Small Cap Advantage                                0.060               42,618
Stock                                              0.040                3,064
Strategy Aggressive                                0.053              498,086


The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing, the Fund and IDS Life Insurance Company (IDS Life) entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.




--------------------------------------------------------------------------------
68   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fees paid for the following fiscal periods were as follows:


                                                      Fees paid during
Fund                                                  prior fiscal year
Blue Chip Advantage                                      $   75,470
Capital Resource                                          2,446,359
Cash Management                                           1,274,132
Diversified Bond                                          2,305,049
Diversified Equity Income                                   354,586
Emerging Markets                                             14,889
Equity Select                                               138,731
Global Bond                                                 353,522
Growth                                                      204,477
High Yield Bond                                             838,324
International                                               916,060
Managed                                                   3,068,716
New Dimensions                                            3,592,015
Partners Small Cap Value                                    111,147
S&P 500 Index                                               155,774
Short Duration U.S. Government                              514,127
Small Cap Advantage                                          86,753
Stock                                                         9,574
Strategy Aggressive                                       1,126,018


The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

--------------------------------------------------------------------------------
69   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR FUNDS MANAGED BY AEFC

                                                                   Date of        Form of      State of     Fiscal
                                                                organization   organization  organization  year end      Diversified
IDS Life Series Fund, Inc.                                            5/8/85   Corporation        MN        4/30
   Equity Portfolio                                                                                                         Yes
   Equity Income Portfolio                                                                                                  Yes
   Government Securities Portfolio                                                                                          Yes
   Income Portfolio                                                                                                         Yes
   International Equity Portfolio                                                                                           Yes
   Managed Portfolio                                                                                                        Yes
   Money Market Portfolio                                                                                                   Yes

AXP Variable Portfolio - Income Series, Inc.                4/27/81, 6/13/86*  Corporation     NV/MN        8/31
   AXP Variable Portfolio - Core Bond Fund                                                                                  Yes
   AXP Variable Portfolio - Diversified Bond Fund**                                                                         Yes
   AXP Variable Portfolio - Global Bond Fund                                                                                 No
   AXP Variable Portfolio - High Yield Bond Fund**                                                                          Yes
   AXP Variable Portfolio - Short Duration U.S.
       Government Fund**                                                                                                    Yes
AXP Variable Portfolio - Investment Series, Inc.            4/27/81, 6/13/86*  Corporation     NV/MN        8/31
   AXP Variable Portfolio - Blue Chip Advantage Fund                                                                        Yes
   AXP Variable Portfolio - Capital Resource Fund                                                                           Yes
   AXP Variable Portfolio - Emerging Markets Fund                                                                           Yes
   AXP Variable Portfolio - Equity Select Fund                                                                              Yes
   AXP Variable Portfolio - Growth Fund                                                                                     Yes
   AXP Variable Portfolio - S&P 500 Index Fund                                                                               No
   AXP Variable Portfolio - International Fund                                                                              Yes
   AXP Variable Portfolio - Large Cap Value Fund                                                                            Yes
   AXP Variable Portfolio - New Dimensions Fund                                                                             Yes
   AXP Variable Portfolio - Small Cap Advantage Fund                                                                        Yes
   AXP Variable Portfolio - Stock Fund                                                                                      Yes
   AXP Variable Portfolio - Strategy Aggressive Fund                                                                        Yes

AXP Variable Portfolio - Managed Series, Inc.                         3/5/85   Corporation        MN        8/31
   AXP Variable Portfolio - Diversified Equity
      Income Fund                                                                                                           Yes
   AXP Variable Portfolio - Managed Fund                                                                                    Yes
AXP Variable Portfolio - Money Market Series, Inc.          4/27/81, 6/13/86*  Corporation     NV/MN        8/31
   AXP Variable Portfolio - Cash Management Fund                                                                            Yes

AXP Variable Portfolio - Partners Series, Inc.                        5/9/01   Corporation        MN        8/31
   AXP Variable Portfolio - Partners Select Value Fund                                                                      Yes
   AXP Variable Portfolio - Partners Small Cap Value Fund                                                                    No


 *   Date merged into a Minnesota corporation.

** Effective June 27, 2003, AXP(R) VP - Bond Fund changed its name to AXP(R) VP - Diversified Bond Fund, AXP(R) VP - Extra Income Fund changed its name to AXP(R) VP - High Yield Bond Fund and AXP(R) VP - Federal Income Fund changed its name to AXP(R) VP - Short Duration U.S. Government Fund.


--------------------------------------------------------------------------------
70   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name, address, age               Position held with Fund   Principal occupation     Other directorships      Committee memberships
                                 and length of service     during past five years
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Arne H. Carlson                  Board member  since 1999  Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.                                      Corporation (provides                             Contracts, Executive,
Minneapolis, MN 55402                                      administrative                                    Investment Review,
Age 69                                                     services to boards).                              Board Effectiveness
                                                           Former Governor of
                                                           Minnesota
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Philip J. Carroll, Jr.           Board member  since 2002  Retired Chairman and     Scottish Power PLC,
901 S. Marquette Ave.                                      CEO, Fluor Corporation   Vulcan Materials
Minneapolis, MN 55402                                      (engineering and         Company, Inc.
Age 65                                                     construction) since      (construction
                                                           1998                     materials/chemicals)
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Livio D. DeSimone                Board member  since 2001  Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East                                     Board and Chief          (commodity merchants     Contracts, Executive
Suite 3050                                                 Executive Officer,       and processors),
St. Paul, MN 55101-4901                                    Minnesota Mining and     General Mills, Inc.
Age 69                                                     Manufacturing (3M)       (consumer foods),
                                                                                    Vulcan Materials
                                                                                    Company (construction
                                                                                    materials/chemicals),
                                                                                    Milliken & Company
                                                                                    (textiles and
                                                                                    chemicals), and
                                                                                    Nexia Biotechnologies,
                                                                                    Inc.
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Heinz F. Hutter*                 Board member  since 1994  Retired President and                             Board Effectiveness,
901 S. Marquette Ave.                                      Chief Operating                                   Executive, Investment
Minneapolis, MN 55402                                      Officer, Cargill,                                 Review
Age 74                                                     Incorporated
                                                           (commodity merchants
                                                           and processors)
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Anne P. Jones                    Board member  since 1985  Attorney and Consultant                           Joint Audit, Board
901 S. Marquette Ave.                                                                                        Effectiveness,
Minneapolis, MN 55402                                                                                        Executive
Age 68
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Stephen R. Lewis, Jr.**          Board member  since 2002  Retired President and    Valmont Industries,      Contracts, Investment
901 S. Marquette Ave.                                      Professor of             Inc. (manufactures       Review, Executive
Minneapolis, MN 55402                                      Economics, Carleton      irrigation systems)
Age 64                                                     College
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Alan G. Quasha                   Board member  since 2002  President, Quadrant      Compagnie Financiere     Joint Audit,
901 S. Marquette Ave.                                      Management, Inc.         Richemont AG (luxury     Investment Review
Minneapolis, MN 55402                                      (management of private   goods), Harken Energy
Age 53                                                     equities)                Corporation (oil and
                                                                                    gas exploration) and
                                                                                    SIRIT Inc. (radio
                                                                                    frequency
                                                                                    identification
                                                                                    technology)
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Alan K. Simpson                  Board member  since 1997  Former three-term        Biogen, Inc.             Investment Review,
1201 Sunshine Ave.                                         United States Senator    (biopharmaceuticals)     Board Effectiveness
Cody, WY 82414                                             for Wyoming
Age 71
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Alison Taunton-Rigby             Board member since 2002   President, Forester                               Investment Review,
901 S. Marquette Ave.                                      Biotech since 2000.                               Contracts
Minneapolis, MN 55402                                      Former President and
Age 59                                                     CEO, Aquila
                                                             Biopharmaceuticals,
                                                                            Inc.
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------


 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.



--------------------------------------------------------------------------------
71   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Members Affiliated with AEFC***

Name, address, age               Position held with Fund   Principal occupation     Other directorships      Committee memberships
                                 and length of service     during past five years
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Barbara H. Fraser                Board member since 2002   Executive Vice
1546 AXP Financial Center                                  President - AEFA
Minneapolis, MN 55474                                      Products and Corporate
Age 53                                                     Marketing of AEFC
                                                           since 2002. President
                                                           - Travelers Check
                                                           Group, American
                                                           Express Company,
                                                           2001-2002. Management
                                                           Consultant, Reuters,
                                                           2000-2001. Managing
                                                           Director -
                                                           International
                                                           Investments, Citibank
                                                           Global,  1999-2000.
                                                           Chairman and CEO,
                                                           Citicorp Investment
                                                           Services and Citigroup
                                                           Insurance Group, U.S.,
                                                           1998-1999
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Stephen W. Roszell               Board member since        Senior Vice President
50238 AXP Financial Center       2002, Vice President      - Institutional Group
Minneapolis, MN 55474            since 2002                of AEFC
Age 54
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
William F. Truscott              Board member  since       Senior Vice President
53600 AXP Financial Center       2001,  Vice President     - Chief Investment
Minneapolis, MN 55474            since 2002                Officer of AEFC since
Age 42                                                     2001. Former Chief
                                                           Investment Officer and
                                                           Managing Director,
                                                           Zurich Scudder
                                                           Investments
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held with Fund   Principal occupation     Other directorships      Committee memberships
                                 and length of service     during past five years
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Jeffrey P. Fox                   Treasurer since 2002      Vice President -
50005 AXP Financial Center                                 Investment Accounting,
Minneapolis, MN 55474                                      AEFC, since 2002; Vice
Age 48                                                     President - Finance,
                                                           American Express
                                                           Company, 2000-2002;
                                                           Vice President -
                                                           Corporate Controller,
                                                           AEFC, 1996-2000
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------
Paula R. Meyer                   President since 2002      Senior Vice President
596 AXP Financial Center                                   and General Manager -
Minneapolis, MN 55474                                      Mutual Funds, AEFC,
Age 49                                                     since 2002; Vice
                                                           President and Managing
                                                           Director - American
                                                           Express Funds, AEFC,
                                                           2000-2002; Vice
                                                           President, AEFC,
                                                           1998-2000
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------

Leslie L. Ogg                    Vice President, General   President of Board
901 S. Marquette Ave.            Counsel, and Secretary    Services Corporation
Minneapolis, MN 55402            since 1978
Age 65
-------------------------------- ------------------------- ------------------------ ------------------------ -----------------------


--------------------------------------------------------------------------------
72   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held four meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:


Compensation Table for AXP VP - Blue Chip Advantage


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892


*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.



--------------------------------------------------------------------------------
73   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Capital Resource


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  850                   $ 44,183
Livio D. DeSimone                2,356                    137,958
Heinz F. Hutter                  2,356                    137,908
Anne P. Jones                    2,406                    142,358
Stephen R. Lewis, Jr.            2,306                    133,658
Alan G. Quasha                   2,200                    124,308
Alan K. Simpson                  2,150                    119,658
Alison Taunton-Rigby             1,892                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Cash Management


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  542                   $ 44,183
Livio D. DeSimone                1,648                    137,958
Heinz F. Hutter                  1,648                    137,908
Anne P. Jones                    1,698                    142,358
Stephen R. Lewis, Jr.            1,598                    133,658
Alan G. Quasha                   1,492                    124,308
Alan K. Simpson                  1,442                    119,658
Alison Taunton-Rigby             1,333                    110,892


*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Diversified Bond


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  733                   $ 44,183
Livio D. DeSimone                2,156                    137,958
Heinz F. Hutter                  2,156                    137,908
Anne P. Jones                    2,206                    142,358
Stephen R. Lewis, Jr.            2,106                    133,658
Alan G. Quasha                   2,000                    124,308
Alan K. Simpson                  1,950                    119,658
Alison Taunton-Rigby             1,775                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.



--------------------------------------------------------------------------------
74   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Diversified Equity Income


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,098                    137,958
Heinz F. Hutter                  1,098                    137,908
Anne P. Jones                    1,148                    142,358
Stephen R. Lewis, Jr.            1,048                    133,658
Alan G. Quasha                     942                    124,308
Alan K. Simpson                    892                    119,658
Alison Taunton-Rigby               875                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Equity Select


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Global Bond


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,098                    137,958
Heinz F. Hutter                  1,098                    137,908
Anne P. Jones                    1,148                    142,358
Stephen R. Lewis, Jr.            1,048                    133,658
Alan G. Quasha                     942                    124,308
Alan K. Simpson                    892                    119,658
Alison Taunton-Rigby               875                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

--------------------------------------------------------------------------------
75   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Growth


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - High Yield Bond


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  400                   $ 44,183
Livio D. DeSimone                1,340                    137,958
Heinz F. Hutter                  1,340                    137,908
Anne P. Jones                    1,390                    142,358
Stephen R. Lewis, Jr.            1,290                    133,658
Alan G. Quasha                   1,183                    124,308
Alan K. Simpson                  1,133                    119,658
Alison Taunton-Rigby             1,083                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - International


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  475                   $ 44,183
Livio D. DeSimone                1,490                    137,958
Heinz F. Hutter                  1,490                    137,908
Anne P. Jones                    1,540                    142,358
Stephen R. Lewis, Jr.            1,440                    133,658
Alan G. Quasha                   1,333                    124,308
Alan K. Simpson                  1,283                    119,658
Alison Taunton-Rigby             1,183                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.



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



Compensation Table for AXP VP - Managed


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  975                   $ 44,183
Livio D. DeSimone                2,681                    137,958
Heinz F. Hutter                  2,681                    137,908
Anne P. Jones                    2,731                    142,358
Stephen R. Lewis, Jr.            2,631                    133,658
Alan G. Quasha                   2,525                    124,308
Alan K. Simpson                  2,475                    119,658
Alison Taunton-Rigby             2,167                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - New Dimensions


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $1,058                   $ 44,183
Livio D. DeSimone                2,898                    137,958
Heinz F. Hutter                  2,898                    137,908
Anne P. Jones                    2,948                    142,358
Stephen R. Lewis, Jr.            2,848                    133,658
Alan G. Quasha                   2,742                    124,308
Alan K. Simpson                  2,692                    119,658
Alison Taunton-Rigby             2,350                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Partners Small Cap Value


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.





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



Compensation Table for AXP VP - S&P 500 Index


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Short Duration U.S. Government


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  317                   $ 44,183
Livio D. DeSimone                1,165                    137,958
Heinz F. Hutter                  1,165                    137,908
Anne P. Jones                    1,215                    142,358
Stephen R. Lewis, Jr.            1,115                    133,658
Alan G. Quasha                   1,008                    124,308
Alan K. Simpson                    958                    119,658
Alison Taunton-Rigby               942                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

Compensation Table for AXP VP - Small Cap Advantage


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  292                   $ 44,183
Livio D. DeSimone                1,056                    137,958
Heinz F. Hutter                  1,056                    137,908
Anne P. Jones                    1,106                    142,358
Stephen R. Lewis, Jr.            1,006                    133,658
Alan G. Quasha                     900                    124,308
Alan K. Simpson                    850                    119,658
Alison Taunton-Rigby               833                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.



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



Compensation Table for AXP VP - Strategy Aggressive


                                                Total cash compensation from the
                               Aggregate           American Express Funds and
Board member*         compensation from the Fund  Preferred Master Trust Group
Philip J. Carroll, Jr.          $  517                   $ 44,183
Livio D. DeSimone                1,606                    137,958
Heinz F. Hutter                  1,606                    137,908
Anne P. Jones                    1,656                    142,358
Stephen R. Lewis, Jr.            1,556                    133,658
Alan G. Quasha                   1,450                    124,308
Alan K. Simpson                  1,400                    119,658
Alison Taunton-Rigby             1,267                    110,892



*    Arne H. Carlson, Chair of the Board, is compensated by Board
     Service Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Core Bond, Emerging Markets, Large Cap Value, Partners Select Value and Stock pay no fees or expenses to board members until the assets of the Fund reach $20 million.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.



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



Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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



Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

Moody's Commercial Paper Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



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



Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



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



Appendix B

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



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



Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



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



Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.


DDD, DD and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.



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



Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



--------------------------------------------------------------------------------
86   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



--------------------------------------------------------------------------------
87   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX

AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                             S-6466-20 W (10/03)

INDEPENDENT AUDITORS' REPORT

THE BOARD AND SHAREHOLDERS
AXP(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.
AXP(R) VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
AXP(R) VARIABLE PORTFOLIO - MANAGED SERIES, INC.
AXP(R) VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
AXP(R) VARIABLE PORTFOLIO - PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Diversified Bond Fund (formerly AXP VP - Bond Fund), AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund (formerly AXP VP - Extra Income Fund) and AXP VP - Short Duration U.S. Government Fund (formerly AXP VP - Federal Income Fund) (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP - Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP - Cash Management Fund, (fund within AXP Variable Portfolio - Money Market Series, Inc.), and AXP VP - Partners Small Cap Value Fund (fund within AXP Variable Portfolio - Partners Series, Inc.) as of
August 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund, AXP VP - Short Duration U.S. Government Fund, AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund, AXP VP - Cash Management Fund and AXP VP - Partners Small Cap Value Fund as of August 31, 2003 and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Minneapolis, Minnesota
October 10, 2003

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


                                                                                AXP VP -           AXP VP -           AXP VP -
                                                                                BLUE CHIP           CAPITAL             CASH
                                                                                ADVANTAGE          RESOURCE          MANAGEMENT
AUG. 31, 2003                                                                     FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $65,161,267, $1,879,780,195 and $875,577,858)            $    65,752,333    $ 1,986,352,055    $   875,577,858
Cash in bank on demand deposit                                                       268,716             65,464            110,683
Receivable for investment securities sold                                             15,275         14,853,613                 --
Dividends and accrued interest receivable                                             93,969          2,873,500            599,081
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      66,130,293      2,004,144,632        876,287,622
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                           131,521          2,650,999            196,568
Payable for investment securities purchased                                               --         18,582,508          7,500,000
Accrued investment management services fee                                            28,835            976,402            361,974
Accrued distribution fee                                                               6,436            196,034             88,719
Accrued administrative services fee                                                    2,060             74,545             21,293
Other accrued expenses                                                                22,022            159,892            104,519
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                    190,874         22,640,380          8,273,073
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $    65,939,419    $ 1,981,504,252    $   868,014,549
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $        92,381    $     1,098,315    $     8,683,262
Additional paid-in capital                                                       100,018,803      2,456,299,464        859,334,378
Undistributed (excess of distributions over) net investment income                    (1,958)            14,169                 --
Accumulated net realized gain (loss) (Note 9)                                    (34,801,860)      (582,479,556)            (3,091)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Note 7)                                                                          632,053        106,571,860                 --
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $    65,939,419    $ 1,981,504,252    $   868,014,549
==================================================================================================================================
Shares outstanding                                                                 9,238,072        109,831,455        868,326,214
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          7.14    $         18.04    $          1.00
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


                                                                                 AXP VP -           AXP VP -           AXP VP -
                                                                               DIVERSIFIED        DIVERSIFIED         EMERGING
                                                                                  BOND           EQUITY INCOME         MARKETS
AUG. 31, 2003                                                                     FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)*
   (identified cost $2,065,340,495, $350,235,794 and $13,935,478)            $ 2,032,144,048    $   375,303,546    $    16,110,158
Cash in bank on demand deposit                                                        95,094             75,501            218,920
Foreign currency holdings for AXP VP - Emerging Markets Fund
   (identified cost $110,700) (Note 1)                                                    --                 --            111,018
Receivable for investment securities sold                                         96,814,838                 --            628,313
Dividends and accrued interest receivable                                         14,481,009            774,354             32,853
Unrealized appreciation on foreign currency contracts held, at value
   (Note 5)                                                                               --                 --                140
U.S. government securities held as collateral (Note 6)                             3,116,537                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   2,146,651,526        376,153,401         17,101,402
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                         4,742,558          1,483,179             12,868
Payable for investment securities purchased                                       95,578,015          1,429,622            770,797
Payable for securities puchased on a forward-commitment basis (Note 1)           207,512,889                 --                 --
Accrued investment management services fee                                           856,039            156,515             14,277
Accrued distribution fee                                                             177,336             34,936              1,525
Unrealized depreciation on foreign currency contracts held, at value
   (Note 5)                                                                               --                 --              2,043
Accrued administrative services fee                                                   67,814             11,180              1,220
Payable upon return of securities loaned (Note 6)                                 71,864,263          2,858,000                 --
Other accrued expenses                                                               179,866             60,454             27,070
Options contracts written, at value (premiums received,
   $558,645 for AXP VP - Diversified Bond Fund (Note 8)                              787,998                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                381,766,778          6,033,886            829,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $ 1,764,884,748    $   370,119,515    $    16,271,602
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $     1,696,972    $       383,730    $        19,288
Additional paid-in capital                                                     1,936,011,438        371,492,705         15,828,865
Undistributed (excess of distributions over) net investment income                  (603,136)           (41,304)             6,142
Accumulated net realized gain (loss) (Note 9)                                   (139,761,242)       (26,783,368)        (1,756,434)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Notes 5 and 7)                                                               (32,459,284)        25,067,752          2,173,741
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $ 1,764,884,748    $   370,119,515    $    16,271,602
==================================================================================================================================
Shares outstanding                                                               169,697,198         38,372,962          1,928,808
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $         10.40    $          9.65    $          8.44
----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                            $    70,628,180    $     2,837,600    $            --
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


                                                                                AXP VP -           AXP VP -
                                                                                 EQUITY             GLOBAL            AXP VP -
                                                                                 SELECT              BOND              GROWTH
AUG. 31, 2003                                                                     FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)*
   (identified cost $154,819,332, $331,468,168 and $209,601,244)             $   170,871,311    $   339,274,469    $   226,607,479
Cash in bank on demand deposit                                                       249,701             84,701             65,444
Foreign currency holdings for AXP VP - Global Bond Fund
   (identified cost $1,405,427) (Note 1)                                                  --          1,371,049                 --
Receivable for investment securities sold                                                 --          2,716,204          2,508,934
Dividends and accrued interest receivable                                             55,851          4,372,241            176,976
Unrealized appreciation on foreign currency contracts held, at value
   (Note 5)                                                                               --            201,527                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     171,176,863        348,020,191        229,358,833
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                                --            585,825                 --
Payable for investment securities purchased                                          665,100          8,833,234          5,996,789
Payable for securities puchased on a forward-commitment basis (Note 1)                    --         20,736,065                 --
Accrued investment management services fee                                            82,445            209,205            106,818
Accrued distribution fee                                                              15,855             31,246             21,194
Accrued administrative services fee                                                    7,610             14,742              8,478
Payable upon return of securities loaned (Note 6)                                         --          5,037,500                 --
Other accrued expenses                                                                56,552             47,902             71,104
Options contracts written, at value (premiums received,
   $93,580 for AXP VP - Global Bond Fund (Note 8)                                         --            132,000                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                    827,562         35,627,719          6,204,383
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $   170,349,301    $   312,392,472    $   223,154,450
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $       168,790    $       300,472    $       409,588
Additional paid-in capital                                                       155,891,842        310,234,244        374,639,358
Undistributed (excess of distributions over) net investment income                        --            486,617               (364)
Accumulated net realized gain (loss) (Note 9)                                     (1,763,310)        (6,119,701)      (168,900,551)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Notes 5 and 7)                                                                16,051,979          7,490,840         17,006,419
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $   170,349,301    $   312,392,472    $   223,154,450
==================================================================================================================================
Shares outstanding                                                                16,878,982         30,047,216         40,958,790
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $         10.09    $         10.40    $          5.45
----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                            $            --    $     4,916,400    $            --
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -
                                                                               HIGH YIELD          AXP VP -           AXP VP -
                                                                                  BOND           INTERNATIONAL         MANAGED
AUG. 31, 2003                                                                     FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)*
   (identified cost $836,453,639, $696,709,938 and $2,487,789,953)           $   844,581,064    $   733,712,481    $ 2,556,266,332
Cash in bank on demand deposit                                                       216,831            167,026             97,173
Foreign currency holdings for AXP VP - International Fund
   (identified cost $2,859,275) (Note 1)                                                  --          2,875,646                 --
Receivable for investment securities sold                                          4,351,602          6,304,803         47,034,965
Dividends and accrued interest receivable                                         15,549,118          2,552,505          9,867,198
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     864,698,615        745,612,461      2,613,265,668
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                         5,307,613          2,626,622         12,982,485
Payable for investment securities purchased                                       13,983,361          3,966,589         80,136,672
Payable for securities purchased on a forward-commitment basis (Note 1)            2,105,625                 --         76,764,966
Accrued investment management services fee                                           403,725            495,462          1,166,102
Accrued distribution fee                                                              81,396             72,399            240,254
Accrued administrative services fee                                                   32,559             31,939             61,955
Payable upon return of securities loaned (Note 6)                                         --                 --         24,896,500
Other accrued expenses                                                                81,634            115,752            205,487
Options contracts written at value (premium received,
   $252,383 for AXP VP - Managed Fund) (Note 8)                                           --                 --            355,999
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 21,995,913          7,308,763        196,810,420
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $   842,702,702    $   738,303,698    $ 2,416,455,248
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value ($.001 for AXP VP - Managed Fund)
   (Note 1)                                                                  $     1,354,759    $     1,027,435    $       185,820
Additional paid-in capital                                                     1,132,870,395      1,504,647,352      2,524,692,313
Undistributed net investment income                                                2,320,156                510             19,627
Accumulated net realized gain (loss) (Note 9)                                   (301,970,033)      (804,384,719)      (176,763,009)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Note 7)                                                                        8,127,425         37,013,120         68,320,497
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $   842,702,702    $   738,303,698    $ 2,416,455,248
==================================================================================================================================
Shares outstanding                                                               135,475,929        102,743,484        185,819,642
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          6.22    $          7.19    $         13.00
----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                            $            --    $            --    $    24,397,031
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


                                                                                                    AXP VP -
                                                                                  AXP VP -         PARTNERS            AXP VP -
                                                                                     NEW           SMALL CAP           S&P 500
                                                                                 DIMENSIONS          VALUE              INDEX
AUG. 31, 2003                                                                       FUND              FUND              FUND
ASSETS
Investments in securities, at value (Note 1)*
   (identified cost $2,970,552,415, $121,138,738 and $183,893,842)           $ 3,158,617,309    $   134,460,013    $   171,173,216
Cash in bank on demand deposit                                                        77,222            151,143            422,622
Foreign currency holdings for AXP VP - New Dimensions Fund
   (identified cost $1,577) (Note 1)                                                   1,595                 --                 --
Receivable for investment securities sold                                         17,984,584            175,566             39,667
Dividends and accrued interest receivable                                          4,420,937             80,662            258,094
U.S. government securities held as collateral (Note 6)                             3,319,751                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   3,184,421,398        134,867,384        171,893,599
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                         4,936,028                 --            496,664
Payable for investment securities purchased                                       19,516,610            843,599             11,888
Accrued investment management services fee                                         1,496,836            102,291             38,085
Accrued distribution fee                                                             304,558             12,536             16,416
Accrued administrative services fee                                                  109,111              8,023             10,506
Payable upon return of securities loaned (Note 6)                                 43,018,151                 --                 --
Other accrued expenses                                                               230,277             73,137             15,801
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 69,611,571          1,039,586            589,360
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $ 3,114,809,827    $   133,827,798    $   171,304,239
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $     2,179,256    $       117,480    $       249,098
Additional paid-in capital                                                     3,440,553,699        119,310,994        186,653,625
Excess of distributions over net investment income                                        --           (114,349)           (10,731)
Accumulated net realized gain (loss) (Note 9)                                   (515,988,040)         1,192,258         (2,910,969)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Note 7)                                                                      188,064,912         13,321,415        (12,676,784)
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $ 3,114,809,827    $   133,827,798    $   171,304,239
==================================================================================================================================
Shares outstanding                                                               217,925,584         11,748,041         24,909,775
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $         14.29    $         11.39    $          6.88
----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                            $    42,274,460    $            --    $            --
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


                                                                                AXP VP -           AXP VP -
                                                                             SHORT DURATION        SMALL CAP          AXP VP -
                                                                             U.S. GOVERNMENT       ADVANTAGE            STOCK
AUG. 31, 2003                                                                     FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $490,836,377, $84,123,290 and $10,365,546)               $   490,472,500    $   102,023,539    $    11,198,662
Cash in bank on demand deposit                                                       107,541            197,718            383,468
Expense reimbursement receivable from AEFC                                                --                 --                692
Receivable for investment securities sold                                         10,049,537          2,013,271                 --
Dividends and accrued interest receivable                                          3,374,259             46,549             17,099
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     504,003,837        104,281,077         11,599,921
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders (Note 1)                                           741,004                 --             12,566
Payable for investment securities purchased                                       10,079,039          2,596,888             39,638
Payable for securities purchased on a forward-commitment basis (Note 1)           13,580,449                 --                 --
Accrued investment management services fee                                           233,561             59,247              4,953
Accrued distribution fee                                                              47,861              9,375              1,106
Accrued administrative services fee                                                   19,144              4,500                354
Other accrued expenses                                                                49,245             35,086             16,005
Options contracts written at value (premium received,
   $107,060 for AXP VP - Short Duration U.S. Government Fund) (Note 8)               324,375                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 25,074,678          2,705,096             74,622
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $   478,929,159    $   101,575,981    $    11,525,299
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $       457,793    $        90,323    $        13,586
Additional paid-in capital                                                       476,950,694         93,894,819         11,497,877
Undistributed net investment income                                                       --             17,697                691
Accumulated net realized gain (loss) (Note 9)                                      2,358,344        (10,327,107)          (819,971)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Note 7)                                                                         (837,672)        17,900,249            833,116
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $   478,929,159    $   101,575,981    $    11,525,299
==================================================================================================================================
Shares outstanding                                                                45,779,285          9,032,273          1,358,620
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $         10.46    $         11.25    $          8.48
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                                       AXP VP -
                                                                                                                       STRATEGY
                                                                                                                      AGGRESSIVE
AUG. 31, 2003                                                                                                            FUND
ASSETS
Investments in securities, at value (Note 1)
   Investments in securities of unaffiliated issuers*
      (identified cost $920,277,161)                                                                               $   975,399,896
   Investments in securities of affiliated issuers
      (identified cost $3,300,002)                                                                                             144
----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
      (identified cost $923,577,163)                                                                                   975,400,040
Cash in bank on demand deposit                                                                                             732,843
Receivable for investment securities sold                                                                                  528,933
Dividends and accrued interest receivable                                                                                  182,269
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                           976,844,085
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Accrued investment management services fee                                                                                 464,148
Accrued distribution fee                                                                                                    92,205
Accrued administrative services fee                                                                                         39,153
Payable upon return of securities loaned (Note 6)                                                                        7,475,000
Other accrued expenses                                                                                                      91,198
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                        8,161,704
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                                 $   968,682,381
==================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                                           $     1,385,897
Additional paid-in capital                                                                                           2,262,105,288
Undistributed net investment income                                                                                        555,302
Accumulated net realized gain (loss) (Note 9)                                                                       (1,347,186,983)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                                       51,822,877
----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                           $   968,682,381
==================================================================================================================================
Shares outstanding                                                                                                     138,589,728
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                                                             $          6.99
----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                                                                  $     7,171,125
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

STATEMENTS OF OPERATIONS

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -           AXP VP -           AXP VP -
                                                                                BLUE CHIP           CAPITAL             CASH
                                                                                ADVANTAGE          RESOURCE          MANAGEMENT
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $     1,020,923    $    27,037,159    $            --
Interest                                                                              36,939          1,734,801         14,433,946
Fee income from securities lending (Note 6)                                               --              6,837                 --
   Less foreign taxes withheld                                                            --            (30,097)                --
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                       1,057,862         28,748,700         14,433,946
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                   321,077         12,597,101          5,189,115
Distribution fee                                                                      75,470          2,446,359          1,274,132
Administrative services fees and expenses                                             24,614            968,533            324,844
Custodian fees                                                                        22,228            103,700             96,836
Compensation of board members                                                          8,099             18,950             12,958
Printing and postage                                                                  12,224            389,871            164,751
Audit fees                                                                            17,000             24,000             18,500
Other                                                                                    101              9,849              3,544
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                       480,813         16,558,363          7,084,680
   Earnings credits on cash balances (Note 2)                                           (763)              (716)              (282)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                   480,050         16,557,647          7,084,398
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      577,812         12,191,053          7,349,548
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 (7,487,066)      (188,314,276)                30
   Futures contracts                                                                 482,417                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           (7,004,649)      (188,314,276)                30
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 11,900,526        346,211,686                 --
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                              4,895,877        157,897,410                 30
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $     5,473,689    $   170,088,463    $     7,349,578
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -           AXP VP -           AXP VP -
                                                                               DIVERSIFIED        DIVERSIFIED         EMERGING
                                                                                  BOND           EQUITY INCOME         MARKETS
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $            --    $     8,122,817    $       312,835
Interest                                                                          92,741,980            130,968              8,935
Fee income from securities lending (Note 6)                                          255,949             27,611                 --
   Less foreign taxes withheld                                                            --            (80,943)           (35,119)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                      92,997,929          8,200,453            286,651
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                11,121,622          1,495,598            134,837
Distribution fee                                                                   2,305,049            354,586             14,889
Administrative services fees and expenses                                            913,878            116,748             11,910
Custodian fees                                                                       170,513            114,651             63,613
Compensation of board members                                                         17,049              8,392                 --
Printing and postage                                                                 374,672             51,748                946
Audit fees                                                                            25,000             18,000             17,000
Other                                                                                 10,273                238                 --
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                    14,938,056          2,159,961            243,195
   Expenses waived/reimbursed by AEFC (Note 2)                                            --                 --            (34,648)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  14,938,056          2,159,961            208,547
   Earnings credits on cash balances (Note 2)                                         (1,154)              (806)            (1,915)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                14,936,902          2,159,155            206,632
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   78,061,027          6,041,298             80,019
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 43,235,998        (16,484,766)            79,663
   Foreign currency transactions                                                  (5,077,680)              (202)           (38,973)
   Futures contracts                                                                 471,572                 --                 --
   Options contracts written (Note 8)                                              1,076,689                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           39,706,579        (16,484,968)            40,690
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                (36,198,070)        62,393,427          2,605,051
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                              3,508,509         45,908,459          2,645,741
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $    81,569,536    $    51,949,757    $     2,725,760
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -           AXP VP -
                                                                                 EQUITY             GLOBAL            AXP VP -
                                                                                 SELECT              BOND              GROWTH
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $       312,590    $            --    $     1,771,265
Interest                                                                              63,423         11,796,628            193,131
Fee income from securities lending (Note 6)                                               --              3,756              7,501
   Less foreign taxes withheld                                                            --             (3,490)           (17,019)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                         376,013         11,796,894          1,954,878
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                   758,579          2,370,419          1,068,315
Distribution fee                                                                     138,731            353,522            204,477
Administrative services fees and expenses                                             67,462            172,574             84,387
Custodian fees                                                                       161,884            102,608            205,884
Compensation of board members                                                          8,100              8,392              8,099
Printing and postage                                                                  19,906             57,894             36,949
Audit fees                                                                            17,000             20,000             18,000
Other                                                                                     14                364                349
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     1,171,676          3,085,773          1,626,460
   Earnings credits on cash balances (Note 2)                                         (2,194)              (400)            (1,120)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 1,169,482          3,085,373          1,625,340
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (793,469)         8,711,521            329,538
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   (138,674)        13,510,402         (9,111,551)
   Foreign currency transactions                                                          --         (2,156,463)               615
   Futures contracts                                                                      --            300,524                 --
   Options contracts written (Note 8)                                                     --            104,759                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (138,674)        11,759,222         (9,110,936)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 24,185,577          2,830,114         24,976,105
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             24,046,903         14,589,336         15,865,169
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $    23,253,434    $    23,300,857    $    16,194,707
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -
                                                                               HIGH YIELD          AXP VP -           AXP VP -
                                                                                  BOND           INTERNATIONAL         MANAGED
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $     1,399,103    $    18,286,629    $    35,164,585
Interest                                                                          59,952,745            413,005         45,323,860
Fee income from securities lending (Note 6)                                               --            364,960            135,467
   Less foreign taxes withheld                                                            --         (2,520,533)           (13,835)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                      61,351,848         16,544,061         80,610,077
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 4,158,089          6,108,448         14,961,945
Distribution fee                                                                     838,324            916,060          3,068,716
Administrative services fees and expenses                                            341,823            414,456            836,945
Custodian fees                                                                        80,531            155,372            182,051
Compensation of board members                                                         10,366             11,743             21,600
Printing and postage                                                                 133,988            159,722            514,831
Audit fees                                                                            24,000             23,000             24,500
Other                                                                                  1,952              3,933             13,644
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     5,589,073          7,792,734         19,624,232
   Earnings credits on cash balances (Note 2)                                           (806)              (475)            (1,026)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 5,588,267          7,792,259         19,623,206
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   55,763,581          8,751,802         60,986,871
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                (22,640,290)      (113,150,831)      (136,848,539)
   Foreign currency transactions                                                          --           (247,148)        (1,383,162)
   Futures contracts                                                                      --                 --           (762,629)
   Options contracts written (Note 8)                                                     --                 --            493,517
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          (22,640,290)      (113,397,979)      (138,500,813)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 85,244,865        120,445,926        284,044,624
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             62,604,575          7,047,947        145,543,811
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $   118,368,156    $    15,799,749    $   206,530,682
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                   AXP VP -
                                                                                AXP VP -           PARTNERS           AXP VP -
                                                                                   NEW             SMALL CAP           S&P 500
                                                                               DIMENSIONS            VALUE              INDEX
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $    41,276,845    $       887,058    $     2,200,671
Interest                                                                             621,068            135,300             52,221
Fee income from securities lending (Note 6)                                           31,473                 --                 --
   Less foreign taxes withheld                                                       (29,917)           (22,389)                --
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                      41,899,469            999,969          2,252,892
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                17,629,745            876,649            361,397
Distribution fee                                                                   3,592,015            111,147            155,774
Administrative services fees and expenses                                          1,354,201             72,474            101,514
Custodian fees                                                                       159,005            273,097            111,123
Compensation of board members                                                         23,366              8,100              8,099
Printing and postage                                                                 690,860             16,783             20,130
Licensing fees                                                                            --                 --             14,495
Audit fees                                                                            24,500             17,500             18,500
Other                                                                                  6,286              3,034              2,241
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                    23,479,978          1,378,784            793,273
   Expenses waived/reimbursed by AEFC (Note 2)                                            --                 --           (176,230)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  23,479,978          1,378,784            617,043
   Earnings credits on cash balances (Note 2)                                         (1,223)                --             (2,359)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                23,478,755          1,378,784            614,684
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   18,420,714           (378,815)         1,638,208
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                               (111,274,392)         1,617,768           (564,520)
   Foreign currency transactions                                                    (279,783)            (6,330)                --
   Futures contracts                                                                      --                 --            883,964
   Options contracts written (Note 8)                                                180,000                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         (111,374,175)         1,611,438            319,444
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                364,453,383         20,844,781         14,980,671
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                            253,079,208         22,456,219         15,300,115
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $   271,499,922    $    22,077,404    $    16,938,323
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                AXP VP -            AXP VP -
                                                                             SHORT DURATION        SMALL CAP          AXP VP -
                                                                             U.S. GOVERNMENT       ADVANTAGE            STOCK
YEAR ENDED AUG. 31, 2003                                                          FUND               FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                                    $            --    $       646,718    $       122,158
Interest                                                                          13,568,850             21,897              8,614
Fee income from securities lending (Note 6)                                               --             13,595                 --
   Less foreign taxes withheld                                                            --               (781)              (809)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                      13,568,850            681,429            129,963
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 2,508,938            560,022             41,942
Distribution fee                                                                     514,127             86,753              9,574
Administrative services fees and expenses                                            212,068             42,618              3,064
Custodian fees                                                                        52,914             97,000             61,763
Compensation of board members                                                          8,892              8,099                 --
Printing and postage                                                                  74,569             12,308              2,409
Audit fees                                                                            19,500             17,000             17,000
Other                                                                                     --                109              3,058
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     3,391,008            823,909            138,810
   Expenses waived/reimbursed by AEFC (Note 2)                                            --                 --            (54,735)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   3,391,008            823,909             84,075
   Earnings credits on cash balances (Note 2)                                           (381)            (2,944)            (1,982)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 3,390,627            820,965             82,093
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   10,178,223           (139,536)            47,870
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  2,617,374         (3,472,109)          (401,084)
   Futures contracts                                                                (346,810)                --                 --
   Options contracts written (Note 8)                                                369,173                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            2,639,737         (3,472,109)          (401,084)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 (5,589,855)        24,120,853          1,206,533
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             (2,950,118)        20,648,744            805,449
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $     7,228,105    $    20,509,208    $       853,319
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                                        AXP VP -
                                                                                                                       STRATEGY
                                                                                                                       AGGRESSIVE
YEAR ENDED AUG. 31, 2003                                                                                                  FUND
INVESTMENT INCOME
Income:
Dividends                                                                                                          $     2,023,894
Interest                                                                                                                   469,728
Fee income from securities lending (Note 6)                                                                                 56,618
   Less foreign taxes withheld                                                                                              (9,887)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                                             2,540,353
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                                       5,526,254
Distribution fee                                                                                                         1,126,018
Administrative services fees and expenses                                                                                  498,086
Custodian fees                                                                                                              67,765
Compensation of board members                                                                                               12,733
Printing and postage                                                                                                       177,695
Audit fees                                                                                                                  22,500
Other                                                                                                                        5,186
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                           7,436,237
   Earnings credits on cash balances (Note 2)                                                                                 (331)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                                       7,435,906
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                         (4,895,553)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                                      (63,101,780)
   Options contracts written (Note 8)                                                                                      144,370
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                                (62,957,410)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                                      245,325,134
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                                                  182,367,724
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                    $   177,472,171
==================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                             AXP VP - BLUE CHIP ADVANTAGE FUND   AXP VP - CAPITAL RESOURCE FUND
YEAR ENDED AUG. 31,                                                2003              2002            2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $       577,812  $       526,692  $    12,191,053  $    14,929,976
Net realized gain (loss) on investments                            (7,004,649)     (13,509,279)    (188,314,276)    (392,662,025)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 11,900,526       (2,735,760)     346,211,686      (31,370,552)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                       5,473,689      (15,718,347)     170,088,463     (409,102,601)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                             (575,688)        (526,692)     (12,159,512)     (13,618,196)
   Net realized gain                                                       --               --               --     (226,597,742)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (575,688)        (526,692)     (12,159,512)    (240,215,938)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                 6,618,598       12,387,550       39,257,748       26,311,282
Reinvestment of distributions at net asset value                      575,675          510,024       12,843,852      240,885,427
Payments for redemptions                                           (9,355,725)     (14,395,624)    (455,331,887)    (661,353,102)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    (2,161,452)      (1,498,050)    (403,230,287)    (394,156,393)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             2,736,549      (17,743,089)    (245,301,336)  (1,043,474,932)
Net assets at beginning of year                                    63,202,870       80,945,959    2,226,805,588    3,270,280,520
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $    65,939,419  $    63,202,870  $ 1,981,504,252  $ 2,226,805,588
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $        (1,958) $        (1,523) $        14,169  $       (31,541)
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                AXP VP - CASH MANAGEMENT FUND    AXP VP - DIVERSIFIED BOND FUND
YEAR ENDED AUG. 31,                                                2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     7,349,548  $    17,771,251  $    78,061,027  $    92,978,259
Net realized gain (loss) on investments                                    30               --       39,706,579      (63,284,059)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         --               --      (36,198,070)      25,649,907
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                       7,349,578       17,771,251       81,569,536       55,344,107
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (7,349,548)     (17,809,621)     (78,124,877)     (92,738,533)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                             1,034,080,685    1,058,210,653      236,544,839      338,056,662
Reinvestment of distributions at net asset value                    8,160,797       19,553,193       81,298,134       92,561,111
Payments for redemptions                                       (1,297,109,007)  (1,018,223,186)    (369,949,868)    (205,796,427)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (254,867,525)      59,540,660      (52,106,895)     224,821,346
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (254,867,495)      59,502,290      (48,662,236)     187,426,920
Net assets at beginning of year                                 1,122,882,044    1,063,379,754    1,813,546,984    1,626,120,064
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   868,014,549  $ 1,122,882,044  $ 1,764,884,748  $ 1,813,546,984
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $            --  $            --  $      (603,136) $     1,087,188
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                AXP VP - DIVERSIFIED EQUITY
                                                                        INCOME FUND              AXP VP - EMERGING MARKETS FUND
YEAR ENDED AUG. 31,                                                2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     6,041,298  $     3,237,686  $        80,019  $        24,112
Net realized gain (loss) on investments                           (16,484,968)     (10,495,341)          40,690           (1,400)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 62,393,427      (36,589,843)       2,605,051         (161,344)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      51,949,757      (43,847,498)       2,725,760         (138,632)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (5,837,997)      (3,207,115)         (41,003)          (1,018)
   Net realized gain                                                       --         (723,310)              --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (5,837,997)      (3,930,425)         (41,003)          (1,018)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                               127,536,983      285,364,171       10,689,540        5,268,091
Reinvestment of distributions at net asset value                    5,418,241        3,199,218           28,135            1,018
Payments for redemptions                                          (76,420,263)     (78,822,962)      (6,978,719)        (985,879)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    56,534,961      209,740,427        3,738,956        4,283,230
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           102,646,721      161,962,504        6,423,713        4,143,580
Net assets at beginning of year                                   267,472,794      105,510,290        9,847,889        5,704,309
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   370,119,515  $   267,472,794  $    16,271,602  $     9,847,889
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $       (41,304) $       (58,180) $         6,142  $            --
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                AXP VP - EQUITY SELECT FUND         AXP VP - GLOBAL BOND FUND
YEAR ENDED AUG. 31,                                                2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      (793,469) $      (309,292) $     8,711,521  $     7,830,823
Net realized gain (loss) on investments                              (138,674)      (1,472,649)      11,759,222       (2,573,044)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 24,185,577       (7,657,601)       2,830,114       10,510,906
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      23,253,434       (9,439,542)      23,300,857       15,768,685
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                   --               --      (15,508,799)      (9,972,691)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                78,499,807       82,057,178       92,043,308       58,834,310
Reinvestment of distributions at net asset value                           --               --       16,984,403        8,611,585
Payments for redemptions                                           (3,361,177)     (14,281,109)     (37,269,180)     (31,869,821)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    75,138,630       67,776,069       71,758,531       35,576,074
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            98,392,064       58,336,527       79,550,589       41,372,068
Net assets at beginning of year                                    71,957,237       13,620,710      232,841,883      191,469,815
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   170,349,301  $    71,957,237  $   312,392,472  $   232,841,883
================================================================================================================================
Undistributed net investment income                           $            --  $            --  $       486,617  $       182,188
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                    AXP VP - GROWTH FUND          AXP VP - HIGH YIELD BOND FUND
YEAR ENDED AUG. 31,                                                2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $       329,538  $         1,028  $    55,763,581  $    53,834,235
Net realized gain (loss) on investments                            (9,110,936)    (107,229,835)     (22,640,290)    (121,077,732)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 24,976,105       63,547,901       85,244,865        6,038,329
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      16,194,707      (43,680,906)     118,368,156      (61,205,168)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                             (354,762)              --      (53,023,212)     (54,044,758)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                82,559,548       35,827,335      425,037,720      186,575,990
Reinvestment of distributions at net asset value                      354,762               --       51,864,894       54,870,752
Payments for redemptions                                          (20,054,062)     (24,596,876)    (276,410,382)    (158,253,604)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    62,860,248       11,230,459      200,492,232       83,193,138
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            78,700,193      (32,450,447)     265,837,176      (32,056,788)
Net assets at beginning of year                                   144,454,257      176,904,704      576,865,526      608,922,314
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   223,154,450  $   144,454,257  $   842,702,702  $   576,865,526
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $          (364) $           340  $     2,320,156  $        32,074
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                 AXP VP - INTERNATIONAL FUND          AXP VP - MANAGED FUND
YEAR ENDED AUG. 31,                                                 2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     8,751,802  $     9,090,362  $    60,986,871  $    77,138,997
Net realized gain (loss) on investments                          (113,397,979)    (167,464,926)    (138,500,813)      24,828,211
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                120,445,926      (17,833,601)     284,044,624     (476,482,350)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      15,799,749     (176,208,165)     206,530,682     (374,515,142)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (5,547,305)      (8,908,956)     (60,600,462)     (77,891,964)
   Net realized gain                                                       --       (2,224,868)     (29,213,177)    (250,253,587)
   Excess distributions from net investment income (Note 1)                --       (4,199,167)              --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (5,547,305)     (15,332,991)     (89,813,639)    (328,145,551)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                               404,942,637      274,361,181       49,597,930       35,053,958
Reinvestment of distributions at net asset value                    7,254,815       16,483,561       98,478,730      327,385,104
Payments for redemptions                                         (557,645,677)    (535,716,623)    (557,377,522)    (709,804,776)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (145,448,225)    (244,871,881)    (409,300,862)    (347,365,714)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (135,195,781)    (436,413,037)    (292,583,819)  (1,050,026,407)
Net assets at beginning of year                                   873,499,479    1,309,912,516    2,709,039,067    3,759,065,474
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   738,303,698  $   873,499,479  $ 2,416,455,248  $ 2,709,039,067
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $           510  $    (2,956,839) $        19,627  $       230,750
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                   AXP VP - PARTNERS SMALL CAP
                                                                AXP VP - NEW DIMENSIONS FUND               VALUE FUND
YEAR ENDED AUG. 31,                                                 2003             2002             2003             2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    18,420,714  $    17,171,597  $      (378,815) $      (218,680)
Net realized gain (loss) on investments                          (111,374,175)    (140,044,412)       1,611,438          469,554
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                364,453,383     (466,854,646)      20,844,781       (7,442,391)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     271,499,922     (589,727,461)      22,077,404       (7,191,517)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (18,140,932)     (17,226,808)         (89,612)              --
   Net realized gain                                                       --       (3,533,136)        (317,725)              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (18,140,932)     (20,759,944)        (407,337)              --
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                               200,067,483      239,607,332       52,429,258       66,069,165
Reinvestment of distributions at net asset value                   18,319,384       17,343,868          407,337               --
Payments for redemptions                                         (402,428,794)    (493,298,991)      (3,387,646)        (953,809)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (184,041,927)    (236,347,791)      49,448,949       65,115,356
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            69,317,063     (846,835,196)      71,119,016       57,923,839
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 3,045,492,764    3,892,327,960       62,708,782        4,784,943
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 3,114,809,827  $ 3,045,492,764  $   133,827,798  $    62,708,782
================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $            --  $            --  $      (114,349) $         1,479
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                    AXP VP - SHORT DURATION
                                                                AXP VP - S&P 500 INDEX FUND          U.S. GOVERNMENT FUND
YEAR ENDED AUG. 31,                                                2003              2002             2003            2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     1,638,208  $       837,688  $    10,178,223  $     5,496,739
Net realized gain (loss) on investments                               319,444       (2,639,565)       2,639,737        1,251,741
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 14,980,671      (17,951,524)      (5,589,855)       2,718,665
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      16,938,323      (19,753,401)       7,228,105        9,467,145
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (1,634,273)        (842,615)     (10,178,223)      (5,496,739)
   Net realized gain                                                       --               --       (1,387,607)        (264,298)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (1,634,273)        (842,615)     (11,565,830)      (5,761,037)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                67,724,355       69,263,218      273,291,893      182,106,477
Reinvestment of distributions at net asset value                    1,425,617          670,952       11,535,473        5,416,056
Payments for redemptions                                          (11,723,973)      (6,666,038)     (77,268,814)     (21,995,473)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    57,425,999       63,268,132      207,558,552      165,527,060
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            72,730,049       42,672,116      203,220,827      169,233,168
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    98,574,190       55,902,074      275,708,332      106,475,164
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   171,304,239  $    98,574,190  $   478,929,159  $   275,708,332
================================================================================================================================

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                             AXP VP - SMALL CAP ADVANTAGE FUND         AXP VP - STOCK FUND
YEAR ENDED AUG. 31,                                                 2003             2002            2003              2002
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      (139,536) $      (120,145) $        47,870  $        18,895
Net realized gain (loss) on investments                            (3,472,109)      (4,087,349)        (401,084)        (412,004)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 24,120,853       (4,682,108)       1,206,533         (283,648)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      20,509,208       (8,889,602)         853,319         (676,757)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                   --               --          (48,267)         (18,391)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                25,694,819       23,713,018        6,299,134        3,812,517
Reinvestment of distributions at net asset value                           --               --           42,016           14,213
Payments for redemptions                                           (3,903,840)      (4,777,768)        (494,002)        (242,563)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    21,790,979       18,935,250        5,847,148        3,584,167
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            42,300,187       10,045,648        6,652,200        2,889,019
Net assets at beginning of year                                    59,275,794       49,230,146        4,873,099        1,984,080
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $   101,575,981  $    59,275,794  $    11,525,299  $     4,873,099
================================================================================================================================
Undistributed net investment income                           $        17,697  $        10,342  $           691  $         1,088
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                               AXP VP - STRATEGY AGGRESSIVE FUND
YEAR ENDED AUG. 31,                                                                                   2003            2002
OPERATIONS

Investment income (loss) -- net                                                                 $    (4,895,553) $    (7,402,355)
Net realized gain (loss) on investments                                                             (62,957,410)    (551,796,489)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                                  245,325,134       55,661,883
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                                                       177,472,171     (503,536,961)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                                                  42,357,867       77,928,737
Reinvestment of distributions at net asset value                                                             --        2,827,564
Payments for redemptions                                                                           (241,907,633)    (400,968,776)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                                                    (199,549,766)    (320,212,475)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                             (22,077,595)    (823,749,436)
Net assets at beginning of year                                                                     990,759,976    1,814,509,412
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                       $   968,682,381  $   990,759,976
================================================================================================================================
Undistributed net investment income                                                             $       555,302  $       319,691
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for AXP VP - Global Bond Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - S&P 500 Index Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The primary investments of each Fund are as follows:
   AXP VP - Blue Chip Advantage Fund invests primarily in common stocks of companies that are included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).
   AXP VP - Capital Resource Fund invests primarily in U.S. common stocks.
   AXP VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper.
   AXP VP - Diversified Bond Fund (formerly AXP VP - Bond Fund) invests primarily in bonds and other debt obligations including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.
   AXP VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.
   AXP VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.
   AXP VP - Equity Select Fund invests primarily in growth stocks of medium-sized companies.
   AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers.
   AXP VP - Growth Fund invests primarily in common stocks that appear to offer growth opportunities.
   AXP VP - High Yield Bond Fund (formerly AXP VP - Extra Income Fund) invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.
   AXP VP - International Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.
   AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.
   AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth.
   AXP VP - Partners Small Cap Value Fund invests primarily in equity securities of small capitalization companies.
   AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500 Index.

   AXP VP - Short Duration U.S. Government Fund (formerly AXP VP - Federal
            Income Fund) invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments.

   AXP VP - Small Cap Advantage Fund invests primarily in equity securities of small companies.
   AXP VP - Stock Fund invests primarily in common stocks and securities convertible into common stocks.
   AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

USE OF ESTIMATES
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Aug. 31, 2003 foreign currency holdings for AXP VP - Global Bond Fund, AXP - VP Emerging Markets Fund and AXP VP - International Fund consisted of multiple denominations and foreign currency holdings for AXP VP - New Dimensions Fund were entirely comprised of Taiwan Dollars.

The Funds, except AXP VP - Cash Management Fund and AXP VP - Short Duration U.S. Government Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

ILLIQUID SECURITIES
As of Aug. 31, 2003, investments in securities for AXP VP - Capital Resource Fund, AXP VP - Diversified Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Strategy Aggressive Fund, included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2003, was $10,437,182, $2,790,233, $20,805,972 and $17,527,489, representing 0.53%, 0.16%, 2.47% and
1.81% of net assets for AXP VP - Capital Resource Fund, AXP VP - Diversified Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Strategy Aggressive Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities, other forward-commitments and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities and other forward-commitments are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of Aug. 31, 2003, the outstanding forward-commitments for the Funds are as follows:

                                                           WHEN-ISSUED             OTHER                    FUTURE
FUND                                                        SECURITIES       FORWARD-COMMITMENTS     CAPITAL COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
AXP VP - Diversified Bond Fund                           $   178,867,172        $   28,645,717           $         --
AXP VP - Global Bond Fund                                     17,757,818             2,978,247                     --
AXP VP - High Yield Bond Fund                                         --             2,105,625                     --
AXP VP - Managed Fund                                         60,098,087            16,666,879                     --
AXP VP - Short Duration U.S. Government Fund                  12,606,504               973,945                     --
AXP VP - Strategy Aggressive Fund                                     --                    --              4,275,000
------------------------------------------------------------------------------------------------------------------------

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

FEDERAL TAXES
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:


                                          AXP VP -      AXP VP -       AXP VP -      AXP VP -       AXP VP -       AXP VP -
                                         BLUE CHIP      CAPITAL         CASH       DIVERSIFIED    DIVERSIFIED     EMERGING
                                         ADVANTAGE      RESOURCE      MANAGEMENT       BOND      EQUITY INCOME     MARKETS
                                           FUND           FUND           FUND          FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)   $      2,559   $    (14,169)  $         --  $  1,626,474   $    186,425   $     32,245
Undistributed net investment income          (2,559)        14,169             --    (1,626,474)      (186,425)       (32,874)
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
   (increase)                          $         --   $         --   $         --  $         --   $         --   $       (629)
-----------------------------------------------------------------------------------------------------------------------------


                                         AXP VP -        AXP VP -      AXP VP -       AXP VP -       AXP VP -      AXP VP -
                                      EQUITY SELECT    GLOBAL BOND      GROWTH    HIGH YIELD BOND INTERNATIONAL    MANAGED
                                           FUND            FUND          FUND          FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)   $         --   $ (7,101,707)  $        466  $    452,287   $    247,148   $    597,532
Undistributed net investment income         793,469      7,101,707         24,520      (452,287)      (247,148)      (597,532)
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
   (increase)                          $    793,469   $         --   $     24,986  $         --   $         --   $         --
-----------------------------------------------------------------------------------------------------------------------------

                                         AXP VP -     AXP VP -      AXP VP -      AXP VP -       AXP VP -                 AXP VP -
                                          NEW        PARTNERS       S&P 500    SHORT DURATION   SMALL CAP    AXP VP -     STRATEGY
                                       DIMENSIONS     SMALL CAP     INDEX     U.S. GOVERNMENT  ADVANTAGE      STOCK      AGGRESSIVE
                                          FUND       VALUE FUND      FUND          FUND           FUND        FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)  $    279,782  $   (355,091)  $   11,854    $        --   $    40,517  $       --  $        --
Undistributed net investment income       (279,782)      352,599      (11,854)            --       146,891          --    5,131,164
-----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
   (increase)                         $         --  $     (2,492)  $       --    $        --   $   187,408  $       --  $ 5,131,164
-----------------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED AUG. 31,                                      2003            2002
----------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund
Distributions paid from:
   Ordinary income                                  $      575,688  $      526,692
   Long-term capital gain                                       --              --

AXP VP - Capital Resource Fund
Distributions paid from:
   Ordinary income                                      12,159,512      13,618,196
   Long-term capital gain                                       --     226,597,742

AXP VP - Cash Management Fund
Distributions paid from:
   Ordinary income                                       7,349,548      17,809,621
   Long-term capital gain                                       --              --

AXP VP - Diversified Bond Fund
Distributions paid from:
   Ordinary income                                      78,124,877      92,738,533
   Long-term capital gain                                       --              --

AXP VP - Diversified Equity Income Fund
Distributions paid from:
   Ordinary income                                       5,837,997       3,836,273
   Long-term capital gain                                       --          94,152

AXP VP - Emerging Markets Fund
Distributions paid from:
   Ordinary income                                          41,003           1,018
   Long-term capital gain                                       --              --

AXP VP - Equity Select Fund
Distributions paid from:
   Ordinary income                                              --              --
   Long-term capital gain                                       --              --

AXP VP - Global Bond Fund
Distributions paid from:
   Ordinary income                                      15,508,799       9,972,691
   Long-term capital gain                                       --              --

AXP VP - Growth Fund
Distributions paid from:
   Ordinary income                                         354,762              --
   Long-term capital gain                                       --              --

AXP VP - High Yield Bond Fund
Distributions paid from:
   Ordinary income                                      53,023,212      54,044,758
   Long-term capital gain                                       --              --

AXP VP - International Fund
Distributions paid from:
   Ordinary income                                       5,547,305      13,108,123
   Long-term capital gain                                       --       2,224,868

AXP VP - Managed Fund
Distributions paid from:
   Ordinary income                                      60,600,462      77,891,964
   Long-term capital gain                               29,213,177     250,253,587

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

YEAR ENDED AUG. 31,                                      2003            2002
----------------------------------------------------------------------------------
AXP VP - New Dimensions Fund
Distributions paid from:
   Ordinary income                                  $   18,140,932  $   17,226,808
   Long-term capital gain                                       --       3,533,136

AXP VP - Partners Small Cap Value Fund
Distributions paid from:
   Ordinary income                                         407,236              --
   Long-term capital gain                                      101              --

AXP VP - S&P 500 Index Fund
Distributions paid from:
   Ordinary income                                       1,634,273         842,615
   Long-term capital gain                                       --              --

AXP VP - Short Duration U.S. Government Fund
Distributions paid from:
   Ordinary income                                      11,091,527       5,713,659
   Long-term capital gain                                  474,303          47,378

AXP VP - Small Cap Advantage Fund
Distributions paid from:
   Ordinary income                                              --              --
   Long-term capital gain                                       --              --

AXP VP - Stock Fund
Distributions paid from:
   Ordinary income                                          48,267          18,391
   Long-term capital gain                                       --              --

AXP VP - Strategy Aggressive Fund
Distributions paid from:
   Ordinary income                                              --              --
   Long-term capital gain                                       --              --

As of Aug. 31, 2003, the components of distributable earnings on a tax basis for each Fund are as follows:


                                                                         ACCUMULATED        UNREALIZED
                                                      UNDISTRIBUTED       LONG-TERM        APPRECIATION
FUND                                                 ORDINARY INCOME     GAIN (LOSS)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                   $        128,967  $    (33,756,009)  $       (413,202)
AXP VP - Capital Resource Fund                             2,665,168      (571,842,581)        95,934,885
AXP VP - Cash Management Fund                                196,568            (3,091)                --
AXP VP - Diversified Bond Fund                             3,860,901      (139,636,838)       (32,305,167)
AXP VP - Diversified Equity Income Fund                      807,977       (21,848,621)        20,766,903
AXP VP - Emerging Markets Fund                               132,119        (1,685,173)         1,989,371
AXP VP - Equity Select Fund                                       --          (929,452)        15,218,121
AXP VP - Global Bond Fund                                  1,561,440        (5,792,969)         6,675,110
AXP VP - Growth Fund                                              --      (164,893,812)        12,999,316
AXP VP - High Yield Bond Fund                              3,473,465      (300,351,153)        10,662,849
AXP VP - International Fund                                3,765,642      (794,731,098)        26,220,989
AXP VP - Managed Fund                                     12,885,808      (149,722,831)        41,396,623
AXP VP - New Dimensions Fund                               4,936,029      (512,441,380)       184,518,251
AXP VP - Partners Small Cap Value Fund                     1,803,430          (231,273)        12,827,167
AXP VP - S&P 500 Index Fund                                  481,834        (2,590,558)       (12,993,096)
AXP VP - Short Duration U.S. Government Fund               2,618,148           411,876           (768,348)
AXP VP - Small Cap Advantage Fund                                 --        (9,684,863)        17,275,702
AXP VP - Stock Fund                                           13,257          (764,578)           777,723
AXP VP - Strategy Aggressive Fund                                 --    (1,346,618,303)        51,809,499


           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

DIVIDENDS
As of Aug. 31, 2003, dividends declared for each Fund payable Sept. 2, 2003 are as follows:

FUND                                                                      AMOUNT PER SHARE
------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                                               $   0.0142
AXP VP - Capital Resource Fund                                                      0.0241
AXP VP - Cash Management Fund                                                       0.0002
AXP VP - Diversified Bond Fund                                                      0.0276
AXP VP - Diversified Equity Income Fund                                             0.0387
AXP VP - Emerging Markets                                                           0.0067
AXP VP - Global Bond Fund                                                           0.0195
AXP VP - High Yield Bond Fund                                                       0.0396
AXP VP - International Fund                                                         0.0256
AXP VP - Managed Fund                                                               0.0699
AXP VP - New Dimensions Fund                                                        0.0227
AXP VP - S&P 500 Index Fund                                                         0.0199
AXP VP - Short Duration U.S. Government Fund                                        0.0161
AXP VP - Stock Fund                                                                 0.0092

Distributions to the subaccounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for AXP VP - Cash Management Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond, AXP VP - High Yield Bond Fund and AXP VP - Short Duration U.S. Government Fund and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Partners Small Cap Value Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES
The Funds have an Investment Management Services Agreement with IDS Life Insurance Company (IDS Life) for managing investments, record keeping and other services that are based solely on the assets of each Fund. Under an investment advisory agreement, IDS Life pays American Express Financial Corporation (AEFC) a fee for investment advice. Shareholders have approved a change to the Investment Management Services Agreement to combine all investment roles within AEFC. The Funds plan to implement this change of investment manager to AEFC in the near future. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                      PERCENTAGE RANGE
------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                                         0.560% to 0.470%
AXP VP - Capital Resource Fund                                            0.630% to 0.570%
AXP VP - Cash Management Fund                                             0.510% to 0.440%
AXP VP - Diversified Bond Fund                                            0.610% to 0.535%
AXP VP - Diversified Equity Income Fund                                   0.560% to 0.470%
AXP VP - Emerging Markets Fund                                            1.170% to 1.095%
AXP VP - Equity Select Fund                                               0.650% to 0.560%
AXP VP - Global Bond Fund                                                 0.840% to 0.780%
AXP VP - Growth Fund                                                      0.630% to 0.570%
AXP VP - High Yield Bond Fund                                             0.620% to 0.545%
AXP VP - International Fund                                               0.870% to 0.795%
AXP VP - Managed Fund                                                     0.630% to 0.550%
AXP VP - New Dimensions Fund                                              0.630% to 0.570%
AXP VP - Partners Small Cap Value Fund                                    1.020% to 0.920%
AXP VP - S&P 500 Index Fund                                               0.290% to 0.260%
AXP VP - Short Duration U.S. Government Fund                              0.610% to 0.535%
AXP VP - Small Cap Advantage Fund                                         0.790% to 0.650%
AXP VP - Stock Fund                                                       0.560% to 0.470%
AXP VP - Strategy Aggressive Fund                                         0.650% to 0.575%

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, changing the maximum adjustment for some of the Funds and reducing the amount of the performance difference for which no adjustment is made to 0.50%. In addition, a performance incentive adjustment was added to five of the Funds for which the first adjustment was made on June 1, 2003 and covered the six-month period beginning Dec. 1, 2002. The index name, maximum percentage adjustment and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2003 are as follows:

                                                MAXIMUM                MAXIMUM
                                               ADJUSTMENT            ADJUSTMENT      INDEX                                INCREASE
FUND                                    (PRIOR TO DEC. 1, 2002) (AFTER DEC. 1, 2002) NAME                                (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                0.08%                  0.12%        Lipper Large-Cap Core Funds Index   $  (17,027)
AXP VP - Capital Resource Fund                    N/A                   0.12%        Lipper Large-Cap Core Funds Index      415,078
AXP VP - Diversified Equity Income Fund          0.08%                  0.12%        Lipper Equity Income Funds Index       (92,950)
AXP VP - Emerging Markets Fund                   0.12%                  0.12%        Lipper Emerging Markets Funds Index     (4,524)
AXP VP - Equity Select Fund                      0.12%                  0.12%        Lipper Mid-Cap Growth Funds Index       37,180
AXP VP - Growth Fund                             0.12%                  0.12%        Lipper Large-Cap Growth Funds Index     37,751
AXP VP - International Fund                       N/A                   0.12%        Lipper International Funds Index      (157,857)
AXP VP - Managed Fund                             N/A                   0.08%        Lipper Balanced Funds Index             76,793
AXP VP - New Dimensions Fund                      N/A                   0.12%        Lipper Large-Cap Growth Funds Index    (58,606)
AXP VP - Partners Small Cap Value Fund           0.12%                  0.12%        Lipper Small-Cap Value Funds Index     (30,309)
AXP VP - Small Cap Advantage Fund                0.12%                  0.12%        Lipper Small-Cap Core Funds Index       11,741
AXP VP - Stock Fund                              0.08%                  0.12%        Lipper Large-Cap Core Funds Index         (951)
AXP VP - Strategy Aggressive Fund                 N/A                   0.12%        Lipper Mid-Cap Growth Funds Index     (148,057)
-----------------------------------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - Emerging Markets Fund and AXP VP - International Fund and 0.25% for each remaining Fund.

AEFC has Subadvisory Agreements with American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC to subadvise the assets of AXP VP - Emerging Markets Fund and AXP VP - International Fund and Kenwood Capital Management LLC, an indirect subsidiary of AEFC to subadvise the assets of AXP VP - Small Cap Advantage Fund.

AEFC has Subadvisory Agreements with Royce & Associates, LLC (Royce), a wholly-owned subsidiary of Legg Mason, Third Avenue Management LLC (Third Avenue) and Goldman Sachs Asset Management, L.P. (GSAM) for AXP VP - Partners Small Cap Value Fund. Prior to Aug. 11, 2003, National City was allocated 50% of new investments in the Fund, net of any redemptions, while Royce and Third Avenue were each allocated 25%. Currently, AEFC anticipates allocating new assets so that over time each subadviser manages approximately one-third of AXP VP - Partners Small Cap Value Fund. Each subadviser's proportionate share of investments in AXP VP - Partners Small Cap Value Fund will vary due to market fluctuations.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.125% of each Fund's average daily net assets.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                                                             0.040% to 0.020%
AXP VP - Capital Resource Fund                                                                0.050% to 0.030%
AXP VP - Cash Management Fund                                                                 0.030% to 0.020%
AXP VP - Diversified Bond Fund                                                                0.050% to 0.025%
AXP VP - Diversified Equity Income Fund                                                       0.040% to 0.020%
AXP VP - Emerging Markets Fund                                                                0.100% to 0.050%
AXP VP - Equity Select Fund                                                                   0.060% to 0.030%
AXP VP - Global Bond Fund                                                                     0.060% to 0.040%
AXP VP - Growth Fund                                                                          0.050% to 0.030%
AXP VP - High Yield Bond Fund                                                                 0.050% to 0.025%
AXP VP - International Fund                                                                   0.060% to 0.035%
AXP VP - Managed Fund                                                                         0.040% to 0.020%
AXP VP - New Dimensions Fund                                                                  0.050% to 0.030%
AXP VP - Partners Small Cap Value Fund                                                        0.080% to 0.055%
AXP VP - S&P 500 Index Fund                                                                   0.080% to 0.065%
AXP VP - Short Duration U.S. Government Fund                                                  0.050% to 0.025%
AXP VP - Small Cap Advantage Fund                                                             0.060% to 0.035%
AXP VP - Stock Fund                                                                           0.040% to 0.020%
AXP VP - Strategy Aggressive Fund                                                             0.060% to 0.035%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

For the year ended Aug. 31, 2003, AEFC waived certain fees and expenses to 1.75% for AXP VP - Emerging Markets Fund, 0.50% for AXP VP - S&P 500 Index Fund, and 1.10% for AXP VP - Stock Fund. In addition, IDS Life and AEFC have agreed to waive certain fees and expenses until April 30, 2004. Under this agreement, total expenses will not exceed the following percentage of the Fund's average daily net assets:

FUND                                                                                              PERCENTAGE
------------------------------------------------------------------------------------------------------------
AXP VP - Emerging Markets Fund                                                                      1.750%
AXP VP - Equity Select Fund                                                                         1.100%
AXP VP - S&P 500 Index Fund                                                                         0.495%
AXP VP - Stock Fund                                                                                 1.100%

During the year ended Aug. 31, 2003, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                                                REDUCTION
-------------------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                                                                   $     763
AXP VP - Capital Resource Fund                                                                            716
AXP VP - Cash Management Fund                                                                             282
AXP VP - Diversified Bond Fund                                                                          1,154
AXP VP - Diversified Equity Income Fund                                                                   806
AXP VP - Emerging Markets Fund                                                                          1,915
AXP VP - Equity Select Fund                                                                             2,194
AXP VP - Global Bond Fund                                                                                 400
AXP VP - Growth Fund                                                                                    1,120
AXP VP - High Yield Bond Fund                                                                             806
AXP VP - International Fund                                                                               475
AXP VP - Managed Fund                                                                                   1,026
AXP VP - New Dimensions Fund                                                                            1,223
AXP VP - S&P 500 Index Fund                                                                             2,359
AXP VP - Short Duration U.S. Government Fund                                                              381
AXP VP - Small Cap Advantage Fund                                                                       2,944
AXP VP - Stock Fund                                                                                     1,982
AXP VP - Strategy Aggressive Fund                                                                         331

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

3. SECURITIES TRANSACTIONS
For the year ended Aug. 31, 2003, cost of purchases and proceeds from sales of securities aggregated $5,797,015,537 and $6,045,692,491, respectively, for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                              PURCHASES               PROCEEDS
------------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                              $     50,214,915       $     54,331,767
AXP VP - Capital Resource Fund                                    2,114,277,877          2,415,103,269
AXP VP - Diversified Bond Fund                                    4,415,259,393          4,396,786,112
AXP VP - Diversified Equity Income Fund                             164,297,867            107,596,522
AXP VP - Emerging Markets Fund                                       24,822,981             21,152,765
AXP VP - Equity Select Fund                                          90,813,985             20,544,200
AXP VP - Global Bond Fund                                           327,526,881            270,710,960
AXP VP - Growth Fund                                                326,745,656            293,311,814
AXP VP - High Yield Bond Fund                                     1,105,778,030            905,873,451
AXP VP - International Fund                                         724,572,262            851,100,081
AXP VP - Managed Fund                                             2,792,536,323          3,269,351,210
AXP VP - New Dimensions Fund                                        660,619,120            916,910,222
AXP VP - Partners Small Cap Value Fund                              107,493,520             69,332,848
AXP VP - S&P 500 Index Fund                                          61,917,771              6,672,193
AXP VP - Short Duration U.S. Government Fund                        933,062,381            721,848,961
AXP VP - Small Cap Advantage Fund                                   107,203,992             85,241,265
AXP VP - Stock Fund                                                  10,501,556              5,256,252
AXP VP - Strategy Aggressive Fund                                   239,701,093            411,580,608

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with IDS Life for the year ended Aug. 31, 2003 are as follows:

FUND                                                                                  AMOUNT PAID
-------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                                                     $     1,274
AXP VP - Capital Resource Fund                                                             23,751
AXP VP - Diversified Equity Income Fund                                                     9,635
AXP VP - Growth Fund                                                                       31,108
AXP VP - Managed Fund                                                                     172,596
AXP VP - New Dimensions Fund                                                               32,412
AXP VP - Small Cap Advantage Fund                                                              57
AXP VP - Strategy Aggressive Fund                                                          18,428

Brokerage commissions paid to brokers affiliated with the subadvisers for AXP VP
- Partners Small Cap Value Fund were $74,790 for the year ended Aug. 31, 2003.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                 AXP VP -           AXP VP -         AXP VP -
                                                BLUE CHIP           CAPITAL            CASH
                                                ADVANTAGE           RESOURCE        MANAGEMENT
                                                  FUND                FUND             FUND
------------------------------------------------------------------------------------------------
Sold                                             1,008,616          2,362,134      1,034,451,999
Issued for reinvested distributions                 88,889            800,832          8,163,727
Redeemed                                        (1,473,639)       (28,451,446)    (1,297,574,772)
------------------------------------------------------------------------------------------------
Net increase (decrease)                           (376,134)       (25,288,480)      (254,959,046)
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2002
------------------------------------------------------------------------------------------------
                                                 AXP VP -          AXP VP -          AXP VP -
                                                BLUE CHIP          CAPITAL             CASH
                                                ADVANTAGE          RESOURCE         MANAGEMENT
                                                  FUND               FUND              FUND
------------------------------------------------------------------------------------------------
Sold                                             1,590,826          1,436,087      1,058,582,063
Issued for reinvested distributions                 64,140         12,638,213         19,559,976
Redeemed                                        (1,986,639)       (35,665,988)    (1,018,583,282)
------------------------------------------------------------------------------------------------
Net increase (decrease)                           (331,673)       (21,591,688)        59,558,757
------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                 AXP VP -           AXP VP -           AXP VP -
                                               DIVERSIFIED        DIVERSIFIED          EMERGING
                                                  BOND           EQUITY INCOME         MARKETS
                                                  FUND               FUND               FUND
------------------------------------------------------------------------------------------------
Sold                                            22,489,701         15,141,340          1,532,314
Issued for reinvested distributions              7,739,126            656,338              3,929
Redeemed                                       (35,224,619)        (9,246,293)        (1,005,938)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         (4,995,792)         6,551,385            530,305
------------------------------------------------------------------------------------------------

                                                        YEAR ENDED AUG. 31, 2002
 -----------------------------------------------------------------------------------------------
                                                AXP VP -           AXP VP -            AXP VP -
                                               DIVERSIFIED        DIVERSIFIED          EMERGING
                                                  BOND           EQUITY INCOME         MARKETS
                                                  FUND               FUND                FUND
------------------------------------------------------------------------------------------------
Sold                                            32,427,670         29,435,932            675,358
Issued for reinvested distributions              8,842,954            319,622                147
Redeemed                                       (19,778,881)        (8,277,637)          (131,141)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         21,491,743         21,477,917            544,364
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                 AXP VP -          AXP VP -
                                                  EQUITY            GLOBAL             AXP VP -
                                                  SELECT             BOND               GROWTH
                                                   FUND              FUND                FUND
------------------------------------------------------------------------------------------------
Sold                                             8,836,598          8,750,558         15,981,122
Issued for reinvested distributions                     --          1,621,030             70,858
Redeemed                                          (384,943)        (3,568,486)        (3,986,581)
------------------------------------------------------------------------------------------------
Net increase (decrease)                          8,451,655          6,803,102         12,065,399
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2002
------------------------------------------------------------------------------------------------
                                                 AXP VP -           AXP VP -
                                                  EQUITY             GLOBAL            AXP VP -
                                                  SELECT              BOND              GROWTH
                                                   FUND               FUND               FUND
------------------------------------------------------------------------------------------------
Sold                                             8,511,084          6,018,539          5,979,237
Issued for reinvested distributions                     --            893,799                 --
Redeemed                                        (1,507,262)        (3,291,689)        (4,397,794)
------------------------------------------------------------------------------------------------
Net increase (decrease)                          7,003,822          3,620,649          1,581,443
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                 AXP VP -
                                                HIGH YIELD          AXP VP -           AXP VP -
                                                   BOND          INTERNATIONAL         MANAGED
                                                   FUND               FUND               FUND
------------------------------------------------------------------------------------------------
Sold                                            71,858,946         61,563,364          4,062,031
Issued for reinvested distributions              8,853,755          1,051,833          7,990,651
Redeemed                                       (47,133,508)       (84,683,630)       (46,100,074)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         33,579,193        (22,068,433)       (34,047,392)
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2002
------------------------------------------------------------------------------------------------
                                                 AXP VP -
                                                HIGH YIELD          AXP VP -           AXP VP -
                                                   BOND          INTERNATIONAL         MANAGED
                                                   FUND               FUND               FUND
------------------------------------------------------------------------------------------------
Sold                                            29,589,447         35,702,230          2,568,221
Issued for reinvested distributions              8,675,279          2,028,378         23,669,165
Redeemed                                       (25,495,937)       (68,997,946)       (52,085,480)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         12,768,789        (31,267,338)       (25,848,094)
------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                                   AXP VP -
                                                  AXP VP -         PARTNERS            AXP VP -
                                                    NEW            SMALL CAP            S&P 500
                                                 DIMENSIONS          VALUE               INDEX
                                                    FUND             FUND                FUND
------------------------------------------------------------------------------------------------
Sold                                            15,280,603          5,477,129         10,815,463
Issued for reinvested distributions              1,422,655             41,935            229,997
Redeemed                                       (31,925,693)          (356,206)        (1,925,880)
------------------------------------------------------------------------------------------------
Net increase (decrease)                        (15,222,435)         5,162,858          9,119,580
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2002
------------------------------------------------------------------------------------------------
                                                                     AXP VP -
                                                 AXP VP -           PARTNERS           AXP VP -
                                                   NEW             SMALL CAP            S&P 500
                                                DIMENSIONS           VALUE              INDEX
                                                   FUND               FUND               FUND
------------------------------------------------------------------------------------------------
Sold                                            15,837,795          6,189,596          9,458,245
Issued for reinvested distributions              1,127,450                 --             88,952
Redeemed                                       (35,154,263)           (90,834)        (1,004,336)
------------------------------------------------------------------------------------------------
Net increase (decrease)                        (18,189,018)         6,098,762          8,542,861
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2003
------------------------------------------------------------------------------------------------
                                                 AXP VP -           AXP VP -
                                              SHORT DURATION       SMALL CAP            AXP VP -
                                             U.S. GOVERNMENT       ADVANTAGE             STOCK
                                                   FUND               FUND                FUND
------------------------------------------------------------------------------------------------
Sold                                            25,859,995          2,733,191            806,564
Issued for reinvested distributions              1,092,715                 --              5,373
Redeemed                                        (7,318,788)          (445,359)           (62,280)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         19,633,922          2,287,832            749,657
------------------------------------------------------------------------------------------------

                                                         YEAR ENDED AUG. 31, 2002
------------------------------------------------------------------------------------------------
                                                 AXP VP -           AXP VP -
                                              SHORT DURATION       SMALL CAP            AXP VP -
                                             U.S. GOVERNMENT       ADVANTAGE             STOCK
                                                   FUND               FUND                FUND
------------------------------------------------------------------------------------------------
Sold                                            17,445,761          2,371,220            426,883
Issued for reinvested distributions                520,613                 --              1,527
Redeemed                                        (2,116,788)          (484,255)           (27,812)
------------------------------------------------------------------------------------------------
Net increase (decrease)                         15,849,586          1,886,965            400,598
------------------------------------------------------------------------------------------------

                                                                     YEAR ENDED AUG. 31, 2003
---------------------------------------------------------------------------------------------
                                                                             AXP VP -
                                                                             STRATEGY
                                                                            AGGRESSIVE
                                                                               FUND
---------------------------------------------------------------------------------------------
Sold                                                                         6,880,685
Issued for reinvested distributions                                                 --
Redeemed                                                                   (41,451,528)
---------------------------------------------------------------------------------------------
Net increase (decrease)                                                    (34,570,843)
---------------------------------------------------------------------------------------------

                                                                     YEAR ENDED AUG. 31, 2002
---------------------------------------------------------------------------------------------
                                                                             AXP VP -
                                                                             STRATEGY
                                                                            AGGRESSIVE
                                                                               FUND
---------------------------------------------------------------------------------------------
Sold                                                                        10,311,970
Issued for reinvested distributions                                            341,129
Redeemed                                                                   (56,399,156)
---------------------------------------------------------------------------------------------
Net increase (decrease)                                                    (45,746,057)
---------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS
As of Aug. 31, 2003, AXP VP - Emerging Markets Fund and AXP VP - Global Bond Fund have entered into forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - EMERGING MARKETS FUND

                                         CURRENCY TO            CURRENCY TO              UNREALIZED              UNREALIZED
EXCHANGE DATE                           BE DELIVERED            BE RECEIVED             APPRECIATION            DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Sept. 2, 2003                                197,338                310,096              $       --               $  2,043
                                       British Pound            U.S. Dollar
Sept. 4, 2003                                 68,612                503,850                     107                     --
                                         U.S. Dollar     South African Rand
Sept. 5, 2003                                 40,366                296,126                      33                     --
                                         U.S. Dollar     South African Rand
----------------------------------------------------------------------------------------------------------------------------
                                                                                         $      140               $  2,043
----------------------------------------------------------------------------------------------------------------------------

AXP VP - GLOBAL BOND FUND

                                         CURRENCY TO            CURRENCY TO              UNREALIZED              UNREALIZED
EXCHANGE DATE                           BE DELIVERED            BE RECEIVED             APPRECIATION            DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Sept. 2, 2003                                621,638                394,917              $    3,021               $     --
                                         U.S. Dollar          British Pound
Sept. 2, 2003                                622,813                872,997                   6,533                     --
                                         U.S. Dollar        Canadian Dollar
Sept. 2, 2003                              4,228,016              3,879,982                  31,815                     --
                                         U.S. Dollar European Monetary Unit
Sept. 2, 2003                                601,986            142,110,780                   2,895                     --
                                         U.S. Dollar       Hungarian Forint
Sept. 24, 2003                             5,862,647            700,000,000                 140,714                     --
                                         U.S. Dollar           Japanese Yen
Oct. 2, 2003                               1,532,304              2,400,000                  16,549                     --
                                         U.S. Dollar      Australian Dollar
----------------------------------------------------------------------------------------------------------------------------
                                                                                         $  201,527               $     --
----------------------------------------------------------------------------------------------------------------------------

6. LENDING OF PORTFOLIO SECURITIES
Presented below is information regarding securities on loan as of Aug. 31, 2003.

                                                     AXP VP -                AXP VP -              AXP VP -          AXP VP -
                                                 DIVERSIFIED BOND       DIVERSIFIED EQUITY        GLOBAL BOND         MANAGED
                                                       FUND                 INCOME FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers            $   70,628,180           $   2,837,600         $   4,916,400     $ 24,397,031
-------------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                              $   68,747,726           $   2,858,000         $   5,037,500     $ 24,896,500
U.S. government securities, at value                   3,116,537                      --                    --              --
-------------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned   $   71,864,263           $   2,858,000         $   5,037,500     $ 24,896,500
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                   AXP VP -          AXP VP -
                                                                                                      NEW            STRATEGY
                                                                                                  DIMENSIONS        AGGRESSIVE
                                                                                                     FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers                                                           $  42,274,460     $  7,171,125
-------------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                                                             $  39,698,400     $  7,475,000
U.S. government securities, at value                                                                 3,319,751               --
-------------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned                                                  $  43,018,151     $  7,475,000
-------------------------------------------------------------------------------------------------------------------------------

Income from securities lending amounted to $6,837, $255,949, $27,611, $3,756, $7,501, $364,960, $135,467, $31,473, $13,595 and $56,618 for AXP VP - Capital
Resource Fund, AXP VP - Diversified Bond Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Global Bond Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP
- Small Cap Advantage Fund and AXP VP - Strategy Aggressive Fund, respectively, for the year ended Aug. 31, 2003.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

7. FUTURES CONTRACTS
As of Aug. 31, 2003, AXP VP - Blue Chip Advantage Fund's investments in securities included securities valued at $333,562 that were pledged as collateral to cover initial margin deposits on 47 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts as of Aug. 31, 2003 was $2,368,095 with a net unrealized gain of $40,987. See "Summary of significant accounting policies."

As of Aug. 31, 2003, AXP VP - Diversified Bond Fund's investments in securities included securities valued at $4,076,171 that were pledged as collateral to cover initial margin deposits on 743 open purchase interest rate futures contracts and 1,621 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2003 was $179,523,813 with a net unrealized loss of $1,398,297. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2003 was $178,611,251 with a net unrealized gain of $2,364,814. See "Summary of significant accounting policies."

As of Aug. 31, 2003, AXP VP - Global Bond Fund's investments in securities included securities valued at $458,265 that were pledged as collateral to cover initial margin deposits on 28 open purchase interest rate futures contracts denominated in Euros and 125 open purchase interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts denominated in Euros as of Aug. 31, 2003 was $3,513,103 with a net unrealized loss of $110,615. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2003 was $30,203,219 with a net unrealized loss of $235,031. See "Summary of significant accounting policies."

As of Aug. 31, 2003, AXP VP - Managed Fund's investments in securities included securities valued at $1,032,402 that were pledged as collateral to cover initial margin deposits on 544 open purchase interest rate futures contracts and 460 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2003 was $103,637,925 with a net unrealized loss of $642,418. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2003 was $50,667,626 with a net unrealized gain of $590,152. See "Summary of significant accounting policies."

As of Aug. 31, 2003, AXP VP - S&P 500 Index Fund's investments in securities included securities valued at $727,460 that were pledged as collateral to cover initial margin deposits on 63 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts as of Aug. 31, 2003 was $3,174,255 with a net unrealized gain of $43,842. See "Summary of significant accounting policies."

As of Aug. 31, 2003, AXP VP - Short Duration U.S. Government Fund's investments in securities included securities valued at $1,366,369 that were pledged as collateral to cover initial margin deposits on 367 open purchase interest rate futures contracts and 864 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2003 was $84,154,513 with a net unrealized loss of $247,093. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2003 was $94,977,175 with a net unrealized loss of $9,388. See "Summary of significant accounting policies."

8. OPTIONS CONTRACTS WRITTEN
Contracts and premiums associated with options contracts written by AXP VP - Diversified Bond Fund during the year ended Aug. 31, 2003 are as follows:

                                                         CALLS                                          PUTS
-------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS              PREMIUMS               CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                           --          $           --                    --           $           --
Opened                                       4,684               3,469,760                 3,835                1,581,732
Closed                                      (3,987)             (3,054,872)               (3,038)              (1,314,089)
Exercised                                       --                      --                    --                       --
Expired                                       (500)                (37,065)                 (600)                 (86,821)
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                          197          $      377,823                   197           $      180,822
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Global Bond Fund during the year ended Aug. 31, 2003 are as follows:

                                                         CALLS                                          PUTS
-------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS              PREMIUMS               CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                           --             $        --                    --              $        --
Opened                                         547                 501,500                   225                  148,960
Closed                                        (514)               (438,210)                 (192)                (118,670)
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                           33             $    63,290                    33              $    30,290
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Contracts and premiums associated with options on futures contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2003 are as follows:

                                                         CALLS                                          PUTS
-------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS              PREMIUMS               CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                           --           $          --                    --              $        --
Opened                                       2,110               1,573,815                 1,788                  729,800
Closed                                      (1,808)             (1,387,334)               (1,444)                (611,222)
Exercised                                       --                      --                    --                       --
Expired                                       (213)                (15,789)                 (255)                 (36,887)
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                           89           $     170,692                    89              $    81,691
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - New Dimensions Fund during the year ended Aug. 31, 2003 are as follows:

                                                                                                        CALLS
-------------------------------------------------------------------------------------------------------------------------
                                                                                         CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                                                                         --              $        --
Opened                                                                                     1,800                  180,000
Closed                                                                                        --                       --
Exercised                                                                                     --                       --
Expired                                                                                   (1,800)                (180,000)
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                                                                         --              $        --
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Short Duration U.S. Government Fund during the year ended Aug. 31, 2003 are as follows:

                                                         CALLS                                          PUTS
-------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS              PREMIUMS               CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                           89             $    99,503                    --              $        --
Opened                                         989                 683,483                   698                  278,960
Closed                                        (939)               (627,276)                 (469)                (194,423)
Exercised                                      (75)                (87,747)                  (25)                  (8,884)
Expired                                        (14)                (15,038)                 (144)                 (21,518)
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                           50             $    52,925                    60              $    54,135
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2003 are as follows:

                                                                                                        PUTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                         CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2002                                                                      1,050               $  170,095
Opened                                                                                        --                       --
Closed                                                                                    (1,050)                (170,095)
Exercised                                                                                     --                       --
Expired                                                                                       --                       --
-------------------------------------------------------------------------------------------------------------------------
Balance Aug. 31, 2003                                                                         --               $       --
-------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs as of Aug. 31, 2003 are as follows:

FUND                                                   CARRY-OVER                    EXPIRATION DATE
----------------------------------------------------------------------------------------------------
AXP VP - Blue Chip Advantage Fund                   $     33,756,009                    2008-2012
AXP VP - Capital Resource Fund                           571,842,581                    2010-2012
AXP VP - Cash Management Fund                                  3,091                       2008
AXP VP - Diversified Bond Fund                           139,636,838                    2007-2011
AXP VP - Diversified Equity Income Fund                   21,848,621                    2010-2012
AXP VP - Emerging Markets Fund                             1,685,173                    2009-2012
AXP VP - Equity Select Fund                                  929,452                       2011
AXP VP - Global Bond Fund                                  5,792,969                    2008-2010
AXP VP - Growth Fund                                     164,893,812                    2008-2012
AXP VP - High Yield Bond Fund                            300,351,153                    2007-2012
AXP VP - International Fund                              794,731,098                    2010-2012
AXP VP - Managed Fund                                    149,722,831                    2011-2012
AXP VP - New Dimensions Fund                             512,441,380                    2010-2012
AXP VP - Partners Small Cap Value Fund                       231,273                       2012
AXP VP - S&P 500 Index Fund                                2,590,558                    2009-2011
AXP VP - Small Cap Advantage Fund                          9,684,863                    2009-2012
AXP VP - Stock Fund                                          764,578                    2009-2012
AXP VP - Strategy Aggressive Fund                      1,346,618,303                    2009-2012

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until its capital loss carry-over has been offset or expires.

10. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - BLUE CHIP ADVANTAGE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   6.57     $   8.14     $  11.62        $   9.78
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .06          .05          .07             .02
Net gains (losses) (both realized and unrealized)                        .57        (1.57)       (3.47)           1.85
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .63        (1.52)       (3.40)           1.87
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.06)        (.05)        (.08)           (.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   7.14     $   6.57     $   8.14        $  11.62
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $     66     $     63     $     81        $     71
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .80%         .79%         .78%            .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .96%         .68%         .81%            .34%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 87%         143%         124%            226%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         9.60%      (18.67%)     (29.40%)         19.13%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - CAPITAL RESOURCE FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  16.48    $  20.87    $  37.21    $  34.62    $  26.80
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .10         .10         .05         .01         .06
Net gains (losses) (both realized and unrealized)                      1.56       (2.83)     (12.96)       6.20       10.28
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.66       (2.73)     (12.91)       6.21       10.34
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)       (.09)       (.04)       (.01)       (.06)
Distributions from realized gains                                        --       (1.57)      (3.39)      (3.61)      (2.46)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.10)      (1.66)      (3.43)      (3.62)      (2.52)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  18.04    $  16.48    $  20.87    $  37.21    $  34.62
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  1,982    $  2,227    $  3,270    $  5,920    $  5,621
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .85%        .80%        .78%        .77%        .66%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .62%        .52%        .13%       (.02%)       .17%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               115%        146%         62%         52%         56%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       10.16%     (14.08%)    (36.48%)     19.26%      40.12%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - CASH MANAGEMENT FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01         .02         .05         .05         .05
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.01)       (.02)       (.05)       (.05)       (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    868    $  1,123    $  1,063    $    783    $    690
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .70%        .69%        .68%        .68%        .56%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .72%       1.61%       4.76%       5.38%       4.60%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         .72%       1.59%       4.94%       5.52%       4.72%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  10.38    $  10.61    $  10.29    $  10.56    $  11.08
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .44         .56         .70         .75         .79
Net gains (losses) (both realized and unrealized)                       .02        (.23)        .30        (.27)       (.52)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .46         .33        1.00         .48         .27
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.44)       (.56)       (.68)       (.75)       (.77)
Distributions from realized gains                                        --          --          --          --        (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.44)       (.56)       (.68)       (.75)       (.79)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  10.40    $  10.38    $  10.61    $  10.29    $  10.56
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  1,765    $  1,814    $  1,626    $  1,468    $  1,750
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .81%        .80%        .80%        .79%        .68%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      4.23%       5.41%       6.72%       7.30%       7.22%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               251%        167%        122%         70%         68%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        4.50%       3.20%      10.07%       4.69%       2.40%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - DIVERSIFIED EQUITY INCOME FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.41     $  10.20     $  10.05        $   9.76
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .17          .13          .11             .10
Net gains (losses) (both realized and unrealized)                       1.24        (1.75)         .15             .30
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.41        (1.62)         .26             .40
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.17)        (.13)        (.11)           (.11)
Distributions from realized gains                                         --         (.04)          --              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.17)        (.17)        (.11)           (.11)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   9.65     $   8.41     $  10.20        $  10.05
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    370     $    267     $    106        $     23
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .76%         .87%         .91%(d)         .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.13%        1.59%        1.49%           1.42%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 39%          35%          68%             53%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        17.00%      (16.16%)       2.56%           4.21%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - EMERGING MARKETS FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   7.04     $   6.68     $   9.61        $  10.23
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .04          .02          .01            (.01)
Net gains (losses) (both realized and unrealized)                       1.38          .34        (2.94)           (.60)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.42          .36        (2.93)           (.61)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.02)          --           --              --
Tax return of capital                                                     --           --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.02)          --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   8.44     $   7.04     $   6.68        $   9.61
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $     16     $     10     $      6        $      6
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.75%        1.68%        1.75%           1.69%(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .67%         .31%         .20%           (.36%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                191%         215%         203%             37%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        20.25%        5.45%      (30.49%)         (6.03%)(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.04%, 2.36%, 3.49% and 2.42% for the periods ended Aug. 31, 2003, 2002, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

AXP VP - EQUITY SELECT FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002      2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.54     $   9.57     $  10.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.05)        (.04)        (.01)
Net gains (losses) (both realized and unrealized)                       1.60         (.99)        (.69)
------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.55        (1.03)        (.70)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.09     $   8.54     $   9.57
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    170     $     72     $     14
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.06%        1.10%(d)     1.10%(d),(f)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.71%)       (.76%)       (.45%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 19%          20%          19%
------------------------------------------------------------------------------------------------------
Total return(e)                                                        18.20%      (10.77%)      (6.82%)(g)
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - GLOBAL BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  10.02    $   9.76    $   9.34    $   9.84    $  10.09
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .34         .38         .43         .32         .55
Net gains (losses) (both realized and unrealized)                       .61         .36         .23        (.51)       (.29)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .95         .74         .66        (.19)        .26
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.57)       (.48)       (.24)       (.31)       (.51)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  10.40    $  10.02    $   9.76    $   9.34    $   9.84
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    312    $    233    $    191    $    177    $    197
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.09%       1.08%       1.07%       1.07%        .96%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.08%       3.92%       4.54%       4.81%       5.36%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               102%         46%         34%         50%         56%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        9.56%       7.83%       7.14%      (1.90%)      2.50%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - GROWTH FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   5.00     $   6.48     $  13.46        $   9.72
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .01           --         (.01)             --
Net gains (losses) (both realized and unrealized)                        .45        (1.48)       (6.97)           3.75
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .46        (1.48)       (6.98)           3.75
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          --           --              --
Tax return of capital                                                     --           --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.01)          --           --            (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   5.45     $   5.00     $   6.48        $  13.46
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    223     $    144     $    177        $    195
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .99%         .81%         .90%(d)         .95%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .20%          --%        (.19%)          (.09%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                199%         272%          41%             17%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         9.29%      (22.80%)     (51.87%)         38.59%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended Aug 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   5.66    $   6.83    $   7.76    $   8.75    $   9.54
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .48         .56         .79         .85         .92
Net gains (losses) (both realized and unrealized)                       .54       (1.17)       (.95)       (.99)       (.69)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.02        (.61)       (.16)       (.14)        .23
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.46)       (.56)       (.77)       (.85)       (.92)
Distributions from realized gains                                        --          --          --          --        (.10)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.46)       (.56)       (.77)       (.85)      (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   6.22    $   5.66    $   6.83    $   7.76    $   8.75
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    843    $    577    $    609    $    595    $    638
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .83%        .83%        .82%        .82%        .70%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      8.31%       8.91%      11.04%      10.35%      10.17%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               141%        135%         86%         63%         50%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       18.81%      (9.33%)     (1.89%)     (1.59%)      2.61%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - INTERNATIONAL FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $   7.00    $   8.39    $  16.98    $  17.26    $  14.25
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .08         .07         .03         .06         .12
Net gains (losses) (both realized and unrealized)                       .16       (1.35)      (5.57)       2.50        3.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .24       (1.28)      (5.54)       2.56        3.16
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.05)       (.07)       (.03)       (.01)       (.07)
Distributions from realized gains                                        --        (.01)      (2.97)      (2.83)       (.08)
Excess distributions from net investment income                          --        (.03)       (.05)         --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.05)       (.11)      (3.05)      (2.84)       (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   7.19    $   7.00    $   8.39    $  16.98    $  17.26
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    738    $    873    $  1,310    $  2,389    $  2,221
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.06%       1.07%       1.04%       1.02%        .94%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      1.19%        .83%        .31%        .27%        .70%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               102%        140%        278%        118%        102%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        3.48%     (15.38%)    (36.90%)     14.74%      22.18%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  12.32    $  15.30    $  20.81    $  18.84    $  17.25
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .31         .33         .44         .47         .50
Net gains (losses) (both realized and unrealized)                       .82       (1.88)      (4.32)       2.85        3.29
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.13       (1.55)      (3.88)       3.32        3.79
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.31)       (.34)       (.39)       (.48)       (.49)
Distributions from realized gains                                      (.14)      (1.09)      (1.24)       (.87)      (1.71)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.45)      (1.43)      (1.63)      (1.35)      (2.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  13.00    $  12.32    $  15.30    $  20.81    $  18.84
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  2,416    $  2,709    $  3,759    $  5,223    $  5,046
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .80%        .77%        .76%        .75%        .63%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.48%       2.31%       2.46%       2.37%       2.62%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               119%        103%         63%         49%         44%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        9.40%     (10.91%)    (19.37%)     18.42%      22.98%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - NEW DIMENSIONS FUND

FISCAL PERIOD ENDED AUG. 31,                                           2003        2002        2001        2000        1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                               $  13.06    $  15.49    $  25.03    $  18.87    $  13.29
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .08         .07         .02         .03         .06
Net gains (losses) (both realized and unrealized)                      1.23       (2.42)      (8.01)       6.34        5.60
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.31       (2.35)      (7.99)       6.37        5.66
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.08)       (.07)       (.02)       (.04)       (.06)
Distributions from realized gains                                        --        (.01)      (1.53)       (.17)       (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.08)       (.08)      (1.55)       (.21)       (.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  14.29    $  13.06    $  15.49    $  25.03    $  18.87
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $  3,115    $  3,045    $  3,892    $  5,564    $  3,538
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .82%        .79%        .79%        .78%        .68%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .64%        .47%        .12%        .15%        .34%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                23%         27%         27%         28%         27%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       10.11%     (15.17%)    (33.05%)     34.01%      42.61%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - PARTNERS SMALL CAP VALUE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002      2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   9.52     $   9.84     $  10.01
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.03)        (.03)        (.01)
Net gains (losses) (both realized and unrealized)                       1.95         (.29)        (.16)
------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.92         (.32)        (.17)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          --           --
Distributions from realized gains                                       (.04)          --           --
------------------------------------------------------------------------------------------------------
Total distributions                                                     (.05)          --           --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.39     $   9.52     $   9.84
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    134     $     63     $      5
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.55%        1.48%        1.50%(d),(f)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.43%)       (.67%)      (1.15%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 87%          12%          --%
------------------------------------------------------------------------------------------------------
Total return(e)                                                        20.24%       (3.19%)      (1.77%)(g)
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 INDEX FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   6.24     $   7.71     $  10.38        $  10.06
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .08          .07          .06             .02
Net gains (losses) (both realized and unrealized)                        .64        (1.47)       (2.65)            .33
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .72        (1.40)       (2.59)            .35
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.08)        (.07)        (.06)           (.03)
Distributions from realized gains                                         --           --         (.02)             --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.08)        (.07)        (.08)           (.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   6.88     $   6.24     $   7.71        $  10.38
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    171     $     99     $     56        $     21
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    .50%          .50%         .49%            .48%(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       1.31%        1.01%         .85%            .72%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  5%          72%         137%             44%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        11.51%      (18.29%)     (24.96%)          3.49%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.64%, 0.82%, 1.31% and 1.57% for the periods ended Aug. 31, 2003, 2002, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SHORT DURATION U.S. GOVERNMENT FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $  10.55     $  10.34     $   9.95        $  10.02
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .27          .34          .52             .51
Net gains (losses) (both realized and unrealized)                       (.05)         .23          .39            (.06)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .22          .57          .91             .45
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.27)        (.34)        (.52)           (.52)
Distributions from realized gains                                       (.04)        (.02)          --              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.31)        (.36)        (.52)           (.52)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.46     $  10.55     $  10.34        $   9.95
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    479     $    276     $    106        $     37
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .82%         .83%         .84%(d)         .87%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.47%        3.24%        4.94%           5.49%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                179%         292%          95%             67%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         2.06%        5.42%        9.29%           4.64%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

AXP VP - SMALL CAP ADVANTAGE FUND

FISCAL PERIOD ENDED AUG. 31,                                            2003         2002         2001         2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                $   8.79     $  10.13     $  12.58        $   9.90
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            (.02)        (.02)        (.01)           (.02)
Net gains (losses) (both realized and unrealized)                       2.48        (1.32)       (2.09)           2.78
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        2.46        (1.34)       (2.10)           2.76
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                         --           --         (.35)           (.08)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.25     $   8.79     $  10.13        $  12.58
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    102     $     59     $     49        $     31
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.19%        1.11%        1.16%(d)        1.19%(d),(f)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.20%)       (.21%)       (.08%)          (.24%)(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                124%         156%         152%            169%
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                                        27.96%      (13.28%)     (16.68%)         28.19%(g)
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. (d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended Aug. 31, 2001 and 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - STOCK FUND

FISCAL PERIOD ENDED AUG. 31,                                                2003         2002        2001(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                     $     8.00   $     9.52   $     9.82
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                    .05          .05          .01
Net gains (losses) (both realized and unrealized)                               .48        (1.52)        (.30)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                .53        (1.47)        (.29)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           (.05)        (.05)        (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $     8.48   $     8.00   $     9.52
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $       12   $        5   $        2
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                           1.10%        1.10%        1.10%(f)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets               .62%         .56%         .90%(f)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                        76%          93%           4%
-------------------------------------------------------------------------------------------------------------
Total return(e)                                                                6.65%      (15.53%)      (2.97%)(g)
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81%, 2.44% and 11.36% for the periods ended Aug. 31, 2003, 2002 and 2001, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f) Adjusted to an annual basis.
(g) Not annualized.

AXP VP - STRATEGY AGGRESSIVE FUND

FISCAL PERIOD ENDED AUG. 31,                            2003          2002        2001         2000         1999
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                 $     5.72   $     8.29   $    27.82   $    16.46   $    13.10
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.03)        (.04)         .01          .01          .05
Net gains (losses) (both realized and unrealized)          1.30        (2.53)      (13.01)       13.17         4.36
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           1.27        (2.57)      (13.00)       13.18         4.41
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --           --         (.02)          --         (.05)
Distributions from realized gains                            --           --        (6.51)       (1.82)       (1.00)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          --           --        (6.53)       (1.82)       (1.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     6.99   $     5.72   $     8.29   $    27.82   $    16.46
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $      969   $      991   $    1,815   $    4,197   $    2,327
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
  net assets(b)                                             .83%         .81%         .78%         .77%         .67%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                              (.54%)       (.50%)        .10%         .04%         .31%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                          27%         180%         166%         143%         207%
-------------------------------------------------------------------------------------------------------------------
Total return(c)                                           22.16%      (30.97%)     (53.61%)      84.97%       35.27%
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - BLUE CHIP ADVANTAGE FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (95.6%)

AEROSPACE & DEFENSE (1.8%)
General Dynamics                                                           1,350               $          116,249
Lockheed Martin                                                            1,500                           76,845
Northrop Grumman                                                           1,250                          119,350
Raytheon                                                                   7,800                          250,068
Rockwell Automation                                                        7,200                          195,984
Rockwell Collins                                                           3,600                           97,380
United Defense Inds                                                        3,850(b)                       108,955
United Technologies                                                        3,150                          252,787
                                                                                               ------------------
Total                                                                                                   1,217,618
-----------------------------------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                                         5,250                           89,723
-----------------------------------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (1.7%)
Autoliv                                                                    2,900(c)                        87,609
Delphi                                                                    24,100                          218,346
Eaton                                                                      2,300                          215,372
Ford Motor                                                                25,850                          298,826
PACCAR                                                                     1,550                          132,060
Snap-On                                                                    4,700                          138,650
                                                                                               ------------------
Total                                                                                                   1,090,863
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (7.9%)
AmSouth Bancorporation                                                     5,350                          115,239
Bank of America                                                           14,050                        1,113,462
Charter One Financial                                                      6,500                          201,500
FleetBoston Financial                                                     12,150                          359,519
Golden West Financial                                                      2,500                          215,675
GreenPoint Financial                                                      11,025(d)                       373,527
KeyCorp                                                                    4,500                          122,310
Natl City                                                                 13,600                          430,848
Regions Financial                                                          3,250                          114,595
U.S. Bancorp                                                              18,050                          431,395
Wachovia                                                                  16,150                          680,722
Washington Mutual                                                         15,650                          610,037
Wells Fargo                                                                8,550                          428,697
                                                                                               ------------------
Total                                                                                                   5,197,526
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (2.4%)
Altria Group                                                              13,650                          562,653
Coca-Cola                                                                 15,950                          694,144
Fortune Brands                                                             1,000                           56,400
PepsiCo                                                                    5,700                          253,878
                                                                                               ------------------
Total                                                                                                   1,567,075
-----------------------------------------------------------------------------------------------------------------

BROKER DEALERS (2.5%)
Bear Stearns Companies                                                     2,450                          171,451
E*TRADE Group                                                              9,900(b)                        91,377
J.P. Morgan Chase                                                         24,700                          845,234
Lehman Brothers Holdings                                                   2,600                          170,898
Morgan Stanley                                                             7,350                          358,607
                                                                                               ------------------
Total                                                                                                   1,637,567
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.2%)
Sherwin-Williams                                                           4,450                          133,856
-----------------------------------------------------------------------------------------------------------------

CABLE (0.7%)
Comcast Cl A                                                              15,200(b)            $          452,200
-----------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.4%)
AT&T Wireless Services                                                    18,300(b)                       157,746
Nextel Communications Cl A                                                 6,950(b)                       133,996
                                                                                               ------------------
Total                                                                                                     291,742
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (0.6%)
Dow Chemical                                                               6,200                          214,086
Rohm & Haas                                                                3,250                          118,073
Sigma-Aldrich                                                              1,600                           87,600
                                                                                               ------------------
Total                                                                                                     419,759
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (4.6%)
Cisco Systems                                                             31,800(b)                       608,970
Dell                                                                      20,450(b)                       667,283
EMC                                                                       28,350(b)                       361,463
Hewlett-Packard                                                           20,600                          410,352
Lexmark Intl Cl A                                                          3,500(b)                       234,640
NVIDIA                                                                    13,050(b)                       236,988
SanDisk                                                                    2,950(b)                       178,357
Storage Technology                                                         9,500(b)                       243,295
Sun Microsystems                                                          21,800(b)                        84,148
                                                                                               ------------------
Total                                                                                                   3,025,496
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (10.5%)
BMC Software                                                              10,650(b)                       156,342
Citrix Systems                                                            18,450(b)                       379,886
Computer Associates Intl                                                  10,900                          279,367
Computer Sciences                                                          2,900(b)                       123,453
Comverse Technology                                                       12,700(b)                       209,423
Convergys                                                                  8,600(b)                       154,800
Electronic Arts                                                            4,550(b)                       408,363
Fair, Isaac & Co                                                           2,450                          143,570
First Data                                                                 5,850                          224,640
Intl Business Machines                                                    13,650                        1,119,436
Macromedia                                                                 7,200(b)                       171,648
Microsoft                                                                 77,250                        2,048,669
Oracle                                                                    60,750(b)                       776,385
Siebel Systems                                                             9,900(b)                        99,792
SunGard Data Systems                                                       4,250(b)                       119,850
Symantec                                                                   6,500(b)                       373,295
VERITAS Software                                                           5,950(b)                       205,156
                                                                                               ------------------
Total                                                                                                   6,994,075
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS (3.0%)
Altera                                                                    15,300(b)                       343,332
Avnet                                                                      5,800(b)                       104,690
Intel                                                                     47,900                        1,370,898
Xerox                                                                     16,800(b)                       181,104
                                                                                               ------------------
Total                                                                                                   2,000,024
-----------------------------------------------------------------------------------------------------------------

ENERGY (5.4%)
Anadarko Petroleum                                                         5,400               $          234,900
Burlington Resources                                                       2,700                          130,734
ChevronTexaco                                                              8,200                          597,534
ConocoPhillips                                                             4,800                          268,032
Exxon Mobil                                                               45,050                        1,698,385
Kerr-McGee                                                                 2,800                          123,060
Occidental Petroleum                                                       7,500                          257,475
Pogo Producing                                                             3,250                          149,370
Unocal                                                                     3,700                          113,294
                                                                                               ------------------
Total                                                                                                   3,572,784
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Transocean                                                                 5,000(b)                       105,600
-----------------------------------------------------------------------------------------------------------------

FINANCE COMPANIES (2.5%)
Citigroup                                                                 38,150                        1,653,803
-----------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (2.0%)
Countrywide Financial                                                      6,300                          427,455
Fannie Mae                                                                 2,900                          187,891
Freddie Mac                                                                7,700                          409,255
MBNA                                                                      12,500                          291,750
                                                                                               ------------------
Total                                                                                                   1,316,351
-----------------------------------------------------------------------------------------------------------------

FOOD (1.2%)
ConAgra Foods                                                             17,850                          392,700
Heinz (HJ)                                                                 3,950                          127,822
Sara Lee                                                                  13,900                          263,822
                                                                                               ------------------
Total                                                                                                     784,344
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (10.3%)
Amgen                                                                      9,400(b)                       619,460
Bard (CR)                                                                  1,250                           83,750
Bausch & Lomb                                                              2,600                          109,616
Beckman Coulter                                                            7,100                          314,885
Becton, Dickinson & Co                                                     4,150                          151,641
Biogen                                                                     1,000(b)                        39,460
Boston Scientific                                                          3,750(b)                       225,375
Chiron                                                                     1,250(b)                        63,525
Genzyme                                                                    1,450(b)                        68,368
Guidant                                                                    8,550                          429,210
Johnson & Johnson                                                         15,800                          783,363
Lilly (Eli)                                                                3,150                          209,570
Medco Health Solutions                                                         1(b)                            21
Medicis Pharmaceutical Cl A                                                2,100                          128,268
MedImmune                                                                  1,700(b)                        59,279
Medtronic                                                                  4,150                          205,757
Merck & Co                                                                17,950                          903,243
Mylan Laboratories                                                         4,400                          160,160
Pfizer                                                                    53,300                        1,594,735
St. Jude Medical                                                           5,600(b)                       291,592
Wyeth                                                                      7,750                          332,088
                                                                                               ------------------
Total                                                                                                   6,773,366
-----------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - BLUE CHIP ADVANTAGE FUND

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES (3.7%)
Aetna                                                                      7,050               $          401,850
Anthem                                                                     5,500(b)                       402,600
Coventry Health Care                                                       4,200(b)                       197,148
DaVita                                                                     2,950(b)                        89,680
Fisher Scientific Intl                                                     7,650(b)                       300,033
Humana                                                                     7,500(b)                       131,925
UnitedHealth Group                                                        11,200                          553,616
WellPoint Health Networks                                                  5,050(b)                       393,900
                                                                                               ------------------
Total                                                                                                   2,470,752
-----------------------------------------------------------------------------------------------------------------

HOME BUILDING (0.7%)
KB HOME                                                                    1,900                          108,718
NVR                                                                          800(b)                       346,800
                                                                                               ------------------
Total                                                                                                     455,518
-----------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.6%)
Energizer Holdings                                                        11,300(b)                       415,614
Gillette                                                                  16,450                          533,966
Kimberly-Clark                                                             5,950                          304,105
Procter & Gamble                                                           5,650                          493,189
                                                                                               ------------------
Total                                                                                                   1,746,874
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.9%)
Burlington Northern Santa Fe                                              13,850                          392,648
United Parcel Service Cl B                                                 3,200                          200,832
                                                                                               ------------------
Total                                                                                                     593,480
-----------------------------------------------------------------------------------------------------------------

INSURANCE (5.9%)
ACE                                                                       11,100(c)                       357,420
Allstate                                                                  15,050                          538,037
American Intl Group                                                       13,200                          786,323
Berkley (WR)                                                               2,925                           96,759
Fidelity Natl Financial                                                   11,687                          337,754
John Hancock Financial Services                                            4,500                          137,385
Lincoln Natl                                                              11,500                          407,330
Marsh & McLennan                                                           3,600                          180,000
MetLife                                                                    4,550                          129,311
Principal Financial Group                                                  2,400                           75,504
Prudential Financial                                                       6,450                          234,845
St. Paul Companies                                                         8,100                          281,556
Travelers Property Casualty Cl B                                           7,800                          120,822
UnumProvident                                                             14,400                          203,040
                                                                                               ------------------
Total                                                                                                   3,886,086
-----------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (1.9%)
AOL Time Warner                                                           17,300(b)                       283,028
Hasbro                                                                     4,950                           91,575
Mattel                                                                    22,050                          426,006
Viacom Cl B                                                                9,450                          425,250
                                                                                               ------------------
Total                                                                                                   1,225,859
-----------------------------------------------------------------------------------------------------------------

LODGING & GAMING (0.3%)
GTECH Holdings                                                             4,550                          192,829
-----------------------------------------------------------------------------------------------------------------

MACHINERY (0.3%)
Caterpillar                                                                1,550                          111,337
Ingersoll-Rand Cl A                                                        1,150(c)                        68,448
                                                                                               ------------------
Total                                                                                                     179,785
-----------------------------------------------------------------------------------------------------------------

MEDIA (1.8%)
Cendant                                                                   19,000(b)            $          341,620
InterActiveCorp                                                            4,500(b)                       166,545
Interpublic Group of Companies                                            12,900                          195,435
McGraw-Hill Companies                                                      7,600                          463,600
                                                                                               ------------------
Total                                                                                                   1,167,200
-----------------------------------------------------------------------------------------------------------------

METALS (0.5%)
Alcoa                                                                      8,000                          228,480
United States Steel                                                        4,800                           88,368
                                                                                               ------------------
Total                                                                                                     316,848
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (4.2%)
3M                                                                         1,050                          149,594
Carlisle Companies                                                         1,800                           81,882
Cooper Inds Cl A                                                           4,050                          206,105
Emerson Electric                                                           2,850                          158,916
General Electric                                                          57,650                        1,704,710
Pentair                                                                    3,850                          164,780
Tyco Intl                                                                 13,500(c)                       277,830
                                                                                               ------------------
Total                                                                                                   2,743,817
-----------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (0.4%)
Pactiv                                                                     4,150(b)                        83,332
Sealed Air                                                                 3,800(b)                       184,908
                                                                                               ------------------
Total                                                                                                     268,240
-----------------------------------------------------------------------------------------------------------------

PRECIOUS METALS (0.2%)
Newmont Mining                                                             2,700                          106,002
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.3%)
Equity Office Properties Trust                                             2,700                           75,114
Equity Residential                                                         1,850                           53,798
Simon Property Group                                                       1,300                           55,523
                                                                                               ------------------
Total                                                                                                     184,435
-----------------------------------------------------------------------------------------------------------------

RESTAURANTS (0.4%)
CBRL Group                                                                 2,950                          102,896
Starbucks                                                                  4,750(b)                       135,090
                                                                                               ------------------
Total                                                                                                     237,986
-----------------------------------------------------------------------------------------------------------------

RETAIL -- DRUGSTORES (0.3%)
CVS                                                                        6,150                          200,490
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (5.7%)
Abercrombie & Fitch                                                        3,000(b)                        91,320
AutoZone                                                                   2,500(b)                       229,500
Clarie's Stores                                                            3,300                          114,015
Family Dollar Stores                                                       1,750                           70,210
Gap                                                                        9,800                          204,722
Home Depot                                                                 7,450                          239,592
Limited Brands                                                            10,650                          180,624
Lowe's Companies                                                          11,850(d)                       650,091
Staples                                                                   19,600(b)                       482,748
Wal-Mart Stores                                                           25,050                        1,482,208
                                                                                               ------------------
Total                                                                                                   3,745,030
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (1.0%)
Kroger                                                                    27,950(b)                       536,919
Safeway                                                                    5,750(b)                       140,358
                                                                                               ------------------
Total                                                                                                     677,277
-----------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.1%)
JDS Uniphase                                                               9,650(b)            $           33,196
Lucent Technologies                                                       27,900(b)                        53,289
                                                                                               ------------------
Total                                                                                                      86,485
-----------------------------------------------------------------------------------------------------------------

TEXTILES & APPAREL (0.9%)
Coach                                                                      7,350(b)                       426,594
Jones Apparel Group                                                        5,850                          180,707
                                                                                               ------------------
Total                                                                                                     607,301
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (2.2%)
AES                                                                        4,150(b)                        26,892
Ameren                                                                     1,450                           61,625
American Electric Power                                                    3,250                           92,008
Calpine                                                                    2,550(b)                        14,382
CenterPoint Energy                                                         2,050                           17,405
Consolidated Edison                                                        1,900                           75,107
Dominion Resources                                                         2,350                          142,363
Duke Energy                                                                7,000                          119,560
Entergy                                                                    1,850                           97,033
Exelon                                                                     2,450                          144,304
FirstEnergy                                                                2,550                           74,613
FPL Group                                                                  1,500                           92,790
PG&E                                                                       3,500(b)                        77,595
PPL                                                                        1,550                           61,489
Progress Energy                                                            2,000                           80,980
Public Service Enterprise Group                                            1,900                           80,446
Southern Co                                                                5,450                          154,670
TXU                                                                        2,950                           64,900
                                                                                               ------------------
Total                                                                                                   1,478,162
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.4%)
Dynegy Cl A                                                                2,500(b)                         7,725
El Paso                                                                    4,050                           29,727
KeySpan                                                                    1,050                           35,438
Kinder Morgan                                                                800                           42,599
Nicor                                                                        300                           10,197
NiSource                                                                   1,750                           33,845
Peoples Energy                                                               250                           10,038
Sempra Energy                                                              1,400                           41,650
Williams Companies                                                         3,500                           31,955
                                                                                               ------------------
Total                                                                                                     243,174
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (2.9%)
ALLTEL                                                                     2,100                           96,180
AT&T                                                                       5,300                          118,190
BellSouth                                                                 12,450                          313,740
CenturyTel                                                                   950                           33,022
Citizens Communications                                                    1,900(b)                        21,660
Qwest Communications Intl                                                 11,450(b)                        50,953
SBC Communications                                                        22,400                          503,776
Sprint (FON Group)                                                         6,050                           89,359
Sprint (PCS Group)                                                         6,900(b)                        35,811
Verizon Communications                                                    18,550                          655,185
                                                                                               ------------------
Total                                                                                                   1,917,876
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $62,464,285)                                                                          $       63,055,278
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - BLUE CHIP ADVANTAGE FUND

SHORT-TERM SECURITIES (4.1%)

                                               ANNUALIZED                    AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
U.S. GOVERNMENT AGENCY
Federal Natl Mtge Assn Disc Nts
   09-17-03                                             1.00%          $           500,000             $           499,761
   09-24-03                                             0.98                       800,000                         799,466
   10-01-03                                             0.98                       500,000                         499,547
   10-22-03                                             1.03                       400,000                         399,407
   11-19-03                                             1.05                       500,000                         498,874
                                                                                                       -------------------
TOTAL SHORT-TERM SECURITIES
  (Cost: $2,696,982)                                                                                   $         2,697,055
                                                                                                       -------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $65,161,267)(e)                                                                               $        65,752,333
                                                                                                       ===================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 1.2% of net assets.
(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

    TYPE OF SECURITY                                        CONTRACTS
    ------------------------------------------------------------------
    PURCHASE CONTRACTS

    E-Mini S&P 500 Index, Sept. 2003                               47

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $66,165,535 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation       $   4,610,358
    Unrealized depreciation          (5,023,560)
    ----------------------------------------------
    Net unrealized depreciation   $    (413,202)
    ----------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - CAPITAL RESOURCE FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (95.9%)

AEROSPACE & DEFENSE (3.4%)
Boeing                                                                   240,000               $        8,973,600
Lockheed Martin                                                          404,500                       20,722,535
Northrop Grumman                                                         114,900                       10,970,652
Rockwell Automation                                                      152,500                        4,151,050
United Technologies                                                      290,000                       23,272,500
                                                                                               ------------------
Total                                                                                                  68,090,337
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (0.9%)
FleetBoston Financial                                                    231,800                        6,858,962
U.S. Bancorp                                                             429,300                       10,260,270
                                                                                               ------------------
Total                                                                                                  17,119,232
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (5.7%)
Altria Group                                                           1,336,000                       55,069,920
Anheuser-Busch                                                           194,200                       10,009,068
PepsiCo                                                                1,095,000                       48,771,300
                                                                                               ------------------
Total                                                                                                 113,850,288
-----------------------------------------------------------------------------------------------------------------

BROKER DEALERS (1.5%)
J.P. Morgan Chase                                                        277,700                        9,502,894
Merrill Lynch                                                            139,200                        7,486,176
Morgan Stanley                                                           258,200                       12,597,578
                                                                                               ------------------
Total                                                                                                  29,586,648
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.8%)
American Standard                                                        202,100(b)                    16,206,399
-----------------------------------------------------------------------------------------------------------------

CABLE (1.2%)
Comcast Special Cl A                                                     278,400(b)                     7,895,424
EchoStar Communications Cl A                                             447,100(b)                    16,497,990
                                                                                               ------------------
Total                                                                                                  24,393,414
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Dow Chemical                                                             708,000                       24,447,240
Lyondell Chemical                                                        805,000                       11,511,500
                                                                                               ------------------
Total                                                                                                  35,958,740
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (2.8%)
Cisco Systems                                                            621,450(b)                    11,900,768
Dell                                                                     943,700(b)                    30,792,931
Sun Microsystems                                                       3,427,800(b)                    13,231,308
                                                                                               ------------------
Total                                                                                                  55,925,007
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (6.4%)
Affiliated Computer Services Cl A                                        324,300(b)                    16,088,523
First Data                                                               714,900                       27,452,160
Microsoft                                                              3,109,500                       82,463,940
                                                                                               ------------------
Total                                                                                                 126,004,623
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS (2.6%)
Analog Devices                                                           170,000(b)            $        6,970,000
Applied Materials                                                        530,000(b)                    11,448,000
Intel                                                                    852,000                       24,384,240
Taiwan Semiconductor Mfg ADR                                             753,900(b),(c)                 8,880,942
                                                                                               ------------------
Total                                                                                                  51,683,182
-----------------------------------------------------------------------------------------------------------------

ENERGY (6.4%)
ChevronTexaco                                                            236,000                       17,197,320
ConocoPhillips                                                         1,080,000                       60,307,200
Exxon Mobil                                                            1,313,000                       49,500,100
                                                                                               ------------------
Total                                                                                                 127,004,620
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Transocean                                                             1,276,900(b)                    26,968,128
Weatherford Intl                                                         258,200(b)                     9,703,156
                                                                                               ------------------
Total                                                                                                  36,671,284
-----------------------------------------------------------------------------------------------------------------

FINANCE COMPANIES (3.9%)
Citigroup                                                              1,770,000                       76,729,500
-----------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (4.3%)
Capital One Financial                                                    429,200                       22,919,280
Fannie Mae                                                               685,000                       44,381,150
MBNA                                                                     788,600                       18,405,924
                                                                                               ------------------
Total                                                                                                  85,706,354
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (13.3%)
Amgen                                                                    300,000(b)                    19,770,000
Medtronic                                                                837,800                       41,538,124
Mylan Laboratories                                                       281,000                       10,228,400
Pfizer                                                                 4,531,500                      135,582,480
Wyeth                                                                  1,313,000                       56,262,050
                                                                                               ------------------
Total                                                                                                 263,381,054
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (7.4%)
AmerisourceBergen                                                      1,204,200                       70,096,482
Cardinal Health                                                        1,030,100                       58,643,593
McKesson                                                                 489,800                       16,036,052
Select Medical                                                            46,200(b)                     1,330,560
                                                                                               ------------------
Total                                                                                                 146,106,687
-----------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.7%)
Kimberly-Clark                                                           396,000                       20,239,560
Procter & Gamble                                                         606,300                       52,923,927
                                                                                               ------------------
Total                                                                                                  73,163,487
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.9%)
Expeditors Intl of Washington                                            201,500                        7,598,565
United Parcel Service Cl B                                               157,000                        9,853,320
                                                                                               ------------------
Total                                                                                                  17,451,885
-----------------------------------------------------------------------------------------------------------------

INSURANCE (3.9%)
ACE                                                                      124,050(c)            $        3,994,410
Allstate                                                                 270,300                        9,663,225
American Intl Group                                                      369,600                       22,017,072
Chubb                                                                    471,900                       32,060,886
Montpelier Re Holdings                                                   378,241(b),(c),(e)            10,437,182
                                                                                               ------------------
Total                                                                                                  78,172,775
-----------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (3.3%)
Mattel                                                                   963,100                       18,607,092
Viacom Cl B                                                            1,049,700                       47,236,500
                                                                                               ------------------
Total                                                                                                  65,843,592
-----------------------------------------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                                              309,800                       22,252,934
Illinois Tool Works                                                      160,000                       11,566,400
SPX                                                                      153,700(b)                     7,585,095
                                                                                               ------------------
Total                                                                                                  41,404,429
-----------------------------------------------------------------------------------------------------------------

MEDIA (5.5%)
Cendant                                                                3,145,700(b)                    56,559,686
Disney (Walt)                                                          1,303,000                       26,711,500
Gannett                                                                  127,200                        9,975,024
InterActiveCorp                                                          145,600(b)                     5,388,656
Tribune                                                                  208,000                        9,620,000
                                                                                               ------------------
Total                                                                                                 108,254,866
-----------------------------------------------------------------------------------------------------------------

METALS (0.9%)
Freeport McMoRan Cooper & Gold Cl B                                      621,000                       18,630,000
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (4.4%)
General Electric                                                       2,295,000                       67,863,150
ITT Inds                                                                  40,235                        2,618,494
Tyco Intl                                                                771,900(c)                    15,885,702
                                                                                               ------------------
Total                                                                                                  86,367,346
-----------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (1.1%)
Avery Dennison                                                           400,400                       21,921,900
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.1%)
Equity Office Properties Trust                                            91,800                        2,553,876
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (4.8%)
Best Buy                                                                 295,000(b)                    15,342,950
Dollar General                                                           540,000                       12,382,200
Home Depot                                                               933,600                       30,024,576
Staples                                                                  214,200(b)                     5,275,746
Wal-Mart Stores                                                          555,900                       32,892,603
                                                                                               ------------------
Total                                                                                                  95,918,075
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.6%)
Kroger                                                                   627,200(b)                    12,048,512
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (0.2%)
FirstEnergy                                                              144,600                        4,230,996
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $1,793,802,756)                                                                       $    1,900,379,108
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - CAPITAL RESOURCE FUND

SHORT-TERM SECURITIES (4.3%)

                                               ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
U.S. GOVERNMENT AGENCY (--%)
Federal Home Loan Bank Disc Nt
   10-24-03                                             1.02%          $           700,000             $           698,886
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (4.3%)
AEGON Funding
   10-15-03                                             1.03                     4,219,000(d)                    4,213,066
Amsterdam Funding
   10-03-03                                             1.06                     7,200,000(d)                    7,192,580
ANZ (Delaware) Funding
   10-03-03                                             1.03                    16,200,000                      16,182,758
Barton Capital
   09-12-03                                             1.04%          $         6,042,000(d)          $         6,039,557
CIESCO LLC
   09-02-03                                             1.07                    18,100,000                      18,097,847
CRC Funding LLC
   09-15-03                                             1.05                     7,500,000(d)                    7,496,282
   10-10-03                                             1.04                     8,800,000(d)                    8,788,761
Fleet Funding
   09-16-03                                             1.04                     7,875,000(d)                    7,870,905
Greyhawk Funding LLC
   09-22-03                                             1.04                     2,100,000(d)                    2,098,558
ING US Funding
   10-02-03                                             1.03%          $         3,600,000             $         3,596,337
Park Avenue Receivables
   09-22-03                                             1.05                     3,700,000(d)                    3,697,410
                                                                                                       -------------------
Total                                                                                                           85,274,061
--------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
  (Cost:$85,977,439)                                                                                   $        85,972,947
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $1,879,780,195)(f)                                                                            $     1,986,352,055
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 2.0% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Identifies issues considered to be illiquid as to their marketability (see
    Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2003, is as follows:

                                                   ACQUISITION
    SECURITY                                          DATES                              COST
    -------------------------------------------------------------------------------------------
    Montpelier Re Holdings                    12-10-01 thru 9-27-02              $  6,304,017

(f) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $1,890,417,170 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                               $   160,113,852
    Unrealized depreciation                                   (64,178,967)
    ---------------------------------------------------------------------
    Net unrealized appreciation                           $    95,934,885
    ---------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - CASH MANAGEMENT FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

                                               ANNUALIZED                    AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
U.S. GOVERNMENT AGENCIES (8.0%)

Federal Home Loan Bank Nt
   04-08-04                                             1.20%          $        10,000,000             $        10,000,000
Federal Natl Mtge Assn Nts
   10-29-03                                             1.06                     8,000,000                       7,985,867
   11-05-03                                             1.07                     6,500,000                       6,487,116
   07-20-04                                             1.06                     9,000,000                       9,000,000
   07-26-04                                             1.03                     7,500,000                       7,500,000
   07-27-04                                             1.18                     7,500,000                       7,500,000
   08-13-04                                             1.20                     7,500,000                       7,500,000
   08-30-04                                             1.30                     6,000,000                       6,000,000
   09-24-04                                             1.53                     7,500,000                       7,500,000
--------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
  (Cost: $69,472,983)                                                                                  $        69,472,983
--------------------------------------------------------------------------------------------------------------------------

                                               ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
CERTIFICATES OF DEPOSIT (23.4%)

Abbey Natl Yankee
   03-03-04                                             1.04%          $        10,000,000(c)          $         9,999,232
Bank One
   04-16-04                                             1.03                    10,000,000(c)                    9,999,372
Banque Nationale de Paris Yankee
   06-07-04                                             1.04                     7,500,000(c)                    7,498,535
Bayerische Landesbank Girozentrale Yankee
   04-16-04                                             1.29                    10,000,000                       9,999,055
Canadian Imperial Bank of Commerce Yankee
   03-05-04                                             1.30                    10,000,000                      10,000,000
   05-28-04                                             1.07                     6,000,000(c)                    5,999,550
   06-18-04                                             1.00                     6,000,000                       6,000,000
Credit Agricole Yankee
   10-08-03                                             1.03                     2,500,000                       2,500,000
   10-15-03                                             1.06                     5,000,000                       5,000,000
Credit Suisse First Boston NY Yankee
   10-07-03                                             1.05                     6,000,000                       6,000,000
   01-16-04                                             1.12                    10,000,000(c)                   10,000,000
   07-06-04                                             1.09                     7,000,000(c)                    7,000,000
Danske Bank NY Yankee
   07-15-04                                             1.11                     3,000,000                       3,000,000
KBC Bank Yankee
   09-08-03                                             1.04                     7,000,000                       7,000,000
Lloyds TBS Bank Yankee
   04-01-04                                             1.09                     6,000,000                       6,000,000
Nordea Bank NY Yankee
   01-15-04                                             1.05                     6,000,000                       5,999,886
Royal Bank of Scotland Yankee
   04-19-04                                             1.34                    10,000,000                       9,999,043
Societe Generale Yankee
   02-26-04                                             1.05                    10,000,000(c)                    9,999,504
   03-03-04                                             1.05                    10,000,000(c)                    9,999,492
Svenska Handelsbanken Yankee
   09-03-03                                             1.04                     6,000,000                       6,000,000
   09-30-03                                             1.06                     5,000,000                       5,000,000
Toronto Dominion Yankee
   10-14-03                                             1.02%          $        10,200,000             $        10,200,125
Wells Fargo Bank
   09-22-03                                             1.06                     4,500,000                       4,500,000
   09-26-03                                             1.05                    10,000,000                      10,000,000
   09-29-03                                             1.06                     8,000,000                       8,000,000
Westdeutsche Landesbank Yankee
   11-21-03                                             1.05                     8,000,000(c)                    8,000,000
   02-19-04                                             1.36                     9,000,000                       9,000,000
--------------------------------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $202,693,794)                                                                                 $       202,693,794
--------------------------------------------------------------------------------------------------------------------------

                                               ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
COMMERCIAL PAPER (69.5%)

ASSET-BACKED (34.6%)
Amsterdam Funding
   09-05-03                                             1.06%          $         5,000,000(b)          $         4,999,117
   09-11-03                                             1.06                     8,300,000(b)                    8,297,067
   09-17-03                                             1.06                     3,600,000(b)                    3,598,092
Barton Capital
   10-16-03                                             1.06                     5,000,000(b)                    4,993,081
CAFCO LLC
   09-02-03                                             1.04                     6,000,000(b)                    5,999,480
   09-17-03                                             1.04                     8,200,000(b)                    8,195,736
CHARTA LLC
   10-02-03                                             1.07                     5,500,000(b)                    5,494,605
   10-06-03                                             1.07                    10,000,000(b)                    9,989,004
   10-10-03                                             1.07                     5,000,000(b)                    4,993,907
   10-15-03                                             1.08                     3,500,000(b)                    3,495,170
CIESCO LLC
   10-03-03                                             1.07                     6,000,000(b)                    5,993,937
   10-28-03                                             1.07                     6,500,000(b)                    6,488,602
CRC Funding LLC
   09-04-03                                             1.04                     8,000,000(b)                    7,998,844
   10-02-03                                             1.08                     5,000,000(b)                    4,995,050
   10-06-03                                             1.08                     5,000,000(b)                    4,994,450
CXC LLC
   09-02-03                                             1.04                     8,000,000(b)                    7,999,307
   10-17-03                                             1.07                     6,400,000(b)                    6,390,869
   10-21-03                                             1.07                     3,000,000(b)                    2,995,363
Edison Asset Securitization
   09-15-03                                             1.06                     5,000,000(b)                    4,997,644
   10-20-03                                             1.06                     4,000,000(b)                    3,993,993
Fairway Finance
   09-15-03                                             1.00                     5,100,000(b)                    5,097,733
   09-17-03                                             1.07                     5,000,000(b)                    4,997,325
   09-19-03                                             1.07                     4,000,000(b)                    3,997,622
   09-25-03                                             0.94                     5,000,000(b)                    4,996,606
Falcon Asset Securitization
   09-22-03                                             1.06                     7,000,000(b)                    6,995,259
Fleet Funding
   10-09-03                                             1.03%          $         7,400,000(b)          $         7,391,531
   10-27-03                                             1.07                     8,000,000(b)                    7,986,209
   11-04-03                                             1.09                     8,700,000(b)                    8,682,615
Galaxy Funding
   09-11-03                                             0.94                     5,000,000(b)                    4,998,433
   09-24-03                                             1.03                     4,000,000(b)                    3,997,139
   10-21-03                                             1.07                     2,000,000(b)                    1,996,909
   11-18-03                                             1.09                     3,500,000(b)                    3,491,522
   11-19-03                                             1.09                     1,800,000(b)                    1,795,586
Greyhawk Funding LLC
   10-07-03                                             1.08                     6,800,000(b)                    6,792,248
   10-14-03                                             1.06                     6,600,000(b)                    6,591,255
   10-24-03                                             1.08                     5,500,000(b)                    5,490,925
Old Line Funding
   10-01-03                                             1.06                     5,000,000(b)                    4,995,289
   10-07-03                                             1.06                     2,000,000(b)                    1,997,762
Park Avenue Receivables
   10-22-03                                             1.06                     9,700,000(b)                    9,684,863
Preferred Receivables Funding
   09-16-03                                             1.06                     4,000,000(b)                    3,997,998
Receivables Capital
   09-12-03                                             1.07                     6,500,000(b)                    6,497,488
Sheffield Receivables
   09-05-03                                             1.08                    13,200,000(b)                   13,197,625
   09-15-03                                             1.06                     5,000,000(b)                    4,997,644
   09-29-03                                             1.07                     5,000,000(b)                    4,995,542
Sigma Finance
   05-06-04                                             1.07                     7,500,000(b),(c)                7,499,744
   05-10-04                                             1.07                     7,500,000(b),(c)                7,499,234
   06-09-04                                             1.06                     7,000,000(b),(c)                6,998,928
Variable Funding Capital
   09-09-03                                             1.06                     5,600,000(b)                    5,598,351
Windmill Funding
   10-03-03                                             1.07                     2,000,000(b)                    1,997,979
   10-10-03                                             1.04                     4,900,000(b)                    4,894,196
   12-18-03                                             1.03                     6,400,000(b)                    6,379,858
   12-22-03                                             1.03                     7,000,000(b)                    6,977,168
                                                                                                       -------------------
Total                                                                                                          300,411,904
--------------------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (22.2%)
Allied Irish Bank North America
   09-18-03                                             0.93                    10,000,000                       9,995,092
ANZ (Delaware)
   12-11-03                                             1.03                     7,500,000                       7,477,898
Bank of Ireland
   09-08-03                                             1.09                     6,000,000(b)                    5,998,373
   09-08-03                                             1.10                     6,000,000(b)                    5,998,358
   09-22-03                                             0.93                     5,000,000(b)                    4,997,029
   09-25-03                                             1.04                     3,000,000(b)                    2,997,747
Barclays U.S. Funding
   10-31-03                                             1.07                     5,000,000                       4,990,786
   12-19-03                                             1.04                     7,000,000                       6,977,553

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - CASH MANAGEMENT FUND

                                               ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
COMMERCIAL PAPER (CONTINUED)

BANKS AND SAVINGS & LOANS (CONT.)
Danske Bank
   09-30-03                                             1.04%          $        15,000,000             $        14,986,566
   10-15-03                                             1.06                     6,200,000                       6,191,602
   12-23-03                                             1.03                     2,000,000                       1,993,419
HBOS Treasury Services
   09-18-03                                             1.07                     2,000,000                       1,998,871
   09-23-03                                             1.04                     7,600,000                       7,594,731
   10-14-03                                             1.08                     5,000,000                       4,993,250
   11-03-03                                             1.04                    12,000,000                      11,977,467
Landesbank Baden-Wuerttemberg Girozentrale
   10-10-03                                             1.03                     4,000,000                       3,995,308
Nordea North America
   09-24-03                                             1.04                     7,000,000                       6,994,944
   10-24-03                                             1.06                    13,000,000                      12,978,946
   10-24-03                                             1.07                     7,000,000                       6,988,557
Northern Rock
   09-11-03                                             1.06                     2,000,000(b)                    1,999,293
   10-27-03                                             1.06                     8,500,000(b)                    8,485,484
   11-25-03                                             0.92                     6,000,000(b)                    5,986,660
   11-26-03                                             1.05                     4,700,000(b)                    4,687,937
Societe Generale North America
   09-10-03                                             1.10                     5,000,000                       4,998,327
Svenska Handelsbanken
   10-01-03                                             1.04                     9,000,000                       8,991,680
   10-03-03                                             1.03                     4,000,000                       3,996,109
Toronto Dominion Holdings
   09-09-03                                             1.09                     6,000,000                       5,998,183
UBS Finance (Delaware) LLC
   09-18-03                                             0.93                    10,000,000                       9,995,092
Westdeutsche Landesbank Girozentrale
   01-27-04                                             1.36                     7,500,000(b)                    7,457,813
                                                                                                       -------------------
Total                                                                                                          192,723,075
--------------------------------------------------------------------------------------------------------------------------

BROKER DEALERS (4.8%)
Citigroup Global Markets Holdings
   10-08-03                                             1.04%          $         9,000,000             $         8,989,909
Goldman Sachs Group
   11-17-03                                             1.30                     7,000,000                       6,980,031
   11-18-03                                             1.30                     4,900,000                       4,885,844
   11-20-03                                             0.92                     8,400,000                       8,382,397
Lehman Brothers Holdings
   09-22-04                                             1.16                     7,500,000(c)                    7,500,000
Merrill Lynch
   11-19-03                                             1.15                     5,000,000(c)                    5,000,000
                                                                                                       -------------------
Total                                                                                                           41,738,181
--------------------------------------------------------------------------------------------------------------------------

FINANCE COMPANIES (1.8%)
Household Finance
   09-04-03                                             1.04                     7,500,000                       7,498,917
   09-12-03                                             1.00                     5,000,000                       4,998,194
   11-17-03                                             1.10                     3,000,000                       2,992,758
                                                                                                       -------------------
Total                                                                                                           15,489,869
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (3.8%)
American Honda Finance
   10-23-03                                             1.09                     5,000,000(b),(c)                5,003,611
BP Capital Markets
   09-02-03                                             1.10                    15,000,000                      14,998,625
Toyota Motor Credit
   09-16-03                                             0.93                     4,000,000(b)                    3,998,243
   10-09-03                                             1.03                     9,200,000(b)                    9,189,471
                                                                                                       -------------------
Total                                                                                                           33,189,950
--------------------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (2.3%)
GE Capital Intl Funding
   10-16-03                                             1.06%          $         3,000,000(b)          $         2,995,848
   12-11-03                                             1.05                     4,400,000(b)                    4,386,782
   12-17-03                                             1.06                     4,500,000(b)                    4,485,558
General Electric Capital
   09-12-03                                             1.02                     3,500,000                       3,498,711
   11-07-03                                             1.02                     4,500,000                       4,491,203
                                                                                                       -------------------
Total                                                                                                           19,858,102
--------------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
  (Cost: $603,411,081)                                                                                 $       603,411,081
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $875,577,858)(d)                                                                              $       875,577,858
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2003.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - DIVERSIFIED BOND FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (99.9%)

FOREIGN GOVERNMENT (1.6%)
Dominican Republic
  (U.S. Dollar)
   01-23-13                                             9.04%          $         2,000,000(c),(d)      $         1,890,000
Federal Republic of Brazil
  (U.S. Dollar)
   03-12-08                                            11.50                       850,000(c)                      901,000
   04-15-10                                            12.00                     2,150,000(c)                    2,259,650
   04-15-14                                             8.00                     1,108,269(c)                      997,775
Federation of Russia
  (U.S. Dollar)
   03-31-30                                             5.00                       620,000(c),(j)                  567,300
   03-31-30                                             5.00                     1,000,000(c),(d),(j)              913,750
Govt of Ukraine
  (U.S. Dollar)
   06-11-13                                             7.65                     1,000,000(c),(d)                  980,000
Republic of Colombia
  (U.S. Dollar)
   04-23-09                                             9.75                     2,000,000(c)                    2,210,000
   01-23-12                                            10.00                     1,300,000(c)                    1,404,000
Republic of El Salvador
  (U.S. Dollar)
   01-24-23                                             7.75                     1,370,000(c),(d)                1,411,100
Republic of Peru
  (U.S. Dollar)
   02-06-15                                             9.88                     2,290,000(c)                    2,519,000
Republic of Philippines
  (U.S. Dollar)
   01-15-19                                             9.88                       505,000(c)                      527,725
United Mexican States
  (U.S. Dollar)
   03-03-15                                             6.63                    11,840,000(c)                   11,780,800
                                                                                                       -------------------
Total                                                                                                           28,362,100
--------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (21.3%)
Federal Home Loan Mtge Corp
   07-15-13                                             4.50                    44,500,000                      42,707,985
Federal Natl Mtge Assn
   04-15-06                                             2.13                    16,500,000                      16,313,006
   08-15-08                                             3.25                    69,000,000                      67,324,679
U.S. Treasury
   01-31-05                                             1.63                    12,150,000(m)                   12,161,871
   05-31-05                                             1.25                    10,150,000                      10,061,188
   06-30-05                                             1.13                    15,310,000(m)                   15,119,222
   11-15-05                                             5.75                     5,035,000                       5,432,881
   02-15-06                                             5.63                    15,150,000                      16,393,361
   05-15-06                                             2.00                     4,119,000                       4,088,108
   08-15-06                                             2.38                     2,200,000(m)                    2,193,297
   11-15-07                                             3.00                     7,510,000                       7,472,157
   08-15-13                                             4.25                    43,748,000                      43,016,533
   11-15-16                                             7.50                       890,000(m)                    1,109,684
   08-15-21                                             8.13                    12,000,000                      16,004,532
   08-15-22                                             7.25                     2,940,000(m)                    3,623,091
   08-15-23                                             6.25                    47,200,000(m)                   52,393,840
   08-15-27                                             6.38%          $        22,930,000             $        26,005,853
   02-15-31                                             5.38                    34,160,000(m)                   34,893,893
                                                                                                       -------------------
Total                                                                                                          376,315,181
--------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (41.7%)(F)
Federal Home Loan Mtge Corp
   05-01-07                                             9.00                       360,407                         364,945
   09-27-12                                             3.61                     3,800,000                       3,763,618
   05-01-13                                             4.50                     2,429,419                       2,406,311
   08-01-18                                             5.00                     8,250,000                       8,286,842
   02-01-23                                             6.00                    13,771,064                      14,165,130
   08-01-24                                             8.00                       586,821                         634,815
   01-01-25                                             9.00                       166,052                         185,150
   09-01-28                                             6.00                     3,822,191                       3,894,142
   12-01-30                                             5.50                     2,563,427                       2,563,170
   07-01-32                                             7.00                    24,715,054                      26,008,261
   09-01-32                                             6.50                     3,964,003                       4,105,611
   10-01-32                                             6.50                    17,727,939                      18,361,243
   04-01-33                                             6.00                       961,236                         979,983
   05-01-33                                             5.50                     4,970,065                       4,951,380
   06-01-33                                             5.50                     4,895,570                       4,877,165
  Collateralized Mtge Obligation
   10-15-18                                             5.00                     3,700,000                       3,741,625
   11-15-18                                             5.00                     9,300,000                       9,375,563
   03-15-22                                             7.00                     5,178,749                       5,343,950
   07-15-22                                             7.00                     5,139,735                       5,313,869
  Interest Only
   02-15-14                                             9.85                     2,700,000(i)                      314,128
   06-15-18                                            24.49                     2,607,640(i)                      158,671
Federal Natl Mtge Assn
   09-01-07                                             8.50                       599,518                         630,304
   11-01-12                                             4.79                    10,000,000                       9,955,662
   01-01-13                                             4.78                     5,360,000                       5,437,400
   01-01-13                                             4.92                     2,779,271                       2,754,548
   02-01-13                                             4.83                     3,227,847                       3,177,790
   02-01-13                                             4.87                     7,281,260                       7,250,038
   04-01-13                                             7.00                     6,852,742                       7,273,171
   06-01-13                                             4.54                     6,892,581                       6,678,464
   06-01-13                                             4.85                     4,539,837                       4,453,743
   10-01-13                                             4.50                     5,000,000(h)                    4,939,050
   12-01-13                                             5.50                     5,917,720                       6,073,481
   04-01-14                                             5.50                        62,927                          64,583
   08-01-16                                             6.00                     2,097,959                       2,174,123
   08-01-16                                             6.50                     2,466,849                       2,595,316
   02-01-17                                             7.00                     3,524,192                       3,746,362
   03-01-17                                             6.50                     2,933,864                       3,091,145
   08-01-17                                             6.00                     4,158,948                       4,332,122
   08-01-17                                             6.50                     7,235,305                       7,612,340
   09-01-17                                             6.00                     1,529,420                       1,584,881
   09-01-17                                             6.50                     6,668,032                       7,060,753
   02-01-18                                             5.50                    14,428,155                      14,745,538
   03-01-18                                             5.50                     3,741,347                       3,833,748
   04-01-18                                             5.00                     4,479,897                       4,528,716
   09-01-18                                             4.50%          $         3,100,000             $         3,046,234
   09-01-18                                             5.00                    54,325,000(h)                   54,477,654
   09-01-18                                             5.50                    23,000,000(h)                   23,488,750
   11-01-21                                             8.00                        77,299                          84,038
   04-01-22                                             8.00                       334,172                         363,164
   04-01-23                                             8.50                     1,041,507                       1,138,123
   08-01-23                                             5.50                    10,470,740(h)                   10,565,532
   09-01-23                                             5.00                     4,700,000(h)                    4,600,125
   09-01-23                                             5.50                     8,000,000(h)                    8,072,424
   06-01-24                                             9.00                     1,005,960                       1,116,020
   02-01-27                                             7.50                     1,831,294                       1,950,212
   07-01-28                                             5.50                     2,959,668                       2,965,856
   08-01-28                                             5.50                     3,500,000                       3,507,317
   10-01-28                                             6.00                     7,206,401                       7,337,110
   11-01-28                                             6.50                     5,900,858                       6,118,796
   01-01-29                                             6.50                     5,968,197                       6,188,622
   06-01-29                                             7.00                     1,741,240(h)                    1,836,779
   08-01-32                                             6.50                     7,868,739                       8,142,493
   08-01-32                                             7.00                     1,783,827                       1,880,721
   09-01-32                                             6.00                    29,733,501                      30,238,270
   10-01-32                                             6.50                     6,989,305                       7,274,086
   11-01-32                                             7.00                     3,608,458(h)                    3,800,149
   12-01-32                                             6.00                     2,363,822                       2,401,905
   01-01-33                                             6.00                    24,132,541                      24,568,528
   02-01-33                                             4.75                     2,775,642(g)                    2,829,769
   02-01-33                                             5.50                     5,513,353                       5,494,348
   02-15-33                                             5.50                     6,597,641                       6,853,696
   02-28-33                                             6.00                     2,174,250                       2,218,183
   03-01-33                                             4.93                     4,666,387(g)                    4,790,248
   03-01-33                                             5.50                    15,297,639                      15,254,952
   03-01-33                                             6.00                    14,840,386                      15,117,464
   03-01-33                                             6.50                    26,619,375                      27,553,632
   04-01-33                                             5.50                    19,513,095                      19,462,531
   04-01-33                                             6.00                    18,281,040                      18,648,388
   05-01-33                                             5.50                    20,059,649                      19,986,855
   05-01-33                                             6.50                     1,591,414                       1,647,279
   06-01-33                                             5.50                     5,934,734                       5,918,571
   06-01-33                                             6.00                     6,926,109                       7,041,741
   07-01-33                                             5.50                     7,137,105                       7,112,504
   07-01-33                                             7.00                     4,127,929(h)                    4,347,225
   09-01-33                                             5.00                    25,685,000(h)                   24,834,313
   09-01-33                                             5.50                     1,000,000(h)                      995,000
   09-01-33                                             6.00                     6,500,000(h)                    6,607,653
   10-01-33                                             5.50                    17,600,000(h)                   17,457,000
   10-01-33                                             6.50                    17,500,000(h)                   18,046,875
   11-01-33                                             5.00                     7,000,000(g),(h)                6,899,375
  Collateralized Mtge Obligation
   11-25-12                                             4.49                     6,500,000                       6,278,986
   09-25-42                                             5.00                     3,280,000                       3,314,286
   10-25-42                                             7.50                     4,578,951                       4,946,698
   12-25-42                                             4.75                     5,000,000                       4,989,779
  Interest Only
   12-25-12                                            12.05                     2,700,000(i)                      256,543

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

MORTGAGE-BACKED SECURITIES (CONT.)
Govt Natl Mtge Assn
   03-15-33                                             7.00%          $         3,276,084             $         3,464,183
   05-15-33                                             6.00                     5,713,212                       5,837,377
   09-01-33                                             5.50                    15,150,000(h)                   15,126,367
  Collateralized Mtge Obligation
  Interest Only
   01-20-32                                            10.48                     3,200,000(i)                      487,481
   08-20-32                                             8.01                    11,717,022(i)                    3,406,632
                                                                                                       -------------------
Total                                                                                                          736,177,692
--------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.4%)
Alliant Techsystems
   05-15-11                                             8.50                     1,000,000                       1,080,000
L-3 Communications
   06-15-12                                             7.63                     1,395,000                       1,454,288
Raytheon
   04-01-13                                             5.38                     3,100,000                       3,057,712
TD Funding
  Sr Sub Nts
   07-15-11                                             8.38                       750,000(d)                      781,875
                                                                                                       -------------------
Total                                                                                                            6,373,875
--------------------------------------------------------------------------------------------------------------------------

AIRLINES (--%)
Northwest Airlines
   02-01-20                                             6.81                       756,800                         611,948
--------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (0.8%)
DaimlerChrysler North America Holding
   01-15-08                                             4.75                     1,250,000                       1,238,925
   06-04-08                                             4.05                     9,680,000                       9,268,503
Ford Motor
   10-01-28                                             6.63                     1,015,000                         828,578
   02-01-29                                             6.38                     2,670,000                       2,096,433
                                                                                                       -------------------
Total                                                                                                           13,432,439
--------------------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (2.2%)
AmSouth Bank NA
  Sub Nts
   04-01-13                                             4.85                     3,550,000                       3,441,548
Bank of America
  Sub Nts
   02-15-10                                             7.80                     8,000,000                       9,376,656
Banknorth Group
   05-01-08                                             3.75                     1,570,000                       1,539,872
Credit Suisse First Boston USA
   01-15-12                                             6.50                     2,820,000                       3,033,629
Fifth Third Bank
   08-15-08                                             3.38                     1,250,000                       1,219,200
Marshall & Ilsley
  Series E
   09-01-06                                             5.75                     4,900,000                       5,315,030
Wachovia
   08-15-08                                             3.50                     2,560,000                       2,496,538
Washington Mutual Bank
   06-15-11                                             6.88                    10,700,000                      11,933,581
                                                                                                       -------------------
Total                                                                                                           38,356,054
--------------------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.4%)
Cott Beverages
   12-15-11                                             8.00%          $           960,000             $         1,003,200
Diageo Capital
  (U.S. Dollar)
   03-20-08                                             3.38                     6,850,000(c)                    6,724,714
                                                                                                       -------------------
Total                                                                                                            7,727,914
--------------------------------------------------------------------------------------------------------------------------

BROKER DEALERS (2.5%)
Goldman Sachs Group
   01-15-11                                             6.88                     1,715,000                       1,906,406
   04-01-13                                             5.25                     1,580,000                       1,557,387
   07-15-13                                             4.75                     2,460,000                       2,329,866
LaBranche
  Sr Sub Nts
   03-02-07                                            12.00                       750,000                         817,500
Lehman Brothers Holdings
   08-07-08                                             3.50                     4,830,000                       4,683,506
Merrill Lynch
   11-15-07                                             4.00                     3,150,000                       3,147,792
Morgan Stanley
   04-15-06                                             6.10                     6,000,000                       6,480,510
   04-15-11                                             6.75                     1,250,000                       1,378,036
   03-01-13                                             5.30                     5,300,000                       5,211,013
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40                                             3.27                     6,939,078                       6,555,541
  Series 2003-T11 Cl A2
   06-13-41                                             4.34                     5,170,000                       5,120,850
Morgan Stanley, Dean Witter Capital 1
  Series 2002-IQ2 Cl A2
   12-15-35                                             5.16                       850,000                         885,875
  Series 2002-IQ2 Cl A3
   12-15-35                                             5.52                     1,550,000                       1,613,690
  Series 2002-TOP7 Cl A2
   01-15-39                                             5.98                     2,860,000                       3,030,088
                                                                                                       -------------------
Total                                                                                                           44,718,060
--------------------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.7%)
Louisiana Pacific
  Sr Nts
   08-15-10                                             8.88                     1,440,000                       1,652,400
Masco
   05-03-04                                             6.00                     9,800,000                      10,065,217
Ryland Group
  Sr Nts
   06-01-08                                             5.38                     1,250,000                       1,240,625
                                                                                                       -------------------
Total                                                                                                           12,958,242
--------------------------------------------------------------------------------------------------------------------------

CABLE (1.0%)
Comcast
   03-15-11                                             5.50                    12,235,000                      12,302,414
Comcast Cable Communications
  Sr Nts
   06-15-13                                             7.13                     1,980,000                       2,177,537
Cox Communications
   06-01-13                                             4.63                     1,610,000                       1,490,973
DirectTV Holdings/Finance
  Sr Nts
   03-15-13                                             8.38                       750,000(d)                      819,375
Rogers Cable
  (U.S. Dollar)
   06-15-13                                             6.25%          $         1,000,000(c)          $           938,750
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   12-31-05                                            13.00                     9,773,312(c),(k),(l)               97,733
                                                                                                       -------------------
Total                                                                                                           17,826,782
--------------------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.4%)
AT&T Wireless Services
  Sr Nts
   03-01-11                                             7.88                     5,650,000                       6,382,008
Nextel Communications
  Sr Nts
   08-01-15                                             7.38                       520,000                         520,000
                                                                                                       -------------------
Total                                                                                                            6,902,008
--------------------------------------------------------------------------------------------------------------------------

CHEMICALS (0.4%)
Airgas
   10-01-11                                             9.13                       750,000                         825,000
Compass Minerals Group
   08-15-11                                            10.00                     1,250,000                       1,381,250
Dow Chemical
   02-01-11                                             6.13                     2,795,000                       2,902,228
MacDermid
   07-15-11                                             9.13                       260,000                         286,000
Praxair
   06-15-08                                             2.75                     1,470,000                       1,386,592
Rhodia
  (U.S. Dollar)
   06-01-10                                             7.63                       190,000(c),(d)                  193,800
   06-01-11                                             8.88                       115,000(c),(d)                  115,575
                                                                                                       -------------------
Total                                                                                                            7,090,445
--------------------------------------------------------------------------------------------------------------------------

ELECTRONICS (--%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                             6.50                       500,000(c),(d)                  478,750
--------------------------------------------------------------------------------------------------------------------------

ENERGY (0.9%)
Amerada Hess
   08-15-11                                             6.65                       770,000                         828,291
Conoco Funding
  (U.S. Dollar)
   10-15-11                                             6.35                     7,810,000(c)                    8,500,216
Devon Financing
   09-30-11                                             6.88                     1,610,000                       1,778,665
Gulfterra Energy Partner
  Sr Nts
   06-01-10                                             6.25                       500,000(d)                      485,000
Newfield Exploration
  Sr Nts
   03-01-11                                             7.63                     1,500,000                       1,605,000
Westport Resources
   11-01-11                                             8.25                       750,000                         802,500
XTO Energy
  Sr Nts
   04-15-12                                             7.50                     1,260,000                       1,354,500
   04-15-13                                             6.25                       705,000                         705,000
                                                                                                       -------------------
Total                                                                                                           16,059,172
--------------------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

ENERGY EQUIPMENT & SERVICES (0.1%)
Grant Prideco Escrow
   12-15-09                                             9.00%          $         1,000,000             $         1,052,500
Key Energy Services
  Sr Nts
   03-01-08                                             8.38                       190,000                         198,550
   05-01-13                                             6.38                       540,000                         513,000
Offshore Logistics
   06-15-13                                             6.13                       365,000(d)                      346,750
                                                                                                       -------------------
Total                                                                                                            2,110,800
--------------------------------------------------------------------------------------------------------------------------

FINANCE COMPANIES (2.7%)
Citigroup
  Sub Nts
   10-01-10                                             7.25                    23,030,000                      26,371,745
GMAC
   09-15-11                                             6.88                    11,580,000                      11,584,285
Household Finance
   01-24-06                                             6.50                     4,250,000                       4,610,999
   10-15-11                                             6.38                     4,000,000                       4,281,472
                                                                                                       -------------------
Total                                                                                                           46,848,501
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (5.4%)
Bank of America
  First Union NB Commercial Mtge
  Series 2001-3 Cl A2
   04-11-37                                             5.46                     2,050,000                       2,115,781
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                                             4.00                     4,327,471                       4,244,470
Capital One Bank
  Sr Nts
   02-01-06                                             6.88                       880,000                         943,595
Chase Manhattan Bank-First Union Natl
  Series 1999-1 C1 A2
   08-15-31                                             7.44                     7,100,000                       8,102,993
Citibank Credit Card Issuance Trust
  Series 2003-A5 Cl A5
   04-07-08                                             2.50                     5,000,000                       4,970,800
  Series 2003-A6 Cl A6
   05-17-10                                             2.90                     4,500,000                       4,521,825
Commercial Mtge Acceptance
  Series 1998-C1 C1 A2
   07-15-31                                             6.49                     8,000,000                       8,795,638
General Electric Capital
   03-15-07                                             5.38                     3,750,000                       3,983,250
   06-15-12                                             6.00                     1,070,000                       1,126,582
Greenwich Capital Commercial Funding
  Series 2002-C1 Cl A3
   01-11-17                                             4.50                     3,000,000                       2,976,059
  Series 2002-C1 Cl A4
   01-11-35                                             4.95                     3,300,000                       3,245,656
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                                             5.25                     4,700,000(c)                    4,687,305
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26                                             5.39%          $         3,590,000             $         3,705,286
  Series 2002-C2 Cl A4
   06-15-31                                             5.59                     2,395,000                       2,468,619
  Series 2002-C4 Cl A4
   09-15-26                                             4.56                     5,000,000                       4,916,861
  Series 2002-C4 Cl A5
   09-15-31                                             4.85                     3,000,000                       2,937,397
  Series 2003-C3 Cl A2
   05-15-27                                             3.09                     7,500,000                       7,181,827
MBNA Credit Card Master Note Trust
  Series 2003-A1 Cl A1
   07-15-10                                             3.30                     2,850,000                       2,808,476
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08                                             2.61                     1,250,000                       1,241,894
Residential Asset Securities
  Series 2002-KS1 Cl A14
   11-25-29                                             5.86                     3,800,000                       3,937,446
Residential Funding Mtge
   10-25-17                                             5.50                     2,900,902                       2,928,838
SLM
   03-17-08                                             3.63                     2,700,000                       2,661,414
TIAA Global Markets
   01-22-08                                             3.88                     8,570,000(d)                    8,589,625
Toyota Motor Credit
   08-01-08                                             2.88                     2,260,000                       2,166,413
                                                                                                       -------------------
Total                                                                                                           95,258,050
--------------------------------------------------------------------------------------------------------------------------

FOOD (0.8%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11                                            10.75                       250,000(c),(d)                  256,250
Chiquita Brands Intl
  Sr Nts
   03-15-09                                            10.56                       250,000                         272,500
General Mills
   02-15-07                                             5.13                     4,000,000                       4,273,308
Kellogg
  Series B
   04-01-11                                             6.60                     5,110,000                       5,637,097
Kraft Foods
   11-01-11                                             5.63                     3,825,000                       3,840,912
                                                                                                       -------------------
Total                                                                                                           14,280,067
--------------------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (0.1%)
Apogent Technologies
  Sr Sub Nts
   05-15-13                                             6.50                       750,000(d)                      736,875
Kinetic Concepts
  Sr Sub Nts
   05-15-13                                             7.38                       375,000(d)                      375,000
                                                                                                       -------------------
Total                                                                                                            1,111,875
--------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (0.2%)
AmerisourceBergen
   11-15-12                                             7.25%          $         1,000,000             $         1,009,999
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13                                             8.00                       375,000(d)                      385,313
Omnicare
  Sr Sub Nts
   06-01-13                                             6.13                       825,000                         785,813
Province Healthcare
  Sr Sub Nts
   06-01-13                                             7.50                       250,000                         240,625
Tenet Healthcare
  Sr Nts
   06-01-12                                             6.50                       500,000                         465,000
                                                                                                       -------------------
Total                                                                                                            2,886,750
--------------------------------------------------------------------------------------------------------------------------

HOME BUILDING (0.2%)
D.R. Horton
   07-01-13                                             5.88                       750,000                         676,875
Meritage
   06-01-11                                             9.75                     1,140,000                       1,215,525
NVR
  Sr Nts
   06-15-10                                             5.00                     1,250,000                       1,168,750
                                                                                                       -------------------
Total                                                                                                            3,061,150
--------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.0%)
Burlington North Santa Fe
   12-15-05                                             6.38                     3,000,000                       3,255,558
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                                             6.38                     4,190,000(c)                    4,568,960
CSX
   03-15-11                                             6.75                     2,910,000                       3,197,601
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07                                             9.50                     2,290,000(b),(c)                1,471,325
Interpool
   08-01-07                                             7.35                       200,000                         195,000
Union Pacific
   02-01-08                                             6.63                       310,000                         340,642
   01-15-11                                             6.65                     2,450,000                       2,692,281
   04-15-12                                             6.50                     2,100,000                       2,297,866
                                                                                                       -------------------
Total                                                                                                           18,019,233
--------------------------------------------------------------------------------------------------------------------------

INSURANCE (1.2%)
Allstate
   06-01-33                                             5.35                     1,230,000                       1,076,582
  Sr Nts
   02-15-12                                             6.13                       820,000                         881,280
ASIF Global Financing
   01-17-13                                             4.90                    10,190,000(d)                    9,928,321
MassMutual Global Funding II
   07-15-08                                             2.55                     3,430,000(d)                    3,213,313
Met Life Global Funding I
   06-19-08                                             2.60                     4,740,000(d)                    4,435,929
Travelers Property Casualty
  Sr Nts
   03-15-13                                             5.00                     2,380,000                       2,330,615
                                                                                                       -------------------
Total                                                                                                           21,866,040
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

LEISURE TIME & ENTERTAINMENT (0.6%)
AOL Time Warner
   05-01-12                                             6.88%          $           795,000             $           864,059
   05-01-32                                             7.70                       870,000                         954,332
KSL Resorts
  Series 2003-1A Cl C
   05-15-13                                             2.04                     1,700,000                       1,699,868
Viacom
   05-15-11                                             6.63                     6,485,000                       7,169,822
                                                                                                       -------------------
Total                                                                                                           10,688,081
--------------------------------------------------------------------------------------------------------------------------

LODGING & GAMING (0.2%)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                                             9.25                       750,000                         803,438
Coast Hotels & Casino
   04-01-09                                             9.50                       500,000                         532,500
Hilton Hotels
   12-01-12                                             7.63                       375,000                         396,563
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12                                             8.00                       975,000                       1,038,374
Park Place Entertainment
  Sr Sub Nts
   03-15-10                                             7.88                       250,000                         266,875
                                                                                                       -------------------
Total                                                                                                            3,037,750
--------------------------------------------------------------------------------------------------------------------------

MACHINERY (--%)
Joy Global
  Series B
   03-15-12                                             8.75                       750,000                         810,000
--------------------------------------------------------------------------------------------------------------------------

MEDIA (2.0%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09                                            13.00                       500,000(c)                      559,375
AOA Holdings LLC
  Sr Nts
   06-15-08                                            12.00                     2,500,000(l)                    2,692,500
AOL Time Warner
   04-15-06                                             6.13                     2,907,000                       3,108,516
Belo (AH)
   11-01-08                                             8.00                     3,800,000                       4,378,094
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                                            10.63                       750,000(c)                      836,250
CBD Media/Finance
  Sr Sub Nts
   06-01-11                                             8.63                       970,000(d)                    1,018,500
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                                             8.75                       295,000(c)                      311,963
Dex Media West/Finance
  Sr Nts
   08-15-10                                             8.50                       350,000(d)                      380,625
  Sr Sub Nts
   08-15-13                                             9.88                       305,000(d)                      340,075
Hollinger Intl Publishing
  Sr Nts
   12-15-10                                             9.00%          $           600,000             $           622,500
Lamar Media Corp
   09-15-07                                             8.63                       930,000                         960,225
Morris Publishing
  Sr Sub Nts
   08-01-13                                             7.00                       675,000(d)                      675,000
Nexstar Finance LLC
   04-01-08                                            12.00                       500,000                         560,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                                            11.13                       385,000(c)                      425,425
Radio One
  Series B
   07-01-11                                             8.88                       500,000                         546,250
Sinclair Broadcast Group
   03-15-12                                             8.00                       600,000                         625,500
Sun Media
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.63                       750,000(c)                      774,375
Susquehanna Media
  Sr Sub Nts
   04-15-13                                             7.38                       330,000                         336,188
TCI Communications
   02-15-06                                             6.88                     2,362,000                       2,559,903
Time Warner
   08-15-04                                             7.98                     1,500,000                       1,574,790
   08-15-07                                             8.18                     3,000,000                       3,410,766
   01-15-28                                             6.95                     5,000,000                       5,030,474
United Artists Theatre
   07-01-15                                             9.30                     3,750,106                       3,656,353
                                                                                                       -------------------
Total                                                                                                           35,383,647
--------------------------------------------------------------------------------------------------------------------------

METALS (--%)
Euramax Intl
  Sr Sub Nts
   08-15-11                                             8.50                       355,000(d)                      358,550
Jorgensen Earle M
   06-01-12                                             9.75                       250,000                         263,750
Peabody Energy
  Series B
   03-15-13                                             6.88                       250,000                         250,000
                                                                                                       -------------------
Total                                                                                                              872,300
--------------------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (1.1%)
General Electric
   02-01-13                                             5.00                    17,390,000                      17,057,503
SPX
  Sr Nts
   06-15-11                                             6.25                       315,000                         308,700
Tyco Intl Group
  (U.S. Dollar)
   02-15-11                                             6.75                       980,000(c)                      997,150
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08                                             6.25                       750,000(c),(d)                  750,000
                                                                                                       -------------------
Total                                                                                                           19,113,353
--------------------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (1.1%)
Ball
   12-15-12                                             6.88%          $           730,000             $           737,300
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.25                     1,000,000(c),(d)                  983,070
Crown Euro Holdings
  (U.S. Dollar)
   03-01-13                                            10.88                       250,000(c),(d)                  273,750
Crown Paper
  Sr Sub Nts
   09-01-05                                            11.00                     3,450,000(b)                          345
Domtar
  (U.S. Dollar)
   10-15-11                                             7.88                       535,000(c)                      614,201
Georgia-Pacific
  Sr Nts
   02-01-10                                             8.88                       500,000(d)                      525,000
Graphic Packaging Intl
  Sr Nts
   08-15-11                                             8.50                       270,000(d)                      282,150
Intl Paper
   10-30-12                                             5.85                       920,000                         937,541
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                                             6.75                     1,000,000(c),(d)                  987,500
Packaging Corp of America
   08-01-13                                             5.75                     1,980,000(d)                    1,920,303
Stone Container
  Sr Nts
   07-01-12                                             8.38                       750,000                         795,000
Weyerhaeuser
   03-15-07                                             6.13                    11,030,000                      11,896,086

                                                                                                       -------------------
Total                                                                                                           19,952,246
--------------------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (0.4%)
Sonic Automotive
  Sr Sub Nts
   08-15-13                                             8.63                       250,000(d)                      252,500
Wal-Mart CRAVE 401
   07-17-06                                             7.00                     5,661,454(d)                    6,124,108
William Carter
  Series B
   08-15-11                                            10.88                       500,000                         550,000
                                                                                                       -------------------
Total                                                                                                            6,926,608
--------------------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.2%)
Kroger
  Sr Nts
   07-15-06                                             8.15                     3,000,000                       3,372,750
--------------------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.0%)
Qwest
   11-01-04                                             7.20                     1,000,000                       1,015,000
Sprint Capital
   03-15-12                                             8.38                     3,895,000                       4,423,622
Telus
  (U.S. Dollar)
   06-01-07                                             7.50                     3,570,000(c)                    3,896,805

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

TELECOM EQUIPMENT & SERVICES (CONT.)
Verizon Maryland
   03-01-12                                             6.13%          $         2,955,000             $         3,139,877
Verizon Virginia Cl A
   03-15-13                                             4.63                     3,400,000                       3,215,414
Vodafone Group
  (U.S. Dollar)
   02-15-10                                             7.75                     1,860,000(c)                    2,153,675
                                                                                                       -------------------
Total                                                                                                           17,844,393
--------------------------------------------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (4.8%)
American Electric Power
  Sr Nts
   06-01-15                                             5.25                     2,370,000                       2,194,051
Carolina Power & Light
   07-15-12                                             6.50                       500,000                         538,055
Cincinnati Gas & Electric
   09-15-12                                             5.70                       800,000                         826,216
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                                             9.50                    11,000,000                      11,073,281
Columbus Southern Power
   03-01-13                                             5.50                     1,850,000(d)                    1,841,888
Commonwealth Edison
   02-01-08                                             3.70                     3,600,000                       3,571,452
Consolidated Natural Gas
  Sr Nts
   04-15-11                                             6.85                       830,000                         925,093
Consumers Energy
  1st Mtge
   04-15-08                                             4.25                     8,650,000(d)                    8,543,865
Dominion Resources
  Sr Nts
   09-17-12                                             5.70                     7,150,000                       7,325,232
  Sr Nts Series F
   08-01-33                                             5.25                       830,000                         783,994
Duke Energy
   01-15-12                                             6.25                     5,700,000                       5,989,304
  1st Mtge
   03-05-08                                             3.75                     5,800,000(d)                    5,769,840
Duke Energy Field Services
   08-16-05                                             7.50                     2,500,000                       2,729,450
Exelon
  Sr Nts
   05-01-11                                             6.75                       760,000                         833,089
FirstEnergy
  Series B
   11-15-11                                             6.45                     4,700,000                       4,594,532
Florida Power
  1st Mtge
   03-01-13                                             4.80                     5,460,000                       5,350,145
FPL Group Capital
   04-11-06                                             3.25                     1,040,000                       1,044,638
Indianapolis Power & Light
   07-01-13                                             6.30                     1,040,000(d)                    1,034,779
IPALCO Enterprises
   11-14-08                                             8.38%          $           190,000             $           199,500
   11-14-11                                             8.63                     1,400,000                       1,470,000
Midamerican Energy
   01-15-13                                             5.13                     4,000,000                       3,971,872
NiSource Finance
  Sr Nts
   03-01-13                                             6.15                     1,770,000                       1,810,940
Northern States Power
  1st Mtge
   08-01-10                                             4.75                     1,440,000                       1,423,354
Northern States Power - Minnesota
  1st Mtge Series B
   08-29-12                                             8.00                     1,560,000                       1,850,556
Ohio Power
   02-15-13                                             5.50                       510,000(d)                      507,757
PG&E
   07-15-08                                             6.88                     1,010,000(d)                    1,027,645
PowerGen US Funding LLC
   10-15-04                                             4.50                     4,000,000                       4,099,412
Public Service Colorado
  1st Mtge
   03-01-13                                             4.88                       760,000(d)                      730,159
Tampa Electric
   08-15-07                                             5.38                       460,000                         471,282
Teco Energy
  Sr Nts
   06-15-10                                             7.50                       465,000                         453,375
Xcel Energy
  Sr Nts
   07-01-08                                             3.40                     1,190,000(d)                    1,131,404
                                                                                                       -------------------
Total                                                                                                           84,116,160
--------------------------------------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.5%)
ANR Pipeline
   03-15-10                                             8.88                     1,095,000                       1,155,225
Duke Energy
   09-15-03                                             7.38                     2,071,000                       2,073,744
El Paso Production Holding
   06-01-13                                             7.75                       500,000(d)                      480,000
NiSource Finance
   07-15-14                                             5.40                     1,620,000                       1,535,760
Northwest Pipeline
   03-01-10                                             8.13                       245,000                         254,800
Panhandle Eastern Pipeline
   08-15-08                                             4.80                     1,270,000(d)                    1,264,628
Southern Natural Gas
   03-15-10                                             8.88                       750,000                         791,250
Transcontinental Gas Pipeline
  Series B
   08-15-11                                             7.00                     1,000,000                         981,250
                                                                                                       -------------------
Total                                                                                                            8,536,657
--------------------------------------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (1.9%)
AT&T
  Sr Nts
   11-15-06                                             7.00%          $           510,000(j)          $           565,575
British Telecom
  (U.S. Dollar)
   12-15-10                                             8.38                     6,370,000(c)                    7,559,132
Citizens Communications
   05-15-11                                             9.25                     1,900,000                       2,341,438
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13                                             5.25                     2,760,000(c)                    2,646,923
   06-15-30                                             8.25                     1,500,000(c)                    1,801,329
France Telecom
  (U.S. Dollar)
   03-01-11                                             8.25                       670,000(c),(j)                  799,771
   03-01-31                                            10.00                       750,000(c),(j)                  966,749
SBC Communications
   03-15-11                                             6.25                     1,935,000                       2,090,992
   08-15-12                                             5.88                     2,240,000                       2,366,762
Verizon Global Funding
   06-15-12                                             6.88                       980,000                       1,079,625
Verizon New England
  Sr Nts
   09-15-11                                             6.50                     7,460,000                       8,084,998
Verizon Pennsylvania Cl A
   11-15-11                                             5.65                     3,470,000                       3,570,595
                                                                                                       -------------------
Total                                                                                                           33,873,889
--------------------------------------------------------------------------------------------------------------------------

TOTAL BONDS
  (Cost: $1,789,425,998)                                                                               $     1,763,360,962
--------------------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (--%)

BayCorp Holdings                                                              28(b)            $              364
Davel Communications                                                   1,087,416(b)                         8,699
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost: $7,144,987)                                                                           $            9,063
-----------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
PREFERRED STOCK (--%)

Intermedia Communications
   13.50% Pay-in-kind Series B                                                 1               $                8
-----------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
  (Cost: $496)                                                                                 $                8
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

                                               ANNUALIZED                    AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (15.2%)(n)

U.S. GOVERNMENT AGENCY (7.0%)
Federal Natl Mtge Assn Disc Nts
   10-01-03                                             0.98%          $        39,700,000             $        39,664,005
   10-15-03                                             1.06                    17,700,000                      17,677,143
   11-12-03                                             1.07                    25,000,000                      24,948,725
   11-19-03                                             1.05                    17,300,000                      17,261,023
   12-01-03                                             1.07                    24,500,000                      24,435,688
                                                                                                       -------------------
Total                                                                                                          123,986,584
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (8.2%)
AEGON Funding
   11-25-03                                             1.08%          $        10,000,000(e)          $         9,973,844
BASF
   11-24-03                                             1.06                     9,700,000(e)                    9,674,917
   11-24-03                                             1.07                     7,700,000(e)                    7,680,089
CAFCO LLC
   10-21-03                                             1.07                     5,000,000(e)                    4,992,124
Charta LLC
   09-19-03                                             1.07                    11,400,000(e)                   11,392,884
   11-18-03                                             1.08                    10,000,000(e)                    9,975,925
Citigroup
   09-02-03                                             1.10                     4,500,000                       4,499,450
Dexia Bank (Delaware) LLC
   09-03-03                                             1.03                    10,800,000                      10,798,455
Fairway Finance
   09-02-03                                             1.10                    13,400,000(e)                   13,398,362
Fleet Funding
   09-03-03                                             1.04%          $        14,936,000(e)          $        14,934,274
Galaxy Funding
   10-17-03                                             1.07                     3,800,000(e)                    3,794,466
   10-22-03                                             1.07                     8,600,000(e)                    8,586,197
Old Line Funding
   09-05-03                                             1.04                    18,100,000(e)                   18,096,341
Park Avenue Receivables
   09-09-03                                             1.03                     5,200,000(e)                    5,198,363
   09-22-03                                             1.05                    11,800,000(e)                   11,791,740
Total                                                                                                          144,787,431
--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
  (Cost: $268,769,014)                                                                                 $       268,774,015
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost: $2,065,340,495)(o)                                                                            $     2,032,144,048
==========================================================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED BOND FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2003, the value of foreign securities represented 4.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(h) At Aug. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $207,512,889.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2003.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Identifies issues considered to be illiquid as to their marketability (see
    Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2003, is as follows:

                                                                     ACQUISITION
    SECURITY                                                             DATES                       COST
    ---------------------------------------------------------------------------------------------------------
    AOA Holdings LLC
       12.00% Sr Nts 2008                                             06-02-02                $     2,500,000
    Veninfotel
       (U.S. Dollar) 13.00% Cv Pay-in-kind 2005                 05-01-02 thru 3-10-03               9,009,157

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

    TYPE OF SECURITY                                                                          NOTIONAL AMOUNT
    ---------------------------------------------------------------------------------------------------------
    PURCHASE CONTRACTS

    Eurodollar, Sept. 2003, 90-day                                                            $    96,500,000
    Eurodollar, Sept. 2007, 90-day                                                                 89,250,000

    SALE CONTRACTS
    U.S. Treasury Notes, Sept. 2003, 5-year                                                           400,000
    U.S. Treasury Notes, Sept. 2003, 10-year                                                       40,500,000
    U.S. Treasury Notes, Dec. 2003, 5-year                                                         11,400,000
    U.S. Treasury Notes, Dec. 2003, 10-year                                                       109,800,000

(n) At Aug. 31, 2003, cash or short-term securities were held to cover open call options on futures written as follows (see Note 8 to the financial statements):

                                                    NOTIONAL                 EXERCISE           EXPIRATION
    ISSUER                                           AMOUNT                   PRICE                DATE               VALUE(a)
    ----------------------------------------------------------------------------------------------------------------------------
    U.S. Treasury Notes, Dec. 2003, 10-year      $  19,700,000               $    110            Nov. 2003         $     366,296

    At Aug. 31, 2003, cash or short-term securities were designated to cover open put options on futures written as follows (see Note 8 to the financial statements):

                                                    NOTIONAL                 EXERCISE           EXPIRATION
    ISSUER                                           AMOUNT                   PRICE                DATE              VALUE(a)
    ----------------------------------------------------------------------------------------------------------------------------
    U.S. Treasury Notes, Dec. 2003, 10-year      $  19,700,000               $    110            Nov. 2003         $     421,702

(o) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $2,066,631,709 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                                        $  18,021,259
    Unrealized depreciation                                                                                          (52,508,920)
    ----------------------------------------------------------------------------------------------------------------------------
    Net unrealized depreciation                                                                                    $ (34,487,661)
    ----------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - DIVERSIFIED EQUITY INCOME FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (96.5%)

AEROSPACE & DEFENSE (4.0%)
Goodrich                                                                 223,517               $        5,818,148
Honeywell Intl                                                           168,200                        4,876,118
Rockwell Automation                                                       83,600                        2,275,592
United Technologies                                                       23,800                        1,909,950
                                                                                               ------------------
Total                                                                                                  14,879,808
-----------------------------------------------------------------------------------------------------------------

AIRLINES (2.5%)
AMR                                                                      369,800(b)                     4,067,800
Continental Airlines Cl B                                                172,500(b)                     2,632,350
Delta Air Lines                                                          100,200                        1,289,574
Northwest Airlines Cl A                                                  135,300(b)                     1,213,641
                                                                                               ------------------
Total                                                                                                   9,203,365
-----------------------------------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (2.2%)
Eaton                                                                     36,699                        3,436,494
General Motors                                                           111,514                        4,583,226
                                                                                               ------------------
Total                                                                                                   8,019,720
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (3.2%)
Bank of America                                                           54,600                        4,327,050
FleetBoston Financial                                                     92,673                        2,742,194
Washington Mutual                                                        125,910                        4,907,972
                                                                                               ------------------
Total                                                                                                  11,977,216
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.4%)
Altria Group                                                              34,400                        1,417,968
-----------------------------------------------------------------------------------------------------------------

BROKER DEALERS (3.4%)
J.P. Morgan Chase                                                         52,820                        1,807,500
Lehman Brothers Holdings                                                  28,423                        1,868,244
Merrill Lynch                                                             81,200                        4,366,936
Morgan Stanley                                                            92,368                        4,506,635
                                                                                               ------------------
Total                                                                                                  12,549,315
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.6%)
Fluor                                                                     64,955                        2,392,942
-----------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.5%)
Vodafone Group ADR                                                        91,100(c)                     1,667,130
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Dow Chemical                                                             143,111                        4,941,623
Imperial Chemical Inds ADR                                                62,400(c)                       773,760
                                                                                               ------------------
Total                                                                                                   5,715,383
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (0.8%)
Hewlett-Packard                                                          140,500                        2,798,760
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (1.0%)
Electronic Data Systems                                                  163,900                        3,577,937
-----------------------------------------------------------------------------------------------------------------

ENERGY (8.8%)
BP ADR                                                                   103,121(c)            $        4,302,208
Burlington Resources                                                      15,900                          769,878
ChevronTexaco                                                             85,885                        6,258,439
ConocoPhillips                                                            78,050                        4,358,312
Kerr-McGee                                                               113,728                        4,998,346
Marathon Oil                                                             184,000                        5,131,760
Petroleo Brasileiro ADR                                                  158,400(c)                     3,500,640
Unocal                                                                   107,200                        3,282,464
                                                                                               ------------------
Total                                                                                                  32,602,047
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.9%)
Baker Hughes                                                              23,000                          769,580
Halliburton                                                               64,700                        1,564,446
McDermott Intl                                                           406,250(b)                     2,055,625
Schlumberger                                                              34,400                        1,703,144
Tidewater                                                                156,649                        4,498,959
                                                                                               ------------------
Total                                                                                                  10,591,754
-----------------------------------------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (1.4%)
Hanson ADR                                                               156,694(c)                     5,100,390
-----------------------------------------------------------------------------------------------------------------

FINANCE COMPANIES (2.4%)
Citigroup                                                                204,461                        8,863,384
-----------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (1.9%)
Capital One Financial                                                     68,900                        3,679,260
MBNA                                                                     148,100                        3,456,654
                                                                                               ------------------
Total                                                                                                   7,135,914
-----------------------------------------------------------------------------------------------------------------

FOOD (0.6%)
Archer-Daniels-Midland                                                   152,490                        2,115,036
-----------------------------------------------------------------------------------------------------------------

FURNITURE & APPLIANCES (2.1%)
Stanley Works                                                             61,500                        1,861,605
Whirlpool                                                                 86,925                        6,048,242
                                                                                               ------------------
Total                                                                                                   7,909,847
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (0.5%)
Schering-Plough                                                          112,100                        1,702,799
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (3.7%)
PacifiCare Health Systems                                                226,784(b)                    11,293,843
Tenet Healthcare                                                         142,700(b)                     2,290,335
                                                                                               ------------------
Total                                                                                                  13,584,178
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.9%)
Burlington Northern Santa Fe                                             254,120                        7,204,302
-----------------------------------------------------------------------------------------------------------------

INSURANCE (12.1%)
ACE                                                                      152,500(c)            $        4,910,500
Hartford Financial  Services Group                                        35,600                        1,894,632
Jefferson-Pilot                                                           75,448                        3,340,083
Lincoln Natl                                                              75,515                        2,674,741
Loews                                                                    107,156                        4,410,541
SAFECO                                                                   142,122                        5,124,919
St. Paul Companies                                                       164,500                        5,718,020
Torchmark                                                                 74,566                        3,009,484
Travelers Property Casualty Cl A                                         440,582                        6,780,557
UnumProvident                                                             79,700                        1,123,770
XL Capital Cl A                                                           82,919(c)                     6,281,114
                                                                                               ------------------
Total                                                                                                  45,268,361
-----------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (2.1%)
Royal Caribbean Cruises                                                  253,400                        7,893,410
-----------------------------------------------------------------------------------------------------------------

MACHINERY (8.0%)
Caterpillar                                                              169,766                       12,194,291
Ingersoll-Rand Cl A                                                      145,690(c)                     8,671,468
Parker-Hannifin                                                          100,330                        4,968,342
Tomkins ADR                                                              227,200(c)                     3,794,240
                                                                                               ------------------
Total                                                                                                  29,628,341
-----------------------------------------------------------------------------------------------------------------

MEDIA (1.1%)
Donnelley (RR) & Sons                                                    157,811                        3,967,369
-----------------------------------------------------------------------------------------------------------------

METALS (1.1%)
Alcoa                                                                    139,617                        3,987,462
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (9.8%)
Cooper Inds Cl A                                                          48,400                        2,463,076
Crane                                                                    135,222                        3,460,331
Diebold                                                                   50,790                        2,483,631
Dover                                                                     63,341                        2,408,225
Eastman Kodak                                                             96,931                        2,703,406
Martin Marietta Materials                                                 43,869                        1,677,112
Monsanto                                                                 156,300                        4,018,473
Pentair                                                                   47,300                        2,024,440
Pitney Bowes                                                              69,009                        2,691,351
Textron                                                                  148,395                        6,677,774
YORK Intl                                                                180,831                        5,837,224
                                                                                               ------------------
Total                                                                                                  36,445,043
-----------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (2.6%)
Abitibi-Consolidated                                                     341,050(c)                     2,581,749
Intl Paper                                                               173,090                        7,018,799
                                                                                               ------------------
Total                                                                                                   9,600,548
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (2.3%)
Crescent Real Estate Equities                                            434,287                        6,301,504
Starwood Hotels  & Resorts Worldwide                                      61,700                        2,087,311
                                                                                               ------------------
Total                                                                                                   8,388,815
-----------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - DIVERSIFIED EQUITY INCOME FUND

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (CONTINUED)

RETAIL -- GENERAL (1.6%)
Limited Brands                                                           227,200               $        3,853,312
Penney (JC)                                                               97,200                        2,062,584
                                                                                               ------------------
Total                                                                                                   5,915,896
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (1.3%)
SUPERVALU                                                                207,035                        4,989,544
TELECOM EQUIPMENT & SERVICES (1.3%)
Motorola                                                                 184,600                        1,980,758
Nokia ADR                                                                162,800(c)                     2,652,012
                                                                                               ------------------
Total                                                                                                   4,632,770
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.5%)
El Paso                                                                  244,500                        1,794,630
UTILITIES -- TELEPHONE (6.4%)
AT&T                                                                     178,800                        3,987,240
BellSouth                                                                217,600                        5,483,520
SBC Communications                                                       186,300                        4,189,887
Sprint (FON Group)                                                       279,600                        4,129,692
Verizon Communications                                                   164,786                        5,820,242
                                                                                               ------------------
Total                                                                                                  23,610,581
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $332,290,792)                                                                         $      357,131,965
-----------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
PREFERRED STOCKS (0.6%)

Baxter Intl
  7.00% Cv                                                                17,800               $          920,794
Xerox
  Cv                                                                       6,250(b)                       668,438
  7.50% Cv                                                                 9,000(d)                       601,875
-----------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost: $1,965,000)                                                                           $        2,191,107
-----------------------------------------------------------------------------------------------------------------

ISSUER                                          ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
                                               OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (4.3%)

U.S. GOVERNMENT AGENCY (2.6%)
Federal Natl Mtge Assn Disc Nts
   10-22-03                                             1.03%          $         5,000,000             $         4,992,582
   10-29-03                                             0.99                     1,600,000                       1,597,416
   11-12-03                                             1.07                     3,000,000                       2,993,847
Total                                                                                                            9,583,845
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.7%)
Credit Suisse First Boston
   10-21-03                                             1.06                     1,800,000(e)                    1,797,191
Fairway Finance
   09-02-03                                             1.10                     4,600,000(e)                    4,599,438
                                                                                                       -------------------
Total                                                                                                            6,396,629
--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
  (Cost: $15,980,002)                                                                                  $        15,980,474
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost: $350,235,794)(f)                                                                              $       375,303,546
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 12.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $354,536,643 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                                        $  40,621,398
    Unrealized depreciation                                                                                          (19,854,495)
    ----------------------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation                                                                                    $  20,766,903
    ----------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - EMERGING MARKETS FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (89.3%)(C)

BRAZIL (7.0%)
BEVERAGES & TOBACCO (0.6%)
Companhia de Bebidas
  das Americas ADR                                                         4,434               $           98,390
-----------------------------------------------------------------------------------------------------------------

ENERGY (2.5%)
Petroleo Brasileiro ADR                                                    7,879                          174,126
Petroleo Brasileiro ADR                                                   11,158                          227,623
                                                                                               ------------------
Total                                                                                                     401,749
-----------------------------------------------------------------------------------------------------------------

METALS (0.7%)
Companhia Vale do
  Rio Doce ADR                                                             3,100                          116,095
-----------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (1.1%)
Aracruz Celulose ADR                                                       6,367                          174,010
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (2.1%)
Brasil Telecom Participacoes                                               9,122                          345,724
-----------------------------------------------------------------------------------------------------------------

CHILE (1.7%)
BANKS AND SAVINGS & LOANS
Banco Santander Chile ADR                                                  6,300                          131,985
-----------------------------------------------------------------------------------------------------------------

METALS (0.9%)
Antofagasta                                                               12,304                          151,802
-----------------------------------------------------------------------------------------------------------------

CHINA (9.7%)
AUTOMOTIVE & RELATED (1.5%)
Denway Motors Limited                                                    438,000                          247,097
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (1.1%)
BOC Hong Kong Holdings                                                   138,500                          177,579
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Sinopec Shanghai
  Petrochemical                                                          484,000                          117,287
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (1.1%)
Legend Group                                                             398,000                          170,950
-----------------------------------------------------------------------------------------------------------------

ENERGY (1.3%)
CNOOC                                                                    109,000                          204,043
-----------------------------------------------------------------------------------------------------------------

METALS (0.7%)
Yanzhou Coal Mining Cl H                                                 196,000                          116,856
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (1.1%)
Cosco Pacific                                                             66,000                           73,622
Zhejiang Expressway                                                      224,000                          109,136
                                                                                               ------------------
Total                                                                                                     182,758
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.6%)
Sun Hung Kai Properties                                                   14,000                          100,970
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (1.6%)
China Mobile                                                             102,000                          262,214
-----------------------------------------------------------------------------------------------------------------

HUNGARY (1.3%)
BANKS AND SAVINGS & LOANS
OTP Bank                                                                  18,300(b)            $          208,362
-----------------------------------------------------------------------------------------------------------------

INDIA (5.7%)
BANKS AND SAVINGS & LOANS (1.9%)
Housing Development Finance                                               30,146(b)                       317,342
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (1.2%)
ITC Limited                                                               10,843(b)                       196,896
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (1.7%)
Infosys Technologies                                                       3,203                          273,234
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (0.9%)
Cipla Limited                                                              6,525                          143,830
-----------------------------------------------------------------------------------------------------------------

INDONESIA (1.2%)
BANKS AND SAVINGS & LOANS (0.3%)
PT Bank Danamon Indonesia                                                272,000                           47,283
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.9%)
Hanjiya Mandala Sampoerna                                                321,000                          153,217
-----------------------------------------------------------------------------------------------------------------

ISRAEL (2.2%)
BANKS AND SAVINGS & LOANS (0.7%)
Bank Hapoalim                                                             60,007(b)                       117,070
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (0.5%)
Check Point Software
  Technologies                                                             4,575(b)                        79,925
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (1.0%)
Teva Pharmaceutical Inds ADR                                               2,846                          167,095
-----------------------------------------------------------------------------------------------------------------

MALAYSIA (5.1%)
BANKS AND SAVINGS & LOANS (1.8%)
Malayan Banking Berhad                                                   121,900                          296,730
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.8%)
British American Tobacco
  Malaysia Berhad                                                         11,800                          127,316
-----------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.4%)
Maxis Communications
  Berhad                                                                 136,000                          230,842
-----------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (1.1%)
Resorts World Berhad                                                      67,300                          182,418
-----------------------------------------------------------------------------------------------------------------

MEXICO (7.7%)
BEVERAGES & TOBACCO (1.4%)
Grupo Modelo Series C                                                     93,877               $          224,631
-----------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.9%)
America Movil ADR Series L                                                13,657                          314,111
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (0.9%)
Grupo Aeroportuario
  del Sureste ADR                                                          9,900                          147,213
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (0.8%)
Wal-Mart de Mexico                                                        49,356                          135,234
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (2.7%)
Telefonos de Mexico ADR Cl L                                              14,390                          436,161
-----------------------------------------------------------------------------------------------------------------

RUSSIA (5.2%)
ENERGY (4.4%)
Lukoil Holding ADR                                                         5,062                          394,835
YUKOS ADR                                                                  5,650                          323,463
                                                                                               ------------------
Total                                                                                                     718,298
-----------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.8%)
VimpelCom ADR                                                              2,344(b)                       126,365
-----------------------------------------------------------------------------------------------------------------

SINGAPORE (1.0%)
BANKS AND SAVINGS & LOANS
United Overseas Bank                                                      22,000                          159,393
-----------------------------------------------------------------------------------------------------------------

SOUTH AFRICA (5.9%)
BANKS AND SAVINGS & LOANS (2.3%)
Standard Bank Group                                                       81,333                          365,055
-----------------------------------------------------------------------------------------------------------------

INSURANCE (1.0%)
Old Mutual                                                               102,700(b)                       155,948
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (0.9%)
Imperial Holdings                                                         17,700(b)                       141,866
-----------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (1.8%)
Sappi                                                                     23,492                          299,659
-----------------------------------------------------------------------------------------------------------------

SOUTH KOREA (17.1%)
AUTOMOTIVE & RELATED (0.5%)
Hyundai Motor                                                              2,530                           84,172
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (3.4%)
Kookmin Bank                                                              14,920                          543,869
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.9%)
KT&G                                                                       9,140                          151,267
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.8%)
Kumgang Korea Chemical                                                     1,490                          122,159
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (1.7%)
LG Chem                                                                    6,350                          278,629
-----------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - EMERGING MARKETS FUND

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONT.)

ELECTRONICS (8.6%)
LG Electronics                                                             5,990               $          325,364
Samsung Electronics                                                        2,850                        1,052,196
                                                                                               ------------------
Total                                                                                                   1,377,560
-----------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.3%)
SK Telecom                                                                 1,275                          217,505
-----------------------------------------------------------------------------------------------------------------

TAIWAN (13.3%)
AUTOMOTIVE & RELATED (0.9%)
China Motor                                                               85,750                          150,624
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (3.7%)
Chinatrust Financial Holding                                             425,130                          345,999
Taishin Financial Holdings                                               443,000                          252,899
Total                                                                                                     598,898
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Formosa Chemicals & Fibre                                                185,480                          242,181
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (3.4%)
Compal Electronics                                                       162,000                          246,619
Hon Hai Precision Inds                                                    73,600                          303,811
                                                                                               ------------------
Total                                                                                                     550,430
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS (2.9%)
Taiwan Semiconductor Mfg                                                 218,560                          428,700
United Microelectronics                                                   48,000                           45,751
                                                                                               ------------------
Total                                                                                                     474,451
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.9%)
Evergreen Marine                                                         207,060                          142,453
-----------------------------------------------------------------------------------------------------------------

THAILAND (3.8%)
BANKS AND SAVINGS & LOANS (1.9%)
Bangkok Bank                                                             149,300               $          307,030
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.9%)
Siam Cement                                                               35,900                          148,528
-----------------------------------------------------------------------------------------------------------------

HOME BUILDING (1.0%)
Land & Houses Public                                                     653,400                          170,148
-----------------------------------------------------------------------------------------------------------------

TURKEY (1.3%)
FOOD (0.7%)
Migros Turk T.A.S                                                     10,693,589                          115,194
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (0.6%)
Koc Holding                                                            9,422,000                           92,758
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $12,431,134)                                                                          $       14,532,859
-----------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
PREFERRED STOCK (3.6%)

BRAZIL
Banco Itau Holding
  Financeira                                                           4,353,000               $          329,599
-----------------------------------------------------------------------------------------------------------------

SOUTH KOREA
Samsung Electronics                                                        1,380                          249,472
-----------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCK
  (Cost: $506,188)                                                                             $          579,071
-----------------------------------------------------------------------------------------------------------------

                                                ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                          OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (6.1%)

U.S. GOVERNMENT AGENCY
Federal Natl Mtge Assn Disc Nts
   10-08-03                                             0.99%          $           500,000             $           499,456
   11-26-03                                             1.07                       500,000                         498,772
--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
  (Cost: $998,156)                                                                                     $           998,228
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost: $13,935,478)(d)                                                                               $        16,110,158
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $14,119,848 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                                        $   2,063,264
    Unrealized depreciation                                                                                              (72,954)
    ----------------------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation                                                                                    $   1,990,310
    ----------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - EQUITY SELECT FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                         VALUE(a)
COMMON STOCKS (96.2%)

BROKER DEALERS (2.2%)
Legg Mason                                                                51,985               $        3,734,083
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Sigma-Aldrich                                                             58,586                        3,207,584
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (1.6%)
Network Appliance                                                        112,500(b)                     2,521,125
NVIDIA                                                                    12,400(b)                       225,184
                                                                                               ------------------
Total                                                                                                   2,746,309
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (23.9%)
Acxiom                                                                   122,295(b)                     1,976,287
Advent Software                                                           47,614(b)                       804,677
BMC Software                                                             225,067(b)                     3,303,984
Citrix Systems                                                            18,800(b)                       387,092
Dendrite Intl                                                            212,305(b)                     3,089,038
Digital River                                                             26,000(b)                       693,680
DST Systems                                                               32,962(b)                     1,305,295
Electronic Arts                                                           11,450(b)                     1,027,638
Fair, Isaac & Co                                                          77,905                        4,565,232
Fiserv                                                                   122,613(b)                     4,763,514
Intuit                                                                    29,672(b)                     1,344,735
Investors Financial Services                                              56,945                        1,702,086
Juniper Networks                                                          56,300(b)                       969,486
Kronos                                                                     8,650(b)                       499,909
Magma Design Automation                                                   21,600(b)                       455,760
Manugistics Group                                                        134,265(b)                       617,619
McData Cl B                                                              147,934(b)                     1,488,216
Mercury Interactive                                                       10,900(b)                       478,401
NetScreen Technologies                                                    68,100(b)                     1,629,633
Paychex                                                                  121,155                        4,361,580
QLogic                                                                    13,500(b)                       661,770
Reynolds & Reynolds Cl A                                                  13,600                          395,080
SunGard Data Systems                                                     133,000(b)                     3,750,600
Symantec                                                                   3,200(b)                       183,776
Synopsys                                                                   2,450(b)                       167,115
                                                                                               ------------------
Total                                                                                                  40,622,203
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS (9.9%)
Altera                                                                    51,300(b)                     1,151,172
American Power Conversion                                                122,850                        2,201,472
Broadcom Cl A                                                             28,900(b)                       794,172
Integrated Circuit Systems                                                14,900(b)                       514,348
KLA-Tencor                                                                23,130(b)                     1,372,997
Maxim Integrated Products                                                 79,924                        3,589,387
Microchip Technology                                                     121,137                        3,393,047
Micron Technology                                                         39,000(b)                       560,040
Novellus Systems                                                          77,926(b)                     3,113,923
Symbol Technologies                                                       12,100                          163,834
                                                                                               ------------------
Total                                                                                                  16,854,392
-----------------------------------------------------------------------------------------------------------------

ENERGY (6.3%)
Apache                                                                    37,573               $        2,591,786
Murphy Oil                                                                63,288                        3,653,616
Newfield Exploration                                                      43,239(b)                     1,698,860
Pogo Producing                                                            59,193                        2,720,510
                                                                                               ------------------
Total                                                                                                  10,664,772
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
ENSCO Intl                                                                70,362                        1,966,618
Nabors Inds                                                               20,600(b),(c)                   827,090
                                                                                               ------------------
Total                                                                                                   2,793,708
-----------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (0.1%)
CapitalSource                                                             11,900(b)                       209,440
-----------------------------------------------------------------------------------------------------------------

FOOD (0.4%)
Performance Food Group                                                    17,243(b)                       676,098
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (14.8%)
American Pharmaceutical  Partners                                         34,600(b)                     1,648,344
Applera-Applied  Biosystems Group                                         81,119                        1,765,149
Biogen                                                                    51,639(b)                     2,037,675
Biomet                                                                   121,408                        3,609,459
Diagnostic Products                                                       80,435                        3,048,487
Esperion Therapeutics                                                     17,300(b)                       312,957
Gen-Probe                                                                 17,300(b)                     1,094,052
IDEC Pharmaceuticals                                                      57,345(b)                     1,992,739
Invitrogen                                                                55,816(b)                     3,218,909
MedImmune                                                                 93,810(b)                     3,271,154
St. Jude Medical                                                          15,300(b)                       796,671
Techne                                                                    67,255(b)                     2,255,733
                                                                                               ------------------
Total                                                                                                  25,051,329
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (6.9%)
AmerisourceBergen                                                         13,050                          759,641
Express Scripts Cl A                                                      49,509(b)                     3,208,678
First Health Group                                                        44,665(b)                     1,171,116
Health Management  Associates Cl A                                       167,650                        3,735,243
Lincare Holdings                                                          81,296(b)                     2,815,280
                                                                                               ------------------
Total                                                                                                  11,689,958
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL SERVICES (3.4%)
Cintas                                                                    44,281                        1,768,140
Fastenal                                                                 101,112                        4,087,958
                                                                                               ------------------
Total                                                                                                   5,856,098
-----------------------------------------------------------------------------------------------------------------

INSURANCE (0.2%)
Axis Capital Holdings                                                     15,300(b),(c)                  375,615
-----------------------------------------------------------------------------------------------------------------

MEDIA (3.9%)
Catalina Marketing                                                        45,880(b)            $          638,191
Citadel Broadcasting                                                      19,500(b)                       430,560
Univision Communications Cl A                                             94,166(b)                     3,530,283
Westwood One                                                              64,009(b)                     2,054,689
                                                                                               ------------------
Total                                                                                                   6,653,723
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (6.1%)
Danaher                                                                   39,807                        3,075,092
DeVry                                                                     98,475(b)                     2,555,426
Martin Marietta Materials                                                 44,536                        1,702,611
Robert Half Intl                                                          86,577(b)                     1,925,472
Strayer Education                                                         11,750                        1,122,125
                                                                                               ------------------
Total                                                                                                  10,380,726
-----------------------------------------------------------------------------------------------------------------

RESTAURANTS (5.1%)
Brinker Intl                                                              90,450(b)                     3,093,390
CBRL Group                                                                43,201                        1,506,851
Cheesecake Factory (The)                                                  49,448(b)                     1,801,885
Starbucks                                                                 82,252(b)                     2,339,247
                                                                                               ------------------
Total                                                                                                   8,741,373
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (7.3%)
99 Cents Only Stores                                                      93,420(b)                     3,347,239
Whole Foods Market                                                        78,539(b)                     4,267,024
Williams-Sonoma                                                          160,222(b)                     4,904,395
                                                                                               ------------------
Total                                                                                                  12,518,658
-----------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.6%)
Corning                                                                   46,700(b)                       385,275
JDS Uniphase                                                             209,000(b)                       718,960
                                                                                               ------------------
Total                                                                                                   1,104,235
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $147,828,652)                                                                         $      163,880,304
-----------------------------------------------------------------------------------------------------------------

                                                ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (4.1%)

U.S. GOVERNMENT AGENCY (3.0%)
Federal Natl Mtge Assn Disc Nts
   10-01-03                                             0.98%          $         1,000,000             $           999,093
   10-22-03                                             1.00                     1,300,000                       1,298,071
   11-12-03                                             1.07                     2,900,000                       2,894,053
                                                                                                       -------------------
Total                                                                                                            5,191,217
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
Societe Generale North America
   09-02-03                                             1.05                     1,800,000                       1,799,790
--------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
  (Cost: $6,990,680)                                                                                   $         6,991,007
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $154,819,332)(d)                                                                              $       170,871,311
==========================================================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - EQUITY SELECT FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 0.7% of net assets.

(d) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $155,653,190 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                                        $  18,633,071
    Unrealized depreciation                                                                                           (3,414,950)
--------------------------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation                                                                                    $  15,218,121
--------------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - GLOBAL BOND FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (94.7%)(c)

AUSTRALIA (1.7%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11                                            10.75%          $            50,000(d)          $            51,250
New South Wales Treasury
  (Australian Dollar)
   03-01-08                                             8.00                     4,150,000                       2,959,263
Telstra
  (U.S. Dollar)
   04-01-12                                             6.38                       250,000                         272,739
Westpac Banking
  (Japanese Yen)
   09-22-03                                             0.88                   220,000,000                       1,886,591
                                                                                                       -------------------
Total                                                                                                            5,169,843
--------------------------------------------------------------------------------------------------------------------------

AUSTRIA (2.9%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10                                             1.80                   530,000,000                       4,795,391
Republic of Austria
  (European Monetary Unit)
   10-20-07                                             5.50                     3,500,000                       4,153,339
                                                                                                       -------------------
Total                                                                                                            8,948,730
--------------------------------------------------------------------------------------------------------------------------

BRAZIL (1.0%)
Federal Republic of Brazil
  (U.S. Dollar)
   03-12-08                                            11.50                       700,000                         742,000
   04-15-10                                            12.00                     1,700,000                       1,786,700
   04-15-14                                             8.00                       714,217                         643,010
                                                                                                       -------------------
Total                                                                                                            3,171,710
--------------------------------------------------------------------------------------------------------------------------

CANADA (3.4%)
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10                                             4.90                       195,000(d)                      137,641
CanWest Media
  (U.S. Dollar) Series B
   04-15-13                                             7.63                       125,000                         129,375
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.25                       100,000(d)                       98,196
Conoco Funding
  (U.S. Dollar)
   10-15-11                                             6.35                       300,000                         326,513
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                                             8.75                        80,000                          84,600
Govt of Canada
  (Canadian Dollar)
   11-05-08                                             5.25                     1,000,000                       1,073,974
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                                             6.75                       150,000(d)                      148,125
Province of British Columbia
  (Canadian Dollar)
   08-23-10                                             6.38%                    3,900,000             $         3,070,405
Province of Ontario
  (Canadian Dollar)
   03-08-06                                             5.90                     2,000,000                       1,524,594
  (Japanese Yen)
   01-25-10                                             1.88                   180,000,000                       1,626,341
Province of Quebec
  (Japanese Yen) (MBIA Insured)
   05-09-13                                             1.60                    80,000,000(f)                      696,094
  (U.S. Dollar)
   12-01-05                                             6.50                     2,000,000                       1,536,662
Rogers Cable
  (U.S. Dollar)
   06-15-13                                             6.25                       165,000                         154,894
Sun Media
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.63                       100,000                         103,250
                                                                                                       -------------------
Total                                                                                                           10,710,664
--------------------------------------------------------------------------------------------------------------------------

COLOMBIA (0.5%)
Republic of Colombia
  (U.S. Dollar)
   01-23-12                                            10.00                     1,500,000                       1,620,000
--------------------------------------------------------------------------------------------------------------------------

CROATIA (0.1%)
Croatia
  (European Monetary Unit)
   03-14-11                                             6.75                       340,000                         411,921
--------------------------------------------------------------------------------------------------------------------------

DENMARK (0.9%)
Kingdom of Denmark
  (Danish Krone)
   03-15-06                                             8.00                     8,000,000                       1,321,974
Realkredit Danmark
  (Danish Krone)
   01-01-05                                             4.00                     9,000,000                       1,353,969
                                                                                                       -------------------
Total                                                                                                            2,675,943
--------------------------------------------------------------------------------------------------------------------------

DOMINICAN REPUBLIC (0.4%)
Dominican Republic
  (U.S. Dollar)
   01-23-13                                             9.04                     1,300,000(d)                    1,228,500
--------------------------------------------------------------------------------------------------------------------------

EL SALVADOR (0.3%)
Republic of El Salvador
  (U.S. Dollar)
   01-24-23                                             7.75                     1,010,000(d)                    1,040,300
--------------------------------------------------------------------------------------------------------------------------

FINLAND (2.2%)
Republic of Finland
  (European Monetary Unit)
   07-04-06                                             2.75                     6,380,000                       6,966,446
--------------------------------------------------------------------------------------------------------------------------

FRANCE (5.8%)
Cie Financement Foncier
  (European Monetary Unit)
   06-24-05                                             5.00%                      900,000             $         1,027,593
Crown Euro Holdings
  (U.S. Dollar)
   03-01-13                                            10.88                        25,000(d)                       27,375
Dexia Municipal Agency
  (European Monetary Unit)
   04-26-07                                             5.38                     2,200,000                       2,582,620
France Telecom
  (U.S. Dollar)
   03-01-06                                             8.70                       350,000                         388,986
Govt of France
  (European Monetary Unit)
   04-25-05                                             7.50                     2,800,000                       3,311,134
   01-12-07                                             3.75                     6,700,000                       7,495,176
   10-25-11                                             5.00                     2,300,000                       2,689,540
Michelin Finance Luxembourg
  (European Monetary Unit)
   04-16-09                                             6.13                       250,000                         298,157
Rhodia
  (U.S. Dollar)
   06-01-10                                             7.63                        10,000(d)                       10,200
   06-01-11                                             8.88                         5,000(d)                        5,025
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08                                             6.25                        85,000(d)                       85,000
                                                                                                       -------------------
Total                                                                                                           17,920,806
--------------------------------------------------------------------------------------------------------------------------

GERMANY (14.1%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09                                             5.00                     1,410,000(d)                    1,635,684
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13                                             1.40                    80,000,000                         684,848
DaimlerChrysler North American Holding
  (European Monetary Unit)
   01-16-07                                             5.63                       330,000                         379,549
Depfa Pfandbriefbank
  (European Monetary Unit)
   01-15-10                                             5.50                     1,200,000                       1,431,616
Deutsche Bank
  (European Monetary Unit)
   07-28-09                                             4.25                       250,000                         276,818
Deutsche Telekom Intl Finance
  (European Monetary Unit)
   05-29-07                                             7.50                       250,000                         305,813
  (U.S. Dollar)
   07-22-13                                             5.25                       700,000                         671,321
Eurohypo AG
  (European Monetary Unit)
   07-05-10                                             5.75                     1,500,000                       1,816,762

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

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
                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)
GERMANY (CONT.)

Federal Republic of Germany
  (European Monetary Unit)
   08-19-05                                             5.00%                    4,400,000             $         5,038,974
   07-04-08                                             4.13                     5,400,000                       6,089,278
   07-04-09                                             4.50                     5,500,000                       6,290,251
   01-04-10                                             5.38                     4,240,000                       5,066,628
   06-20-16                                             6.00                     2,914,364                       3,678,847
   07-04-27                                             6.50                     3,570,000                       4,821,803
Hypothekenbk In Essen
  (European Monetary Unit)
   07-06-09                                             4.25                     1,400,000                       1,567,100
KFW Intl Finance
  (British Pound)
   12-07-05                                             6.38                     1,600,000                       2,641,756
Westfaelische Hypobank
  (European Monetary Unit)
   04-24-06                                             4.75                     1,200,000                       1,372,289
                                                                                                       -------------------
Total                                                                                                           43,769,337
--------------------------------------------------------------------------------------------------------------------------

GREECE (3.3%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06                                             2.75                     4,700,000                       5,117,392
   05-18-11                                             5.35                     4,300,000                       5,106,200
                                                                                                       -------------------
Total                                                                                                           10,223,592
--------------------------------------------------------------------------------------------------------------------------

HUNGARY (1.8%)
Govt of Hungary
  (Hungarian Forint)
   04-12-05                                             7.75                   970,000,000                       4,062,840
   02-12-11                                             7.50                   390,000,000                       1,674,078
                                                                                                       -------------------
Total                                                                                                            5,736,918
--------------------------------------------------------------------------------------------------------------------------

IRELAND (--%)
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12                                             9.63                        60,000                          64,800
--------------------------------------------------------------------------------------------------------------------------

ITALY (2.8%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   11-01-26                                             7.25                     3,075,191                       4,458,785
Republic of Italy
  (Japanese Yen)
   03-27-08                                             3.80                   400,000,000                       3,908,687
Telecom Italia
  (European Monetary Unit)
   02-01-07                                             5.63                       250,000                         287,924
                                                                                                       -------------------
Total                                                                                                            8,655,396
--------------------------------------------------------------------------------------------------------------------------

JAPAN (2.4%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12                                             1.40                   770,000,000                       6,623,628
Toyota Motor Credit
  (Japanese Yen)
   06-09-08                                              .75                   113,000,000                         963,617
                                                                                                       -------------------
Total                                                                                                            7,587,245
--------------------------------------------------------------------------------------------------------------------------

MALAYSIA (0.2%)
Petronas Capital
  (U.S. Dollar)
   05-22-12                                             7.00%          $           700,000(d)          $           765,774
--------------------------------------------------------------------------------------------------------------------------

MEXICO (1.0%)
United Mexican States
  (U.S. Dollar)
   03-03-15                                             6.63                     3,060,000                       3,044,700
--------------------------------------------------------------------------------------------------------------------------

NETHERLANDS (2.2%)
Bank of Nederlandse Gemeenten
  (British Pound)
   08-06-07                                             7.38                       760,000                       1,317,264
Govt of Netherlands
  (European Monetary Unit)
   07-15-12                                             5.00                     4,500,000                       5,259,110
Intl Nederland Bank
  (European Monetary Unit) Sr Nts
   01-29-09                                             4.25                       300,000                         336,488
                                                                                                       -------------------
Total                                                                                                            6,912,862
--------------------------------------------------------------------------------------------------------------------------

NETHERLANDS ANTILLES (0.2%)
RWE Finance
  (European Monetary Unit)
   10-26-07                                             5.50                       250,000                         292,663
Vodafone Finance
  (European Monetary Unit)
   05-27-09                                             4.75                       360,000                         405,634
                                                                                                       -------------------
Total                                                                                                              698,297
--------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06                                             8.00                     5,100,000                       3,153,208
--------------------------------------------------------------------------------------------------------------------------

NORWAY (1.7%)
A/S Eksportfinans
  (Japanese Yen)
   06-21-10                                             1.80                   180,000,000                       1,610,614
Govt of Norway
  (Norwegian Krone)
   05-16-11                                             6.00                    27,000,000                       3,850,377
                                                                                                       -------------------
Total                                                                                                            5,460,991
--------------------------------------------------------------------------------------------------------------------------

PERU (0.4%)
Republic of Peru
  (U.S. Dollar)
   02-21-12                                             9.13                       250,000                         267,500
   02-06-15                                             9.88                       950,000                       1,045,000
                                                                                                       -------------------
Total                                                                                                            1,312,500
--------------------------------------------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
  (U.S. Dollar)
   01-15-19                                             9.88                       370,000                         386,650
--------------------------------------------------------------------------------------------------------------------------

POLAND (0.4%)
Republic of Poland
  (Polish Zloty)
   02-12-06                                             8.50                     4,850,000                       1,315,747
--------------------------------------------------------------------------------------------------------------------------

ROMANIA (0.1%)
Govt of Romania
  (European Monetary Unit)
   05-08-12                                             8.50%                      240,000             $           293,007
--------------------------------------------------------------------------------------------------------------------------

RUSSIA (0.5%)
Federation of Russia
  (U.S. Dollar)
   03-31-30                                             5.00                     1,300,000(d),(k)                1,187,875
   03-31-30                                             5.00                       300,000(k)                      274,500
                                                                                                       -------------------
Total                                                                                                            1,462,375
--------------------------------------------------------------------------------------------------------------------------

SINGAPORE (--%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                             6.50                       100,000(d)                       95,750
--------------------------------------------------------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08                                             0.98                    40,000,000                         332,388
--------------------------------------------------------------------------------------------------------------------------

SPAIN (5.2%)
Govt of Spain
  (European Monetary Unit)
   10-31-07                                             4.25                     7,300,000                       8,293,619
   01-31-10                                             4.00                     5,800,000                       6,433,496
La Caixa De Barcelona
  (European Monetary Unit)
   03-04-10                                             3.50                     1,500,000                       1,602,964
                                                                                                       -------------------
Total                                                                                                           16,330,079
--------------------------------------------------------------------------------------------------------------------------

SUPRA-NATIONAL (1.9%)
European Investment Bank
  (British Pound)
   12-07-06                                             7.63                     1,500,000                       2,586,091
Inter-American Development Bank
  (Japanese Yen)
   07-08-09                                             1.90                   361,000,000                       3,290,618
                                                                                                       -------------------
Total                                                                                                            5,876,709
--------------------------------------------------------------------------------------------------------------------------

SWEDEN (0.4%)
Govt of Sweden
  (Swedish Krona)
   04-20-06                                             3.50                    10,300,000                       1,227,569
--------------------------------------------------------------------------------------------------------------------------

UKRAINE (0.2%)
Govt of Ukraine
  (U.S. Dollar)
   06-11-13                                             7.65                       550,000(d)                      539,000
--------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (2.0%)
British Telecom
  (U.S. Dollar)
   12-15-10                                             8.38                       350,000                         415,337
GE Financial Assurance
  (Japanese Yen)
   06-20-11                                             1.60                    80,000,000                         662,367
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                                             5.25                       300,000                         299,190

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

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
                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

UNITED KINGDOM (CONT.)

United Kingdom Treasury
  (British Pound)
   12-07-06                                             7.50%                      350,000             $           606,483
   12-07-07                                             7.25                     2,350,000                       4,122,278
                                                                                                       -------------------
Total                                                                                                            6,105,655
--------------------------------------------------------------------------------------------------------------------------

UNITED STATES (33.6%)
Airgas
  (U.S. Dollar)
   10-01-11                                             9.13                        75,000                          82,500
Allied Waste North America
  (U.S. Dollar) Series B
   04-01-08                                             8.88                       100,000                         107,250
AmerisourceBergen
  (U.S. Dollar) Sr Nts
   11-15-12                                             7.25                        25,000                          25,250
ANR Pipeline
  (U.S. Dollar) Sr Nts
   03-15-10                                             8.88                       100,000                         105,500
AOL Time Warner
  (U.S. Dollar)
   05-01-12                                             6.88                       600,000                         652,120
Apogent Technologies
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                             6.50                       100,000(d)                       98,250
ASIF Global Financing
  (U.S. Dollar)
   01-17-13                                             4.90                       900,000(d)                      876,888
AT&T
  (U.S. Dollar)
   03-15-09                                             6.00                         5,000                           5,188
  (U.S. Dollar) Sr Nts
   11-15-06                                             7.00                       250,000                         277,243
AT&T Broadband
  (U.S. Dollar)
   03-15-13                                             8.38                        48,000                          57,013
AT&T Wireless Services
  (U.S. Dollar) Sr Nts
   03-01-11                                             7.88                       300,000                         338,868
Ball
  (U.S. Dollar)
   12-15-12                                             6.88                       145,000                         146,450
Bank of America
  (U.S. Dollar) Sr Nts
   02-01-07                                             5.25                       500,000                         532,010
  (U.S. Dollar) Sub Nts
   08-15-13                                             4.75                       500,000                         479,717
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08                                             5.88                       800,000                         860,646
Bear Stearns Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
   03-13-40                                             4.00                       393,406                         385,861
CBD Media/Finance
  (U.S. Dollar) Sr Sub Nts
   06-01-11                                             8.63                        60,000(d)                       63,000
Chiquita Brands Intl
  (U.S. Dollar) Sr Nts
   03-15-09                                            10.56                        75,000                          81,750
Choctaw Resort Development Enterprises
  (U.S. Dollar) Sr Nts
   04-01-09                                             9.25%          $            85,000             $            91,056
Citibank Credit Card Issuance Trust
  (U.S. Dollar) Series 2003-A5 Cl A5
   04-07-08                                             2.50                       200,000                         198,832
  (U.S. Dollar) Series 2003-A6 Cl A6
   05-17-10                                             2.90                       200,000                         200,970
Citicorp
  (Deutsche Mark)
   09-19-09                                             6.25                     3,000,000                       1,829,479
Coast Hotels & Casino
  (U.S. Dollar)
   04-01-09                                             9.50                        90,000                          95,850
Comcast
  (U.S. Dollar)
   03-15-11                                             5.50                       600,000                         603,305
Compass Minerals Group
  (U.S. Dollar)
   08-15-11                                            10.00                       115,000                         127,075
Cott Beverages
  (U.S. Dollar)
   12-15-11                                             8.00                        50,000                          52,250
D.R. Horton
  (U.S. Dollar) Sr Nts
   05-01-13                                             6.88                        75,000                          72,375
DaimlerChrysler North American Holding
  (U.S. Dollar)
   06-04-08                                             4.05                       500,000                         478,744
Del Monte
  (U.S. Dollar) Series B
   05-15-11                                             9.25                       100,000                         106,000
Dex Media West/Finance
  (U.S. Dollar) Sr Nts
   08-15-10                                             8.50                        35,000(d)                       38,063
  (U.S. Dollar) Sr Sub Nts
   08-15-13                                             9.88                        30,000(d)                       33,450
DirectTV Holdings/Finance
  (U.S. Dollar) Sr Nts
   03-15-13                                             8.38                        75,000(d)                       81,938
El Paso Production Holding
  (U.S. Dollar)
   06-01-13                                             7.75                        90,000(d)                       86,400
Emmis Communications
  (U.S. Dollar) Series B
   03-15-09                                             8.13                       110,000                         113,575
Euramax Intl
  (U.S. Dollar) Sr Sub Nts
   08-15-11                                             8.50                        25,000(d)                       25,250
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   01-15-06                                             5.25                       900,000                       1,038,675
  (U.S. Dollar)
   07-01-17                                             6.00                       686,863                         710,451
   09-01-17                                             6.50                       443,529                         465,248
   08-01-32                                             6.50                       451,636                         467,770
   04-01-33                                             6.00                     1,518,753                       1,548,374
Federal Natl Mtge Assn
  (U.S. Dollar)
   08-15-04                                             6.50%          $         1,000,000             $         1,048,165
   05-15-08                                             6.00                     3,000,000                       3,293,711
   01-01-13                                             4.92                       317,631                         314,806
   02-01-13                                             4.87                       820,634                         817,115
   04-01-17                                             6.50                       879,548                         931,343
   08-01-17                                             6.00                     1,267,626                       1,320,692
   09-01-17                                             6.00                       983,938                       1,024,668
   08-01-18                                             4.50                       500,000                         491,328
   09-01-18                                             5.00                     1,940,000(h)                    1,945,451
   10-01-18                                             5.00                     1,500,000(h)                    1,499,532
   10-01-18                                             5.50                     2,500,000(h)                    2,544,530
   09-01-23                                             5.00                       850,000(h)                      831,938
   03-01-29                                             6.50                       620,198                         642,685
   07-01-29                                             6.50                     1,100,000(h)                    1,137,125
   08-01-29                                             6.50                     2,500,000(h)                    2,578,125
   05-01-32                                             7.50                       698,379                         742,313
   07-01-32                                             6.50                       600,249                         621,320
   08-01-32                                             6.50                       667,933                         691,380
   11-01-32                                             7.50                     1,195,121                       1,270,305
   03-01-33                                             5.50                     1,482,390                       1,478,037
   03-01-33                                             6.00                     2,128,511                       2,164,046
   04-01-33                                             6.00                     3,304,138                       3,367,561
   07-01-33                                             7.00                     2,800,000(h)                    2,948,750
   09-01-33                                             5.00                       900,000(h)                      870,192
   10-01-32                                             5.50                     5,100,000(h)                    5,058,562
  Collateralized Mtge Obligation
  (U.S. Dollar)
   10-25-42                                             7.50                       457,895(l)                      494,670
Fisher Scientific Intl
  (U.S. Dollar) Sr Sub Nts
   09-01-13                                             8.00                        35,000(d)                       35,963
Ford Motor
  (U.S. Dollar)
   10-01-28                                             6.63                       326,000                         266,125
General Electric
  (U.S. Dollar)
   02-01-13                                             5.00                       550,000                         539,484
General Electric Capital
  (European Monetary Unit)
   06-20-07                                             5.13                       250,000                         289,449
Georgia-Pacific
  (U.S. Dollar) Sr Nts
   02-01-10                                             8.88                        65,000(d)                       68,250
   02-01-13                                             9.38                        25,000(d)                       26,750
GMAC
  (U.S. Dollar)
   09-15-06                                             6.13                     1,000,000                       1,043,427
Goldman Sachs Group
  (U.S. Dollar)
   05-15-09                                             6.65                       250,000                         277,528
   07-15-13                                             4.75                       300,000                         284,130

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

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
                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

UNITED STATES (CONT.)

Govt Natl Mtge Assn
  (U.S. Dollar)
   03-15-33                                             7.00%          $           349,449             $           369,513
   09-01-33                                             5.50                     1,200,000(h)                    1,198,128
  Collateralized Mtge Obligation
  Interest Only
  (U.S. Dollar)
   01-20-32                                            10.48                     3,000,000(b),(l)                  457,013
Grant Prideco Escrow
  (U.S. Dollar)
   12-15-09                                             9.00                       125,000                         131,563
Graphic Packaging Intl
  (U.S. Dollar) Sr Nts
   08-15-11                                             8.50                        25,000(d)                       26,125
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2002-C1 Cl A4
   01-11-35                                             4.95                       375,000                         368,825
Gulfterra Energy Partner
  (U.S. Dollar) Sr Nts
   06-01-10                                             6.25                        50,000(d)                       48,500
Hilton Hotels
  (U.S. Dollar)
   12-01-12                                             7.63                       100,000                         105,750
Household Finance
  (U.S. Dollar)
   10-15-11                                             6.38                       800,000                         856,294
Intl Paper
  (European Monetary Unit)
   08-11-06                                             5.38                       350,000                         399,767
IPALCO Enterprises
  (U.S. Dollar)
   11-14-08                                             8.38                       140,000                         147,000
J.P. Morgan Chase
  (U.S. Dollar) Sub Nts
   02-01-11                                             6.75                       300,000                         332,158
Jorgensen Earle M.
  (U.S. Dollar)
   06-01-12                                             9.75                        30,000                          31,650
Joy Global
  (U.S. Dollar) Series B
   03-15-12                                             8.75                        35,000                          37,800
Key Energy Services
  (U.S. Dollar) Sr Nts
   03-01-08                                             8.38                        65,000                          67,925
   05-01-13                                             6.38                        45,000                          42,750
Kinetic Concepts
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                             7.38                        60,000(d)                       60,000
L-3 Communications
  (U.S. Dollar)
   06-15-12                                             7.63                       150,000                         156,375
LaBranche
  (U.S. Dollar) Sr Sub Nts
   03-02-07                                            12.00                       175,000                         190,750
Lamar Media
  (U.S. Dollar)
   09-15-07                                             8.63                       165,000                         170,362
  (U.S. Dollar) Sr Sub Nts
   01-01-13                                             7.25                        40,000(d)                       41,500
Lehman Brothers Holdings
  (U.S. Dollar)
   08-07-08                                             3.50%          $           300,000             $           290,901
MacDermid
  (U.S. Dollar)
   07-15-11                                             9.13                        20,000                          22,000
MBNA Credit Card Master Note Trust
  (U.S. Dollar) Series 2003-A1 Cl A1
   07-15-10                                             3.30                       200,000                         197,086
Merisant
  (U.S. Dollar) Sr Sub Nts
   07-15-13                                             9.50                        60,000(d)                       63,600
Meritage
  (U.S. Dollar) Sr Nts
   06-01-11                                             9.75                        55,000                          58,644
Metris Master Trust
  (U.S. Dollar) Series 2001-1 Cl C
   12-20-07                                             2.85                       300,000(d)                      255,000
  (U.S. Dollar) Series 2001-3 Cl C
   07-21-08                                             2.80                       200,000(d)                      156,000
Mohegan Tribal Gaming
  (U.S. Dollar) Sr Sub Nts
   07-15-09                                             6.38                        25,000(d)                       24,938
Morgan Stanley, Dean Witter
  (European Monetary Unit)
   03-16-06                                             5.25                     1,100,000                       1,264,685
Morris Publishing
  (U.S. Dollar) Sr Sub Nts
   08-01-13                                             7.00                        35,000(d)                       35,000
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12                                             8.38                       170,000                         180,200
Nextel Communications
  (U.S. Dollar) Sr Nts
   08-01-15                                             7.38                        80,000                          80,000
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08                                             2.61                       200,000                         198,703
Northwest Pipeline
  (U.S. Dollar) Sr Nts
   03-01-10                                             8.13                         5,000                           5,200
NVR
  (U.S. Dollar) Sr Nts
   06-15-10                                             5.00                       210,000                         196,350
Offshore Logistics
  (U.S. Dollar)
   06-15-13                                             6.13                        15,000(d)                       14,250
Omnicare
  (U.S. Dollar) Sr Sub Nts
   06-01-13                                             6.13                       110,000                         104,775
Owens-Brockway Glass
  (U.S. Dollar)
   05-15-11                                             7.75                        70,000(d)                       70,350
Park Place Entertainment
  (U.S. Dollar) Sr Nts
   04-15-13                                             7.00                        20,000                          20,650
  (U.S. Dollar) Sr Sub Nts
   05-15-11                                             8.13                        40,000                          43,200
Peabody Energy
  (U.S. Dollar) Series B
   03-15-13                                             6.88%          $            95,000             $            95,000
Qwest
  (U.S. Dollar)
   11-01-04                                             7.20                        85,000                          86,275
Ryland Group
  (U.S. Dollar) Sr Nts
   06-01-08                                             5.38                       170,000                         168,725
SBC Communications
  (U.S. Dollar)
   08-15-12                                             5.88                       200,000                         211,318
Schuler Homes
  (U.S. Dollar)
   07-15-09                                             9.38                        40,000                          43,000
Smurfit-Stone Container
  (U.S. Dollar)
   10-01-12                                             8.25                        40,000                          41,400
Sonic Automotive
  (U.S. Dollar) Sr Sub Nts
   08-15-13                                             8.63                        30,000(d)                       30,300
Southern Natural Gas
  (U.S. Dollar) Sr Nts
   03-15-10                                             8.88                       105,000                         110,775
Sprint Capital
  (U.S. Dollar)
   03-15-12                                             8.38                       200,000                         227,144
SPX
  (U.S. Dollar) Sr Nts
   06-15-11                                             6.25                       155,000                         151,900
Stone Container
  (U.S. Dollar) Sr Nts
   07-01-12                                             8.38                        90,000                          95,400
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13                                             7.38                        15,000                          15,281
TD Funding
  (U.S. Dollar) Sr Sub Nts
   07-15-11                                             8.38                       100,000(d)                      104,250
Teco Energy
  (U.S. Dollar) Sr Nts
   06-15-10                                             7.50                        25,000                          24,375
Tenet Healthcare
  (U.S. Dollar) Sr Nts
   12-01-11                                             6.38                       115,000                         106,950
Toll
  (U.S. Dollar)
   02-01-09                                             8.13                        35,000                          36,838
TRAINS 10-2002
  (U.S. Dollar)
   01-15-12                                             6.96                     1,368,000(d),(e)                1,530,724
Transcontinental Gas Pipeline
  (U.S. Dollar) Series B
   08-15-11                                             7.00                       100,000                          98,125

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - GLOBAL BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

UNITED STATES (CONT.)
U.S. Treasury
  (U.S. Dollar)
   02-15-05                                             7.50%          $         5,700,000(g)          $         6,183,166
   11-15-05                                             5.75                       125,000                         134,878
   05-15-06                                             2.00                       626,000                         621,305
   08-15-06                                             2.38                       310,000                         309,055
   08-15-07                                             3.25                     1,968,000                       1,985,067
   08-15-13                                             4.25                     5,405,000                       5,314,628
   11-15-16                                             7.50                    13,000,000(g)                   16,208,867
   02-15-31                                             5.38                     3,030,000(g)                    3,095,097
Verizon Global Funding
  (U.S. Dollar)
   06-15-07                                             6.13                       500,000                         542,035
Wachovia
  (U.S. Dollar)
   08-15-08                                             3.50                       200,000                         195,042
Washington Mutual
  (U.S. Dollar) Sr Nts
   01-15-07                                             5.63                     1,000,000                       1,070,557
Wells Fargo
  (U.S. Dollar) Sr Nts
   02-15-07                                             5.13                       500,000                         529,043
William Carter
  (U.S. Dollar) Series B
   08-15-11                                            10.88%          $            60,000             $            66,000
XTO Energy
  (U.S. Dollar) Sr Nts
   04-15-12                                             7.50                       130,000                         139,750
   04-15-13                                             6.25                        80,000                          80,000
                                                                                                       -------------------
Total                                                                                                          104,773,640
--------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS
  (Cost: $288,181,764)                                                                                 $       295,989,052
--------------------------------------------------------------------------------------------------------------------------

                                                ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (13.9%)(j)

U.S. GOVERNMENT AGENCIES (4.2%)

Federal Home Loan Bank Disc Nt
   09-26-03                                             1.02%          $         3,800,000             $         3,796,886
Federal Natl Mtge Assn Disc Nt
   09-24-03                                             0.98                     9,400,000                       9,393,737
                                                                                                       -------------------
Total                                                                                                           13,190,623
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (9.6%)
BP Capital Markets
   09-02-03                                             1.10                    10,500,000                      10,498,716
Citigroup
   09-02-03                                             1.10                    14,000,000                      13,998,289
Receivables Capital
   09-18-03                                             1.06                     3,300,000(i)                    3,298,057
Societe Generale North America
   09-02-03                                             1.05                     2,300,000                       2,299,732
                                                                                                       -------------------
Total                                                                                                           30,094,794
--------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
  (Cost: $43,286,404)                                                                                  $        43,285,417
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $331,468,168)(m)                                                                              $       339,274,469
==========================================================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - GLOBAL BOND FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2003.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Represents ownership in a cash TRAINS (Targeted Return Index Securities) comprised of a portfolio of 23 corporate bonds selected to target a maturity range of 7 to 15 years in the corresponding Lehman Brothers Credit Index with a current maturity date of Jan 15, 2012.

(f) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

    MBIA -- Municipal Bond Investors Assurance

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

    TYPE OF SECURITY                                                                                              NOTIONAL AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
    PURCHASE CONTRACTS
    Eurodollar, Sept. 2003, 90-day                                                                                 $  16,250,000
    Eurodollar, Sept. 2007, 90-day                                                                                    15,000,000
    German bund, Sept. 2003, 10-year                                                                                   2,800,000

(h) At Aug. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $20,736,065.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At Aug. 31, 2003, cash or short-term securities were held to cover open call options on futures written as follows (see Note 8 to the financial statements):

                                                    NOTIONAL                 EXERCISE           EXPIRATION
    ISSUER                                           AMOUNT                   PRICE                DATE               VALUE(a)
    ----------------------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds, 10-year                 $   3,300,000               $ 110.00            Dec. 2003         $      61,360

    At Aug. 31, 2003, cash or short-term securities were designated to cover open put options on futures written as follows (see Note 8 to the financial statements):

                                                    NOTIONAL                 EXERCISE           EXPIRATION
    ISSUER                                           AMOUNT                   PRICE                DATE               VALUE(a)
    ----------------------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds, 10-year                 $   3,300,000               $ 110.00            Dec. 2003         $      70,640

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(l) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $331,532,298 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                                        $  11,438,789
    Unrealized depreciation                                                                                           (3,696,618)
    ----------------------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation                                                                                    $   7,742,171
    ----------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - GROWTH FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                                               SHARES                         VALUE(a)
COMMON STOCKS (86.6%)

AEROSPACE & DEFENSE (2.9%)
Boeing                                                                    18,300               $          684,237
Lockheed Martin                                                           88,500                        4,533,855
Northrop Grumman                                                           4,800                          458,304
United Technologies                                                        8,700                          698,175
                                                                                               ------------------
Total                                                                                                   6,374,571
-----------------------------------------------------------------------------------------------------------------

AIRLINES (0.4%)
JetBlue Airways                                                           15,100(b)                       813,890
-----------------------------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (0.3%)
U.S. Bancorp                                                              27,600                          659,640
-----------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (4.4%)
Altria Group                                                              78,500                        3,235,770
Anheuser-Busch                                                            20,500                        1,056,570
Coca-Cola                                                                 37,730                        1,642,010
Pepsi Bottling Group                                                      49,700                        1,198,764
PepsiCo                                                                   58,317                        2,597,439
                                                                                               ------------------
Total                                                                                                   9,730,553
-----------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.2%)
American Standard                                                          4,500(b)                       360,855
-----------------------------------------------------------------------------------------------------------------

CABLE (3.4%)
Comcast Cl A                                                              40,400(b)                     1,201,900
EchoStar Communications Cl A                                              61,600(b)                     2,273,040
NTL                                                                      103,900(b)                     4,180,936
                                                                                               ------------------
Total                                                                                                   7,655,876
-----------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.0%)
Vodafone Group                                                           642,300(c)                     1,175,972
Vodafone Group ADR                                                        53,200(c)                       973,560
                                                                                               ------------------
Total                                                                                                   2,149,532
-----------------------------------------------------------------------------------------------------------------

CHEMICALS (0.5%)
Dow Chemical                                                              13,300                          459,249
Eastman Chemical                                                          15,600                          558,636
                                                                                               ------------------
Total                                                                                                   1,017,885
-----------------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (2.5%)
Cisco Systems                                                             86,300(b)                     1,652,645
Dell                                                                      49,100(b)                     1,602,133
Sun Microsystems                                                         589,000(b)                     2,273,540
                                                                                               ------------------
Total                                                                                                   5,528,318
-----------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (6.3%)
Affiliated Computer Services Cl A                                         16,100(b)                       798,721
First Data                                                                74,300                        2,853,120
Microsoft                                                                353,846                        9,383,996
Network Associates                                                        16,100(b)                       224,112
Oracle                                                                    64,100(b)                       819,198
                                                                                               ------------------
Total                                                                                                  14,079,147
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS (0.4%)
Taiwan Semiconductor
  Mfg ADR                                                                 79,204(b),(c)        $          933,023
-----------------------------------------------------------------------------------------------------------------

ENERGY (3.4%)
Anadarko Petroleum                                                        44,300                        1,927,050
Apache                                                                    30,794                        2,124,170
Burlington Resources                                                      38,500                        1,864,170
Devon Energy                                                              12,791                          661,934
Newfield Exploration                                                      11,500(b)                       451,835
XTO Energy                                                                22,200                          465,978
                                                                                               ------------------
Total                                                                                                   7,495,137
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
ENSCO Intl                                                                22,645                          632,928
Halliburton                                                               31,500                          761,670
Rowan Companies                                                           26,680(b)                       668,067
Schlumberger                                                              67,674                        3,350,540
Transocean                                                                66,500(b)                     1,404,480
                                                                                               ------------------
Total                                                                                                   6,817,685
-----------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (2.7%)
Capital One Financial                                                      4,700                          250,980
Fannie Mae                                                                22,473                        1,456,026
Freddie Mac                                                               17,644                          937,779
MBNA                                                                      40,400                          942,936
Nomura Holdings                                                          130,000(c)                     1,891,840
Nomura Holdings ADR                                                       31,200(c)                       457,080
                                                                                               ------------------
Total                                                                                                   5,936,641
-----------------------------------------------------------------------------------------------------------------

FOOD (1.3%)
General Mills                                                              8,600                          398,696
Kellogg                                                                   22,600                          757,778
Kraft Foods Cl A                                                          61,300                        1,820,610
                                                                                               ------------------
Total                                                                                                   2,977,084
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (16.8%)
Allergan                                                                   6,446                          512,199
Amgen                                                                     58,595(b)                     3,861,411
Bard (CR)                                                                  5,400                          361,800
Becton, Dickinson & Co                                                    15,050                          549,927
Bristol-Myers Squibb                                                      31,400                          796,618
Gilead Sciences                                                           11,500(b)                       767,050
GlaxoSmithKline ADR                                                       34,000(c)                     1,320,220
Guidant                                                                   43,750                        2,196,250
Johnson & Johnson                                                         79,600                        3,946,568
Lilly (Eli)                                                               13,500                          898,155
Medco Health Solutions                                                     7,725(b)                       206,272
Medtronic                                                                 44,900                        2,226,142
Merck & Co                                                                64,100                        3,225,512
Millennium Pharmaceuticals                                                57,400(b)                       797,860
Mylan Laboratories                                                        19,200                          698,880
Pfizer                                                                   293,506                        8,781,699
Schering-Plough                                                          149,100                        2,264,829
Teva Pharmaceutical Inds ADR                                               7,200(c)                       422,726
Wyeth                                                                     92,100                        3,946,485
                                                                                               ------------------
Total                                                                                                  37,780,603
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (6.7%)
AmerisourceBergen                                                          7,600               $          442,396
Anthem                                                                     6,481(b)                       474,409
Cardinal Health                                                           27,800                        1,582,654
Caremark Rx                                                               89,600(b)                     2,251,648
IMS Health                                                                81,500                        1,586,805
Lincare Holdings                                                          21,500(b)                       744,545
McKesson                                                                  68,000                        2,226,320
Select Medical                                                            56,100(b)                     1,615,680
Tenet Healthcare                                                         114,900(b)                     1,844,145
WebMD                                                                    242,900(b)                     2,501,870
                                                                                               ------------------
Total                                                                                                  15,270,472
-----------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (5.0%)
Avon Products                                                              9,900                          634,590
Colgate-Palmolive                                                         41,700                        2,305,176
Gillette                                                                  82,800                        2,687,688
Kimberly-Clark                                                            47,800                        2,443,058
Procter & Gamble                                                          35,600                        3,107,524
                                                                                               ------------------
Total                                                                                                  11,178,036
-----------------------------------------------------------------------------------------------------------------

INSURANCE (1.8%)
ACE                                                                       20,500(c)                       660,100
Allstate                                                                  37,100                        1,326,325
Chubb                                                                     28,600                        1,943,084
                                                                                               ------------------
Total                                                                                                   3,929,509
-----------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (1.1%)
iShares MSCI Japan
  Index Fund                                                             292,100                        2,424,430
-----------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (1.0%)
Viacom Cl B                                                               47,200                        2,124,000
-----------------------------------------------------------------------------------------------------------------

MEDIA (4.7%)
Cendant                                                                  127,100(b)                     2,285,258
Disney (Walt)                                                             78,750                        1,614,375
InterActiveCorp                                                          113,830(b)                     4,212,844
Liberty Media Cl A                                                        50,950(b)                       616,495
Omnicom Group                                                             18,150                        1,417,515
Tribune                                                                    8,600                          397,750
                                                                                               ------------------
Total                                                                                                  10,544,237
-----------------------------------------------------------------------------------------------------------------

METALS (0.9%)
Freeport McMoRan
  Cooper & Gold Cl B                                                      63,800                        1,914,000
-----------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (2.2%)
General Electric                                                          74,400                        2,200,008
Harman Intl Inds                                                          10,900                        1,086,185
Sony                                                                      19,000(c)                       625,300
Tyco Intl                                                                 52,900(c)                     1,088,682
                                                                                               ------------------
Total                                                                                                   5,000,175
-----------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - GROWTH FUND

ISSUER                                                                SHARES                         VALUE(a)
COMMON STOCKS (CONTINUED)

PRECIOUS METALS (3.1%)
Barrick Gold                                                             171,200(c)            $        3,459,952
Glamis Gold                                                               16,100(b)                       227,171
Newmont Mining                                                            84,000                        3,297,840
                                                                                               ------------------
Total                                                                                                   6,984,963
-----------------------------------------------------------------------------------------------------------------

RESTAURANTS (1.8%)
McDonald's                                                               183,200                        4,107,344
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (3.8%)
Circuit City Stores                                                      249,500                        2,602,285
Home Depot                                                                89,509                        2,878,609
Kohl's                                                                    13,100(b)                       828,575
Staples                                                                   35,450(b)                       873,134
Wal-Mart Stores                                                           20,200                        1,195,234
                                                                                               ------------------
Total                                                                                                   8,377,837
-----------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.4%)
Kroger                                                                    35,300(b)                       678,113
Safeway                                                                   12,250(b)                       299,023
                                                                                               ------------------
Total                                                                                                     977,136
-----------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (3.6%)
China Mobile                                                                 900(c)                        24,336
Motorola                                                                 346,300                        3,715,799
Nokia ADR                                                                191,400(c)                     3,117,906
QUALCOMM                                                                  28,900                        1,192,992
                                                                                               ------------------
Total                                                                                                   8,051,033
-----------------------------------------------------------------------------------------------------------------

TEXTILES & APPAREL (0.9%)
Polo Ralph Lauren                                                         70,300                        2,059,790
-----------------------------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (--%)
Kinder Morgan Management LLC                                                   1                               36
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $174,224,900)                                                                         $      193,253,438
-----------------------------------------------------------------------------------------------------------------

                                                  EXERCISE             EXPIRATION
ISSUER                           CONTRACTS         PRICE                  DATE            VALUE(a)
OPTIONS PURCHASED (0.5%)
PUTS
Mini 100                           1,225          $ 130               Sept. 2003    $       186,812
  Index
Nasdaq 100
  Index                            6,895             28               Sept. 2003             17,238
Nasdaq 100
  Index                            4,945             32                Oct. 2003            407,962
S&P 500
  Index                              111            975               Sept. 2003             60,495
S&P 500
  Index                              188            980               Sept. 2003            122,200
S&P 500
  Index                              281            975                Oct. 2003            407,450
---------------------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
  (Cost: $3,224,688)                                                                $     1,202,157
---------------------------------------------------------------------------------------------------

                                                ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (14.4%)

U.S. GOVERNMENT AGENCY (10.4%)

Federal Natl Mtge Assn Disc Nts
   09-30-03                                             1.04%          $         3,000,000             $         2,997,325
   10-01-03                                             0.97                     3,200,000                       3,197,099
   10-08-03                                             0.99                     3,000,000                       2,996,737
   10-17-03                                             1.05                     3,100,000                       3,095,685
   10-22-03                                             1.00                     3,000,000                       2,995,549
   11-12-03                                             1.07                       500,000                         498,975
   11-19-03                                             1.01                     3,900,000                       3,891,212
   11-26-03                                             1.07                     3,500,000                       3,491,403
                                                                                                       -------------------
Total                                                                                                           23,163,985
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (4.0%)
AEGON Funding
   10-15-03                                             1.03                     2,000,000(d)                    1,997,232
   11-25-03                                             1.08                     2,600,000(d)                    2,593,200
Ciesco LLC
   09-02-03                                             1.07                     1,600,000                       1,599,810
Galaxy Funding
   10-17-03                                             1.07                       800,000(d)                      798,835
Receivables Capital
   09-18-03                                             1.06                     2,000,000(d)                    1,998,822
                                                                                                       -------------------
Total                                                                                                            8,987,899
--------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
  (Cost: $32,151,656)                                                                                  $        32,151,884
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $209,601,244)(e)                                                                              $       226,607,479
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 7.2% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $215,630,514 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                            $        15,216,063
    Unrealized depreciation                                                                                     (4,239,098)
--------------------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation                                                                        $        10,976,965
--------------------------------------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - HIGH YIELD BOND FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (94.3%)

AEROSPACE & DEFENSE (1.6%)
Alliant Techsystems
   05-15-11                                             8.50%          $         2,900,000             $         3,132,000
Armor Holdings
  Sr Sub Nts
   08-15-13                                             8.25                     1,505,000(d)                    1,557,675
L-3 Communications
   06-15-12                                             7.63                     5,885,000                       6,135,113
TD Funding
  Sr Sub Nts
   07-15-11                                             8.38                     2,560,000(d)                    2,668,800
                                                                                                       -------------------
Total                                                                                                           13,493,588
--------------------------------------------------------------------------------------------------------------------------

AIRLINES (0.2%)
United Air Lines
   01-01-14                                             7.78                     2,014,237                       1,471,319
--------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (2.2%)
Advanced Accessory System
  Sr Nts
   06-15-11                                            10.75                     2,170,000(d)                    2,256,800
Dana
   08-15-11                                             9.00                     1,600,000                       1,680,000
Delco Remy Intl
  Sr Nts
   12-15-07                                             8.63                       760,000                         733,400
LDM Technologies
  Series B
   01-15-07                                            10.75                     3,385,000                       3,368,075
RJ Tower
   06-01-13                                            12.00                     3,150,000(d)                    3,071,250
Tenneco Automotive
   07-15-13                                            10.25                     3,555,000(d)                    3,679,425
  Series B
   10-15-09                                            11.63                     1,600,000                       1,464,000
TRW Automotive
  Sr Sub Nts
   02-15-13                                            11.00                     1,980,000(d)                    2,267,100
                                                                                                       -------------------
Total                                                                                                           18,520,050
--------------------------------------------------------------------------------------------------------------------------

BROKER DEALERS (0.6%)
LaBranche
  Sr Sub Nts
   03-02-07                                            12.00                     4,880,000                       5,319,200
--------------------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (1.0%)
Associated Materials
   04-15-12                                             9.75                     2,655,000                       2,781,113
Interface
   04-01-08                                             7.30                     3,265,000                       2,807,900
Nortek
  Sr Sub Nts Series B
   06-15-11                                             9.88                     2,335,000                       2,440,075
                                                                                                       -------------------
Total                                                                                                            8,029,088
--------------------------------------------------------------------------------------------------------------------------

CABLE (6.2%)
Charter Communications Holdings LLC/Capital
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12                                            18.76%          $        14,730,000(h)          $         6,923,100
  Sr Nts
   11-15-09                                             9.63                     1,600,000                       1,224,000
   05-15-11                                            10.00                     5,610,000                       4,235,550
Coaxial Communications/Phoenix
   08-15-06                                            10.00                     2,610,000                       2,717,663
CSC Holdings
  Sr Nts
   07-15-08                                             7.25                     4,450,000                       4,450,000
  Sr Sub Deb
   05-15-16                                            10.50                     4,800,000                       5,232,000
DirecTV Holdings/Finance
  Sr Nts
   03-15-13                                             8.38                     7,030,000(d)                    7,680,274
EchoStar DBS
  Sr Nts
   01-15-09                                             9.13                     1,752,000                       1,940,340
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13                                             9.50                     2,060,000                       2,142,400
Mediacom Broadband LLC
   07-15-13                                            11.00                     1,620,000                       1,765,800
Mediacom LLC/Mediacom Capital
  Sr Nts
   01-15-13                                             9.50                     4,600,000                       4,645,999
Pegasus Satellite
  Sr Disc Nts
  (Zero coupon through 03-01-04,
  thereafter 13.50%)
   03-01-07                                            22.27                       440,000(h)                      283,800
  Sr Nts
   08-01-06                                            12.38                     3,660,000                       3,001,200
   01-15-10                                            11.25                     5,402,000(d)                    4,375,620
Rogers Cable
  (U.S. Dollar)
   06-15-13                                             6.25                     2,045,000(c)                    1,919,744
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   12-31-05                                            13.00                     1,699,707(c),(f),(i)               16,997
                                                                                                       -------------------
Total                                                                                                           52,554,487
--------------------------------------------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (8.9%)
ACC Escrow
  Sr Nts
   08-01-11                                            10.00                     6,530,000(d)                    6,954,450
Alamosa Delaware
   02-01-11                                            12.50                     4,600,000                       4,232,000
Alamosa Holdings
  (Zero coupon through 02-15-05,
  thereafter 12.88%)
   02-15-10                                            17.08                     1,900,000(h)                    1,396,500
American Tower
  Sr Nts
   02-01-09                                             9.38%          $         4,639,000             $         4,696,988
American Tower Escrow
  Zero Coupon
   08-01-08                                            14.66                       455,000(j)                      300,300
Crown Castle Intl
  Sr Nts
   05-15-11                                             9.00                     2,635,000                       2,674,525
   08-01-11                                             9.38                     2,335,000                       2,434,238
   08-01-11                                             9.50                     1,600,000                       1,656,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                                            12.25                    10,020,000                      10,721,399
Nextel Communications
  Sr Disc Nts
   10-31-07                                             9.75                     6,510,000                       6,705,300
  Sr Nts
   08-01-15                                             7.38                     8,695,000                       8,695,000
Nextel Partners
  Sr Nts
   03-15-10                                            11.00                     1,505,000                       1,617,875
Rural Cellular
  Sr Nts
   02-01-10                                             9.88                     2,710,000(d)                    2,696,450
  Sr Sub Nts Series B
   05-15-08                                             9.63                     5,545,000                       4,935,050
Triton PCS
  Sr Nts
   06-01-13                                             8.50                     2,705,000(d)                    2,894,350
US Unwired
  Series B (Zero coupon through 11-01-04,
  thereafter 13.38%)
   11-01-09                                            23.27                     5,555,000(h)                    3,083,025
Western Wireless
  Sr Nts
   07-15-13                                             9.25                     9,380,000(d)                    9,380,000
                                                                                                       -------------------
Total                                                                                                           75,073,450
--------------------------------------------------------------------------------------------------------------------------

CHEMICALS (4.3%)
Arco Chemical
   02-01-20                                             9.80                     3,435,000                       2,988,450
Avecia Group
  (U.S. Dollar)
   07-01-09                                            11.00                       740,000(c)                      629,000
Huntsman ICI Chemicals LLC
   07-01-09                                            10.13                     2,420,000                       2,286,900
Huntsman Intl LLC
  Sr Nts
   03-01-09                                             9.88                     2,805,000(d)                    2,889,150
   03-01-09                                             9.88                       250,000                         257,500

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)
CHEMICALS (CONT.)

IMC Global
  Series B
   06-01-08                                            10.88%          $           790,000             $           817,650
  Sr Nts
   08-01-13                                            10.88                     2,250,000(d)                    2,306,250
Lyondell Chemical
  Series A
   05-01-07                                             9.63                     2,860,000                       2,831,400
Noveon
  Pay-in-kind Series B
   08-31-11                                            13.00                     3,740,000(f),(i)                3,852,200
  Series B
   02-28-11                                            11.00                     2,785,000                       3,091,350
Resolution Performance
  Sr Sub Nts
   11-15-10                                            13.50                     6,565,000                       5,678,724
Resolution Performance Products
  LLC/RPP Capital
  Sr Nts
   04-15-10                                             9.50                     2,555,000                       2,529,450
Rhodia
  (U.S. Dollar)
   06-01-11                                             8.88                     3,285,000(c),(d)                3,301,425
Rockwood Specialties
  Sr Sub Nts
   05-15-11                                             9.63                     2,305,000(d)                    2,402,963
Sovereign Specialty Chemicals
   03-15-10                                            11.88                       490,000                         475,300
                                                                                                       -------------------
Total                                                                                                           36,337,712
--------------------------------------------------------------------------------------------------------------------------

ELECTRONICS (0.8%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                             6.50                     3,550,000(c),(d)                3,399,125
Worldspan LP/WS Financing
  Sr Nts
   06-15-11                                             9.63                     3,530,000(d)                    3,653,550
                                                                                                       -------------------
Total                                                                                                            7,052,675
--------------------------------------------------------------------------------------------------------------------------

ENERGY (5.1%)
Chesapeake Energy
  Sr Nts Series B
   03-15-12                                             8.50                     1,620,000                       1,701,000
Encore Acquisition
   06-15-12                                             8.38                     1,200,000                       1,248,000
Eott Energy Partners LP/Energy Finance
   10-01-09                                            11.00                    11,570,000(b)                   11,627,850
Forest Oil
   05-01-14                                             7.75                     2,250,000                       2,210,625
Gulfterra Energy Partner
  Sr Nts
   06-01-10                                             6.25                     5,815,000(d)                    5,640,550
Hanover Equipment Trust
  Series B
   09-01-11                                             8.75                     4,595,000                       4,572,025
Hilcorp Energy/Finance
  Sr Nts
   09-01-10                                            10.50                     9,000,000(d)                    9,472,500
Newfield Exploration
  Sr Nts
   03-01-11                                             7.63%          $           700,000             $           749,000
  Sr Sub Nts
   08-15-12                                             8.38                     2,938,000                       3,114,280
Westport Resources
   11-01-11                                             8.25                     2,105,000                       2,252,350
                                                                                                       -------------------
Total                                                                                                           42,588,180
--------------------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Dresser
   04-15-11                                             9.38                     3,640,000                       3,712,800
Grant Prideco
  Series B
   12-01-07                                             9.63                     3,150,000                       3,354,750
Grant Prideco Escrow
   12-15-09                                             9.00                     1,795,000                       1,889,238
Key Energy Services
  Sr Nts
   05-01-13                                             6.38                     1,075,000                       1,021,250
  Sr Nts Series C
   03-01-08                                             8.38                     2,545,000                       2,659,525
Offshore Logistics
   06-15-13                                             6.13                     1,350,000(d)                    1,282,500
Plains All American Pipeline
   10-15-12                                             7.75                     1,150,000                       1,219,000
                                                                                                       -------------------
Total                                                                                                           15,139,063
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (0.8%)
Metris Companies
   11-01-04                                            10.00                     3,955,000                       2,728,950
   07-15-06                                            10.13                     2,650,000                       1,828,500
Metris Master Trust
  Series 2001-1 Cl C
   12-20-07                                             2.86                     1,850,000(d)                    1,572,500
  Series 2001-3 Cl C
   07-21-08                                             2.81                     1,100,000(d)                      858,000
                                                                                                       -------------------
Total                                                                                                            6,987,950
--------------------------------------------------------------------------------------------------------------------------

FOOD (3.0%)
B&G Foods
  Series D
   08-01-07                                             9.63                     2,030,000                       2,060,450
Burns Philp Capital Property
  (U.S. Dollar)
   07-15-12                                             9.75                     5,590,000(c),(d)                5,422,300
  (U.S. Dollar) Sr Sub Nts
   02-15-11                                            10.75                     6,125,000(c),(d)                6,278,125
Chiquita Brands Intl
  Sr Nts
   03-15-09                                            10.56                     5,000,000                       5,450,000
Del Monte
  Series B
   05-15-11                                             9.25                     4,680,000                       4,960,800
Merisant
  Sr Sub Nts
   07-15-13                                             9.50                     1,400,000(d)                    1,484,000
                                                                                                       -------------------
Total                                                                                                           25,655,675
--------------------------------------------------------------------------------------------------------------------------

FURNITURE & APPLIANCES (0.2%)
Falcon Products
  Series B
   06-15-09                                            11.38%          $         1,855,000             $         1,409,800
--------------------------------------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (0.7%)
Apogent Technologies
  Sr Sub Nts
   05-15-13                                             6.50                     1,905,000(d)                    1,871,663
Kinetic Concepts
  Sr Sub Nts
   05-15-13                                             7.38                     4,350,000(d)                    4,350,000
                                                                                                       -------------------
Total                                                                                                            6,221,663
--------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (3.5%)
AmerisourceBergen
   11-15-12                                             7.25                     1,430,000                       1,444,300
Ardent Health Services
  Sr Sub Nts
   08-15-13                                            10.00                     4,965,000(d)                    5,033,269
Iasis Healthcare
   10-15-09                                             8.50                     3,345,000                       3,370,088
   10-15-09                                            13.00                     2,210,000                       2,469,675
Province Healthcare
  Sr Sub Nts
   06-01-13                                             7.50                     3,845,000                       3,700,813
Tenet Healthcare
  Sr Nts
   12-01-11                                             6.38                     1,540,000                       1,432,200
   06-01-12                                             6.50                     2,310,000                       2,148,300
Triad Hospitals
  Series B
   05-01-09                                             8.75                     2,195,000                       2,337,675
Vanguard Health Systems
   08-01-11                                             9.75                     7,170,000                       7,313,399
                                                                                                       -------------------
Total                                                                                                           29,249,719
--------------------------------------------------------------------------------------------------------------------------

HOME BUILDING (2.3%)
KB HOME
  Sr Sub Nts
   02-01-10                                             7.75                     1,290,000                       1,315,800
Lyon (William) Homes
   04-01-13                                            10.75                     3,435,000                       3,649,688
Meritage
   06-01-11                                             9.75                     3,420,000                       3,646,575
Schuler Homes
   07-15-11                                            10.50                     3,930,000                       4,342,650
Standard Pacific
  Sr Nts
   04-01-09                                             8.50                     1,250,000                       1,281,250
   09-15-10                                             9.50                       380,000                         408,500
  Sr Sub Nts
   04-15-12                                             9.25                       500,000                         525,000
WCI Communities
   02-15-11                                            10.63                     3,805,000                       4,042,812
                                                                                                       -------------------
Total                                                                                                           19,212,275
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

HOUSEHOLD PRODUCTS (0.4%)
Jafra Cosmetics/Distribution
  Sr Sub Nts
   05-15-11                                            10.75%          $         2,005,000(d)          $         2,105,250
Revlon Consumer Products
   12-01-05                                            12.00                     1,480,000                       1,420,800
                                                                                                       -------------------
Total                                                                                                            3,526,050
--------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL SERVICES (3.9%)
Alliance Laundry System
  Series B
   05-01-08                                             9.63                       190,000                         185,250
Allied Waste North America
   09-01-12                                             9.25                     2,705,000                       2,921,400
  Series B
   01-01-09                                             7.88                     1,170,000                       1,197,788
   08-01-09                                            10.00                     3,600,000                       3,897,000
  Sr Nts
   04-15-13                                             7.88                     5,600,000                       5,711,999
Interline Brands
  Sr Sub Nts
   05-15-11                                            11.50                     5,250,000(d)                    5,433,750
Intl Wire Group
  Series B
   06-01-05                                            11.75                       780,000                         397,800
  Sr Sub Nts
   06-01-05                                            11.75                       775,000                         395,250
Motors & Gears
  Sr Nts Series D
   11-15-06                                            10.75                     4,522,000                       3,911,530
Natl Waterworks
  Series B
   12-01-12                                            10.50                     3,075,000                       3,351,750
United Rentals North America
  Series B
   04-15-08                                            10.75                       770,000                         847,000
Williams Scotsman
   06-01-07                                             9.88                     2,000,000                       1,960,000
   08-15-08                                            10.00                     2,900,000(d)                    3,074,000
                                                                                                       -------------------
Total                                                                                                           33,284,517
--------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.3%)
Interpool
   08-01-07                                             7.20                     1,700,000                       1,649,000
   08-01-07                                             7.35                     1,085,000                       1,057,875
                                                                                                       -------------------
Total                                                                                                            2,706,875
--------------------------------------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (0.4%)
Remington Arms
   02-01-11                                            10.50                     2,990,000                       3,019,900
--------------------------------------------------------------------------------------------------------------------------

LODGING & GAMING (4.6%)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                                             9.25%          $         2,530,000             $         2,710,263
Extended Stay America
  Sr Sub Nts
   06-15-11                                             9.88                     1,970,000                       2,093,125
Hammons (John Q) Hotels
  1st Mtge Series B
   05-15-12                                             8.88                     1,070,000                       1,118,150
Hilton Hotels
   12-01-12                                             7.63                     1,310,000                       1,385,325
HMH Properties
  Series B
   08-01-08                                             7.88                     1,830,000                       1,839,150
MeriStar Hospitality
   01-15-08                                             9.00                     1,605,000                       1,588,950
  Sr Sub Nts
   08-15-07                                             8.75                     1,420,000                       1,292,200
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                                             8.38                     2,525,000                       2,720,688
Old Evangeline Downs
   03-01-10                                            13.00                     2,420,000(d)                    2,465,375
Park Place Entertainment
  Sr Sub Nts
   05-15-11                                             8.13                     3,670,000                       3,963,600
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12                                             8.38                     2,270,000                       2,190,550
RFS Partnership LP
   03-01-12                                             9.75                     1,490,000                       1,512,350
Riviera Holdings
   06-15-10                                            11.00                     1,600,000                       1,560,000
Starwood Hotels Resorts
   05-01-12                                             7.88                     1,470,000                       1,536,150
Trump Atlantic City Assn/Funding
  1st Mtge
   05-01-06                                            11.25                     1,920,000                       1,526,400
Venetian Casino/LV Sands
   06-15-10                                            11.00                     1,915,000                       2,178,313
Wheeling Island Gaming
   12-15-09                                            10.13                     2,575,000                       2,626,500
Wynn Las Vegas LLC
  2nd Mtge
   11-01-10                                            12.00                     3,770,000                       4,278,949
                                                                                                       -------------------
Total                                                                                                           38,586,038
--------------------------------------------------------------------------------------------------------------------------

MACHINERY (0.8%)
Columbus McKinnon
   08-01-10                                            10.00                     1,700,000(d)                    1,755,250
Joy Global
  Series B
   03-15-12                                             8.75                     2,150,000                       2,322,000
Terex
   07-15-11                                             9.25                     2,890,000                       3,085,075
                                                                                                       -------------------
Total                                                                                                            7,162,325
--------------------------------------------------------------------------------------------------------------------------

MEDIA (9.5%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09                                            13.00%          $         3,550,000(c)          $         3,971,563
American Media
   01-15-11                                             8.88                     2,245,000                       2,390,925
AOA Holdings LLC
  Sr Nts
   06-15-08                                            12.00                     6,500,000(i)                    7,000,499
Canwest Media
  (U.S. Dollar) Series B
   04-15-13                                             7.63                     1,290,000(c)                    1,335,150
  (U.S. Dollar) Sr Sub Nts
   05-15-11                                            10.63                     1,720,000(c)                    1,917,800
CBD Media/Finance
  Sr Sub Nts
   06-01-11                                             8.63                     1,990,000(d)                    2,089,500
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                                             8.75                     2,910,000(c)                    3,077,325
Dex Media East LLC/Finance
  Sr Nts
   11-15-09                                             9.88                     3,590,000                       4,065,675
Dex Media West/Finance
  Sr Nts
   08-15-10                                             8.50                     3,690,000(d)                    4,012,875
  Sr Sub Nts
   08-15-13                                             9.88                     5,795,000(d)                    6,461,424
Hollinger Intl Publishing
  Sr Nts
   12-15-10                                             9.00                     2,225,000                       2,308,438
   03-01-11                                            11.88                     1,445,000(c),(d)                1,578,663
Lamar Media
   09-15-07                                             8.63                       955,000                         986,038
   01-01-13                                             7.25                     2,265,000                       2,349,938
Nexstar Finance Holdings LLC
  (Zero coupon through 04-01-08,
  thereafter 11.38%)
   04-01-13                                            11.21                     3,820,000(h)                    2,635,800
Nexstar Finance LLC
   04-01-08                                            12.00                     3,638,000                       4,074,560
Paxson Communications
  (Zero coupon through 01-15-06,
  thereafter 12.25%)
   01-15-09                                            11.71                     3,215,000(h)                    2,572,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                                            11.13                     4,105,000(c)                    4,536,025
Radio One
  Series B
   07-01-11                                             8.88                     2,495,000                       2,725,788
Sinclair Broadcast Group
   03-15-12                                             8.00                     4,820,000                       5,024,849
Sun Media
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.63                     1,410,000(c)                    1,455,825

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

MEDIA (CONT.)

Susquehanna Media
  Sr Sub Nts
   05-15-09                                             8.50%          $         3,150,000             $         3,307,500
   04-15-13                                             7.38                       795,000                         809,906
United Artists Theatre
   07-01-15                                             9.30                     3,818,203                       3,722,748
Von Hoffman
   03-15-09                                            10.25                     2,895,000                       3,083,175
Von Hoffman Press
   05-15-07                                            10.38                     1,300,000                       1,300,000
                                                                                                       -------------------
Total                                                                                                           78,793,989
--------------------------------------------------------------------------------------------------------------------------

METALS (1.9%)
Euramax Intl
  Sr Sub Nts
   08-15-11                                             8.50                     3,355,000(d)                    3,388,550
Fastentech
  Sr Nts
   05-01-11                                            11.50                       500,000(d)                      505,000
Jorgensen Earle M
   06-01-12                                             9.75                     3,150,000                       3,323,250
Koppers Inds
   12-01-07                                             9.88                     3,430,000                       3,498,600
Peabody Energy
  Series B
   03-15-13                                             6.88                     3,360,000                       3,360,000
United States Steel
  Sr Nts
   05-15-10                                             9.75                     2,100,000                       2,131,500
                                                                                                       -------------------
Total                                                                                                           16,206,900
--------------------------------------------------------------------------------------------------------------------------

MISCELLANEOUS (1.5%)
Alderwoods Group
   01-02-09                                            12.25                     5,108,000                       5,465,560
Corrections Corp of America
  Sr Nts
   05-01-11                                             7.50                     2,970,000(d)                    3,029,400
Rent-Way
   06-15-10                                            11.88                     2,560,000(d)                    2,649,600
United Rentals
  Series B
   01-15-09                                             9.25                     1,545,000                       1,537,275
                                                                                                       -------------------
Total                                                                                                           12,681,835
--------------------------------------------------------------------------------------------------------------------------

MULTI-INDUSTRY (2.4%)
Jordan Inds
  Sr Nts Series D
   08-01-07                                            10.38                     3,390,000                       1,525,500
SPX
  Sr Nts
   06-15-11                                             6.25                     2,935,000                       2,876,300
   01-01-13                                             7.50                     1,605,000                       1,685,250
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08                                             6.25                    12,315,000(c),(d)               12,315,000
   04-15-10                                             9.25                     1,950,000(c),(d)                2,174,250
                                                                                                       -------------------
Total                                                                                                           20,576,300
--------------------------------------------------------------------------------------------------------------------------

PAPER & PACKAGING (5.8%)
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                                             7.25%          $         2,255,000(c),(d)      $         2,226,813
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11                                             9.50                     2,755,000(c),(d)                2,934,075
   03-01-13                                            10.88                     3,875,000(c),(d)                4,243,124
Crown Paper
  Sr Sub Nts
   09-01-05                                            11.00                     4,785,000(b)                          479
Doman Inds
  (U.S. Dollar) Sr Nts Series B
   11-15-07                                             9.25                     3,810,000(b),(c)                  685,800
Georgia-Pacific
   06-15-15                                             7.70                     2,940,000                       2,712,150
  Sr Nts
   02-01-10                                             8.88                     2,540,000(d)                    2,667,000
   02-01-13                                             9.38                     3,495,000(d)                    3,739,650
Graphic Packaging Intl
  Sr Nts
   08-15-11                                             8.50                     2,520,000(d)                    2,633,400
Jefferson Smurfit
   06-01-13                                             7.50                     1,705,000                       1,726,313
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12                                             9.63                     6,400,000(c)                    6,911,999
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                                             6.75                     1,750,000(c),(d)                1,728,125
Norske Skog Canada
  (U.S. Dollar)
   06-15-11                                             8.63                       300,000(c)                      305,250
Owens Brockway Glass
   02-15-09                                             8.88                       520,000                         546,000
   05-15-11                                             7.75                       475,000(d)                      477,375
   11-15-12                                             8.75                     2,220,000                       2,331,000
  Sr Nts
   05-15-13                                             8.25                     3,185,000(d)                    3,232,775
Plastipak Holdings
   09-01-11                                            10.75                     2,875,000                       3,119,375
Smurfit-Stone Container
   10-01-12                                             8.25                     3,070,000                       3,177,450
Stone Container
  Sr Nts
   07-01-12                                             8.38                     3,260,000                       3,455,600
                                                                                                       -------------------
Total                                                                                                           48,853,753
--------------------------------------------------------------------------------------------------------------------------

RESTAURANTS (0.4%)
Domino's
  Sr Sub Nts
   07-01-11                                             8.25                     3,605,000(d)                    3,785,250
--------------------------------------------------------------------------------------------------------------------------

RETAIL -- DRUGSTORES (0.6%)
Rite Aid
   07-01-08                                            11.25                     1,560,000                       1,669,200
   12-15-08                                             6.13                       500,000(d)                      445,000
   05-01-10                                             8.13                     3,010,000(d)                    3,085,250
                                                                                                       -------------------
Total                                                                                                            5,199,450
--------------------------------------------------------------------------------------------------------------------------

RETAIL -- GENERAL (1.2%)
Finlay Enterprises
   05-01-08                                             9.00%          $           495,000             $           491,288
Flooring America
  Series B
   10-15-07                                             9.25                     1,109,000(b)                          111
PCA LLC/PCA Finance
  Sr Nts
   08-01-09                                            11.88                     4,391,000                       4,764,234
Sonic Automotive
  Sr Sub Nts
   08-15-13                                             8.63                     1,725,000(d)                    1,742,250
United Auto Group
   03-15-12                                             9.63                     2,680,000                       2,870,950
                                                                                                       -------------------
Total                                                                                                            9,868,833
--------------------------------------------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.1%)
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04                                            10.25                     3,850,000(b)                      693,000
--------------------------------------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (3.4%)
Alaska Communications Systems Hldgs
  Sr Nts
   08-15-11                                             9.88                     4,000,000(d)                    4,020,000
Avaya
   04-01-09                                            11.13                       475,000                         532,000
Cincinnati Bell
   07-15-13                                             7.25                     5,985,000(d)                    5,856,861
Fairpoint Communications
  Sr Sub Nts
   05-01-10                                            12.50                     2,475,000                       2,623,500
  Sr Sub Nts Series B
   05-01-08                                             9.50                     2,810,000                       2,669,500
Marconi
  (U.S. Dollar)
   04-30-08                                             8.00                     2,200,000(c),(d)                2,013,000
NATG Holdings LLC/Orius Capital
  Series B
   02-01-10                                            12.75                     4,600,000(b)                        9,200
Qwest Capital Funding
   07-15-05                                             6.25                     1,585,000                       1,497,825
Qwest Services
   12-15-10                                            13.50                     8,238,000(d)                    9,432,510
                                                                                                       -------------------
Total                                                                                                           28,654,396
--------------------------------------------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (4.8%)
AES
   05-15-13                                             8.75                     5,370,000(d)                    5,477,401
Aquila
  Sr Nts
   11-15-09                                             7.63                     1,535,000                       1,274,050
   02-01-11                                             9.95                     4,435,000                       4,035,850
CMS Energy
  Sr Nts
   07-15-08                                             8.90                       375,000                         376,406
   08-01-10                                             7.75                     4,790,000(d)                    4,622,350

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

                                                 COUPON                     PRINCIPAL
ISSUER                                            RATE                       AMOUNT                          VALUE(a)
BONDS (CONTINUED)

UTILITIES -- ELECTRIC (CONT.)
FirstEnergy
  Series B
   11-15-11                                             6.45%          $         2,000,000             $         1,955,120
IPALCO Enterprises
   11-14-08                                             8.38                     1,940,000                       2,037,000
   11-14-11                                             8.63                     3,405,000                       3,575,250
Midwest Generation LLC
  Series A
   07-02-09                                             8.30                     2,200,000                       2,023,859
PG&E
   07-15-08                                             6.88                     2,905,000(d)                    2,955,750
PG&E Gas Transmission
  Sr Nts
   06-01-05                                             7.10                     3,910,000                       3,910,000
Southern Star Central
   08-01-10                                             8.50                     5,000,000(d)                    5,100,000
Teco Energy
  Sr Nts
   06-15-10                                             7.50                     3,150,000                       3,071,250
                                                                                                       -------------------
Total                                                                                                           40,414,286
--------------------------------------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (5.8%)
ANR Pipeline
   03-15-10                                             8.88                     4,515,000                       4,763,325
Calpine Canada Energy Finance
  (U.S. Dollar)
   05-01-08                                             8.50                     1,060,000(c)                      805,600
Colorado Interstate Gas
   06-15-05                                            10.00                     1,525,000                       1,635,563
Dynegy Holdings
   07-15-10                                             9.88                     1,370,000(d)                    1,390,550
   07-15-13                                            10.13                     1,600,000(d)                    1,656,000
El Paso
   06-15-12                                             7.88                     5,700,000(d)                    5,016,000
El Paso Production Holding
   06-01-13                                             7.75                     9,950,000(d)                    9,551,999
Northwest Pipeline
   12-01-07                                             6.63                     1,455,000                       1,447,725
   03-01-10                                             8.13                     1,715,000                       1,783,600
Sonat
   06-01-05                                             6.88                     3,125,000                       3,046,875
   07-15-11                                             7.63                     2,810,000                       2,444,700
Southern Natural Gas
   03-15-10                                             8.88                     3,700,000                       3,903,500
Transcontinental Gas Pipeline
   01-15-08                                             6.25                     1,700,000                       1,649,000
  Series B
   08-15-11                                             7.00                     3,980,000                       3,905,375
  Sr Nts Series B
   07-15-12                                             8.88                     2,030,000                       2,187,325
Williams Companies
  Sr Nts
   06-01-10                                             8.63                     3,910,000                       4,105,500
                                                                                                       -------------------
Total                                                                                                           49,292,637
--------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE SENIOR LOAN INTERESTS (3.2%)(L)
American Commercial Lines LLC
  Term Loan A
   06-30-05                                             5.13%          $         1,643,110             $         1,371,997
  Term Loan B
   06-30-06                                             5.38                     2,377,711                       1,997,277
Charter Communications
  Term Loan B
   03-18-08                                             3.88                     2,188,917                       2,038,429
Eott Energy
  Term Loan A
   03-31-03                                             9.00                     1,333,333                       1,320,000
  Term Loan B
   03-31-03                                            10.00                       666,667                         660,000
Metris Companies
  Term Loan
   06-30-04                                            12.00                     2,214,000                       2,147,580
Qwest
  Term Loan B
   06-30-10                                             6.95                    15,720,000(k)                   15,012,600
Rural Cellular
  Term Loan A
   04-03-08                                             6.00                     2,450,239                       2,339,978
                                                                                                       -------------------
Total                                                                                                           26,887,861
--------------------------------------------------------------------------------------------------------------------------

TOTAL BONDS
  (Cost: $776,189,698)                                                                                 $       794,510,089
--------------------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
COMMON STOCKS (--%)(b)
Davel Communications                                                     272,729               $            2,182
PFB Telecom Cl B                                                         204,171(g)                            --
Stellex Aerostructures                                                       268(g)                            --
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost: $8,533,931)                                                                           $            2,182
-----------------------------------------------------------------------------------------------------------------

ISSUER                                                               SHARES                          VALUE(a)
PREFERRED STOCKS & OTHER (2.3%)

CSC Holdings
  11.13% Cm Series M                                                      16,767               $        1,752,152
  11.75% Cm Series H                                                      40,975                        4,302,374
Dobson Communications
  12.25% Pay-in-kind                                                         750(f)                       753,750
  13.00% Pay-in-kind                                                       1,771(f)                     1,779,855
HMP Equity Holdings                                                        1,840(b)                       892,400
Intermedia Communications
  13.50% Pay-in-kind Series B                                                  1(f)                             9
NTL
  Warrants                                                                     1(b)                             2
Pegasus Satellite
  12.75% Cm Series B                                                          --                              338
SGW Holding
  Cm Pay-in-kind Series B                                                 20,650(f),(g),(i)                    --
  Cv Series A                                                              9,677(b),(g),(i)                    --
  Warrants                                                                   250(b),(g),(i)                    --
Varde Fund V LP                                                        5,000,000(b),(e),(i)             7,681,056
Wayland Investment
  Fund LLC                                                             6,000,000(b),(e),(i)             2,255,220
-----------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
  (Cost: $21,081,427)                                                                          $       19,417,156
-----------------------------------------------------------------------------------------------------------------

                                                ANNUALIZED                   AMOUNT
                                              YIELD ON DATE                PAYABLE AT
ISSUER                                         OF PURCHASE                  MATURITY                        VALUE(a)
SHORT-TERM SECURITIES (3.6%)

U.S. GOVERNMENT AGENCY (3.0%)
Federal Natl Mtge Assn Disc Nts
   09-17-03                                             1.00%          $         5,600,000             $         5,597,330
   11-12-03                                             1.07                    10,000,000                       9,979,490
   11-26-03                                             1.07                    10,000,000                       9,975,440
Total                                                                                                           25,552,260
--------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.6%)
BP Capital Markets
   09-02-03                                             1.10                     5,100,000                       5,099,377
--------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
  (Cost: $30,648,583)                                                                                  $        30,651,637
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $836,453,639)(m)                                                                              $       844,581,064
==========================================================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - HIGH YIELD BOND FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2003, the value of foreign securities represented 8.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g)  Negligible market value.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2003, is as follows:

                                                           ACQUISITION
     SECURITY                                                 DATES                  COST
     -----------------------------------------------------------------------------------------
     AOA Holdings LLC
        12.00% Sr Nts 2008                                   06-02-02           $    6,500,000
     Noveon
        13.00% Pay-in-kind Series B 2011                     03-10-03                3,740,000
     SGW Holding
        Cm Pay-in-kind Series B                       08-12-97 thru 08-26-03           271,392
        Cv Series A                                          08-12-97                  100,002
        Warrants                                             08-12-97                   78,900
     Varde Fund V LP                                  04-27-00 thru 06-19-00         5,000,000
     Veninfotel
        (U.S. Dollar) 13.00% Cv Pay-in-kind 2005      05-01-02 thru 03-10-03         1,566,810
     Wayland Investment Fund LLC                             05-17-00                6,671,880

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) At Aug. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,105,625.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(m) At Aug 31, 2003, the cost of securities for federal income tax purposes was $834,878,765 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $   45,353,273
     Unrealized depreciation                                                       (35,650,974)
     -----------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $    9,702,299
     -----------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - INTERNATIONAL FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                          SHARES                   VALUE(a)
COMMON STOCKS (96.1%)(c)

BRAZIL (0.8%)
ENERGY
Petroleo Brasileiro ADR                            298,222        $     6,083,729
---------------------------------------------------------------------------------

DENMARK (2.4%)
BANKS AND SAVINGS & LOANS (0.9%)
Danske Bank                                        354,576              6,500,739
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (0.7%)
Novo Nordisk Cl B                                  147,850              5,246,435
---------------------------------------------------------------------------------

MISCELLANEOUS (0.8%)
A P Moller - Maersk                                    896              5,881,969
---------------------------------------------------------------------------------

FINLAND (2.3%)
PAPER & PACKAGING (0.8%)
Stora Enso                                         438,876              5,714,644
---------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.6%)
Nokia                                              705,007             11,548,483
---------------------------------------------------------------------------------

FRANCE (9.1%)
AUTOMOTIVE & RELATED (1.1%)
Renault                                            137,230              8,271,496
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (1.9%)
BNP Paribas                                        286,831             14,290,692
---------------------------------------------------------------------------------

ENERGY (3.0%)
TotalFinaElf                                       142,584             21,869,047
---------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (0.7%)
Compagnie de Saint-Gobain                          129,364              5,054,801
---------------------------------------------------------------------------------

INSURANCE (0.7%)
AXA                                                289,244              5,128,609
---------------------------------------------------------------------------------

MACHINERY (1.7%)
Schneider Electric                                 230,272             12,433,469
---------------------------------------------------------------------------------

GERMANY (5.7%)
CHEMICALS (1.1%)
BASF                                               178,690              8,227,944
---------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (0.7%)
SAP                                                 45,296              5,435,540
---------------------------------------------------------------------------------

ELECTRONICS (1.2%)
Infineon Technologies                              228,448(b)           3,345,845
Siemens                                             89,093              5,516,776
                                                                  ---------------
Total                                                                   8,862,621
---------------------------------------------------------------------------------

INSURANCE (0.7%)
Allianz                                             59,760              5,328,228
---------------------------------------------------------------------------------

TEXTILES & APPAREL (0.6%)
Adidas-Salomon                                      55,597              4,655,516
---------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (0.5%)
E.ON                                                65,948              3,410,242
---------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.9%)
Deutsche Telekom                                   442,391(b)     $     6,314,112
---------------------------------------------------------------------------------

HONG KONG (1.2%)
FINANCIAL SERVICES
Cheung Kong                                      1,146,000              8,889,587
---------------------------------------------------------------------------------

INDIA (0.7%)
HOUSEHOLD PRODUCTS
Reckitt Benckiser                                  271,635              5,112,940
---------------------------------------------------------------------------------

IRELAND (0.7%)
BANKS AND SAVINGS & LOANS
Anglo Irish Bank                                   526,523              5,208,406
---------------------------------------------------------------------------------

ITALY (2.4%)
BANKS AND SAVINGS & LOANS (1.4%)
UniCredito Italiano                              2,211,279             10,269,436
---------------------------------------------------------------------------------

ENERGY (1.0%)
Eni                                                495,327              7,482,955
---------------------------------------------------------------------------------

JAPAN (22.5%)
AUTOMOTIVE & RELATED (1.9%)
Nissan Motor                                       550,000              5,906,325
Toyota Motor                                       290,000              8,003,085
                                                                  ---------------
Total                                                                  13,909,410
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (1.6%)
Mitsubishi Tokyo Financial Group                     1,063              6,195,063
Mitsui Fudosan                                     730,000              5,887,299
                                                                  ---------------
Total                                                                  12,082,362
---------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.8%)
Asahi Glass                                        800,000              5,622,215
---------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.1%)
NTT DoCoMo                                           3,092              7,949,949
---------------------------------------------------------------------------------

CHEMICALS (1.0%)
Shin-Etsu Chemical                                  65,400              2,567,124
Sumitomo Chemical                                1,350,000              4,882,585
                                                                  ---------------
Total                                                                   7,449,709
---------------------------------------------------------------------------------

ELECTRONICS (3.7%)
Alps Electric                                      133,000              2,261,502
Hitachi                                            538,000              2,932,533
Hitachi Maxell                                     244,800              3,543,600
Keyence                                             29,700              6,203,197
Murata Manufacturing                                17,200                967,021
Rohm                                                19,200              2,507,782
Tokyo Electron                                     120,000              8,453,891
                                                                  ---------------
Total                                                                  26,869,526
---------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (0.3%)
Daiwa House Inds                                   278,000              2,165,770
---------------------------------------------------------------------------------

FINANCIAL SERVICES (1.4%)
Nomura Holdings                                    450,000        $     6,548,680
Sumitomo Trust & Banking                           882,000              3,976,106
                                                                  ---------------
Total                                                                  10,524,786
---------------------------------------------------------------------------------

FURNITURE & APPLIANCES (1.0%)
Matsushita Electric Industrial                     590,000              7,524,169
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (1.0%)
Chugai Pharmaceutical                              193,600              2,050,819
Yamanouchi Pharmaceutical                          207,200              5,433,939
                                                                  ---------------
Total                                                                   7,484,758
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Kao                                                146,000              2,752,828
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.5%)
East Japan Railway                                   1,900              8,027,939
Yamato Transport                                   268,000              3,190,367
                                                                  ---------------
Total                                                                  11,218,306
---------------------------------------------------------------------------------

INSURANCE (0.4%)
Millea Holdings                                        291              3,017,741
---------------------------------------------------------------------------------

MACHINERY (1.1%)
Amada                                              600,000              2,591,704
SMC                                                 48,500              5,395,355
                                                                  ---------------
Total                                                                   7,987,059
---------------------------------------------------------------------------------

MEDIA (1.2%)
Dai Nippon Printing                                244,000              3,109,599
Dentsu                                                 387              1,701,500
Nippon Telegraph & Telephone                           922              4,061,604
                                                                  ---------------
Total                                                                   8,872,703
---------------------------------------------------------------------------------

MULTI-INDUSTRY (1.8%)
Canon                                              193,000              9,279,483
Mitsubishi                                         500,000              4,225,231
                                                                  ---------------
Total                                                                  13,504,714
---------------------------------------------------------------------------------

PAPER & PACKAGING (0.9%)
Nippon Unipac Holding                                1,500              6,864,930
---------------------------------------------------------------------------------

RETAIL -- GENERAL (0.6%)
Seven-Eleven Japan                                 167,000              4,565,735
---------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (0.8%)
Tokyo Electric Power                               298,900              5,815,076
---------------------------------------------------------------------------------

LUXEMBORG (1.5%)
METALS
Arcelor                                            868,914             11,209,270
---------------------------------------------------------------------------------

MEXICO (1.0%)
FINANCIAL SERVICES
Grupo Financiero BBVA Bancomer Cl B              8,681,260(b)           7,073,736
---------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - INTERNATIONAL FUND

ISSUER                                          SHARES                   VALUE(a)
COMMON STOCKS (CONTINUED)

NETHERLANDS (3.0%)
ENERGY (1.7%)
Royal Dutch Petroleum                              281,595        $    12,567,479
---------------------------------------------------------------------------------

INDUSTRIAL SERVICES (1.3%)
Koninklijke (Royal) Electronics                    396,140              9,655,268
---------------------------------------------------------------------------------

SINGAPORE (1.7%)
BANKS AND SAVINGS & LOANS (0.9%)
United Overseas Bank                               927,000              6,716,242
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.8%)
Keppel                                           1,896,000              5,678,590
---------------------------------------------------------------------------------

SOUTH KOREA (2.3%)
BEVERAGES & TOBACCO (1.0%)
KT&G                                               465,750              7,708,148
---------------------------------------------------------------------------------

ELECTRONICS (1.3%)
Samsung Electronics                                 25,310              9,344,239
---------------------------------------------------------------------------------

SWEDEN (2.6%)
BANKS AND SAVINGS & LOANS (0.6%)
Skandinaviska Enskilda AB Cl A                     475,477              4,549,366
---------------------------------------------------------------------------------

FURNITURE & APPLIANCES (0.8%)
Electrolux Cl B                                    263,273              5,872,412
---------------------------------------------------------------------------------

MACHINERY (1.2%)
Atlas Copco Cl A                                   284,780              8,514,926
---------------------------------------------------------------------------------

SWITZERLAND (6.9%)
BANKS AND SAVINGS & LOANS (1.4%)
UBS                                                197,214(b)          10,638,333
---------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (1.1%)
Holcim                                             211,047              8,363,221
---------------------------------------------------------------------------------

FOOD (1.1%)
Nestle                                              38,727              8,433,640
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (3.2%)
Novartis                                           516,616             18,996,625
Roche Holding                                       57,212              4,381,127
                                                                  ---------------
Total                                                                  23,377,752
---------------------------------------------------------------------------------

TAIWAN (2.4%)
BANKS AND SAVINGS & LOANS (0.8%)
Chinatrust Financial Holding                     6,966,360        $     5,669,676
---------------------------------------------------------------------------------

COMPUTER HARDWARE (0.5%)
Hon Hai Precision Inds                             882,000              3,640,787
---------------------------------------------------------------------------------

ELECTRONICS (1.1%)
Taiwan Semiconductor Mfg                         4,432,040              8,693,327
---------------------------------------------------------------------------------

UNITED KINGDOM (26.9%)
BANKS AND SAVINGS & LOANS (3.8%)
HBOS                                             1,028,309             11,450,758
Royal Bank of Scotland Group                       673,106             16,758,153
                                                                  ---------------
Total                                                                  28,208,911
---------------------------------------------------------------------------------

BEVERAGES & TOBACCO (2.1%)
British American Tobacco                           756,254              7,643,750
Diageo                                             728,828              7,816,147
                                                                  ---------------
Total                                                                  15,459,897
---------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (3.1%)
Vodafone Group                                  12,397,108             22,697,568
---------------------------------------------------------------------------------

ENERGY (2.5%)
BP                                               2,698,603             18,311,935
---------------------------------------------------------------------------------

FINANCIAL SERVICES (3.2%)
HSBC Holdings                                    1,841,169             23,676,753
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (4.1%)
AstraZeneca                                        197,212              7,580,146
GlaxoSmithKline                                  1,207,145             23,046,484
                                                                  ---------------
Total                                                                  30,626,630
---------------------------------------------------------------------------------

INSURANCE (1.1%)
Prudential                                       1,124,926              7,766,871
---------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (2.1%)
Carnival                                           317,527             10,321,206
Granda                                           3,331,058              5,400,625
                                                                  ---------------
Total                                                                  15,721,831
---------------------------------------------------------------------------------

LODGING & GAMING (0.4%)
William Hill                                       657,112              3,227,297
---------------------------------------------------------------------------------

MEDIA (1.9%)
British Sky  Broadcasting Group                    721,270(b)     $     7,552,554
United Business Media                              978,498              6,810,054
                                                                  ---------------
Total                                                                  14,362,608
---------------------------------------------------------------------------------

RETAIL -- GROCERY (0.9%)
Tesco                                            1,904,623              6,507,298
---------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.6%)
mm02                                            14,285,048(b)          11,975,551
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $672,651,750)                                              $   709,652,948
---------------------------------------------------------------------------------

                                             ANNUALIZED        AMOUNT
                                           YIELD ON DATE     PAYABLE AT
ISSUER                                      OF PURCHASE       MATURITY                VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.3%)

U.S. GOVERNMENT AGENCY (2.6%)
Federal Natl Mtge Assn Disc Nts
   10-01-03                                     0.97%       $    300,000        $      299,728
   11-12-03                                     1.07          10,300,000            10,278,874
   11-17-03                                     1.00           8,400,000             8,381,554
                                                                                --------------
Total                                                                               18,960,156
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.7%)
Fairway Finance
   09-02-03                                     1.10           5,100,000(d)          5,099,377
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $24,058,188)                                                             $   24,059,533
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $696,709,938)(e)                                                         $  733,712,481
==============================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $707,502,069 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $   47,389,973
     Unrealized depreciation                                                       (21,179,561)
     -----------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $   26,210,412
     -----------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - MANAGED FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                          SHARES                           VALUE(a)
COMMON STOCKS (61.4%)

AEROSPACE & DEFENSE (2.1%)
Boeing                                             216,800                $     8,106,152
General Dynamics                                    57,000                      4,908,270
Lockheed Martin                                    308,000                     15,778,840
Northrop Grumman                                   151,000                     14,417,480
Stellex Aerostructures                                 290(b),(h)                      --
United Technologies                                100,000                      8,025,000
                                                                          ---------------
Total                                                                          51,235,742
-----------------------------------------------------------------------------------------

AIRLINES (--%)
Northwest Airlines Cl A                            120,000(b)                   1,076,400
-----------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (0.2%)
General Motors                                     145,000                      5,959,500
-----------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (7.4%)
Bank of America                                    472,400                     37,437,699
Bank of New York                                   450,000                     13,239,000
Bank One                                           260,000                     10,262,200
FleetBoston Financial                              473,400                     14,007,906
Golden West Financial                               65,000                      5,607,550
Mellon Financial                                   319,700                     10,022,595
PNC Financial Services Group                       233,000                     11,090,800
U.S. Bancorp                                     1,045,400                     24,985,060
Wachovia                                           342,000                     14,415,300
Washington Mutual                                  281,000                     10,953,380
Wells Fargo                                        481,800                     24,157,452
                                                                          ---------------
Total                                                                         176,178,942
-----------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (2.6%)
Altria Group                                       617,300                     25,445,106
Coca-Cola                                          354,000                     15,406,080
Pepsi Bottling Group                               315,000                      7,597,800
PepsiCo                                            314,900                     14,025,646
                                                                          ---------------
Total                                                                          62,474,632
-----------------------------------------------------------------------------------------

BROKER DEALERS (2.6%)
J.P. Morgan Chase                                  722,000                     24,706,840
Merrill Lynch                                      356,800                     19,188,704
Morgan Stanley                                     405,000                     19,759,950
                                                                          ---------------
Total                                                                          63,655,494
-----------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.6%)
American Standard                                   59,700(b)                   4,787,343
Masco                                              198,000                      4,908,420
Temple-Inland                                      110,000                      5,475,800
                                                                          ---------------
Total                                                                          15,171,563
-----------------------------------------------------------------------------------------

CABLE (1.2%)
Comcast Cl A                                       277,814(b)                   8,264,967
Comcast Special Cl A                               188,200(b)                   5,337,352
EchoStar Communications Cl A                       180,000(b)                   6,642,000
NTL                                                246,700(b)                   9,927,208
                                                                          ---------------
Total                                                                          30,171,527
-----------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.1%)
Vodafone Group ADR                                 198,000(c)             $     3,623,400
-----------------------------------------------------------------------------------------

CHEMICALS (1.6%)
Dow Chemical                                       581,300                     20,072,289
du Pont (EI) de Nemours                            177,400                      7,936,876
Eastman Chemical                                    89,300                      3,197,833
Lyondell Chemical                                  370,000                      5,291,000
RPM Intl                                           245,000                      3,341,800
                                                                          ---------------
Total                                                                          39,839,798
-----------------------------------------------------------------------------------------

COMPUTER HARDWARE (1.9%)
Apple Computer                                     353,900(b)                   8,008,757
Cisco Systems                                       72,400(b)                   1,386,460
Dell                                               198,800(b)                   6,486,844
Hewlett-Packard                                  1,043,800                     20,792,496
Sun Microsystems                                 2,246,750(b)                   8,672,455
                                                                          ---------------
Total                                                                          45,347,012
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (1.3%)
Affiliated Computer Services Cl A                  128,100(b)                   6,355,041
Cadence Design Systems                             338,300(b)                   4,810,626
First Data                                          76,000                      2,918,400
Microsoft                                          679,400                     18,017,688
                                                                          ---------------
Total                                                                          32,101,755
-----------------------------------------------------------------------------------------

ELECTRONICS (1.2%)
ChipPAC Cl A                                       695,800(b)                   4,376,582
Micron Technology                                  360,000(b)                   5,169,600
Natl Semiconductor                                 215,000(b)                   6,265,100
Solectron                                          403,200(b)                   2,390,976
Teradyne                                           177,000(b)                   3,155,910
Texas Instruments                                  290,000                      6,916,500
                                                                          ---------------
Total                                                                          28,274,668
-----------------------------------------------------------------------------------------

ENERGY (4.9%)
Anadarko Petroleum                                  88,000                      3,828,000
Burlington Resources                               153,000                      7,408,260
ChevronTexaco                                      496,000                     36,143,520
ConocoPhillips                                     578,000                     32,275,520
Exxon Mobil                                        959,600                     36,176,919
                                                                          ---------------
Total                                                                         115,832,219
-----------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Schlumberger                                       175,000                      8,664,250
Transocean                                         475,000(b)                  10,032,000
Weatherford Intl                                   125,000(b)                   4,697,500
                                                                          ---------------
Total                                                                          23,393,750
-----------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES (0.4%)
Allied Waste Inds                                  882,950(b)                   9,765,427
-----------------------------------------------------------------------------------------

FINANCE COMPANIES (3.0%)
Citigroup                                        1,627,400                     70,547,790
-----------------------------------------------------------------------------------------

FINANCIAL SERVICES (2.8%)
Capital One Financial                              234,600                $    12,527,640
Fannie Mae                                         276,000                     17,882,040
Freddie Mac                                        319,300                     16,970,795
MBNA                                               874,500                     20,410,830
                                                                          ---------------
Total                                                                          67,791,305
-----------------------------------------------------------------------------------------

FOOD (0.6%)
General Mills                                      203,200                      9,420,352
Kraft Foods Cl A                                   188,100                      5,586,570
                                                                          ---------------
Total                                                                          15,006,922
-----------------------------------------------------------------------------------------

FURNITURE & APPLIANCES (0.1%)
Leggett & Platt                                    145,000                      3,358,200
-----------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (2.9%)
Bristol-Myers Squibb                               165,000                      4,186,050
Medco Health Solutions                             149,441(b)                   3,990,073
Merck & Co                                         428,200                     21,547,024
Pfizer                                             442,000                     13,224,640
Schering-Plough                                    951,800                     14,457,842
Wyeth                                              288,900                     12,379,365
                                                                          ---------------
Total                                                                          69,784,994
-----------------------------------------------------------------------------------------

HEALTH CARE SERVICES (1.2%)
AmerisourceBergen                                   40,000                      2,328,400
HCA                                                127,000                      4,824,730
Lincare Holdings                                   105,000(b)                   3,636,150
McKesson                                           157,000                      5,140,180
Select Medical                                     147,600(b)                   4,250,880
Tenet Healthcare                                   545,700(b)                   8,758,485
                                                                          ---------------
Total                                                                          28,938,825
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Clorox                                              77,000                      3,299,450
Kimberly-Clark                                     267,000                     13,646,370
Procter & Gamble                                   168,200                     14,682,178
                                                                          ---------------
Total                                                                          31,627,998
-----------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.3%)
Union Pacific                                      131,300                      8,001,422
-----------------------------------------------------------------------------------------

INSURANCE (3.9%)
ACE                                                212,800(c)                   6,852,160
Allstate                                           571,600                     20,434,700
American Intl Group                                389,600                     23,208,472
Chubb                                              211,500                     14,369,310
CIGNA                                               99,500                      4,744,160
Hartford Financial Services Group                  115,000                      6,120,300
Montpelier Re Holdings                              85,900(b),(c)               2,633,694
Prudential Financial                               171,000                      6,226,110
Travelers Property Casualty Cl A                   295,000                      4,540,050
Travelers Property Casualty Cl B                   161,997                      2,509,334
                                                                          ---------------
Total                                                                          91,638,290
-----------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

ISSUER                                          SHARES                           VALUE(a)
COMMON STOCKS (CONTINUED)

LEISURE TIME & ENTERTAINMENT (1.3%)
AOL Time Warner                                    432,000(b)             $     7,067,520
Mattel                                             327,300                      6,323,436
Viacom Cl B                                        384,900                     17,320,500
                                                                          ---------------
Total                                                                          30,711,456
-----------------------------------------------------------------------------------------

MACHINERY (0.7%)
Caterpillar                                         99,600                      7,154,268
Illinois Tool Works                                 75,000                      5,421,750
SPX                                                 87,100(b)                   4,298,385
                                                                          ---------------
Total                                                                          16,874,403
-----------------------------------------------------------------------------------------

MEDIA (2.6%)
Cendant                                            624,200(b)                  11,223,116
Disney (Walt)                                    1,012,300                     20,752,150
InterActiveCorp                                    116,300(b)                   4,304,263
Liberty Media Cl A                                 977,600(b)                  11,828,960
McGraw-Hill Companies                               50,000                      3,050,000
Scripps (EW) Cl A                                   40,000                      3,463,600
Tribune                                            168,000                      7,770,000
                                                                          ---------------
Total                                                                          62,392,089
-----------------------------------------------------------------------------------------

METALS (0.6%)
Alcan                                               90,000(c)                   3,273,300
Alcoa                                              230,000                      6,568,800
Phelps Dodge                                       110,000(b)                   5,278,900
                                                                          ---------------
Total                                                                          15,121,000
-----------------------------------------------------------------------------------------

MULTI-INDUSTRY (1.5%)
Dover                                              270,000                     10,265,400
General Electric                                   530,000                     15,672,100
ITT Inds                                            50,000                      3,254,000
Tyco Intl                                          390,000(c)                   8,026,200
                                                                          ---------------
Total                                                                          37,217,700
-----------------------------------------------------------------------------------------

PAPER & PACKAGING (1.0%)
Avery Dennison                                     172,900                      9,466,275
Bowater                                            145,000                      6,279,950
Intl Paper                                         135,000                      5,474,250
Weyerhaeuser                                        66,900                      3,980,550
                                                                          ---------------
Total                                                                          25,201,025
-----------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.6%)
Apartment Investment & Management Cl A              90,000                      3,469,500
Equity Office Properties Trust                     288,000                      8,012,160
Starwood Hotels & Resorts Worldwide                 96,000                      3,247,680
                                                                          ---------------
Total                                                                          14,729,340
-----------------------------------------------------------------------------------------

RESTAURANTS (0.7%)
Brinker Intl                                       196,000(b)                   6,703,200
McDonald's                                         478,200                     10,721,244
                                                                          ---------------
Total                                                                          17,424,444
-----------------------------------------------------------------------------------------

RETAIL -- GENERAL (1.9%)
BJ's Wholesale Club                                150,000(b)             $     3,276,000
Circuit City Stores                                419,500                      4,375,385
Costco Wholesale                                   156,000(b)                   5,006,040
Dollar General                                      79,000                      1,811,470
Home Depot                                         315,000                     10,130,400
Sonic Automotive                                   205,000(b)                   5,637,500
Staples                                            106,550(b)                   2,624,327
Target                                             166,300                      6,751,780
Wal-Mart Stores                                    119,000                      7,041,230
                                                                          ---------------
Total                                                                          46,654,132
-----------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.5%)
Kroger                                             317,000(b)                   6,089,570
Safeway                                            200,000(b)                   4,882,000
                                                                          ---------------
Total                                                                          10,971,570
-----------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.6%)
Motorola                                           584,300                      6,269,539
Nokia ADR                                          576,600(c)                   9,392,814
                                                                          ---------------
Total                                                                          15,662,353
-----------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (1.6%)
Dominion Resources                                 207,200                     12,552,179
DTE Energy                                          60,000                      2,094,600
Exelon                                             185,000                     10,896,500
FirstEnergy                                        200,000                      5,852,000
FPL Group                                           37,900                      2,344,494
Pepco Holdings                                     267,800                      4,651,686
                                                                          ---------------
Total                                                                          38,391,459
-----------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (2.6%)
BellSouth                                          895,800                     22,574,160
Davel Communications 383,987(b)                      3,072
KT ADR                                             365,000(c)                   6,880,250
SBC Communications                                 560,000                     12,594,400
Verizon Communications                             558,600                     19,729,752
                                                                          ---------------
Total                                                                          61,781,634
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,404,456,387)                                                    $ 1,483,930,180
-----------------------------------------------------------------------------------------

ISSUER                                          SHARES                           VALUE(a)
PREFERRED STOCKS & OTHER (--%)

Intermedia Communications
  13.50% Pay-in-kind Series B                           --(b),(e),(h)     $            --
Mexico Value Recovery Series B
  Rights                                         2,000,000(b),(c),(h)                  --
Mexico Value Recovery Series C
  Rights                                         2,000,000(b),(c),(h)                  --
Mexico Value Recovery Series D
  Rights                                         2,000,000(b),(c),(h)                  --
Mexico Value Recovery Series E
  Rights                                         2,000,000(b),(c),(h)                  --
Paxson Communications
  13.25% Pay-in-kind                                    --(e)                       1,167
Pegasus Satellite
  12.75% Cm Series B                                     1                            566
-----------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $981)                                                              $         1,733
-----------------------------------------------------------------------------------------

                                              COUPON      PRINCIPAL
ISSUER                                         RATE         AMOUNT               VALUE(a)
-----------------------------------------------------------------------------------------
BONDS (32.6%)

FOREIGN GOVERNMENT (0.2%)

United Mexican States
  (U.S. Dollar)
   03-03-15                                      6.63%  $  4,940,000(c)   $     4,915,300
-----------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.9%)
Federal Home Loan Mtge Corp
   07-15-13                                      4.50     30,200,000           28,983,847

Federal Natl Mtge Assn
   05-15-08                                      6.00     22,985,000           25,235,323

U.S. Treasury
   07-31-04                                      2.25      3,650,000(i)         3,683,076
   05-31-05                                      1.25      4,400,000            4,361,500
   06-30-05                                      1.13     28,320,000           27,967,104
   11-15-05                                      5.75     12,800,000           13,811,494
   05-15-06                                      2.00      7,418,000            7,362,365
   08-15-06                                      2.38      3,700,000            3,688,726
   08-15-07                                      3.25        290,000              292,515
   08-15-08                                      3.25      3,150,000            3,122,192
   08-15-13                                      4.25      9,970,000            9,803,302
   08-15-22                                      7.25      2,450,000(i)         3,019,243
   02-15-26                                      6.00      9,200,000(i)         9,949,653
   08-15-27                                      6.38     10,440,000(i)        11,840,432
   11-15-28                                      5.25      7,600,000            7,470,861
   02-15-31                                      5.38      5,848,000(i)         5,973,638
                                                                          ---------------
Total                                                                         166,565,271
-----------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (13.6%)(f)
Federal Home Loan Mtge Corp
   09-27-12                                      3.61      1,700,000            1,683,724
   05-01-13                                      4.50      1,943,535            1,925,049
   04-01-17                                      6.00      9,408,706            9,731,811
   08-01-18                                      5.00      8,487,387            8,535,955
   04-01-22                                      6.50     15,471,016           16,197,885
   10-01-22                                      6.50      1,637,546            1,714,482
   08-01-24                                      8.00        324,857              351,425
   12-01-30                                      5.50      5,899,394            5,898,803
   05-01-32                                      6.50     10,788,994           11,245,572
   07-01-32                                      7.00      4,759,960            5,009,023
   08-01-32                                      6.50      3,540,352            3,666,825
   09-01-32                                      6.50      1,016,721            1,053,041
   04-01-33                                      6.00      3,844,944            3,919,933
   05-01-33                                      5.50      3,976,052            3,961,104

  Collateralized Mtge Obligation
   10-15-18                                      5.00      1,700,000            1,719,125
   11-15-18                                      5.00      4,400,000            4,435,750
   02-15-33                                      5.50      2,418,136            2,511,983

  Interest Only
   02-15-14                                      9.85      1,200,000(l)           139,612
   06-15-18                                     24.49      1,095,148(l)            66,638

Federal Natl Mtge Assn
   06-01-10                                      6.50      1,517,491            1,604,994
   08-01-11                                      8.50        918,027              997,524
   01-01-13                                      4.92      2,952,976            2,926,708
   02-01-13                                      4.87      7,748,773            7,715,546
   06-01-13                                      4.54      3,196,559            3,097,259
   06-01-13                                      4.85      2,145,198            2,104,516
   10-01-13                                      4.50      2,000,000(k)         1,975,620
   04-01-14                                      5.50     11,872,787           12,173,822
   08-01-14                                      5.50      9,300,000(k)         9,497,625
   08-01-16                                      6.50      1,096,377            1,153,474

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

                                              COUPON      PRINCIPAL
ISSUER                                         RATE         AMOUNT               VALUE(a)
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)

MORTGAGE-BACKED SECURITIES (CONT.)

Federal Natl Mtge Assn (cont.)
   03-01-17                                      6.50%  $  2,823,103      $     2,970,123
   08-01-17                                      6.50      2,825,370            2,972,601
   08-01-18                                      4.50      4,000,000            3,930,625
   09-01-18                                      5.00     16,050,000(k)        16,095,102
   04-01-22                                      8.00        362,492              393,941
   08-01-22                                      7.00      1,094,289            1,155,165
   02-01-23                                      7.00        990,361            1,045,456
   04-01-23                                      8.50        694,362              758,775
   07-01-23                                      5.50      3,509,891(k)         3,541,666
   08-01-23                                      5.50      3,555,656(k)         3,587,845
   09-01-23                                      5.00      2,250,000(k)         2,202,188
   09-01-23                                      5.50      4,100,000(k)         4,137,117
   05-01-24                                      6.00      1,806,633            1,848,065
   06-01-24                                      9.00        389,513              432,129
   02-01-25                                      8.50        370,760              403,013
   05-01-25                                      8.50        341,461              371,165
   11-01-25                                      7.50        780,352              832,935
   03-01-26                                      7.00      1,092,058            1,154,673
   07-01-28                                      5.50      1,479,834            1,482,928
   02-01-29                                      7.00      1,805,882(k)         1,909,425
   03-01-29                                      6.50        221,555              229,737
   05-01-29                                      6.50      4,867,893            5,044,393
   07-01-29                                      7.00      3,306,387(k)         3,487,804
   07-01-29                                      6.00      5,000,000(k)         5,082,810
   08-01-29                                      7.00      1,079,706            1,138,948
   05-01-32                                      7.00      1,358,380            1,430,541
   08-01-32                                      6.50      6,281,098            6,501,587
   08-01-32                                      7.00        820,560              865,132
   09-01-32                                      6.00      7,052,102            7,173,557
   09-01-32                                      6.50      1,089,916            1,128,176
   10-01-32                                      5.50      8,400,000(k)         8,331,750
   10-01-32                                      7.00      2,346,942            2,471,618
   11-01-32                                      7.50      1,448,544            1,539,670
   12-01-32                                      7.00      4,101,090            4,318,950
   02-01-33                                      5.50      2,479,957            2,471,409
   02-01-33                                      6.00      3,235,562            3,289,580
   02-01-33                                      7.00      1,149,740            1,210,817
   02-28-33                                      6.00      5,938,621            6,058,617
   03-01-33                                      5.50     10,770,726           10,747,494
   03-31-33                                      5.50      1,976,273            1,969,059
   04-01-33                                      5.50      4,822,623            4,806,000
   04-01-33                                      6.00     11,458,844           11,676,316
   05-01-33                                      5.50      3,361,441            3,349,798
   05-01-33                                      6.00     16,137,682           16,447,430
   07-01-33                                      5.50      8,304,210            8,281,620
   09-01-33                                      5.00      9,550,000(k)         9,233,704

  Collateralized Mtge Obligation
   09-25-42                                      5.00      1,140,000            1,151,917
   10-25-42                                      7.50      1,831,580            1,978,679
   12-25-42                                      4.75      3,000,000            2,993,867

  Interest Only
   12-25-12                                     12.05      1,200,000(l)           114,019

Govt Natl Mtge Assn
   12-15-08                                      7.00      2,694,476            2,873,750
   03-15-33                                      7.00      1,528,839            1,616,619
   05-15-33                                      6.00      2,618,556            2,675,465
   09-01-33                                      5.50      7,200,000(k)         7,188,768
                                                                          ---------------
Total                                                                         327,119,366
-----------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
Alliant Techsystems
   05-15-11                                      8.50%  $    300,000      $       324,000
L-3 Communications
   06-15-12                                      7.63        400,000              417,000
Raytheon
   04-01-13                                      5.38      1,450,000            1,430,221
TD Funding
  Sr Sub Nts
   07-15-11                                      8.38        200,000(d)           208,500
                                                                          ---------------
Total                                                                           2,379,721
-----------------------------------------------------------------------------------------

AIRLINES (--%)
Northwest Airlines
   02-01-20                                      6.81        334,400              270,396
-----------------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (0.2%)
DaimlerChrysler North American Holding
   06-04-08                                      4.05      5,200,000            4,978,948
Ford Motor
   02-01-29                                      6.38        370,000              290,517
                                                                          ---------------
Total                                                                           5,269,465
-----------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (0.9%)
AmSouth Bank NA
  Sub Nts
   04-01-13                                      4.85      1,620,000            1,570,509
Bank of America
  Sub Nts
   02-15-10                                      7.80      4,700,000            5,508,786
Bank United
   03-15-09                                      8.00      3,500,000            4,061,512
Banknorth Group
   05-01-08                                      3.75        700,000              686,567
Credit Suisse First Boston USA
   01-15-12                                      6.50      1,260,000            1,355,451
Fifth Third Bank
   08-15-08                                      3.38        590,000              575,462
Fleet Natl Bank
  Sub Nts
   01-15-09                                      5.75        560,000              599,738
Wachovia
   08-15-08                                      3.50      1,200,000            1,170,252
Wells Fargo Bank NA
  Sub Nts
   02-01-11                                      6.45      5,000,000            5,498,785
                                                                          ---------------
Total                                                                          21,027,062
-----------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.2%)
Diageo Capital
  (U.S. Dollar)
   11-19-07                                      3.50      3,500,000(c)         3,467,954
   03-20-08                                      3.38        590,000(c)           579,209
                                                                          ---------------
Total                                                                           4,047,163
-----------------------------------------------------------------------------------------

BROKER DEALERS (0.6%)
Goldman Sachs Group
   01-15-11                                      6.88%  $    770,000      $       855,937
   04-01-13                                      5.25        720,000              709,695
   07-15-13                                      4.75      1,170,000            1,108,107
LaBranche
  Sr Sub Nts
   03-02-07                                     12.00        150,000              163,500
Lehman Brothers Holdings
   08-07-08                                      3.50      2,300,000            2,230,241
Merrill Lynch
   11-15-07                                      4.00      1,200,000            1,199,159
Morgan Stanley
   04-15-11                                      6.75      1,930,000            2,127,688
   03-01-13                                      5.30      2,320,000            2,281,047
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40                                      3.27      2,973,890            2,809,519
  Series 2003-T11 Cl A2
   06-13-41                                      4.34      2,420,000            2,396,994
Morgan Stanley, Dean Witter Capital 1
  Series 2002-IQ2 Cl A2
   12-15-35                                      5.16        380,000              396,038
  Series 2002-IQ2 Cl A3
   12-15-35                                      5.52        670,000              697,530
                                                                          ---------------
Total                                                                          16,975,455
-----------------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (--%)
Ryland Group
  Sr Nts
   06-01-08                                      5.38        730,000              724,525
-----------------------------------------------------------------------------------------

CABLE (0.4%)
Comcast
   03-15-11                                      5.50      5,790,000            5,821,902
Comcast Cable Communications
   11-15-08                                      6.20      2,100,000            2,250,079
Cox Communications
   06-01-13                                      4.63        770,000              713,074
DirectTV Holdings/Finance
  Sr Nts
   03-15-13                                      8.38        250,000(d)           273,125
Rogers Cable
  (U.S. Dollar)
   06-15-13                                      6.25        440,000(c)           413,050
                                                                          ---------------
Total                                                                           9,471,230
-----------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.1%)
AT&T Wireless Services
  Sr Nts
   03-01-11                                      7.88      2,650,000            2,993,331
Nextel Communications
  Sr Nts
   08-01-15                                      7.38        150,000              150,000
                                                                          ---------------
Total                                                                           3,143,331
-----------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

                                              COUPON      PRINCIPAL
ISSUER                                         RATE         AMOUNT                   VALUE(a)
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)

CHEMICALS (0.1%)
Airgas
   10-01-11                                      9.13%  $    225,000          $       247,500
Compass Minerals Group
   08-15-11                                     10.00        225,000                  248,625
Dow Chemical
   02-01-11                                      6.13      1,205,000                1,251,228
MacDermid
   07-15-11                                      9.13        200,000                  220,000
Praxair
   06-15-08                                      2.75        660,000                  622,552
Rhodia
  (U.S. Dollar)
   06-01-10                                      7.63         48,000(c,d)              48,960
   06-01-11                                      8.88         30,000(c,d)              30,150
                                                                              ---------------
Total                                                                               2,669,015
---------------------------------------------------------------------------------------------

ELECTRONICS (--%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   05-15-13                                      6.50        100,000(c,d)              95,750
---------------------------------------------------------------------------------------------

ENERGY (0.4%)
Amerada Hess
   08-15-11                                      6.65        360,000                  387,253
Conoco Funding
  (U.S. Dollar)
   10-15-06                                      5.45      2,000,000(c)             2,145,968
   10-15-11                                      6.35      4,970,000(c)             5,409,229
Devon Financing
   09-30-11                                      6.88        740,000                  817,523
Gulfterra Energy Partner
  Sr Nts
   06-01-10                                      6.25        215,000(d)               208,550
Newfield Exploration
  Sr Sub Nts
   08-15-12                                      8.38        550,000                  583,000
Westport Resources
   11-01-11                                      8.25        350,000                  374,500
XTO Energy
  Sr Nts
   04-15-12                                      7.50        320,000                  344,000
   04-15-13                                      6.25        180,000                  180,000
                                                                              ---------------
Total                                                                              10,450,023
---------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (--%)
Grant Prideco Escrow
   12-15-09                                      9.00        400,000                  421,000
Key Energy Services
  Sr Nts
   03-01-08                                      8.38        180,000                  188,100
   05-01-13                                      6.38        110,000                  104,500
Offshore Logistics
   06-15-13                                      6.13         60,000(d)                57,000
                                                                              ---------------
Total                                                                                 770,600
---------------------------------------------------------------------------------------------

FINANCE COMPANIES (1.0%)
Citigroup
  Sub Nts
   10-01-10                                      7.25%  $ 11,050,000          $    12,653,399
Ford Motor Credit
   10-28-09                                      7.38      2,500,000                2,574,800
GMAC
   09-15-11                                      6.88      5,540,000                5,542,050
Household Finance
   05-15-11                                      6.75      2,410,000                2,644,493
                                                                              ---------------
Total                                                                              23,414,742
---------------------------------------------------------------------------------------------

FINANCIAL SERVICES (1.8%)
Banc of America
  Commerical Mtge Obligation
  Series 2002-2 Cl A3
   07-11-43                                      5.12      3,000,000                3,012,402
Bank of America
  First Union NB Commercial Mtge
  Series 2001-3 Cl A2
   04-11-37                                      5.46        910,000                  939,201
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                                      4.00      3,230,851                3,168,883
Capital One Bank
  Sr Nts
   02-01-06                                      6.88        390,000                  418,184
Chase Manhattan Bank-First Union Natl
  Series 1999-1 C1 A2
   08-15-31                                      7.44      1,750,000                1,997,217
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10                                      3.10      2,400,000                2,329,800
  Series 2003-A6 Cl A6
   05-17-10                                      2.90      2,000,000                2,009,700
Commerical Mtge Acceptance
  Series 1998-C1 C1 A2
   07-15-31                                      6.49      3,600,000                3,958,036
Greenwich Capital Commercial Funding
  Series 2002-C1 Cl A4
   01-11-35                                      4.95      3,505,000                3,447,279
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                                      5.25      2,000,000(c)             1,994,598
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A2
   09-15-26                                      4.02      3,000,000                2,992,609
  Series 2002-C4 Cl A5
   09-15-31                                      4.85      1,000,000                  979,132
  Series 2003-C3 Cl A2
   06-15-36                                      3.09      3,300,000                3,160,004
MBNA Credit Card Master Note Trust
  Series 2003-A1 Cl A1
   07-15-10                                      3.30      1,285,000                1,266,278
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08                                      2.61        550,000                  546,433
Residential Asset Securities
  Series 2002-KS1 Cl A14
   11-25-29                                      5.86%  $  1,800,000          $     1,865,106
SLM
   03-17-08                                      3.63      1,180,000                1,163,137
TIAA Global Markets
   11-15-07                                      4.13      4,300,000(d)             4,351,767
   01-22-08                                      3.88        730,000(d)               731,672
Toyota Motor Credit
   08-01-08                                      2.88      1,050,000                1,006,520
                                                                              ---------------
Total                                                                              41,337,958
---------------------------------------------------------------------------------------------

FOOD (0.3%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11                                     10.75         75,000(c),(d)            76,875
Chiquita Brands Intl
  Sr Nts
   03-15-09                                     10.56        200,000                  218,000
Del Monte
  Sr Sub Nts
   12-15-12                                      8.63        150,000(d)               156,750
General Mills
   02-15-12                                      6.00      1,950,000                2,056,899
Kellogg
  Series B
   04-01-11                                      6.60      2,350,000                2,592,402
Kraft Foods
   11-01-11                                      5.63      1,810,000                1,817,530
Merisant
  Sr Sub Nts
   07-15-13                                      9.50        155,000(d)               164,300
                                                                              ---------------
Total                                                                               7,082,756
---------------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (--%)
Apogent Technologies
  Sr Sub Nts
   05-15-13                                      6.50        200,000(d)               196,500
Kinetic Concepts
  Sr Sub Nts
   05-15-13                                      7.38        100,000(d)               100,000
                                                                              ---------------
Total                                                                                 296,500
---------------------------------------------------------------------------------------------

HEALTH CARE SERVICES (--%)
AmerisourceBergen
   11-15-12                                      7.25        200,000                  202,000
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13                                      8.00        100,000(d)               102,750
Omnicare
  Series B
   03-15-11                                      8.13        200,000                  212,000
Province Healthcare
  Sr Sub Nts
   06-01-13                                      7.50        100,000                   96,250
                                                                              ---------------
Total                                                                                 613,000
---------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

                                              COUPON      PRINCIPAL
ISSUER                                         RATE         AMOUNT                   VALUE(a)
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)

HOME BUILDING (--%)
D.R. Horton
   07-01-13                                      5.88%  $    330,000          $       297,825
NVR
  Sr Nts
   06-15-10                                      5.00        800,000                  748,000
                                                                              ---------------
Total                                                                               1,045,825
---------------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (0.3%)
Burlington North Santa Fe
   12-15-05                                      6.38        240,000                  260,445
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                                      6.38      1,830,000(c)             1,995,513
CSX
   11-01-09                                      4.88      3,000,000                3,002,729
Interpool
   08-01-07                                      7.35         50,000                   48,750
Union Pacific
   02-01-08                                      6.63        450,000                  494,480
   01-15-11                                      6.65      1,100,000                1,208,779
   04-15-12                                      6.50        990,000                1,083,280
                                                                              ---------------
Total                                                                               8,093,976
---------------------------------------------------------------------------------------------

INSURANCE (0.4%)
Allstate
   06-01-33                                      5.35        560,000                  490,151
  Sr Nts
   02-15-12                                      6.13        380,000                  408,398
ASIF Global Financing
   01-17-13                                      4.90      4,880,000(d)             4,754,682
MassMutual Global Funding II
   07-15-08                                      2.55      1,580,000(d)             1,480,185
Met Life Global Funding I
   06-19-08                                      2.60      2,280,000(d)             2,133,738
Travelers Property Casualty
  Sr Nts
   03-15-13                                      5.00      1,020,000                  998,835
                                                                              ---------------
Total                                                                              10,265,989
---------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (0.4%)
AOL Time Warner
   05-01-12                                      6.88      4,735,000                5,146,315
   05-01-32                                      7.70        915,000                1,003,694
Viacom
   05-15-11                                      6.63      2,950,000                3,261,523
                                                                              ---------------
Total                                                                               9,411,532
---------------------------------------------------------------------------------------------

LODGING & GAMING (0.1%)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                                      9.25        250,000                  267,813
Coast Hotels & Casino
   04-01-09                                      9.50        175,000                  186,375
Hilton Hotels
   12-01-12                                      7.63        150,000                  158,625
Mohegan Tribal Gaming
  Sr Sub Nts
   07-15-09                                      6.38%  $    225,000(d)       $       224,438
Park Place Entertainment
  Sr Sub Nts
   05-15-11                                      8.13        375,000                  404,999
                                                                              ---------------
Total                                                                               1,242,250
---------------------------------------------------------------------------------------------

MACHINERY (--%)
Joy Global
  Series B
   03-15-12                                      8.75        150,000                  162,000
---------------------------------------------------------------------------------------------

MEDIA (0.3%)
Belo (AH)
   11-01-08                                      8.00      1,900,000                2,189,047
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                                     10.63        250,000(c)               278,750
CBD Media/Finance
  Sr Sub Nts
   06-01-11                                      8.63        350,000(d)               367,500
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                                      8.75        150,000(c)               158,625
Dex Media West/Finance
  Sr Nts
   08-15-10                                      8.50        100,000(d)               108,750
  Sr Sub Nts
   08-15-13                                      9.88         85,000(d)                94,775
Hollinger Intl Publishing
  Sr Nts
   12-15-10                                      9.00        160,000                  166,000
Lamar Media
   01-01-13                                      7.25        500,000(d)               518,750
   09-15-07                                      8.63        240,000                  247,800
Morris Publishing
  Sr Sub Nts
   08-01-13                                      7.00        155,000(d)               155,000
Nexstar Finance LLC
   04-01-08                                     12.00        200,000                  224,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                                     11.13        125,000(c)               138,125
Radio One
  Series B
   07-01-11                                      8.88        300,000                  327,750
Sinclair Broadcast Group
   12-15-11                                      8.75        205,000                  220,888
Sun Media
  (U.S. Dollar) Sr Nts
   02-15-13                                      7.63        250,000(c)               258,125
Susquehanna Media
  Sr Sub Nts
   04-15-13                                      7.38%  $     80,000          $        81,500
United Artists Theatre
   07-01-15                                      9.30      1,500,042                1,462,541
                                                                              ---------------
Total                                                                               6,997,926
---------------------------------------------------------------------------------------------

METALS (--%)
Euramax Intl
  Sr Sub Nts
   08-15-11                                      8.50        120,000(d)               121,200
Jorgensen Earle M.
   06-01-12                                      9.75        100,000                  105,500
Peabody Energy
  Series B
   03-15-13                                      6.88        400,000                  400,000
                                                                              ---------------
Total                                                                                 626,700
---------------------------------------------------------------------------------------------

MULTI-INDUSTRY (0.4%)
General Electric
   02-01-13                                      5.00     10,000,000                9,808,800
SPX
  Sr Nts
   06-15-11                                      6.25        200,000                  196,000
Tyco Intl Group
  (U.S. Dollar)
   02-15-11                                      6.75        470,000(c)               478,225
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08                                      6.25        225,000(c),(d)           225,000
                                                                              ---------------
Total                                                                              10,708,025
---------------------------------------------------------------------------------------------

PAPER & PACKAGING (0.6%)
Ball
   12-15-12                                      6.88        305,000                  308,050
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                                      7.25        655,000(c),(d)           646,813
Crown Euro Holdings
  (U.S. Dollar)
   03-01-13                                     10.88         65,000(c),(d)            71,175
Crown Paper
  Sr Sub Nts
   09-01-05                                     11.00      1,000,000(b)                   100
Domtar
  (U.S. Dollar)
   10-15-11                                      7.88        260,000(c)               298,490
Georgia-Pacific
  Sr Nts
   02-01-10                                      8.88        150,000(d)               157,500
Graphic Packaging Intl
  Sr Nts
   08-15-11                                      8.50        210,000(d)               219,450
Intl Paper
   07-08-05                                      8.13      4,500,000                4,945,995
   10-30-12                                      5.85        100,000                  101,907
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                                      6.75        260,000(c),(d)           256,750

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

                                              COUPON      PRINCIPAL
ISSUER                                         RATE         AMOUNT                   VALUE(a)
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)

PAPER & PACKAGING (CONT.)
Packaging Corp of America
   08-01-13                                      5.75%  $    935,000(d)       $       906,810
Stone Container
  Sr Nts
   02-01-08                                      9.25        175,000                  189,000
Weyerhaeuser
   03-15-07                                      6.13      5,250,000                5,662,234
                                                                              ---------------
Total                                                                              13,764,274
---------------------------------------------------------------------------------------------

RETAIL -- GENERAL (0.1%)
Flooring America
   10-15-07                                      9.25      1,849,000(b)                   185
Sonic Automotive
  Sr Sub Nts
   08-15-13                                      8.63         70,000(d)                70,700
Wal-Mart CRAVE 401
   07-17-06                                      7.00      1,887,151(d)             2,041,369
William Carter
  Series B
   08-15-11                                     10.88        150,000                  165,000
                                                                              ---------------
Total                                                                               2,277,254
---------------------------------------------------------------------------------------------

RETAIL -- GROCERY (0.1%)
Kroger
   03-01-08                                      7.45      2,575,000                2,886,369
---------------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.3%)
NATG Holdings LLC/Orius Capital
  Series B
   02-01-10                                     12.75        825,000(b)                 1,650
Qwest
   11-01-04                                      7.20        835,000                  847,525
Sprint Capital
   03-15-12                                      8.38      1,790,000                2,032,935
Telus
  (U.S. Dollar)
   06-01-07                                      7.50      1,690,000(c)             1,844,706
Verizon Maryland
   03-01-12                                      6.13      1,260,000                1,338,831
Vodafone Group
  (U.S. Dollar)
   02-15-10                                      7.75        880,000(c)             1,018,943
                                                                              ---------------
Total                                                                               7,084,590
---------------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (1.4%)
American Electric Power
  Sr Nts
   06-01-15                                      5.25      1,130,000                1,046,109
Carolina Power & Light
   07-15-12                                      6.50        220,000                  236,744
Cincinnati Gas & Electric
   09-15-12                                      5.70        360,000                  371,797
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                                      9.50      6,000,000                6,039,971
Columbus Southern Power
   03-01-13                                      5.50        890,000(d)               886,097
Commonwealth Edison
   02-01-08                                      3.70      1,560,000                1,547,629
Consolidated Natural Gas
  Sr Nts
   04-15-11                                      6.85%  $    380,000          $       423,537
Consumers Energy
  1st Mtge
   04-15-08                                      4.25      4,170,000(d)             4,118,834
Dominion Resources
  Sr Nts Series B
   06-30-12                                      6.25      2,400,000                2,532,151
  Sr Nts Series F
   08-01-33                                      5.25        400,000                  377,828
Duke Energy
   03-05-08                                      3.75      2,780,000(d)             2,765,544
   01-15-12                                      6.25      3,000,000                3,152,265
Exelon
  Sr Nts
   05-01-11                                      6.75        340,000                  372,698
FirstEnergy
  Series B
   11-15-11                                      6.45      2,270,000                2,219,061
Florida Power
  1st Mtge
   03-01-13                                      4.80      2,460,000                2,410,505
FPL Group Capital
   04-11-06                                      3.25        450,000                  452,007
Indianapolis Power & Light
   07-01-13                                      6.30        670,000(d)               666,637
IPALCO Enterprises
   11-14-08                                      8.38        300,000                  315,000
   11-14-11                                      8.63        300,000                  315,000
Midamerican Energy
   01-15-13                                      5.13      1,250,000                1,241,210
Northern States Power
  1st Mtge
   08-01-10                                      4.75        700,000                  691,908
Northern States Power - Minnesota
  1st Mtge Series B
   08-29-12                                      8.00        730,000                  865,965
Ohio Power
   02-15-13                                      5.50        250,000(d)               248,900
PG&E
   07-15-08                                      6.88        250,000(d)               254,368
Public Service Colorado
  1st Mtge
   03-01-13                                      4.88        360,000(d)               345,865
Tampa Electric
   08-15-07                                      5.38        210,000                  215,151
Teco Energy
  Sr Nts
   06-15-10                                      7.50        125,000                  121,875
Xcel Energy
  Sr Nts
   07-01-08                                      3.40        560,000(d)               532,426
                                                                              ---------------
Total                                                                              34,767,082
---------------------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.4%)
ANR Pipeline
   03-15-10                                      8.88%  $    425,000          $       448,375
Columbia Energy Group
  Series E
   11-28-10                                      7.32      5,000,000                5,373,970
El Paso Production Holding
   06-01-13                                      7.75        270,000(d)               259,200
NiSource Finance
   07-15-14                                      5.40        770,000                  729,960
Northwest Pipeline
   03-01-10                                      8.13        115,000                  119,600
Panhandle Eastern Pipeline
   08-15-08                                      4.80        600,000(d)               597,462
Southern Natural Gas
   03-15-10                                      8.88        525,000                  553,875
Transcontinental Gas Pipeline
  Series B
   08-15-11                                      7.00        425,000                  417,031
                                                                              ---------------
Total                                                                               8,499,473
---------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.9%)
AT&T
  Sr Nts
   11-15-06                                      7.00      2,000,000(g)             2,217,940
British Telecom
  (U.S. Dollar)
   12-15-10                                      8.38      2,840,000(c)             3,370,162
Citizens Communications
   05-15-06                                      8.50        850,000                  962,587
   05-15-11                                      9.25        240,000                  295,761
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13                                      5.25      2,640,000(c)         2,531,839
France Telecom
  (U.S. Dollar)
   03-01-11                                      9.25        370,000(c),(g)           441,665
   03-01-31                                     10.00        330,000(c),(g)           425,369
SBC Communcations
   03-15-11                                      6.25        920,000                  994,167
   08-15-12                                      5.88      1,060,000                1,119,985
Verizon Global Funding
   06-15-07                                      6.13      3,270,000                3,544,908
   06-15-12                                      6.88      1,960,000                2,159,250
   06-15-32                                      7.75        400,000                  455,996
Verizon New England
  Sr Nts
   09-15-11                                      6.50        210,000                  227,594
Verizon Pennsylvania Cl A
   11-15-11                                      5.65      2,250,000                2,315,228
                                                                              ---------------
Total                                                                              21,062,451
---------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $798,531,564)                                                          $   787,534,345
---------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

                                            ANNUALIZED         AMOUNT
                                           YIELD ON DATE      PAYABLE AT
ISSUER                                      OF PURCHASE        MATURITY                  VALUE(a)
-------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (11.8%)(m)

U.S. GOVERNMENT AGENCY (2.9%)
Federal Natl Mtge Assn Disc Nts
   11-12-03                                         1.07%   $  25,000,000        $     24,948,725
   11-17-03                                         1.00       14,600,000              14,567,938
   12-01-03                                         1.07       30,000,000              29,921,250
                                                                                 ----------------
Total                                                                                  69,437,913
-------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (8.9%)
AEGON Funding
   10-06-03                                         1.03       19,900,000(j)           19,877,945
   12-01-03                                         1.09       13,700,000(j)           13,659,935
Amsterdam Funding
   11-06-03                                         1.06        5,000,000(j)            4,989,746
Bank of Ireland
   10-20-03                                         1.06       36,100,000(j)           36,044,726
BASF
   11-24-03                                         1.07        4,700,000(j)            4,687,847
Charta LLC
   09-19-03                                         1.04%   $  15,000,000(j)     $     14,990,901
Ciesco LLC
   11-04-03                                         1.07        5,000,000(j)            4,990,043
Citigroup
   09-02-03                                         1.10        8,100,000               8,099,010
Citigroup Global Markets
   09-15-03                                         1.03       18,700,000              18,690,905
CRC Funding LLC
   09-15-03                                         1.05        5,100,000(j)            5,097,471
   10-10-03                                         1.04        9,400,000(j)            9,387,994
Delaware Funding
   09-02-03                                         1.03       15,000,000(j)           14,998,283
   09-04-03                                         1.06        8,400,000(j)            8,398,516
Greyhawk Funding LLC
   09-08-03                                         1.05        4,900,000(j)            4,898,571
HBOS Treasury Services
   09-18-03                                         1.03%   $   6,600,000        $      6,596,199
Receivables Capital
   09-18-03                                         1.06       25,000,000(j)           24,985,277
Windmill Funding
   11-07-03                                         1.06       15,000,000(j)           14,968,792
                                                                                 ----------------
Total                                                                                 215,362,161
-------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $284,801,021)                                                             $    284,800,074
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,487,789,953)(n)                                                        $  2,556,266,332
=================================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - MANAGED FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2003, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(h)  Negligible market value.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

     TYPE OF SECURITY                                                             NOTIONAL AMOUNT
     --------------------------------------------------------------------------------------------
     PURCHASE CONTRACTS
     Eurodollar, Sept. 2003, 90-day                                               $    44,000,000
     Eurodollar, Sept. 2007, 90-day                                                    40,750,000
     U.S. Treasury Bonds, Dec. 2003, 20-year                                           20,500,000

     SALE CONTRACTS
     U.S. Treasury Notes, Sept. 2003, 5-year                                              600,000
     U.S. Treasury Notes, Sept. 2003, 10-year                                           9,400,000
     U.S. Treasury Notes, Dec. 2003, 5-year                                            11,400,000
     U.S. Treasury Notes, Dec. 2003, 10-year                                           24,600,000

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) At Aug. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $76,764,966

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2003.

(m) At Aug. 31, 2003, cash or short-term securities were designated to cover open call options on futures written as follows (see Note 8 to the financial statements):

                                               NOTIONAL     EXERCISE   EXPIRATION
     ISSUER                                     AMOUNT        PRICE       DATE            VALUE(a)
     ---------------------------------------------------------------------------------------------
     U.S Treasury Notes Dec. 2003, 10-year   $  8,900,000   $    110    Nov. 2003   $      165,484

     At Aug. 31, 2003, cash or short-term securities were designated to cover open put options on futures written as follows (see Note 8 to the financial statements):

                                               NOTIONAL     EXERCISE   EXPIRATION
     ISSUER                                     AMOUNT        PRICE       DATE            VALUE(a)
     ---------------------------------------------------------------------------------------------
     U.S Treasury Notes Dec. 2003, 10-year   $  8,900,000   $    110    Nov. 2003   $      190,515

(n) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $2,514,683,229 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $  138,578,688
     Unrealized depreciation                                                          (96,995,585)
     --------------------------------------------------------------------------------------------
     Net unrealized appreciation                                                   $   41,583,103
     --------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - NEW DIMENSIONS FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                             SHARES                        VALUE(a)
COMMON STOCKS (97.4%)

AEROSPACE & DEFENSE (0.7%)
Northrop Grumman                                    80,600                $     7,695,688
United Technologies                                186,000                     14,926,500
                                                                          ---------------
Total                                                                          22,622,188
-----------------------------------------------------------------------------------------

AIRLINES (1.2%)
Southwest Airlines                               2,213,225                     37,824,015
-----------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (5.4%)
Bank of America                                  1,500,000                    118,875,000
Fifth Third Bancorp                                219,600                     12,868,560
Wells Fargo                                        738,300                     37,018,362
                                                                          ---------------
Total                                                                         168,761,922
-----------------------------------------------------------------------------------------

BEVERAGES & TOBACCO (3.7%)
Altria Group                                     1,559,900                     64,299,078
Anheuser-Busch                                     363,200                     18,719,328
PepsiCo                                            728,400                     32,442,936
                                                                          ---------------
Total                                                                         115,461,342
-----------------------------------------------------------------------------------------

BROKER DEALERS (0.7%)
Morgan Stanley                                     454,180                     22,159,442
-----------------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.5%)
Vodafone Group ADR                                 818,900(c)                  14,985,870
-----------------------------------------------------------------------------------------

CHEMICALS (0.5%)
Air Products & Chemicals                           348,700                     16,500,484
-----------------------------------------------------------------------------------------

COMPUTER HARDWARE (3.5%)
Cisco Systems                                    2,186,500(b)                  41,871,475
Dell                                             1,664,900(b)                  54,325,687
Hewlett-Packard                                    695,500                     13,854,360
                                                                          ---------------
Total                                                                         110,051,522
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (8.7%)
Electronic Arts                                     36,400(b)                   3,266,900
Intl Business Machines                             546,400                     44,810,264
Microsoft                                        4,315,500                    114,447,060
Oracle                                           1,453,200(b)                  18,571,896
Paychex                                            364,200                     13,111,200
State Street                                       551,800                     24,251,610
Symantec                                           368,500(b)                  21,162,955
VERITAS Software                                   910,700(b)                  31,400,936
                                                                          ---------------
Total                                                                         271,022,821
-----------------------------------------------------------------------------------------

ELECTRONICS (5.6%)
Analog Devices                                     368,000(b)                  15,088,000
Applied Materials                                1,470,500(b)                  31,762,800
Intel                                            2,116,100                     60,562,782
Maxim Integrated Products                          474,200                     21,296,322
Texas Instruments                                1,876,000                     44,742,600
                                                                          ---------------
Total                                                                         173,452,504
-----------------------------------------------------------------------------------------

ENERGY (5.4%)
Burlington Resources                               141,600                $     6,856,272
ChevronTexaco                                      914,600                     66,646,902
ConocoPhillips                                     728,900                     40,701,776
Exxon Mobil                                      1,456,096                     54,894,819
                                                                          ---------------
Total                                                                         169,099,769
-----------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Schlumberger                                       785,500                     38,890,105
Weatherford Intl                                   183,800(b)                   6,907,204
                                                                          ---------------
Total                                                                          45,797,309
-----------------------------------------------------------------------------------------

FINANCE COMPANIES (3.2%)
Citigroup                                        2,275,933                     98,661,696
-----------------------------------------------------------------------------------------

FINANCIAL SERVICES (2.8%)
MBNA                                               819,225                     19,120,712
SLM                                              1,680,900                     67,538,562
                                                                          ---------------
Total                                                                          86,659,274
-----------------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (9.6%)
Amgen                                            1,542,900(b)                 101,677,109
Genzyme                                            158,100(b)                   7,454,415
Johnson & Johnson                                  736,550                     36,518,149
Medtronic                                        1,286,500                     63,784,670
Pfizer                                           2,209,550                     66,109,736
Stryker                                            127,400                      9,656,920
Teva Pharmaceutical Inds ADR                       238,900(c)                  14,026,297
                                                                          ---------------
Total                                                                         299,227,296
-----------------------------------------------------------------------------------------

HEALTH CARE SERVICES (2.6%)
UnitedHealth Group                               1,639,800                     81,055,314
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Procter & Gamble                                   221,100                     19,299,819
-----------------------------------------------------------------------------------------

INDEXES (1.6%)
Nasdaq-100 Index Tracking                        1,470,800(b)                  49,051,180
-----------------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.3%)
Union Pacific                                      552,100                     33,644,974
United Parcel Service Cl B                         128,500                      8,064,660
                                                                          ---------------
Total                                                                         41,709,634
-----------------------------------------------------------------------------------------

INSURANCE (2.9%)
American Intl Group                                729,360                     43,447,975
Marsh & McLennan                                   911,200                     45,560,000
                                                                          ---------------
Total                                                                          89,007,975
-----------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (3.4%)
Viacom Cl B                                      2,379,917                    107,096,265
-----------------------------------------------------------------------------------------

LODGING & GAMING (2.3%)
Intl Game Technology                             1,238,400                $    32,000,256
Marriott Intl Cl A                                 962,700                     39,307,041
                                                                          ---------------
Total                                                                          71,307,297
-----------------------------------------------------------------------------------------

MACHINERY (4.6%)
Caterpillar                                      1,097,000                     78,797,510
Deere & Co                                         460,500                     26,022,855
Illinois Tool Works                                551,500                     39,867,935
                                                                          ---------------
Total                                                                         144,688,300
-----------------------------------------------------------------------------------------

MEDIA (5.8%)
Amazon.com                                         645,200(b)                  29,963,088
Cendant                                          1,650,300(b)                  29,672,394
eBay                                               653,400(b)                  36,283,302
Gannett                                            364,386                     28,575,150
InterActiveCorp                                  1,493,100(b)                  55,252,231
                                                                          ---------------
Total                                                                         179,746,165
-----------------------------------------------------------------------------------------

METALS (0.6%)
Nucor                                              364,400                     18,733,804
-----------------------------------------------------------------------------------------

MULTI-INDUSTRY (5.6%)
3M                                                 543,900                     77,489,433
General Electric                                 2,735,400                     80,885,778
Tyco Intl                                          731,700(c)                  15,058,386
                                                                          ---------------
Total                                                                         173,433,597
-----------------------------------------------------------------------------------------

PAPER & PACKAGING (0.7%)
Intl Paper                                         552,900                     22,420,095
-----------------------------------------------------------------------------------------

RESTAURANTS (0.8%)
McDonald's                                       1,088,200                     24,397,444
-----------------------------------------------------------------------------------------

RETAIL -- GENERAL (8.6%)
Best Buy                                           441,700(b)                  22,972,817
Costco Wholesale                                   367,200(b)                  11,783,448
Home Depot                                         799,050                     25,697,448
Target                                           1,950,200                     79,178,120
Wal-Mart Stores                                  2,174,700                    128,676,999
                                                                          ---------------
Total                                                                         268,308,832
-----------------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (0.4%)
Nokia ADR                                          737,600(c)                  12,015,504
-----------------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (2.1%)
Dominion Resources                               1,086,000                     65,789,880
-----------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.4%)
Verizon Communications                             368,700                     13,022,484
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,845,305,711)                                                    $ 3,033,371,043
-----------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - NEW DIMENSIONS FUND

                                            ANNUALIZED         AMOUNT
                                           YIELD ON DATE      PAYABLE AT
ISSUER                                      OF PURCHASE        MATURITY                  VALUE(a)
-------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.0%)

U.S. GOVERNMENT AGENCY (2.1%)
Federal Natl Mtge Assn Disc Nts
   09-17-03                                         1.02%   $  23,600,000        $     23,587,295
   10-15-03                                         1.00       15,000,000              14,980,630
   10-15-03                                         1.06        7,800,000               7,789,928
   11-26-03                                         1.06        3,500,000               3,490,828
   12-01-03                                         1.07       15,600,000              15,559,050
                                                                                 ----------------
Total                                                                                  65,407,731
-------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.9%)
BASF AG
   11-24-03                                         1.07%   $   1,000,000(d)     $        997,414
CAFCO LLC
   10-02-03                                         1.07        9,400,000(d)            9,390,500
CRC Funding LLC
   10-06-03                                         1.08        3,600,000(d)            3,596,010
Credit Suisse First Boston
   10-21-03                                         1.06        8,600,000(d)            8,586,579

Edison Asset Securitization
   11-03-03                                         1.07%   $   8,200,000(d)     $      8,183,914
Greyhawk Funding LLC
   09-02-03                                         1.04        9,000,000(d)            8,998,960
   10-24-03                                         1.07        7,800,000(d)            7,786,592
Societe Generale North America
   09-02-03                                         1.05       12,300,000              12,298,566
                                                                                 ----------------
Total                                                                                  59,838,535
-------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $125,246,704)                                                             $    125,246,266
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,970,552,415)(e)                                                        $  3,158,617,309
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 1.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $2,972,796,237 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $    376,432,210
     Unrealized depreciation                                                         (190,611,138)
     --------------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $    185,821,072
     --------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - PARTNERS SMALL CAP VALUE FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                              SHARES               VALUE(a)
COMMON STOCKS (86.3%)

AEROSPACE & DEFENSE (1.0%)
Curtiss-Wright                                       7,000        $       476,000
Ducommun                                            12,261(b)             208,314
EDO                                                  4,031                 82,716
Herley Inds                                          5,837(b)             115,281
MTC Technologies                                    15,154(b)             347,178
REMEC                                               15,800(b)             143,148
                                                                  ---------------
Total                                                                   1,372,637
---------------------------------------------------------------------------------

AIRLINES (0.2%)
AirTran Holdings                                    24,435(b)             328,162
---------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (1.2%)
American Axle & Mfg Holdings                         9,054(b)             294,255
Spartan Motors                                       8,600                 70,004
Strattec Security                                    7,700(b)             399,630
Superior Inds Intl                                   2,235                 96,708
Wescast Inds Cl A                                   15,600(c)             440,388
Winnebago Inds                                       7,500                369,375
                                                                  ---------------
Total                                                                   1,670,360
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (2.7%)
Bank of Hawaii                                       2,757                 93,462
BankUnited Financial Cl A                           10,382(b)             225,705
Berkshire Hills Bancorp                              2,382                 77,177
Brookline Bancorp                                   15,639                239,120
Community First Bankshares                           7,646                216,000
Corus Bankshares                                     2,574                133,333
Fidelity Bankshares                                  6,155                146,181
First Community Bancorp                              2,848                 96,974
First Niagara Financial Group                       16,271                244,553
Fulton Financial                                     7,138                144,188
Greater Bay Bancorp                                 20,047                412,368
IBERIABANK                                           4,439                213,072
IndyMac Bancorp                                     11,019                254,098
Main Street Banks                                    6,704                164,449
NetBank                                              4,811                 58,165
PFF Bancorp                                          6,160                247,078
Republic Bancorp                                     7,112                 97,719
Republic Bancshares                                  4,073                110,500
United Community Banks                               2,142                 58,905
Washington Federal                                   5,662                143,588
Westamerica Bancorporation                           1,806                 79,608
Wintrust Financial                                   3,926                138,823
                                                                  ---------------
Total                                                                   3,595,066
---------------------------------------------------------------------------------

BROKER DEALERS (1.1%)
Affiliated Managers Group                            4,204(b)             285,031
E*TRADE Group                                       41,400(b)             382,122
Instinet Group                                     184,500                747,225
                                                                  ---------------
Total                                                                   1,414,378
---------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (2.5%)
ElkCorp                                              1,229        $        29,619
Florida Rock Inds                                   15,200                789,640
Hughes Supply                                       10,236                363,378
LNR Property                                        26,500              1,060,000
Simpson Mfg                                         17,800(b)             847,280
Standard Pacific                                     8,502                302,161
                                                                  ---------------
Total                                                                   3,392,078
---------------------------------------------------------------------------------

CHEMICALS (2.0%)
Agrium                                              88,922(c)           1,080,401
Albemarle                                           22,164                619,484
Cytec Inds                                           4,081(b)             152,997
Minerals Technologies                                3,913                197,802
TETRA Technologies                                  30,225(b)             680,063
                                                                  ---------------
Total                                                                   2,730,747
---------------------------------------------------------------------------------

COMPUTER HARDWARE (1.0%)
Black Box                                           10,600                499,260
Hutchinson Technology                               12,011(b)             379,908
Komag                                                6,474(b)              93,549
Qualstar                                             6,800(b)              38,080
Synaptics                                           10,628(b)             127,536
Varian                                               4,199(b)             142,766
                                                                  ---------------
Total                                                                   1,281,099
---------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (5.4%)
American Management Systems                         17,700(b)             253,995
Brooktrout                                          43,500(b)             326,250
Comverse Technology                                 39,500(b)             651,355
Digimarc                                             1,068(b)              17,622
eFunds                                              53,800(b)             687,026
Enterasys Networks                                  38,350(b)             221,280
First Consulting Group                              41,000(b)             192,700
Geac Computer                                       27,900(b),(c)         105,795
Informatica                                         16,109(b)             143,209
Lionbridge Technologies                             29,250(b)             247,163
MAXIMUS                                             15,900(b)             569,538
Natl Processing                                     22,200(b)             459,096
NDCHealth                                            5,344                113,186
NetIQ                                               11,006(b)             148,141
OPNET Technologies                                   8,638(b)             103,656
PC-Tel                                               6,700(b)              76,112
Perot Systems Cl A                                  50,400(b)             517,104
Pervasive Software                                  41,600(b)             282,506
Pinnacle Systems                                    12,915(b)             117,139
PLATO Learning                                      13,600(b)              96,832
Plumtree Software                                   15,500(b)              63,550
PRG-Schultz Intl                                    23,931(b)             150,765
Rimage                                               7,400(b)              97,680
SeeBeyond Technology                                   682(b)               1,582
SPSS                                                 8,000(b)             155,120
Sybase                                              26,600(b)             449,806
Transaction Systems  Architects Cl A                37,000(b)     $       526,880
Ulticom                                             20,200(b)             210,080
VitalWorks                                          38,700(b)             193,887
                                                                  ---------------
Total                                                                   7,179,055
---------------------------------------------------------------------------------

ELECTRONICS (9.0%)
Actel                                                4,544(b)             133,094
Advanced Power Technology                           50,900(b)             410,000
American Power Conversion                           12,100                216,832
Analogic                                             7,500                386,325
Anaren                                              13,400(b)             160,666
AVX                                                 49,200                687,816
Bel Fuse Cl B                                       35,100                937,521
Belden                                               5,326                 97,679
C&D Technologies                                    12,400                247,256
Cable Design Technologies                           27,100(b)             203,250
Credence Systems                                    78,203(b)             898,552
CyberOptics                                         27,400(b)             271,808
Electro Scientific Inds                             50,500(b)           1,024,645
Entegris                                            31,594(b)             465,064
ESS Technology                                      22,800(b)             238,488
Fairchild Semiconductor Intl Cl A                   15,100(b)             267,270
Fargo Electronics                                   11,370(b)             131,778
Franklin Electric                                    2,632                162,000
GrafTech Intl                                       24,384(b)             195,072
KEMET                                               99,000(b)           1,213,739
LoJack                                               2,050(b)              14,412
Nu Horizons Electronics                             70,200(b)             520,182
Park Electrochemical                                37,400                857,208
ParthusCeva                                         13,100(b)             104,276
Power Integrations                                   5,246(b)             168,816
ScanSource                                           6,445(b)             244,846
Tektronix                                           22,200(b)             524,808
TriQuint Semiconductor                             104,500(b)             581,020
TTM Technologies                                    60,800(b)             525,920
Universal Electronics                               11,400(b)             151,381
                                                                  ---------------
Total                                                                  12,041,724
---------------------------------------------------------------------------------

ENERGY (2.1%)
Brown (Tom)                                         16,400(b)             450,836
Fording Canadian Coal Trust                         25,000(c)             504,500
Frontier Oil                                         8,558                131,879
Houston Exploration                                 15,300(b)             524,637
Patina Oil & Gas                                     9,003                333,561
Remington Oil & Gas                                 19,700(b)             366,223
South Jersey Inds                                      312                 11,965
St. Mary Land & Exploration                         16,000                452,800
                                                                  ---------------
Total                                                                   2,776,401
---------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - PARTNERS SMALL CAP VALUE FUND

ISSUER                                              SHARES               VALUE(a)
COMMON STOCKS (CONTINUED)

ENERGY EQUIPMENT & SERVICES (2.8%)
Cimarex Energy                                      21,826(b)     $       474,716
Evergreen Resources                                  5,668(b)             316,671
Hydril                                               7,227(b)             169,112
Oil States Intl                                     21,000(b)             253,890
Patterson-UTI Energy                                 6,200(b)             185,008
Precision Drilling                                  20,300(b,c)           810,172
Range Resources                                      9,034(b)              60,528
RPC                                                  7,300                 87,965
Spinnaker Exploration                                6,900(b)             153,318
Unit Corp                                           27,700(b)             597,212
Willbros Group                                      61,200(b,c)           615,060
                                                                  ---------------
Total                                                                   3,723,652
---------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (0.8%)
Avatar Holdings                                      3,300(b)             102,924
Keith Companies                                     24,700(b)             280,098
Modtech Holdings                                    36,400(b)             289,744
Quanta Services                                     38,900(b)             369,939
                                                                  ---------------
Total                                                                   1,042,705
---------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES (0.2%)
TRC Companies                                        4,568(b)              88,756
Waste Connections                                    4,075(b)             143,562
                                                                  ---------------
Total                                                                     232,318
---------------------------------------------------------------------------------

FINANCE COMPANIES (0.2%)
Financial Federal                                    8,867(b)             284,985
---------------------------------------------------------------------------------

FINANCIAL SERVICES (1.4%)
American Capital Strategies                          4,714                117,001
BOK Financial                                        5,712                226,309
Irwin Financial                                      7,941                178,752
Jones Lang LaSalle                                  24,200(b)             438,020
Sky Financial Group                                  8,325                194,972
SWS Group                                           15,000                283,500
Westwood Holdings Group                             22,850                422,497
                                                                  ---------------
Total                                                                   1,861,051
---------------------------------------------------------------------------------

FOOD (0.2%)
American Italian Pasta Cl A                          4,405(b)             183,776
Corn Products Intl                                   1,915                 60,380
Sensient Technologies                                2,382                 49,546
                                                                  ---------------
Total                                                                     293,702
---------------------------------------------------------------------------------

FURNITURE & APPLIANCES (1.0%)
Aaron Rents                                         12,356                259,229
American Woodmark                                    3,994                203,454
Natuzzi ADR                                         49,600(c)             479,136
Thomas Inds                                         16,600                461,480
                                                                  ---------------
Total                                                                   1,403,299
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (3.4%)
Antigenics                                          35,800(b)     $       506,212
Coherent                                            27,300(b)             715,260
Datascope                                            8,500                252,450
Endo Pharmaceuticals  Holdings                      29,800(b)             505,110
Kos Pharmaceuticals                                  5,161(b)             194,570
Lexicon Genetics                                    32,600(b)             170,824
Ocular Sciences                                     17,200(b)             388,892
Perrigo                                             48,017                674,639
Serologicals                                        21,800(b)             303,020
Sybron Dental Specialists                            4,381(b)             104,881
Theragenics                                         84,000(b)             373,800
United Therapeutics                                  5,451(b)             124,937
Viasys Healthcare                                    7,900(b)             174,590
Vital Signs                                          4,500                123,795
                                                                  ---------------
Total                                                                   4,612,980
---------------------------------------------------------------------------------

HEALTH CARE SERVICES (3.9%)
Applera - Cerera  Genomics Group                    33,400(b)             340,012
Centene                                             16,650(b)             466,200
Covance                                             25,042(b)             522,126
Cross Country Healthcare                            50,900(b)             794,040
Curative Health Services                            15,700(b)             269,255
Healthcare Services Group                           14,300(b)             236,665
Horizon Health                                      25,400(b)             477,520
Molina Healthcare                                    9,100(b)             216,125
Option Care                                         26,200(b)             305,230
PAREXEL Intl                                        44,400(b)             748,584
Priority Healthcare Cl B                             6,152(b)             129,930
Radiologix                                          37,123(b)             135,499
RehabCare Group                                     10,700(b)             169,060
U.S. Physical Therapy                               13,200(b)             198,660
United Surgical Partners Intl                        8,544(b)             221,802
                                                                  ---------------
Total                                                                   5,230,708
---------------------------------------------------------------------------------

HOME BUILDING (0.8%)
Alexander & Baldwin                                 28,900                846,192
Beazer Homes USA                                     2,911(b)             241,962
                                                                  ---------------
Total                                                                   1,088,154
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.6%)
Elizabeth Arden                                     16,108(b)             271,903
Helen of Troy                                          668(b)              14,495
JAKKS Pacific                                       43,400(b)             520,800
Jarden                                               9,413(b)             309,405
Nu Skin Enterprises Cl A                            38,200                431,660
Oneida                                              13,605                 75,644
Tupperware                                           6,215                101,491
Yankee Candle                                       19,600(b)             459,620
                                                                  ---------------
Total                                                                   2,185,018
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.1%)
ArvinMeritor                                         8,420        $       158,464
Heartland Express                                    9,365(b)             239,276
Landstar System                                      3,262(b)             201,298
OMI                                                 32,567(b)             232,854
SCS Transportation                                   5,480(b)              82,200
Wabash Natl                                         34,990(b)             624,572
                                                                  ---------------
Total                                                                   1,538,664
---------------------------------------------------------------------------------

INSURANCE (7.1%)
AMERIGROUP                                           7,500(b)             305,400
AmerUs Group                                        15,265                491,991
Arch Capital Group                                   8,000(b,c)           272,000
Argonaut Group                                      13,500                183,600
CNA Surety                                          43,200                412,560
E-L Financial                                        3,400(c)             692,427
Erie Indemnity Cl A                                  7,700                313,621
FBL Financial Group Cl A                            23,200                562,832
Hooper Holmes                                       24,800                168,392
Horace Mann Educators                                7,153                107,867
Hub Intl                                             7,998                140,605
Leucadia Natl                                       15,100                576,065
MONY Group                                          29,200                818,768
Ohio Casualty                                       15,700(b)             216,660
Phoenix Companies                                   69,283                735,785
PMA Capital Cl A                                    10,500                131,565
ProAssurance                                        29,159(b)             750,553
Protective Life                                      6,600                191,994
Reinsurance Group of America                         9,000                340,380
RLI                                                 11,532                380,095
Scottish Annuity & Life Holdings                    22,800(c)             523,944
Selective Insurance Group                            2,664                 78,375
StanCorp Financial Group                             3,469                196,658
U.S.I. Holdings                                      9,443(b)             111,900
United Fire & Casualty                               7,400                291,856
Universal American Financial                        69,700(b)             526,235
                                                                  ---------------
Total                                                                   9,522,128
---------------------------------------------------------------------------------

INVESTMENT COMPANIES (1.7%)
iShares Russell 2000
  Value Index Fund                                   7,338(b)           1,032,897
SFK Pulp Fund                                      200,000(c)           1,304,834
                                                                  ---------------
Total                                                                   2,337,731
---------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (2.3%)
Arctic Cat                                          22,000                480,480
Argosy Gaming                                        7,248(b)             175,039
Callaway Golf                                       40,500                608,715
Concord Camera                                      16,305(b)             195,334
Multimedia Games                                    17,000(b)             460,530
Radica Games                                         8,900(b,c)            64,436
RC2                                                 28,600(b)             489,060
Thor Inds                                            5,300                287,207
Topps                                               33,594                300,330
                                                                  ---------------
Total                                                                   3,061,131
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - PARTNERS SMALL CAP VALUE FUND

ISSUER                                              SHARES               VALUE(a)
COMMON STOCKS (CONTINUED)

LODGING & GAMING (0.7%)
Dover Downs Gaming & Entertainment                  42,500        $       398,650
GTECH Holdings                                       5,684                240,888
Station Casinos                                      9,820                292,145
                                                                  ---------------
Total                                                                     931,683
---------------------------------------------------------------------------------

MACHINERY (3.9%)
Alamo Group                                         45,100                654,852
Blyth                                               13,700                384,696
Denison Intl ADR                                    24,000(b,c)           528,000
FLIR Systems                                         2,566(b)              67,383
Harsco                                               6,948                270,903
IDEX                                                 3,247                125,919
Lincoln Electric Holdings                           25,300                574,715
Lydall                                              24,307(b)             279,531
Semitool                                            71,000(b)             632,468
SureBeam Cl A                                       12,656(b)              17,465
Terex                                               12,253(b)             283,044
Trinity Inds                                        53,300              1,402,855
                                                                  ---------------
Total                                                                   5,221,831
---------------------------------------------------------------------------------

MEDIA (0.7%)
ADVO                                                 4,213(b)             186,004
Courier                                              2,400                125,400
Harland (John H)                                     2,702                 68,063
Journal Register                                     8,497(b)             152,351
Macrovision                                          8,000(b)             148,960
Regent Communications                               28,450(b)             169,278
Saga Communications Cl A                             3,763(b)              71,309
                                                                  ---------------
Total                                                                     921,365
---------------------------------------------------------------------------------

METALS (2.2%)
Apex Silver Mines                                   28,700(b,c)           453,460
ASA                                                  8,800(c)             381,920
Commercial Metals                                   21,318                421,670
Eldorado Gold                                       61,400(c)             161,482
Gibraltar Steel                                      1,700                 37,910
Goldcorp                                            45,200(c)             588,504
Kinross Gold                                        40,650(b,c)           304,875
Maverick Tube                                        7,602(b)             129,158
Mueller Inds                                         8,759(b)             252,960
Schnitzer Steel Inds Cl A                            9,231                228,929
                                                                  ---------------
Total                                                                   2,960,868
---------------------------------------------------------------------------------

MULTI-INDUSTRY (3.0%)
Actuant Cl A                                         4,729(b)     $       243,496
AMN Healthcare Services                             67,300(b)           1,110,450
Baldor Electric                                      5,867                130,365
Brascan Cl A                                        30,800(c)             799,876
Cornell Companies                                    8,800(b)             140,008
Imation                                              2,232                 80,240
Lancaster Colony                                     4,500                178,965
Medical Staffing Network Holdings                   21,550(b)             183,175
On Assignment                                       57,100(b)             274,080
SOURCECORP                                           4,700(b)             123,986
Wesco Financial                                        280                 88,483
Woodward Governor                                   12,800                625,664
                                                                  ---------------
Total                                                                   3,978,788
---------------------------------------------------------------------------------

PAPER & PACKAGING (0.9%)
Caraustar Inds                                      47,015(b)             401,038
TimberWest Forest                                   89,400(b,c)           759,435
                                                                  ---------------
Total                                                                   1,160,473
---------------------------------------------------------------------------------

PRECIOUS METALS (1.9%)
Glamis Gold                                         48,700(b)             687,157
Gold Fields ADR                                     25,000(c)             335,500
Golden Star Resources                               62,000(b)             236,220
Hecla Mining                                       100,100(b)             670,670
Meridian Gold                                       35,700(b)             466,242
Minefinders                                         21,600(b,c)           155,952
                                                                  ---------------
Total                                                                   2,551,741
---------------------------------------------------------------------------------

REAL ESTATE (3.0%)
American Financial Realty Trust                     10,579                152,338
Catellus Development                                37,200(b)             872,340
Forest City Enterprises Cl A                        31,500              1,341,900
Trammell Crow                                       83,100(b)             976,425
Wellsford Real Properties                           41,000(b)             680,600
                                                                  ---------------
Total                                                                   4,023,603
---------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (1.8%)
Brandywine Realty Trust                              5,982                145,961
Commercial Net Lease Realty                         11,340                190,852
Correctional Properties Trust                       10,708                272,947
Entertainment Properties Trust                       6,739                210,594
Healthcare Realty Trust                              6,193                196,070
Highwoods Properties                                 3,517                 80,715
Lexington Corporate  Properties Trust                7,183                132,598
MFA Mtge Investments                                 8,577                 89,973
Parkway Properties                                   5,746                257,708
Post Properties                                      2,977                 83,951
Prentiss Properties Trust                            9,395                282,320
RAIT Investment Trust                                8,550                202,464
Summit Properties                                   14,693                323,540
                                                                  ---------------
Total                                                                   2,469,693
---------------------------------------------------------------------------------

RESTAURANTS (1.0%)
Buca                                                24,066(b)     $       163,143
CEC Entertainment                                    6,500(b)             254,930
Jack in the Box                                     16,700(b)             353,873
Ryan's Family Steak Houses                          32,500(b)             434,850
Total Entertainment Restaurant                       7,207(b)              78,917
                                                                  ---------------
Total                                                                   1,285,713
---------------------------------------------------------------------------------

RETAIL -- GENERAL (3.3%)
AnnTaylor Stores                                    15,016(b)             510,544
Big Lots                                            23,700(b)             433,710
Brookstone                                           6,563(b)             185,405
Buckle                                              21,000(b)             419,790
Cato Cl A                                           16,600                394,250
Department 56                                       12,100(b)             168,190
Dress Barn                                          48,900(b)             630,810
Electronics Boutique Holdings                        6,600(b)             219,318
Fossil                                              16,420(b)             460,745
Galyan's Trading                                     4,800(b)              51,989
Gymboree                                             4,987(b)              81,238
Linens 'N Things                                     5,227(b)             151,060
Pier 1 Imports                                       4,179                 85,962
School Specialty                                     4,948(b)             139,286
Too                                                  8,637(b)             140,092
Tuesday Morning                                      4,261(b)             147,516
Wilsons The Leather Experts                          6,525(b)              52,331
Zale                                                 2,391(b)             121,821
                                                                  ---------------
Total                                                                   4,394,057
---------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (2.6%)
Andrew Corp                                          9,731(b)             120,470
Catapult Communications                             33,500(b)             445,885
CIENA                                               30,000(b)             195,000
CommScope                                          120,400(b)           1,237,711
ECtel                                               50,700(b),(c)         308,307
Scientific-Atlanta                                   7,500                255,000
Somera Communications                               92,400(b)             154,308
Sycamore Networks                                   22,000(b)              92,840
West                                                24,662(b)             611,618
                                                                  ---------------
Total                                                                   3,421,139
---------------------------------------------------------------------------------

TEXTILES & APPAREL (2.8%)
Charlotte Russe Holdings                             7,011(b)              86,235
Cutter & Buck                                       37,300(b)             235,363
Kellwood                                             7,283                265,902
Madden (Steven)                                     20,300(b)             424,270
Maxwell Shoes Cl A                                  97,850(b)           1,456,008
Oakley                                              27,700(b)             301,653
Oshkosh B'Gosh Cl A                                 11,829                284,961
Polo Ralph Lauren                                   18,000                527,400
Tropical Sportswear Intl                            23,620(b)              95,189
Unifi                                                7,997(b)              55,099
                                                                  ---------------
Total                                                                   3,732,080
---------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - PARTNERS SMALL CAP VALUE FUND

ISSUER                                             SHARES                VALUE(a)
COMMON STOCKS (CONTINUED)

UTILITIES -- ELECTRIC (0.5%)
Avista                                               2,561        $        39,875
Central Vermont Public Service                         882                 19,034
CH Energy Group                                      1,365                 60,401
El Paso Electric                                    23,057(b)             257,085
Empire District Electric                             2,653                 57,199
MGE Energy                                             299                  9,500
PNM Resources                                        7,835                214,679
                                                                  ---------------
Total                                                                     657,773
---------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.8%)
AGL Resources                                        4,162                115,828
Atmos Energy                                         4,037                 98,301
Energen                                              2,225                 79,388
Northwest Natural Gas                                9,870                281,196
Piedmont Natural Gas                                 1,894                 73,298
Syntel                                              12,100                308,176
WGL Holdings                                         5,090                136,870
                                                                  ---------------
Total                                                                   1,093,057
---------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.3%)
Lightbridge                                         40,900(b)             425,769
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $102,126,965)                                              $   115,429,566
---------------------------------------------------------------------------------

PREFERRED STOCK (0.1%)

United Fire & Casualty Insurance
6.38% Cv Series A                                    4,500        $       132,750
---------------------------------------------------------------------------------

TOTAL PREFERRED STOCK
(Cost: $113,500)                                                  $       132,750
---------------------------------------------------------------------------------

                                            ANNUALIZED          AMOUNT
                                           YIELD ON DATE      PAYABLE AT
ISSUER                                      OF PURCHASE        MATURITY               VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (14.1%)

COMMERCIAL PAPER
Citigroup
   09-02-03                                    1.10%        $  46,700,000     $      6,699,181
General Electric Capital
   09-02-03                                    1.09             6,100,000            6,099,261
Fairway Finance
   09-02-03                                    1.10             2,000,000(d)         1,999,756
Morgan Stanley
   09-02-03                                    1.10             4,100,000            4,099,499
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $18,898,273)                                                           $     18,897,697
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $121,138,738)(e)                                                       $    134,460,013
==============================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 8.7% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $121,632,986 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 15,637,098
     Unrealized depreciation                                         (2,810,071)
     --------------------------------------------------------------------------
     Net unrealized appreciation                                   $ 12,827,027
     --------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - S&P 500 INDEX FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                              SHARES                VALUE(a)
COMMON STOCKS (98.3%)

AEROSPACE & DEFENSE (1.9%)
Boeing                                              15,226         $       569,300
General Dynamics                                     3,576                 307,929
Goodrich                                             2,118                  55,132
Honeywell Intl                                      15,527                 450,128
Lockheed Martin                                      8,154                 417,729
Northrop Grumman                                     3,310                 316,039
Raytheon                                             7,438                 238,462
Rockwell Automation                                  3,354                  91,296
Rockwell Collins                                     3,222                  87,155
United Technologies                                  8,471                 679,798
                                                                   ---------------
Total                                                                    3,212,968
----------------------------------------------------------------------------------

AIRLINES (0.2%)
Delta Air Lines                                      2,224                  28,623
Southwest Airlines                                  14,104                 241,037
                                                                   ---------------
Total                                                                      269,660
----------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (1.0%)
AutoNation                                           5,090(b)               95,641
Cooper Tire & Rubber                                 1,324                  23,832
Cummins                                                743                  37,031
Dana                                                 2,689                  41,464
Delphi                                              10,133                  91,805
Eaton                                                1,351                 126,508
Ford Motor                                          33,137                 383,064
General Motors                                      10,152                 417,247
Genuine Parts                                        3,146                 100,735
Goodyear Tire & Rubber                               3,165                  22,535
Johnson Controls                                     1,618                 160,182
Navistar Intl                                        1,229(b)               54,973
PACCAR                                               2,100                 178,920
Snap-On                                              1,051                  31,005
Visteon                                              2,359                  15,923
                                                                   ---------------
Total                                                                    1,780,865
----------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (7.0%)
AmSouth Bancorporation                               6,358                 136,951
Bank of America                                     27,118               2,149,101
Bank of New York                                    13,964                 410,821
Bank One                                            20,678                 816,161
BB&T                                                10,095                 368,669
Charter One Financial                                4,068                 126,108
Comerica                                             3,167                 156,260
Fifth Third Bancorp                                 10,396                 609,206
First Tennessee Natl                                 2,286                  94,526
FleetBoston Financial                               19,040                 563,394
Golden West Financial                                2,768                 238,795
Huntington Bancshares                                4,132                  82,640
KeyCorp                                              7,655                 208,063
Marshall & Ilsley                                    4,100                 127,100
Mellon Financial                                     7,810                 244,844
Natl City                                           11,075                 350,856
North Fork Bancorporation                            2,831                  95,603
Northern Trust                                       3,987                 168,411
PNC Financial Services Group                         5,124                 243,902
Regions Financial                                    4,020         $       141,745
SouthTrust                                           6,158                 178,520
SunTrust Banks                                       5,069                 309,868
Synovus Financial                                    5,497                 134,402
U.S. Bancorp                                        34,749                 830,501
Union Planters                                       3,596                 114,712
Wachovia                                            24,350               1,026,353
Washington Mutual                                   16,843                 656,540
Wells Fargo                                         30,323               1,520,394
Zions Bancorp                                        1,628                  90,680
                                                                   ---------------
Total                                                                   12,195,126
----------------------------------------------------------------------------------

BEVERAGES & TOBACCO (3.7%)
Altria Group                                        36,651               1,510,754
Anheuser-Busch                                      15,107                 778,615
Brown-Forman Cl B                                    1,087                  85,916
Coca-Cola                                           44,594               1,940,731
Coca-Cola Enterprises                                8,180                 151,248
Coors (Adolph) Cl B                                    650                  35,848
Fortune Brands                                       2,629                 148,276
Pepsi Bottling Group                                 4,964                 119,732
PepsiCo                                             31,108               1,385,550
RJ Reynolds Tobacco Holdings                         1,520                  51,908
UST                                                  3,025                 101,035
                                                                   ---------------
Total                                                                    6,309,613
----------------------------------------------------------------------------------

BROKER DEALERS (2.3%)
Bear Stearns Companies                               1,792                 125,404
Franklin Resources                                   4,585                 198,026
J.P. Morgan Chase                                   36,767               1,258,166
Lehman Brothers Holdings                             4,389                 288,489
Merrill Lynch                                       16,847                 906,032
Morgan Stanley                                      19,687                 960,529
Schwab (Charles)                                    24,446                 265,484
                                                                   ---------------
Total                                                                    4,002,130
----------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (0.4%)
American Standard                                    1,299(b)              104,167
Fluor                                                1,469                  54,118
Louisiana-Pacific                                    1,890(b)               24,854
Masco                                                8,629                 213,912
Plum Creek Timber                                    3,309                  86,530
Sherwin-Williams                                     2,657                  79,923
Temple-Inland                                          975                  48,536
                                                                   ---------------
Total                                                                      612,040
----------------------------------------------------------------------------------

CABLE (0.7%)
Comcast Cl A                                        40,708(b)            1,211,063
----------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (0.5%)
AT&T Wireless Services                              49,087(b)              423,130
Nextel Communications Cl A                          18,614(b)              358,878
                                                                   ---------------
Total                                                                      782,008
----------------------------------------------------------------------------------

CHEMICALS (1.4%)
Air Products & Chemicals                             4,115         $       194,722
Dow Chemical                                        16,573                 572,266
du Pont (EI) de Nemours                             18,032                 806,751
Eastman Chemical                                     1,397                  50,027
Ecolab                                               4,754                 122,606
Engelhard                                            2,277                  63,915
Great Lakes Chemical                                   905                  19,177
Hercules                                             1,985(b)               22,232
Pall                                                 2,217                  55,425
PPG Inds                                             3,073                 168,738
Praxair                                              2,944                 187,886
Rohm & Haas                                          4,019                 146,010
Sigma-Aldrich                                        1,278                  69,971
                                                                   ---------------
Total                                                                    2,479,726
----------------------------------------------------------------------------------

COMPUTER HARDWARE (3.7%)
Apple Computer                                       6,617(b)              149,743
Cisco Systems                                      127,046(b)            2,432,931
Dell                                                46,491(b)            1,517,001
EMC                                                 39,586(b)              504,722
Gateway                                              5,857(b)               33,795
Hewlett-Packard                                     55,253               1,100,640
Lexmark Intl Cl A                                    2,311(b)              154,929
Network Appliance                                    6,139(b)              137,575
NVIDIA                                               2,871(b)               52,137
Sun Microsystems                                    58,461(b)              225,659
                                                                   ---------------
Total                                                                    6,309,132
----------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (7.7%)
Adobe Systems                                        4,193                 162,814
Autodesk                                             2,016                  36,086
Automatic Data Processing                           10,832                 432,305
BMC Software                                         4,221(b)               61,964
Citrix Systems                                       2,985(b)               61,461
Computer Associates Intl                            10,462                 268,141
Computer Sciences                                    3,384(b)              144,057
Compuware                                            6,834(b)               40,662
Comverse Technology                                  3,398(b)               56,033
Concord EFS                                          8,804(b)              121,935
Convergys                                            2,677(b)               48,186
Deluxe                                                 998                  42,615
Electronic Arts                                      2,637(b)              236,671
Electronic Data Systems                              8,660                 189,048
Equifax                                              2,550                  58,497
First Data                                          13,538                 519,859
Fiserv                                               3,501(b)              136,014
Intl Business Machines                              31,278(d)            2,565,109
Intuit                                               3,716(b)              168,409
Mercury Interactive                                  1,537(b)               67,459
Microsoft                                          194,334               5,153,738
NCR                                                  1,722(b)               49,955
Novell                                               6,664(b)               33,520
Oracle                                              94,910(b)            1,212,950
Parametric Technology                                4,783(b)               15,927
Paychex                                              6,819                 245,484
PeopleSoft                                           6,675(b)              120,818

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 INDEX FUND

ISSUER                                              SHARES                VALUE(a)
COMMON STOCKS (CONTINUED)

COMPUTER SOFTWARE & SERVICES (CONT.)
QLogic                                               1,694(b)      $        83,040
SABRE Holdings Cl A                                  2,586                  58,495
Siebel Systems                                       8,854(b)               89,248
State Street                                         6,022                 264,667
SunGard Data Systems                                 5,152(b)              145,286
Symantec                                             2,670(b)              153,338
Unisys                                               5,923(b)               76,881
VERITAS Software                                     7,508(b)              258,876
                                                                   ---------------
Total                                                                   13,379,548
----------------------------------------------------------------------------------

ELECTRONICS (4.6%)
Advanced Micro Devices                               6,250(b)               70,563
Agilent Technologies                                 8,533(b)              207,523
Altera                                               6,929(b)              155,487
American Power Conversion                            3,557                  63,741
Analog Devices                                       6,613(b)              271,133
Applied Materials                                   30,006(b)              648,130
Applied Micro Circuits                               5,498(b)               31,943
Broadcom Cl A                                        5,069(b)              139,296
Intel                                              118,277               3,385,087
Jabil Circuit                                        3,595(b)              101,199
KLA-Tencor                                           3,443(b)              204,376
Linear Technology                                    5,668                 233,635
LSI Logic                                            6,789(b)               78,345
Maxim Integrated Products                            5,875                 263,846
Micron Technology                                   11,019(b)              158,233
Millipore                                              870(b)               39,498
Molex                                                3,453                 101,587
Natl Semiconductor                                   3,304(b)               96,279
Novellus Systems                                     2,710(b)              108,292
PMC-Sierra                                           3,054(b)               43,550
Power-One                                            1,493(b)               17,632
Sanmina-SCI                                          9,228(b)               82,867
Solectron                                           15,015(b)               89,039
Symbol Technologies                                  4,172                  56,489
Tektronix                                            1,533(b)               36,240
Teradyne                                             3,344(b)               59,624
Texas Instruments                                   31,303                 746,577
Thomas & Betts                                       1,049(b)               17,917
Xerox                                               14,150(b)              152,537
Xilinx                                               6,111(b)              188,463
                                                                   ---------------
Total                                                                    7,849,128
----------------------------------------------------------------------------------

ENERGY (4.9%)
Amerada Hess                                         1,624                  76,572
Anadarko Petroleum                                   4,517                 196,490
Apache                                               2,927                 201,904
Ashland                                              1,229                  40,631
Burlington Resources                                 3,631                 175,813
ChevronTexaco                                       19,342               1,409,451
ConocoPhillips                                      12,289                 686,218
Devon Energy                                         4,183                 216,470
EOG Resources                                        2,074                  87,938
Exxon Mobil                                        120,908               4,558,231
Kerr-McGee                                           1,821                  80,033
Marathon Oil                                         5,610                 156,463
Occidental Petroleum                                 6,871                 235,881
Sunoco                                               1,383                  56,191
Unocal                                               4,667                 142,904
                                                                   ---------------
Total                                                                    8,321,190
----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                         6,091         $       203,805
BJ Services                                          2,854(b)              106,654
Halliburton                                          7,917                 191,433
Nabors Inds                                          2,635(b),(c)          105,795
Noble                                                2,412(b)               87,266
Rowan Companies                                      1,685(b)               42,192
Schlumberger                                        10,546                 522,133
Transocean                                           5,789(b)              122,264
                                                                   ---------------
Total                                                                    1,381,542
----------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES (0.2%)
Allied Waste Inds                                    3,782(b)               41,829
Waste Management                                    10,710                 284,993
                                                                   ---------------
Total                                                                      326,822
----------------------------------------------------------------------------------

FINANCE COMPANIES (2.4%)
Citigroup                                           93,191               4,039,830
MGIC Investment                                      1,783                 100,508
                                                                   ---------------
Total                                                                    4,140,338
----------------------------------------------------------------------------------

FINANCIAL SERVICES (3.2%)
American Express                                    23,484               1,057,954
Capital One Financial                                4,100                 218,940
Countrywide Financial                                2,367                 160,601
Fannie Mae                                          17,743               1,149,569
Federated Investors Cl B                             1,970                  57,839
Freddie Mac                                         12,444                 661,399
Goldman Sachs Group                                  8,505                 752,607
H&R Block                                            3,241                 142,928
Janus Capital Group                                  4,323                  74,658
MBNA                                                23,128                 539,808
Moody's                                              2,685                 139,244
Providian Financial                                  5,244(b)               53,751
SLM                                                  8,187                 328,954
T. Rowe Price Group                                  2,210                  93,925
                                                                   ---------------
Total                                                                    5,432,177
----------------------------------------------------------------------------------

FOOD (1.4%)
Archer-Daniels-Midland                              11,665                 161,794
Campbell Soup                                        7,434                 179,903
ConAgra Foods                                        9,722                 213,884
General Mills                                        6,694                 310,333
Heinz (HJ)                                           6,357(d)              205,713
Hershey Foods                                        2,375                 166,013
Kellogg                                              7,361                 246,814
McCormick                                            2,510                  67,017
Sara Lee                                            14,065                 266,954
Sysco                                               11,757                 369,874
Wrigley (Wm) Jr                                      4,079                 216,391
                                                                   ---------------
Total                                                                    2,404,690
----------------------------------------------------------------------------------

FURNITURE & APPLIANCES (0.2%)
Black & Decker                                       1,402                  59,978
Leggett & Platt                                      3,487(d)               80,759
Maytag                                               1,417                  38,401
Stanley Works                                        1,541                  46,646
Whirlpool                                            1,239                  86,209
                                                                   ---------------
Total                                                                      311,993
----------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (11.6%)
Abbott Laboratories                                 28,254         $     1,138,636
Allergan                                             2,360                 187,526
Amgen                                               22,800(b)            1,502,520
Applera-Applied  Biosystems Group                    3,782                  82,296
Bard (CR)                                              936                  62,712
Bausch & Lomb                                          958                  40,389
Baxter Intl                                         10,814                 303,873
Becton, Dickinson & Co                               4,610                 168,449
Biogen                                               2,686(b)              105,990
Biomet                                               4,673                 138,928
Boston Scientific                                    7,426(b)              446,303
Bristol-Myers Squibb                                35,091                 890,259
Chiron                                               3,376(b)              171,568
Forest Laboratories                                  6,570(b)              308,790
Genzyme                                              3,907(b)              184,215
Guidant                                              5,599                 281,070
Johnson & Johnson                                   53,745               2,664,677
King Pharmaceuticals                                 4,355(b)               61,188
Lilly (Eli)                                         20,338               1,353,087
Medco Health Solutions                               4,896(b)              130,711
MedImmune                                            4,560(b)              159,007
Medtronic                                           22,079               1,094,677
Merck & Co                                          40,589               2,042,438
PerkinElmer                                          2,276                  37,645
Pfizer                                             142,908               4,275,808
Schering-Plough                                     26,595                 403,978
St. Jude Medical                                     3,092(b)              161,000
Stryker                                              3,594                 272,425
Waters                                               2,246(b)               68,503
Watson Pharmaceuticals                               1,932(b)               79,405
Wyeth                                               24,043               1,030,243
Zimmer Holdings                                      3,553(b)              183,832
                                                                   ---------------
Total                                                                   20,032,148
----------------------------------------------------------------------------------

HEALTH CARE SERVICES (1.6%)
Aetna                                                2,747                 156,579
AmerisourceBergen                                    1,999                 116,362
Anthem                                               2,499(b)              182,927
Cardinal Health                                      8,083                 460,165
HCA                                                  9,267                 352,053
Health Management  Associates Cl A                   4,322                  96,294
Humana                                               2,921(b)               51,380
IMS Health                                           4,395                  85,571
Manor Care                                           1,624                  44,822
McKesson                                             5,244                 171,689
Quest Diagnostics                                    1,900(b)              114,000
Quintiles Transnational                              2,135(b)               30,402
Tenet Healthcare                                     8,449(b)              135,606
UnitedHealth Group                                  10,734                 530,583
WellPoint Health Networks                            2,632(b)              205,296
                                                                   ---------------
Total                                                                    2,733,729
----------------------------------------------------------------------------------

HOME BUILDING (0.1%)
Centex                                               1,126                  84,923
KB HOME                                                853                  48,809
Pulte Homes                                          1,100                  73,216
                                                                   ---------------
Total                                                                      206,948
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 INDEX FUND

ISSUER                                              SHARES                VALUE(a)
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (2.5%)
Alberto-Culver Cl B                                  1,057         $        60,334
Avon Products                                        4,248                 272,297
Clorox                                               3,924                 168,143
Colgate-Palmolive                                    9,740                 538,427
Gillette                                            18,486                 600,056
Intl Flavors/Fragrances                              1,696                  53,424
Kimberly-Clark                                       9,214                 470,928
Newell Rubbermaid                                    4,960                 117,800
Procter & Gamble                                    23,442               2,046,251
Tupperware                                           1,050                  17,147
                                                                   ---------------
Total                                                                    4,344,807
----------------------------------------------------------------------------------

INDUSTRIAL SERVICES (0.1%)
Cintas                                               3,083                 123,104
----------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.4%)
Burlington Northern Santa Fe                         6,749                 191,334
CSX                                                  3,866                 124,794
FedEx                                                5,404                 362,608
Norfolk Southern                                     7,056                 134,346
Ryder System                                         1,127                  33,844
Union Pacific                                        4,602                 280,446
United Parcel Service Cl B                          20,373               1,278,610
                                                                   ---------------
Total                                                                    2,405,982
----------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                                  4,794(c)              154,367
AFLAC                                                9,299                 297,661
Allstate                                            12,746                 455,670
Ambac Financial Group                                1,920                 124,646
American Intl Group                                 47,215               2,812,599
Aon                                                  5,646                 125,341
Chubb                                                3,356                 228,007
CIGNA                                                2,540                 121,107
Cincinnati Financial                                 2,911                 117,459
Hartford Financial Services Group                    5,063                 269,453
Jefferson-Pilot                                      2,568                 113,685
John Hancock Financial Services                      5,232                 159,733
Lincoln Natl                                         3,210                 113,698
Loews                                                3,358                 138,215
Marsh & McLennan                                     9,693                 484,650
MBIA                                                 2,601                 146,852
MetLife                                             13,763                 391,144
Principal Financial Group                            5,928                 186,495
Progressive                                          3,943                 278,928
Prudential Financial                                 9,952                 362,352
SAFECO                                               2,503                  90,258
St. Paul Companies                                   4,115                 143,037
Torchmark                                            2,095                  84,554
Travelers Property Casualty Cl B                    18,215                 282,150
UnumProvident                                        5,201                  73,334
XL Capital Cl A                                      2,470(c)              187,103
                                                                   ---------------
Total                                                                    7,942,498
----------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (2.2%)
AOL Time Warner                                     81,403(b)            1,331,753
Brunswick                                            1,627                  43,896
Carnival                                            11,377                 393,530
Harley-Davidson                                      5,476         $       272,814
Hasbro                                               3,135                  57,998
Mattel                                               7,959                 153,768
Viacom Cl B                                         31,786               1,430,371
                                                                   ---------------
Total                                                                    3,684,130
----------------------------------------------------------------------------------

LODGING & GAMING (0.3%)
Harrah's Entertainment                               1,982                  82,094
Hilton Hotels                                        6,822                 104,240
Intl Game Technology                                 6,186                 159,846
Marriott Intl Cl A                                   4,194                 171,242
                                                                   ---------------
Total                                                                      517,422
----------------------------------------------------------------------------------

MACHINERY (0.8%)
Caterpillar                                          6,240                 448,220
Deere & Co                                           4,336                 245,027
Illinois Tool Works                                  5,570                 402,655
Ingersoll-Rand Cl A                                  3,069(c)              182,667
Parker-Hannifin                                      2,140                 105,973
Thermo Electron                                      2,919(b)               66,524
                                                                   ---------------
Total                                                                    1,451,066
----------------------------------------------------------------------------------

MEDIA (2.6%)
American Greetings Cl A                              1,185(b)               21,923
Cendant                                             18,436(b)              331,479
Clear Channel Communications                        11,117(b)              501,599
Disney (Walt)                                       36,989                 758,275
Donnelley (RR) & Sons                                2,043                  51,361
Dow Jones                                            1,469                  62,388
eBay                                                11,504(b)              638,817
Gannett                                              4,869                 381,827
Interpublic Group of Companies                       7,053                 106,853
Knight-Ridder                                        1,478                 100,297
McGraw-Hill Companies                                3,456                 210,816
Meredith                                               897                  42,536
Monster Worldwide                                    2,023(b)               55,268
New York Times Cl A                                  2,730                 121,185
Omnicom Group                                        3,415                 266,712
Tribune                                              5,596                 258,815
Univision Communications Cl A                        4,152(b)              155,658
Yahoo!                                              10,920(b)              364,728
                                                                   ---------------
Total                                                                    4,430,537
----------------------------------------------------------------------------------

METALS (0.4%)
Alcoa                                               15,303                 437,053
Allegheny Technologies                               1,463                  10,899
Freeport McMoRan Cooper & Gold Cl B                  3,027                  90,810
Nucor                                                1,409                  72,437
Phelps Dodge                                         1,610(b)               77,264
United States Steel                                  1,858                  34,206
Worthington Inds                                     1,555                  23,481
                                                                   ---------------
Total                                                                      746,150
----------------------------------------------------------------------------------

MULTI-INDUSTRY (5.3%)
3M                                                   7,078               1,008,403
Apollo Group Cl A                                    3,173(b)              203,294
Cooper Inds Cl A                                     1,685                  85,750
Crane                                                1,067                  27,305
Danaher                                              2,763                 213,442
Dover                                                3,665                 139,343
Eastman Kodak                                        5,183         $       144,554
Emerson Electric                                     7,622                 425,003
General Electric                                   180,911               5,349,538
Grainger (WW)                                        1,656                  82,518
ITT Inds                                             1,661                 108,098
Monsanto                                             4,726(d)              121,505
Pitney Bowes                                         4,236                 165,204
Robert Half Intl                                     3,077(b)               68,432
Textron                                              2,443                 109,935
Tyco Intl                                           36,148(c)              743,926
Vulcan Materials                                     1,837                  76,070
                                                                   ---------------
Total                                                                    9,072,320
----------------------------------------------------------------------------------

PAPER & PACKAGING (0.7%)
Avery Dennison                                       1,994                 109,172
Ball                                                 1,029                  54,331
Bemis                                                  954                  43,188
Boise Cascade                                        1,049                  28,585
Georgia-Pacific                                      4,526                 104,867
Intl Paper                                           8,676                 351,812
MeadWestvaco                                         3,623                  91,843
Pactiv                                               2,878(b)               57,790
Sealed Air                                           1,520(b)               73,963
Weyerhaueser                                         3,969                 236,156
                                                                   ---------------
Total                                                                    1,151,707
----------------------------------------------------------------------------------

PRECIOUS METALS (0.2%)
Newmont Mining                                       7,279                 285,774
----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.5%)
Apartment Investment & Management Cl A               1,690                  65,150
Equity Office Properties Trust                       7,289                 202,780
Equity Residential                                   4,929                 143,335
ProLogis                                             3,235                  91,195
Simon Property Group                                 3,419                 146,025
Starwood Hotels & Resorts Worldwide                  3,635                 122,972
                                                                   ---------------
Total                                                                      771,457
----------------------------------------------------------------------------------

RESTAURANTS (0.6%)
Darden Restaurants                                   3,043                  66,337
McDonald's                                          23,030                 516,333
Starbucks                                            7,071(b)              201,099
Wendy's Intl                                         2,052(d)               64,741
Yum! Brands                                          5,296(b)              157,026
                                                                   ---------------
Total                                                                    1,005,536
----------------------------------------------------------------------------------

RETAIL -- DRUGSTORES (0.5%)
CVS                                                  7,136                 232,634
Walgreen                                            18,554                 604,303
                                                                   ---------------
Total                                                                      836,937
----------------------------------------------------------------------------------

RETAIL -- GENERAL (6.5%)
AutoZone                                             1,616(b)              148,349
Bed Bath & Beyond                                    5,345(b)              229,995
Best Buy                                             5,832(b)              303,322
Big Lots                                             2,112(b)               38,650
Circuit City Stores                                  3,744                  39,050
Costco Wholesale                                     8,259(b)              265,031
Dillard's Cl A                                       1,530                  23,149

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 INDEX FUND

ISSUER                                              SHARES                VALUE(a)
COMMON STOCKS (CONTINUED)

RETAIL -- GENERAL (CONT.)
Dollar General                                       6,036         $       138,405
Family Dollar Stores                                 3,112                 124,853
Federated Dept Stores                                3,388                 148,056
Gap                                                 16,120                 336,747
Home Depot                                          41,597               1,337,760
Kohl's                                               6,132(b)              387,849
Limited Brands                                       9,453                 160,323
Lowe's Companies                                    14,115                 774,349
May Dept Stores                                      5,224                 144,078
Nordstrom                                            2,454                  63,976
Office Depot                                         5,589(b),(d)          101,943
Penney (JC)                                          4,868                 103,299
RadioShack                                           3,048                  92,659
Sears, Roebuck & Co                                  5,123                 225,514
Staples                                              8,818(b)              217,187
Target                                              16,485                 669,291
Tiffany                                              2,625                 102,165
TJX Companies                                        9,238                 200,095
Toys "R" Us                                          3,847(b)               52,396
Wal-Mart Stores                                     79,263(d)            4,689,993
                                                                   ---------------
Total                                                                   11,118,484
----------------------------------------------------------------------------------

RETAIL -- GROCERY (0.4%)
Albertson's                                          6,642                 139,615
Kroger                                              13,654(b)              262,293
Safeway                                              7,993(b)              195,109
SUPERVALU                                            2,419                  58,298
Winn-Dixie Stores                                    2,539                  25,517
                                                                   ---------------
Total                                                                      680,832
----------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.1%)
ADC Telecommunications                              14,511(b)               36,858
Andrew Corp                                          2,759(b)               34,156
Avaya                                                6,899(b)               72,095
CIENA                                                8,525(b)               55,413
Corning                                             22,914(b)              189,041
JDS Uniphase                                        25,883(b)               89,038
Lucent Technologies                                 74,878(b)              143,017
Motorola                                            41,919                 449,791
QUALCOMM                                            14,291                 589,931
Scientific-Atlanta                                   2,690                  91,460
Tellabs                                              7,453(b)               48,668
                                                                   ---------------
Total                                                                    1,799,468
----------------------------------------------------------------------------------

TEXTILES & APPAREL (0.3%)
Jones Apparel Group                                  2,312         $        71,418
Liz Claiborne                                        1,942                  66,941
Nike Cl B                                            4,781                 272,421
Reebok Intl                                          1,063                  35,557
VF                                                   1,948                  78,115
                                                                   ---------------
Total                                                                      524,452
----------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (2.3%)
AES                                                 11,083(b)               71,818
Allegheny Energy                                     2,267                  21,015
Ameren                                               2,920                 124,100
American Electric Power                              7,155                 202,558
Calpine                                              6,895(b)               38,888
CenterPoint Energy                                   5,526                  46,916
Cinergy                                              3,187                 109,059
CMS Energy                                           2,606                  17,382
Consolidated Edison                                  4,044                 159,859
Constellation Energy Group                           2,986                 108,661
Dominion Resources                                   5,631                 341,126
DTE Energy                                           3,035                 105,952
Duke Energy                                         16,309                 278,558
Edison Intl                                          5,891(b)              111,104
Entergy                                              4,092                 214,625
Exelon                                               5,872(d)              345,860
FirstEnergy                                          5,386                 157,594
FPL Group                                            3,317                 205,190
PG&E                                                 7,411(b)              164,302
Pinnacle West Capital                                1,642                  56,321
PPL                                                  3,053                 121,113
Progress Energy                                      4,361                 176,577
Public Service Enterprise Group                      4,088                 173,086
Southern Co                                         13,064                 370,755
TECO Energy                                          3,190                  37,738
TXU                                                  5,830                 128,260
Xcel Energy                                          7,217                 105,729
                                                                   ---------------
Total                                                                    3,994,146
----------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (0.4%)
Dynegy Cl A                                          6,742(b)               20,833
El Paso                                             10,843                  79,588
KeySpan                                              2,842                  95,918
Kinder Morgan                                        2,211                 117,736
Nicor                                                  788                  26,784
NiSource                                             4,753         $        91,923
Peoples Energy                                         648                  26,017
Sempra Energy                                        3,751                 111,592
Williams Companies                                   9,365                  85,502
                                                                   ---------------
Total                                                                      655,893
----------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (3.0%)
ALLTEL                                               5,634                 258,037
AT&T                                                14,234                 317,418
BellSouth                                           33,437                 842,612
CenturyTel                                           2,585                  89,855
Citizens Communications                              5,128(b)               58,459
Qwest Communications Intl                           30,682(b)              136,535
SBC Communications                                  60,142               1,352,594
Sprint (FON Group)                                  16,280                 240,456
Sprint (PCS Group)                                  18,520(b)               96,119
Verizon Communications                              49,783               1,758,335
                                                                   ---------------
Total                                                                    5,150,420
----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $181,098,340)                                               $   168,377,706
----------------------------------------------------------------------------------

                                            ANNUALIZED         AMOUNT
                                           YIELD ON DATE     PAYABLE AT
ISSUER                                      OF PURCHASE       MATURITY                VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.6%)

U.S. GOVERNMENT AGENCY (1.1%)

Federal Natl Mtge Assn Disc Nts
   09-24-03                                         0.98%   $    500,000        $      499,667
   10-09-03                                         1.04         500,000               499,398
   10-15-03                                         1.00         500,000               499,354
   11-19-03                                         1.05         500,000               498,874
                                                                                --------------
Total                                                                                1,997,293
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
Danske
   11-12-03                                         1.07         800,000               798,217
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,795,502)                                                              $    2,795,510
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $183,893,842)(e)                                                         $  171,173,216
==============================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 0.8% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     TYPE OF SECURITY                                   CONTRACTS
     ------------------------------------------------------------
     PURCHASE CONTRACTS
     E-Mini S&P 500 Index, Sept. 2003                          63

(e) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $184,166,312 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $    8,222,891
     Unrealized depreciation                               (21,215,987)
     ------------------------------------------------------------------
     Net unrealized depreciation                        $  (12,993,096)
     ------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - SHORT DURATION U.S. GOVERNMENT FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

                                            COUPON      PRINCIPAL
ISSUER                                       RATE         AMOUNT                    VALUE(a)
--------------------------------------------------------------------------------------------
BONDS (100.5%)

MORTGAGE-BACKED SECURITIES (48.3%)(f)

Federal Home Loan Mtge Corp
   08-01-10                                    7.50%   $  2,066,348          $     2,198,429
   03-01-12                                    7.50       1,630,651                1,736,654
   09-27-12                                    3.61       1,900,000                1,881,809
   06-01-13                                    4.50       1,221,653                1,210,033
   06-01-14                                    6.50         273,110                  286,601
   06-01-15                                    7.50       3,734,094                3,976,803
   04-01-17                                    6.00         879,566                  909,771
   04-01-17                                    6.50       3,568,799                3,767,487
   07-01-17                                    6.50       3,946,829                4,140,098
   03-01-18                                    6.00       1,056,516                1,098,819
   11-01-32                                    7.00         972,645                1,023,538
  Collateralized Mtge Obligation
   12-15-08                                    2.00       2,880,417                2,814,955
   12-15-08                                    6.00         687,309                  724,287
   04-15-12                                    5.00       4,646,930                4,786,988
   02-15-14                                    5.50       2,000,000                2,035,732
   03-15-15                                    5.50       5,000,000                5,165,553
   01-15-16                                    5.00       1,500,000                1,554,375
   02-15-16                                    5.00       1,500,000                1,546,875
   08-15-16                                    4.00       2,300,000                2,271,250
   10-15-16                                    4.00       1,491,961                1,466,129
   04-15-22                                    5.50       4,000,000                4,071,764
   02-25-42                                    6.00       2,000,000                2,092,578
  Interest Only
   02-15-14                                    9.85       1,900,000(e)               221,053
   06-15-18                                   22.32       1,835,006(e)               111,657
   11-15-25                                    0.95          29,538(e)                    21

Federal Natl Mtge Assn
   10-01-09                                    7.11         483,380                  533,574
   08-01-10                                    7.50       1,302,064                1,390,135
   01-01-13                                    5.00       2,490,887                2,545,366
   04-01-13                                    5.50       2,630,385                2,732,480
   05-01-13                                    5.00       2,332,351                2,363,698
   05-01-13                                    5.50       2,157,763                2,224,071
   08-01-13                                    4.50       2,379,697                2,392,711
   10-01-13                                    4.50       3,500,000(b)             3,457,335
   04-01-14                                    6.00         729,610                  757,740
   06-01-14                                    6.50          55,713                   58,654
   07-01-14                                    6.00         334,477                  347,111
   08-01-14                                    5.50       5,500,000(b)             5,616,874
   12-01-14                                    5.50         441,047                  452,230
   01-01-17                                    6.00       1,389,172                1,439,605
   03-01-17                                    6.50         590,999                  625,799
   06-01-17                                    6.00       2,862,103                2,965,891
   06-01-17                                    6.50       7,847,690                8,256,635
   06-01-17                                    7.00       1,290,373                1,371,665
   07-01-17                                    6.00       3,135,682                3,270,477
   08-01-17                                    5.50       4,051,086                4,180,785
   08-01-17                                    6.00       5,479,435                5,698,773
   11-01-17                                    5.50       6,458,201                6,621,425
   02-01-18                                    5.50       5,532,907                5,665,062
   02-01-18                                    6.00         922,834                  956,299
   03-01-18                                    5.50%   $  2,054,255          $     2,098,964
   05-01-18                                    5.50       2,735,925                2,808,444
   03-01-29                                    6.50       4,885,392                5,108,895
   09-01-31                                    7.00       1,566,457                1,669,306
   09-01-31                                    7.50       1,492,805                1,589,742
   10-01-31                                    7.00         365,651                  385,507
   09-01-32                                    6.00         881,513                  896,695
   09-01-32                                    6.50       1,631,239                1,688,501
   09-01-32                                    7.00         767,469                  808,239
   11-01-32                                    7.00       2,256,508                2,376,380
   02-01-33                                    4.66         975,537(b),(i)           979,349
   02-01-33                                    4.87       3,724,292(i)             3,838,453
   02-01-33                                    7.00         911,294                  966,538
   03-01-33                                    4.93       1,866,555(i)             1,916,099
   04-01-33                                    4.38       2,453,858(i)             2,437,761
   04-01-33                                    4.59       2,942,879(i)             3,031,135
   04-01-33                                    4.65       3,880,662(i)             3,948,574
   07-01-33                                    4.46       3,984,381                4,025,907
   07-01-33                                    4.97         976,004(i)             1,006,185
   09-01-33                                    4.24       3,600,000(b),(i)         3,526,875
  Collateralized Mtge Obligation
   01-25-12                                    5.50         966,733                  979,353
   03-25-13                                    4.50       1,906,716                1,932,281
   10-25-13                                    5.00       4,650,606                4,801,198
   08-25-22                                    5.00       3,000,000                3,062,308
   11-25-32                                    5.00       3,677,435                3,741,796
   06-25-33                                    5.35         987,025(i)             1,021,879
   05-25-42                                    5.30       5,000,000                5,158,836
   07-25-42                                    5.50       5,000,000                5,192,308
   08-25-42                                    4.70       3,485,000                3,505,923
   10-25-42                                    7.50       1,373,685                1,484,010
   12-25-42                                    4.75       3,000,000                2,993,867
  Interest Only
   12-25-12                                   12.05       1,900,000(e)               180,530
Govt Natl Mtge Assn
   04-15-13                                    7.00         618,098                  659,500
   08-15-13                                    6.00       4,000,000                4,174,989
   09-15-14                                    6.00       2,777,534                2,896,071
   05-15-16                                    6.00       2,801,444                2,916,078
   03-15-18                                    7.00       2,002,282                2,135,902
   07-15-32                                    7.50         861,663                  916,739
   03-15-33                                    6.00       1,326,884                1,355,721
   03-15-33                                    7.00       3,276,084                3,464,183
   06-15-33                                    7.00       1,940,808                2,070,599
  Collateralized Mtge Obligation
   10-16-13                                    4.54         864,438                  900,088
   10-16-17                                    2.21       1,984,454                1,906,687
   07-16-18                                    2.58       1,965,852                1,924,371
   10-16-20                                    2.93       2,820,813                2,777,805
   06-16-21                                    2.75       2,469,727                2,431,888
   04-16-31                                    6.00       4,000,000                4,247,966
                                                                             ---------------
Total                                                                            230,958,079
--------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS & AGENCIES (47.0%)

Federal Farm Credit Bank
   10-01-04                                    2.38%   $  4,000,000          $     4,037,360
   12-15-04                                    3.88       2,000,000                2,055,170
   03-15-06                                    2.50      12,000,000               12,008,352
   06-19-07                                    6.75       2,440,000                2,738,478
Federal Home Loan Bank
   02-15-05                                    4.38       5,000,000                5,188,005
   08-15-05                                    3.00       5,000,000                5,089,185
   08-15-05                                    6.88       3,000,000                3,279,711
   11-25-05                                    2.00       3,000,000                2,963,537
Federal Home Loan Mtge Corp
   04-15-06                                    2.38      15,000,000               14,899,875
Housing Urban Development
   08-01-05                                    2.99       3,000,000                3,052,101
Student Loan Mtge Assn
   09-30-04                                    3.63       5,000,000                5,115,850
   03-15-05                                    2.00       4,500,000                4,507,425
   03-15-06                                    5.25       4,000,000                4,271,568
   12-15-32                                    2.25       5,000,000                4,990,350
   03-15-33                                    2.16       5,200,000                5,192,689
U.S. Treasury
   11-15-04                                    5.88       4,000,000(g)             4,211,092
   12-31-04                                    1.75       5,000,000                5,016,795
   02-15-05                                    7.50      10,000,000               10,847,660
   05-15-05                                    6.75      32,350,000(g)            35,054,266
   05-31-05                                    1.25       2,200,000                2,180,750
   06-30-05                                    1.13       4,400,000(g)             4,345,172
   08-15-05                                   10.75      13,560,000               15,847,721
   11-15-05                                    5.75       5,000,000                5,395,115
   02-15-06                                    5.63      15,500,000(g)            16,772,085
   05-15-06                                    2.00       9,540,000                9,468,450
   05-15-06                                    6.88       7,850,000                8,775,444
   08-15-06                                    2.38       9,450,000                9,421,206
   11-15-06                                    3.50      15,700,000               16,115,799
   11-15-09                                   10.38       2,000,000(g)             2,208,516
                                                                             ---------------
Total                                                                            225,049,727
--------------------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (1.5%)
Intl Bank for Reconstruction & Development
  (U.S. Dollar)
   11-04-05                                    5.00       5,000,000(c)             5,280,420
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32                                    4.38       2,000,000                2,019,180
                                                                             ---------------
Total                                                                              7,299,600
--------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SHORT DURATION U.S. GOVERNMENT FUND

                                            COUPON      PRINCIPAL
ISSUER                                       RATE         AMOUNT                  VALUE(a)
------------------------------------------------------------------------------------------
BONDS (CONTINUED)

FINANCIAL SERVICES (3.2%)
First Franklin Mtge Loan
  Series 2002-FF4 Cl 2A2
   02-25-33                                    2.80%   $  1,500,000        $     1,525,320
KFW Intl Finance
   10-01-04                                    3.75       5,700,000              5,839,450
LB-UBS Commercial Mtge Trust
  Series 2003-C3 Cl A1
   05-15-27                                    2.60       1,171,380              1,141,424
Residential Asset Securities
  Series 2002-KS1 Cl A14
   11-25-29                                    5.86       3,500,000              3,626,595
  Series 2003-KS5 Cl AI2
   09-25-22                                    1.88       1,200,000              1,182,972
Vende Mtge Trust
  Series 2003-1 Cl D
   12-15-25                                    5.75       2,000,000              2,071,160
                                                                           ---------------
Total                                                                           15,386,921
------------------------------------------------------------------------------------------

INSURANCE (0.3%)
Conseco Finance
  Series 2000-D Cl A4
   12-15-25                                    8.17%   $  1,518,365        $     1,583,788
------------------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (0.2%)
KSL Resorts
  Series 2003-1A Cl A
   05-15-13                                    1.69       1,000,000(d)             999,922
------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $481,641,613)                                                       $   481,278,037
------------------------------------------------------------------------------------------

                                            ANNUALIZED         AMOUNT
                                           YIELD ON DATE     PAYABLE AT
ISSUER                                      OF PURCHASE       MATURITY                VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.9%)(h)

U.S. GOVERNMENT AGENCY (--%)

Federal Natl Mtge Assn Disc Nt
   09-24-03                                         0.88%   $    200,000        $      199,867
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER(1.9%)
Fleet Funding
   10-02-03                                         1.08         500,000(j)            499,491
HBOS Treasury Services
   09-18-03                                         1.03       8,500,000             8,495,105
                                                                                --------------
Total                                                                                8,994,596
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $9,194,764)                                                              $    9,194,463
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $490,836,377)(k)                                                         $  490,472,500
==============================================================================================

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SHORT DURATION U.S. GOVERNMENT FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,580,449.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2003, the value of foreign securities represented 1.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2003.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

     TYPE OF SECURITY                                                   NOTIONAL AMOUNT
     ----------------------------------------------------------------------------------
     PURCHASE CONTRACTS
     Eurodollar, March 2005, 90-day                                     $     6,000,000
     Eurodollar, June 2005, 90-day                                            6,000,000
     Eurodollar, Sept. 2004, 90-day                                           1,250,000
     Eurodollar, Sept. 2005, 90-day                                           4,750,000
     Eurodollar, Sept. 2007, 90-day                                          16,000,000
     Eurodollar, Sept. 2013, 90-day                                          13,500,000
     Eurodollar, Dec. 2004, 90-day                                            1,250,000
     Eurodollar, Dec. 2005, 90-day                                            4,750,000
     U.S. Treasury Notes, Sept. 2003, 2-year                                  3,000,000
     U.S. Treasury Notes, Dec. 2003, 2-year                                  27,600,000

     SALE CONTRACTS

     U.S. Treasury Bonds, Dec. 2003, 20-year                                  1,400,000
     U.S. Treasury Notes, Sept. 2003, 5-year                                  1,800,000
     U.S. Treasury Notes, Sept. 2003, 10-year                                 6,800,000
     U.S. Treasury Notes, Dec. 2003, 5-year                                  54,900,000
     U.S. Treasury Notes, Dec. 2003, 10-year                                 21,500,000

(h) At Aug. 31, 2003, cash or short-term securities were designated to cover open call options written as follows (see Note 8 to the financial statements):

                                                       NOTIONAL     EXERCISE   EXPIRATION
     ISSUER                                             AMOUNT        PRICE       DATE            VALUE(a)
     -----------------------------------------------------------------------------------------------------
     U.S. Treasury Notes Dec. 2003, 10-year          $  5,000,000   $    113    Nov. 2003   $       37,500

     At Aug. 31, 2003, cash or short-term securities were designated to cover open put options written as follows (see Note 8 to the financial statements):

                                                       NOTIONAL     EXERCISE   EXPIRATION
     ISSUER                                             AMOUNT        PRICE       DATE            VALUE(a)
     -----------------------------------------------------------------------------------------------------
     U.S. Treasury Notes Dec. 2003, 10-year          $  6,000,000   $    114    Nov. 2003   $      286,875

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2003.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $490,854,175 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                $   2,872,319
     Unrealized depreciation                                                   (3,253,994)
     -------------------------------------------------------------------------------------
     Net unrealized depreciation                                            $    (381,675)
     -------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - SMALL CAP ADVANTAGE FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                              SHARES           VALUE(a)
COMMON STOCKS (98.0%)

AEROSPACE & DEFENSE (0.6%)
Aviall                                              17,700(b)     $       224,790
MTC Technologies                                     7,200(b)             164,952
REMEC                                               28,633(b)             259,415
                                                                  ---------------
Total                                                                     649,157
---------------------------------------------------------------------------------

AIRLINES (1.2%)
AirTran Holdings                                    32,750(b)             439,833
America West Holdings Cl B                          17,500(b)             148,750
Northwest Airlines Cl A                             44,300(b)             397,371
SkyWest                                             12,300                215,004
                                                                  ---------------
Total                                                                   1,200,958
---------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (1.6%)
Aftermarket Technology                              17,600(b)             211,024
Asbury Automotive Group                             19,500(b)             337,545
Bandag                                               5,700                199,386
Dura Automotive Systems Cl A                        19,900(b)             209,746
Modine Mfg                                           8,800                217,360
Tenneco Automotive                                  23,100(b)             136,983
Tower Automotive                                    62,800(b)             273,808
                                                                  ---------------
Total                                                                   1,585,852
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (9.3%)
Anchor BanCorp Wisconsin                            14,100                338,400
Bank of the Ozarks                                  11,200                473,760
BankUnited Financial Cl A                           14,000(b)             304,360
Capital Bancorp                                      6,900                189,750
Central Pacific Financial                           10,450                277,134
City Holding                                         6,800                233,172
Commercial Capital Bancorp                          19,300(b)             406,265
Commercial Federal                                   5,300                131,440
Community Bank System                                7,200                315,360
Dime Community Bancshares                            9,783                232,835
First BanCorp                                       16,500                506,714
First Federal Capital                               14,400                297,072
First Republic Bank                                 11,200                350,896
FirstFed Financial                                  12,443(b)             493,987
Greater Bay Bancorp                                 17,100                351,747
Hawthorne Financial                                  5,800(b)             226,780
IBERIABANK                                           7,300                350,400
Independent Bank                                    12,961                371,333
MAF Bancorp                                          8,243                314,883
New Century Financial                               14,850                361,895
Oak Hill Financial                                   3,200                 93,216
Quaker City Bancorp                                  7,625                303,094
R & G Financial Cl B                                13,231(c)             394,284
South Financial Group                               17,300                425,407
Sterling Financial                                  18,088(b)             522,561
Texas Regional Bancshares Cl A                      12,400                417,880
TierOne                                             10,900(b)             242,525
Wintrust Financial                                   5,900                208,624
WSFS Financial                                       7,000                305,900
                                                                  ---------------
Total                                                                   9,441,674
---------------------------------------------------------------------------------

BEVERAGES & TOBACCO (0.4%)
Standard Commercial                                 24,050        $       432,900
---------------------------------------------------------------------------------

BROKER DEALERS (0.4%)
Affiliated Managers Group                            5,500(b)             372,900
---------------------------------------------------------------------------------

BUILDING MATERIALS & CONSTRUCTION (2.1%)
Building Materials Holding                          14,100                170,046
Griffon                                             19,750(b)             372,288
Hughes Supply                                        7,500                266,250
M/I Schottenstein Homes                              8,800                381,744
NCI Building Systems                                13,300(b)             255,360
Potlatch                                            14,400                424,656
Trex                                                 5,500(b)             199,100
USG                                                  6,200(b)             103,292
                                                                  ---------------
Total                                                                   2,172,736
---------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.0%)
NII Holdings Cl B                                    8,500(b)             535,415
Western Wireless Cl A                               24,600(b)             454,608
                                                                  ---------------
Total                                                                     990,023
---------------------------------------------------------------------------------

CHEMICALS (1.8%)
Aceto                                               10,500                199,815
FMC                                                 16,100(b)             400,729
Hercules                                            29,000(b)             324,800
Immucor                                              9,100(b)             227,500
MacDermid                                           14,400                411,696
OM Group                                            18,800                253,424
                                                                  ---------------
Total                                                                   1,817,964
---------------------------------------------------------------------------------

COMPUTER HARDWARE (1.8%)
Artesyn Technologies                                39,700(b)             319,585
Electronics for Imaging                              6,600(b)             141,372
Gateway                                             24,800(b)             143,096
Hutchinson Technology                                7,000(b)             221,410
Iomega                                              12,200(b)             141,276
RadiSys                                             16,200(b)             287,550
Rainbow Technologies                                23,950(b)             190,403
Synaptics                                           17,600(b)             211,200
Western Digital                                     19,300(b)             221,757
                                                                  ---------------
Total                                                                   1,877,649
---------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (10.9%)
ANSYS                                               12,100(b)             428,340
Ascential Software                                   6,250(b)             109,375
Avid Technology                                      3,900(b)             193,635
Avocent                                              7,100(b)             207,320
Centillium Communications                           17,000(b)             163,370
Ciber                                               26,100(b)             278,226
CompuCom Systems                                    36,400(b)             176,176
Dendrite Intl                                       29,000(b)             421,950
Digitas                                             24,600(b)             168,510
Documentum                                           8,500(b)             174,420
Dot Hill Systems                                    12,100(b)             200,860
eSpeed Cl A                                         15,300(b)             348,840
F5 Networks                                          8,300(b)             162,763
FactSet Research Systems                             3,400                165,070
Foundry Networks                                    15,500(b)     $       301,475
Hypercom                                            32,200(b)             159,390
Hyperion Solutions                                   7,800(b)             257,244
Informatica                                         22,600(b)             200,914
Inter-Tel                                            8,500                214,200
Intergraph                                           7,400(b)             176,046
Ixia                                                15,400(b)             123,200
j2 Global Communications                             4,700(b)             294,784
Kronos                                               2,400(b)             138,703
Lawson Software                                     30,500(b)             215,025
Legato Systems                                      39,600(b)             448,272
Lexar Media                                         21,700(b)             361,956
ManTech Intl Cl A                                   10,100(b)             230,583
McDATA Cl A                                         19,100(b)             193,865
Mentor Graphics                                      9,500(b)             192,375
Micromuse                                           14,900(b)             121,882
NDCHealth                                            6,900                146,142
NetIQ                                               17,000(b)             228,820
OPNET Technologies                                   7,900(b)              94,800
Pinnacle Systems                                    13,400(b)             121,538
Quest Software                                       8,400(b)              89,124
Red Hat                                             18,000(b)             131,040
RSA Security                                        19,600(b)             236,768
SafeNet                                              6,300(b)             227,052
SeaChange Intl                                      28,200(b)             288,486
SM&A                                                10,300                 97,139
SupportSoft                                         34,900(b)             310,610
Take-Two Interactive Software                       14,700(b)             437,619
Tyler Technologies                                  33,200(b)             210,156
United Online                                        7,100(b)             270,581
ValueClick                                          26,100(b)             241,425
Vastera                                             14,100(b)              76,563
VitalWorks                                          40,000(b)             200,400
WebMethods                                          18,100(b)             163,262
Websense                                            10,600(b)             252,280
Wireless Facilities                                 33,600(b)             462,336
                                                                  ---------------
Total                                                                  11,114,910
---------------------------------------------------------------------------------

ELECTRONICS (7.7%)
Actel                                                7,651(b)             224,098
Aeroflex                                            22,974(b)             209,063
Artisan Components                                   4,100(b)              87,125
Axcelis Technologies                                22,900(b)             199,230
Benchmark Electronics                                7,250(b)             321,754
Brooks Automation                                   10,400(b)             254,280
Cabot Microelectronics                               2,000(b)             130,380
Daktronics                                          16,700(b)             270,874
DSP Group                                            6,500(b)             176,930
Emerson Radio                                       63,900(b)             212,787
Entegris                                            19,373(b)             285,171
ESCO Technologies                                    6,800(b)             319,940
Exar                                                15,500(b)             253,425
Gerber Scientific                                   12,400(b)              90,768
GlobespanVirata                                     28,100(b)             213,841
GrafTech Intl                                       38,100(b)             304,800

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SMALL CAP ADVANTAGE FUND

ISSUER                                              SHARES            VALUE(a)
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONT.)
Helix Technology                                     9,034        $       165,864
II-VI                                                7,800(b)             192,894
Integrated Circuit Systems                           5,500(b)             189,860
Integrated Electrical Services                      32,900(b)             205,625
Kopin                                               29,000(b)             252,590
Micrel                                              15,000(b)             204,000
Moog Cl A                                            8,514(b)             320,978
Newport                                             15,250(b)             272,518
Photronics                                           9,800(b)             238,042
Pioneer-Standard Electronics                        11,600                112,404
Pixelworks                                          13,300(b)             125,951
Plexus                                              10,200(b)             168,300
Power Integrations                                   6,500(b)             209,170
Rambus                                               9,900(b)             164,934
Rofin-Sinar Technologies                            13,000(b)             270,790
Rudolph Technologies                                 8,226(b)             182,206
Skyworks Solutions                                  48,840(b)             553,845
Varian Semiconductor Equipment Associates            5,800(b)             235,306
Zoran                                                9,656(b)             241,014
                                                                  ---------------
Total                                                                   7,860,757
---------------------------------------------------------------------------------

ENERGY (1.0%)
Brown (Tom)                                          7,300(b)             200,677
Chesapeake Energy                                   18,800                203,792
Patina Oil & Gas                                     8,325                308,441
St. Mary Land & Exploration                         11,700                331,110
                                                                  ---------------
Total                                                                   1,044,020
---------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
CARBO Ceramics                                       7,900                306,125
Cimarex Energy                                      13,300(b)             289,275
Grey Wolf                                           81,600(b)             309,264
Offshore Logistics                                   4,500(b)              96,120
Oil States Intl                                     23,400(b)             282,906
Ultra Petroleum                                     33,900(b)             491,889
Unit Corp                                            9,100(b)             196,196
                                                                  ---------------
Total                                                                   1,971,775
---------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION (0.5%)
Dycom Inds                                           8,400(b)             190,260
URS                                                 13,800(b)             315,054
                                                                  ---------------
Total                                                                     505,314
---------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES (0.2%)
Stericycle                                           4,900(b)             235,151
---------------------------------------------------------------------------------

FINANCE COMPANIES (0.3%)
ITLA Capital                                         6,900(b)             310,500
---------------------------------------------------------------------------------

FINANCIAL SERVICES (2.4%)
AmeriCredit                                         34,200(b)             366,966
Charles River Associates                             8,600(b)             289,304
Delphi Financial Group Cl A                         11,300                543,078
Irwin Financial                                     15,494                348,770
Jefferies Group                                      8,800                261,360
Saxon Capital                                       17,500(b)             287,700
WFS Financial                                        7,700(b)             300,454
                                                                  ---------------
Total                                                                   2,397,632
---------------------------------------------------------------------------------

FOOD (1.1%)
Corn Products Intl                                   7,000        $       220,710
Del Monte Foods                                     16,500(b)             148,170
J & J Snack Foods                                    4,300(b)             150,973
Ralcorp Holdings                                    10,800(b)             306,936
Sensient Technologies                               13,300                276,640
                                                                  ---------------
Total                                                                   1,103,429
---------------------------------------------------------------------------------

FURNITURE & APPLIANCES (0.7%)
Briggs & Stratton                                    8,100                476,280
Select Comfort                                       9,975(b)             232,318
                                                                  ---------------
Total                                                                     708,598
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (8.7%)
Abgenix                                             13,000(b)             169,000
Adolor                                               9,700(b)             138,128
ALARIS Medical Systems                              19,300(b)             330,995
Alpharma Cl A                                        7,700                161,469
Amylin Pharmaceuticals                              10,700(b)             305,485
AtheroGenics                                        21,800(b)             296,698
Bio-Rad Laboratories Cl A                            2,000(b)             102,300
BioMarin Pharmaceutical                             31,100(b)             293,895
Biosite                                              4,400(b)             204,160
Cantel Medical                                       6,950(b)              88,265
Coherent                                             8,000(b)             209,600
Conmed                                               7,300(b)             155,271
Cooper Companies                                     8,086                299,910
CV Therapeutics                                      9,000(b)             230,850
DeCODE genetics                                     48,200(b),(c)         152,312
Endo Pharmaceuticals Holdings                       19,900(b)             337,305
EPIX Medical                                         9,200(b)             175,076
Esperion Therapeutics                               13,600(b)             246,024
Exact Sciences                                      13,000(b)             218,920
Gen-Probe                                            6,000(b)             379,439
Kos Pharmaceuticals                                  7,000(b)             263,900
Kyphon                                               4,600(b)             108,790
Martek Biosciences                                   6,500(b)             335,335
Mentor                                               4,600                106,306
MIM                                                 12,900(b)              90,300
Myriad Genetics                                      7,800(b)              97,656
Nabi Biopharmaceuticals                             25,500(b)             163,455
Neurocrine Biosciences                               3,800(b)             203,338
OSI Pharmaceuticals                                  7,000(b)             266,700
Perrigo                                             13,400                188,270
Pharmaceutical Resources                             4,300(b)             240,542
Pharmacopeia                                         9,700(b)             118,825
PSS World Medical                                   32,800(b)             304,384
Respironics                                          4,150(b)             172,889
SciClone Pharmaceuticals                             9,500(b)              75,620
Serologicals                                         9,060(b)             125,934
Tanox                                               10,000(b)             221,900
Techne                                               5,400(b)             181,116
Telik                                               14,000(b)             268,520
Therasense                                          17,600(b)             250,800
United Therapeutics                                 14,400(b)             330,048
Wilson Greatbatch Technologies                       5,300(b)             209,721
                                                                  ---------------
Total                                                                   8,819,451
---------------------------------------------------------------------------------

HEALTH CARE SERVICES (3.8%)
aaiPharma                                           19,000(b)     $       341,430
Beverly Enterprises                                 35,000(b)             227,500
Cell Genesys                                        17,100(b)             205,713
Connetics                                           18,100(b)             339,194
Discovery Partners Intl                             35,500(b)             169,868
Hanger Orthopedic Group                             13,900(b)             193,905
Molina Healthcare                                    9,550(b)             226,813
Option Care                                          9,000(b)             104,850
Owens & Minor                                       14,200                330,860
Pediatrix Medical Group                              6,700(b)             299,624
Select Medical                                      10,500(b)             302,400
Sierra Health Services                              12,700(b)             247,777
Stewart Enterprises Cl A                            38,600(b)             159,032
SurModics                                            3,000(b)             100,680
VCA Antech                                          25,400(b)             585,215
                                                                  ---------------
Total                                                                   3,834,861
---------------------------------------------------------------------------------

HOME BUILDING (0.2%)
Beazer Homes USA                                     3,000(b)             249,360
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Helen of Troy                                       10,200(b)             221,330
Jarden                                               4,300(b)             141,341
                                                                  ---------------
Total                                                                     362,671
---------------------------------------------------------------------------------

INDUSTRIAL SERVICES (0.6%)
United Rentals                                      18,300(b)             308,904
UNOVA                                               17,850(b)             284,708
                                                                  ---------------
Total                                                                     593,612
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.8%)
Forward Air                                          6,400(b)             194,304
Genesee & Wyoming Cl A                               9,600(b)             232,512
Heartland Express                                    9,200(b)             235,060
Overseas Shipbuilding Group                          4,000                103,640
P.A.M. Transportation Services                       4,000(b)              91,000
Pacer Intl                                          16,700(b)             332,330
RailAmerica                                         13,800(b)             131,100
Wabash Natl                                         15,600(b)             278,460
Yellow Corp                                          8,100(b)             227,124
                                                                  ---------------
Total                                                                   1,825,530
---------------------------------------------------------------------------------

INSURANCE (2.8%)
AMERIGROUP                                           6,400(b)             260,608
IPC Holdings                                         7,700(c)             269,962
Navigators Group                                     6,800(b)             236,708
Odyssey Re Holdings                                 17,800                366,324
Penn-America Group                                  22,000                275,220
ProAssurance                                        14,900(b)             383,526
RLI                                                 13,300                438,368
StanCorp Financial Group                             3,200                181,408
Triad Guaranty                                       7,417(b)             344,668
United Fire & Casualty                               3,400                134,096
                                                                  ---------------
Total                                                                   2,890,888
---------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (0.3%)
Argosy Gaming                                        7,700(b)             185,955
Johnson Outdoors Cl A                               10,400(b)             145,808
                                                                  ---------------
Total                                                                     331,763
---------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SMALL CAP ADVANTAGE FUND

ISSUER                                              SHARES            VALUE(a)
COMMON STOCKS (CONTINUED)

LODGING & GAMING (1.0%)
Alliance Gaming                                     16,200(b)     $       364,986
Aztar                                               17,764(b)             306,429
Scientific Games Cl A                               35,800(b)             317,904
                                                                  ---------------
Total                                                                     989,319
---------------------------------------------------------------------------------

MACHINERY (2.8%)
Albany Intl Cl A                                    12,610                385,362
Clarcor                                              8,300                355,572
Gardner Denver                                      16,800(b)             395,472
Global Power Equipment Group                        27,800(b)             152,066
Joy Global                                          24,900(b)             427,782
Kadant                                              10,100(b)             190,890
Terex                                               19,000(b)             438,900
Toro                                                10,200                479,196
                                                                  ---------------
Total                                                                   2,825,240
---------------------------------------------------------------------------------

MEDIA (3.3%)
ADVO                                                 3,900(b)             172,185
Banta                                                6,500                225,745
Consolidated Graphics                                6,114(b)             151,199
Courier                                              4,100                214,225
Donnelley (RH)                                      11,300(b)             467,820
DoubleClick                                         22,700(b)             255,829
Journal Register                                    16,300(b)             292,259
Lin TV                                               7,450(b)             174,330
Regent Communications                               23,950(b)             142,503
Sinclair Broadcast Group Cl A                       22,800(b)             253,764
Spanish Broadcasting System Cl A                    33,100(b)             256,525
TiVo                                                20,800(b)             226,096
XM Satellite Radio Holdings Cl A                    14,400(b)             197,280
Young Broadcasting Cl A                             12,000(b)             291,840
                                                                  ---------------
Total                                                                   3,321,600
---------------------------------------------------------------------------------

METALS (1.2%)
AMCOL Intl                                           8,300                 90,138
Century Aluminum                                    20,100                185,925
Maverick Tube                                       12,100(b)             205,579
Reliance Steel & Aluminum                           15,400                355,278
RTI Intl Metals                                     14,600(b)             153,300
United States Steel                                 11,200                206,192
                                                                  ---------------
Total                                                                   1,196,412
---------------------------------------------------------------------------------

MISCELLANEOUS (0.5%)
Gevity HR                                           14,100                220,947
SCP Pool                                             8,100(b)             332,100
                                                                  ---------------
Total                                                                     553,047
---------------------------------------------------------------------------------

MULTI-INDUSTRY (3.1%)
Acuity Brands                                       19,050        $       341,186
Anixter Intl                                         5,300(b)             120,469
Applied Films                                        6,900(b)             215,970
Corinthian Colleges                                  2,500(b)             143,875
Cornell Companies                                   17,300(b)             275,243
Global Imaging Systems                               9,400(b)             241,674
IKON Office Solutions                               23,300                167,993
Imation                                                100                  3,595
Jacuzzi Brands                                      55,000(b)             312,950
Labor Ready                                         31,800(b)             294,786
MPS Group                                           34,000(b)             324,700
NCO Group                                           14,600(b)             309,666
YORK Intl                                           11,200                361,536
                                                                  ---------------
Total                                                                   3,113,643
---------------------------------------------------------------------------------

PAPER & PACKAGING (0.8%)
Buckeye Technologies                                23,600(b)             185,260
Crown Holdings                                      40,400(b)             299,768
Silgan Holdings                                     10,300(b)             328,570
                                                                  ---------------
Total                                                                     813,598
---------------------------------------------------------------------------------

PRECIOUS METALS (--%)
Coeur d'Alene Mines                                 16,000(b)              50,400
---------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (2.7%)
CBL & Associates Properties                          5,100                249,747
Gables Residential Trust                             9,400                304,372
Impac Mtge Holdings                                 27,700                416,608
Pan Pacific Retail Properties                        7,900                332,590
Redwood Trust                                        9,400                406,080
SL Green Realty                                      8,500                298,945
Town & Country Trust                                 9,400                216,200
Universal Health Realty Income Trust                 5,600                150,808
Ventas                                              22,100                373,711
                                                                  ---------------
Total                                                                   2,749,061
---------------------------------------------------------------------------------

RESTAURANTS (1.2%)
Bob Evans Farms                                      7,700                208,131
Jack in the Box                                      4,500(b)              95,355
Lone Star Steakhouse & Saloon                        6,800                147,288
Panera Bread Cl A                                    6,600(b)             291,390
RARE Hospitality Intl                                7,334(b)             279,279
Ryan's Family Steak Houses                          13,950(b)             186,651
                                                                  ---------------
Total                                                                   1,208,094
---------------------------------------------------------------------------------

RETAIL -- GENERAL (6.3%)
7-Eleven                                            25,400(b)     $       312,166
American Eagle Outfitters                           23,600(b)             404,976
AnnTaylor Stores                                     8,100(b)             275,400
BJ's Wholesale Club                                 14,100(b)             307,944
Clarie's Stores                                      9,900                342,045
Department 56                                       15,600(b)             216,840
Dick's Sporting Goods                                9,800(b)             370,636
Finish Line Cl A                                    15,700(b)             425,627
Guitar Center                                        9,000(b)             301,860
Hollywood Entertainment                             18,100(b)             314,397
Jo-Ann Stores Cl A                                  14,100(b)             425,820
NBTY                                                16,900(b)             447,005
Pacific Sunwear of California                       13,200(b)             446,160
Phillips-Van Heusen                                 11,400                173,280
School Specialty                                    10,100(b)             284,315
Sharper Image                                       16,600(b)             469,115
Sports Authority                                    12,049(b)             390,147
Tuesday Morning                                      9,700(b)             335,814
World Fuel Services                                  5,600                152,600
                                                                  ---------------
Total                                                                   6,396,147
---------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (3.5%)
Aether Systems                                      18,200(b)              98,462
Andrew Corp                                         23,270(b)             288,083
Applied Signal Technology                           15,250                283,955
Arris Group                                         27,928(b)             137,126
Boston Communications Group                         15,100(b)             203,095
CommScope                                           13,200(b)             135,696
Crown Castle Intl                                   24,600(b)             264,450
Digi Intl                                           31,200(b)             198,744
Ditech Communications                               17,200(b)             114,896
Interdigital Communications                         11,900(b)             211,225
Nextel Partners Cl A                                42,300(b)             348,129
Orbital Sciences                                    30,900(b)             270,993
Plantronics                                          6,390(b)             161,475
Sonus Networks                                      20,000(b)             142,000
Stratex Networks                                    30,100(b)             112,875
Sycamore Networks                                   41,100(b)             173,442
Tekelec                                             20,700(b)             361,836
                                                                  ---------------
Total                                                                   3,506,482
---------------------------------------------------------------------------------

TEXTILES & APPAREL (2.0%)
K-Swiss Cl A                                         7,400                294,076
Kellwood                                            12,100                441,771
Maxwell Shoes Cl A                                  22,775(b)             338,892
Mossimo                                             12,000(b)              76,200
Oakley                                              14,600(b)             158,994
Quiksilver                                          25,100(b)             455,565
Urban Outfitters                                     4,900(b)             240,247
                                                                  ---------------
Total                                                                   2,005,745
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - SMALL CAP ADVANTAGE FUND

ISSUER                                              SHARES           VALUE(a)
COMMON STOCKS (CONTINUED)

UTILITIES -- ELECTRIC (1.3%)
Black Hills                                         16,000        $       518,560
PNM Resources                                       18,800                515,120
Unisource Energy                                    16,868                316,106
                                                                  ---------------
Total                                                                   1,349,786
---------------------------------------------------------------------------------

UTILITIES -- NATURAL GAS (1.9%)
Energen                                             15,786                563,244
New Jersey Resources                                 7,639                275,768
ONEOK                                               20,400                428,196
San Juan Basin Royalty Trust                           900                 16,110
UGI                                                 13,389                409,034
Western Gas Resources                                5,600                219,744
                                                                  ---------------
Total                                                                   1,912,096
---------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.8%)
Cincinnati Bell                                     28,700(b)     $       162,155
Commonwealth Telephone Enterprise                    4,400(b)             173,624
General Communication Cl A                          37,370(b)             319,514
PTEK Holdings                                       25,100(b)             180,971
                                                                  ---------------
Total                                                                     836,264
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $81,628,898)                                               $    99,528,969
---------------------------------------------------------------------------------

                                               ANNUALIZED        AMOUNT
                                              YIELD ON DATE    PAYABLE AT
ISSUER                                         OF PURCHASE      MATURITY           VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.5%)

U.S. GOVERNMENT AGENCY
Federal Natl Mtge Assn Disc Nts
  11-12-03                                          1.07%     $  1,000,000      $      997,950
  11-19-03                                          1.01         1,500,000           1,496,620
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,494,392)                                                              $    2,494,570
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $84,123,290)(d)                                                          $  102,023,539
==============================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 0.8% of net assets.

(d) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $84,747,837 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                   $  18,244,155
     Unrealized depreciation                                                        (968,453)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                               $  17,275,702
     ---------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - STOCK FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                              SHARES           VALUE(a)
COMMON STOCKS (88.5%)

AEROSPACE & DEFENSE (4.4%)
Lockheed Martin                                      2,844        $       145,698
Northrop Grumman                                     1,921                183,417
Rockwell Automation                                  6,648                180,959
                                                                  ---------------
Total                                                                     510,074
---------------------------------------------------------------------------------

AIRLINES (0.9%)
Southwest Airlines                                   6,165                105,360
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (4.4%)
Bank of America                                      1,920                152,160
Bank of New York                                     3,318                 97,616
Bank One                                             2,370                 93,544
U.S. Bancorp                                         6,681                159,675
                                                                  ---------------
Total                                                                     502,995
---------------------------------------------------------------------------------

BEVERAGES & TOBACCO (1.1%)
Coca-Cola                                            2,856                124,293
---------------------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS (1.2%)
Vodafone Group ADR                                   7,559(c)             138,330
---------------------------------------------------------------------------------

CHEMICALS (3.9%)
Dow Chemical                                         5,736                198,064
Ecolab                                               4,787                123,457
Praxair                                              1,920                122,534
                                                                  ---------------
Total                                                                     444,055
---------------------------------------------------------------------------------

COMPUTER HARDWARE (3.4%)
Cisco Systems                                        7,153(b)             136,980
EMC                                                 11,398(b)             145,325
Hewlett-Packard                                      5,685                113,245
                                                                  ---------------
Total                                                                     395,550
---------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (4.9%)
Intl Business Machines                               1,917                157,213
Microsoft                                           15,182                402,627
                                                                  ---------------
Total                                                                     559,840
---------------------------------------------------------------------------------

ELECTRONICS (6.4%)
Flextronics Intl                                    11,900(b),(c)         160,531
Intel                                                9,976                285,513
KLA-Tencor                                           2,393(b)             142,048
Texas Instruments                                    6,189                147,608
                                                                  ---------------
Total                                                                     735,700
---------------------------------------------------------------------------------

ENERGY (4.7%)
Apache                                               2,481                171,139
BP ADR                                               4,726(c)             197,169
ConocoPhillips                                       2,205                123,127
EnCana                                               1,440(c)              53,928
                                                                  ---------------
Total                                                                     545,363
---------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.4%)
GlobalSantaFe                                        2,857        $        70,854
Schlumberger                                         1,888                 93,474
                                                                  ---------------
Total                                                                     164,328
---------------------------------------------------------------------------------

FINANCE COMPANIES (3.4%)
Citigroup                                            6,646                288,105
MGIC Investment                                      1,920                108,230
                                                                  ---------------
Total                                                                     396,335
---------------------------------------------------------------------------------

FOOD (1.5%)
ConAgra Foods                                        4,788                105,336
Sara Lee                                             3,841                 72,902
                                                                  ---------------
Total                                                                     178,238
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (10.4%)
Abbott Laboratories                                  2,850                114,855
Amgen                                                1,920(b)             126,528
Baxter Intl                                          7,163                201,280
MedImmune                                            2,847(b)              99,275
Medtronic                                            4,742                235,108
Pfizer                                              11,412                341,448
St. Jude Medical                                     1,425(b)              74,200
                                                                  ---------------
Total                                                                   1,192,694
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                     1,421                124,039
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (1.2%)
Union Pacific                                        2,363                144,001
---------------------------------------------------------------------------------

INSURANCE (0.7%)
American Intl Group                                  1,418                 84,470
---------------------------------------------------------------------------------

LEISURE TIME & ENTERTAINMENT (1.5%)
Mattel                                               4,781                 92,369
Viacom Cl B                                          1,885                 84,825
                                                                  ---------------
Total                                                                     177,194
---------------------------------------------------------------------------------

LODGING & GAMING (0.9%)
MGM Mirage                                           2,857(b)             103,595
---------------------------------------------------------------------------------

MACHINERY (3.2%)
Caterpillar                                          2,844                204,284
Deere & Co                                           2,870                162,184
                                                                  ---------------
Total                                                                     366,468
---------------------------------------------------------------------------------

MEDIA (5.0%)
Disney (Walt)                                        9,485                194,443
InterActiveCorp                                     10,432(b)             386,088
                                                                  ---------------
Total                                                                     580,531
---------------------------------------------------------------------------------

METALS (1.7%)
Alcoa                                                4,739        $       135,346
Freeport McMoRan Cooper & Gold Cl B                  1,920                 57,600
                                                                  ---------------
Total                                                                     192,946
---------------------------------------------------------------------------------

MULTI-INDUSTRY (6.7%)
3M                                                   1,422                202,592
Danaher                                              2,521                194,747
General Electric                                    12,315                364,155
                                                                  ---------------
Total                                                                     761,494
---------------------------------------------------------------------------------

PAPER & PACKAGING (4.0%)
Intl Paper                                           5,687                230,608
Weyerhaeuser                                         3,842                228,599
                                                                  ---------------
Total                                                                     459,207
---------------------------------------------------------------------------------

RETAIL -- GENERAL (4.3%)
Home Depot                                           3,318                106,707
Wal-Mart Stores                                      6,637                392,711
                                                                  ---------------
Total                                                                     499,418
---------------------------------------------------------------------------------

TELECOM EQUIPMENT & SERVICES (1.0%)
Corning                                             14,240(b)             117,480
---------------------------------------------------------------------------------

UTILITIES -- ELECTRIC (4.2%)
Dominion Resources                                   3,319                201,065
FPL Group                                            2,371                146,670
Public Service Enterprise Group                      3,104                131,423
                                                                  ---------------
Total                                                                     479,158
---------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (1.0%)
Verizon Communications                               3,315                117,086
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $9,367,156)                                                $    10,200,242
---------------------------------------------------------------------------------

                                            ANNUALIZED          AMOUNT
                                           YIELD ON DATE      PAYABLE AT
ISSUER                                      OF PURCHASE        MATURITY            VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (8.7%)

U.S. GOVERNMENT AGENCY
Federal Natl Mtge Assn Disc Nts
   10-01-03                                         0.97%   $    500,000        $      499,546
   11-19-03                                         1.05         500,000               498,874
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $998,390)                                                                $      998,420
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,365,546)(d)                                                          $   11,198,662
==============================================================================================

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - STOCK FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 4.8% of net assets.

(d) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $10,420,939 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                  $      882,693
     Unrealized depreciation                                                        (104,970)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                              $      777,723
     ---------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

INVESTMENTS IN SECURITIES

AXP VP - STRATEGY AGGRESSIVE FUND

AUG. 31, 2003

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

ISSUER                                             SHARES            VALUE(a)
COMMON STOCKS (97.0%)

AIRLINES (0.7%)
Ryanair Holdings ADR                               165,000(b),(c) $     6,977,850
---------------------------------------------------------------------------------

AUTOMOTIVE & RELATED (1.6%)
Gentex                                             425,000(b)          15,941,750
---------------------------------------------------------------------------------

BANKS AND SAVINGS & LOANS (1.2%)
New York Community Bancorp                         215,000              6,613,400
TCF Financial                                      115,000              5,288,850
                                                                  ---------------
Total                                                                  11,902,250
---------------------------------------------------------------------------------

CHEMICALS (2.0%)
Rohm & Haas                                        325,000             11,807,250
Sigma-Aldrich                                      132,000              7,227,000
                                                                  ---------------
Total                                                                  19,034,250
---------------------------------------------------------------------------------

COMPUTER HARDWARE (3.1%)
Lexmark Intl Cl A                                   78,000(b)           5,229,120
Network Appliance                                  800,000(b)          17,928,000
SanDisk                                            110,000(b)           6,650,600
                                                                  ---------------
Total                                                                  29,807,720
---------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (14.2%)
Affiliated Computer Services Cl A                  245,000(b)          12,154,450
BISYS Group                                        515,000(b)           9,450,250
DST Systems                                        217,000(b)           8,593,200
Electronic Arts                                    193,000(b)          17,321,750
Fiserv                                             414,000(b)          16,083,900
Intuit                                             220,000(b)           9,970,400
iPass                                              130,000(b)           2,730,000
Knowledge Mechanics Group                        1,436,310(b),(g)             144
Mercury Interactive                                326,000(b)          14,308,140
NetScreen Technologies                             480,000(b)          11,486,400
Paychex                                            327,000             11,772,000
SRA Intl Cl A                                      220,000(b)           8,001,400
SunGard Data Systems                               550,000(b)          15,510,000
                                                                  ---------------
Total                                                                 137,382,034
---------------------------------------------------------------------------------

ELECTRONICS (9.3%)
Analog Devices                                     190,000(b)           7,790,000
Integrated Circuit Systems                         490,000(b)          16,914,800
KLA-Tencor                                         245,000(b)          14,543,200
Maxim Integrated Products                          110,000              4,940,100
Microchip Technology                               760,000             21,287,600
Novellus Systems                                   215,000(b)           8,591,400
Teradyne                                           275,000(b)           4,903,250
Xilinx                                             355,000(b)          10,948,200
                                                                  ---------------
Total                                                                  89,918,550
---------------------------------------------------------------------------------

ENERGY (2.0%)
Apache                                             110,000              7,587,800
Devon Energy                                       225,630             11,676,353
                                                                  ---------------
Total                                                                  19,264,153
---------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.2%)
BJ Services                                        265,000(b)     $     9,903,050
ENSCO Intl                                         185,000              5,170,750
Grant Prideco                                      439,000(b)           5,092,400
Nabors Inds                                        262,000(b),(c)      10,519,300
Noble                                              163,000(b)           5,897,340
Varco Intl                                         268,000(b)           4,623,000
Weatherford Intl                                   244,000(b)           9,169,520
                                                                  ---------------
Total                                                                  50,375,360
---------------------------------------------------------------------------------

FINANCIAL SERVICES (1.3%)
Alliance Data Systems                              325,000(b)           9,620,000
CapitalSource                                      145,000(b)           2,552,000
                                                                  ---------------
Total                                                                  12,172,000
---------------------------------------------------------------------------------

HEALTH CARE PRODUCTS (13.6%)
Alcon                                              160,000(c)           8,360,000
Amylin Pharmaceuticals                             550,000(b)          15,702,500
Barr Laboratories                                  251,500(b)          17,019,016
Biomet                                             330,000              9,810,900
Genzyme                                            163,000(b)           7,685,450
Gilead Sciences                                    432,000(b)          28,814,400
IDEC Pharmaceuticals                               235,000(b)           8,166,250
MedImmune                                          594,000(b)          20,712,780
St. Jude Medical                                   107,000(b)           5,571,490
Zimmer Holdings                                    200,000(b)          10,348,000
                                                                  ---------------
Total                                                                 132,190,786
---------------------------------------------------------------------------------

HEALTH CARE SERVICES (10.3%)
Anthem                                             165,000(b)          12,078,000
Caremark Rx                                        634,000(b)          15,932,420
Charles River Laboratories Intl                    380,000(b)          13,585,000
Community Health Systems                           523,000(b)          12,023,770
Express Scripts Cl A                               105,000(b)           6,805,050
First Health Group                                 330,000(b)           8,652,600
Lincare Holdings                                   285,000(b)           9,869,550
Mid Atlantic Medical Services                      160,000(b)           7,849,600
Pharmaceutical Product Development                 155,300(b)           3,961,703
WebMD                                              860,000(b)           8,858,000
                                                                  ---------------
Total                                                                  99,615,693
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Church & Dwight                                    248,000              7,923,600
---------------------------------------------------------------------------------

INDUSTRIAL SERVICES (0.9%)
Cintas                                              47,500              1,896,675
Fastenal                                           170,000              6,873,100
                                                                  ---------------
Total                                                                   8,769,775
---------------------------------------------------------------------------------

INDUSTRIAL TRANSPORTATION (3.1%)
C.H. Robinson Worldwide                            175,000              6,644,750
Hunt (JB) Transport Services                       400,000(b)          19,880,000
Pacer Intl                                         185,600(b)           3,693,440
                                                                  ---------------
Total                                                                  30,218,190
---------------------------------------------------------------------------------

INSURANCE (2.9%)
Axis Capital Holdings                              234,950(b),(c) $     5,768,023
Everest Re Group                                    65,000(c)           4,764,500
IPC Holdings                                       125,000(c)           4,382,500
WellChoice                                         110,000(b)           3,192,200
Willis Group Holdings                              355,000(c)          10,291,450
                                                                  ---------------
Total                                                                  28,398,673
---------------------------------------------------------------------------------

LODGING & GAMING (0.7%)
Hilton Hotels                                      433,000              6,616,240
---------------------------------------------------------------------------------

MEDIA (7.8%)
Amazon.com                                         325,000(b)          15,093,000
Citadel Broadcasting                               225,000(b)           4,968,000
Cox Radio Cl A                                     323,000(b)           7,797,220
Lin TV                                             375,000(b)           8,775,000
Scripps (EW) Cl A                                   80,000              6,927,200
Univision Communications Cl A                      570,000(b)          21,369,300
Westwood One                                       317,000(b)          10,175,700
                                                                  ---------------
Total                                                                  75,105,420
---------------------------------------------------------------------------------

MULTI-INDUSTRY (7.0%)
Apollo Group Cl A                                  270,000(b)          17,298,900
Corporate Executive Board                          248,000(b)          10,949,200
Danaher                                            138,000             10,660,500
Harman Intl Inds                                    85,000              8,470,250
Hewitt Associates Cl A                             163,000(b)           4,066,850
Manpower                                           410,000             15,953,100
                                                                  ---------------
Total                                                                  67,398,800
---------------------------------------------------------------------------------

PAPER & PACKAGING (0.7%)
Smurfit-Stone Container                            430,000(b)           6,785,400
---------------------------------------------------------------------------------

RESTAURANTS (2.2%)
Brinker Intl                                       218,000(b)           7,455,600
Krispy Kreme Doughnuts                             164,000(b)           7,237,320
Starbucks                                          245,000(b)           6,967,800
                                                                  ---------------
Total                                                                  21,660,720
---------------------------------------------------------------------------------

RETAIL -- GENERAL (4.6%)
AutoZone                                            50,000(b)           4,590,000
Bed Bath & Beyond                                  320,000(b)          13,769,600
Dollar Tree Stores                                 218,000(b)           8,552,140
Family Dollar Stores                               268,000             10,752,160
Talbots                                            177,000              6,490,590
                                                                  ---------------
Total                                                                  44,154,490
---------------------------------------------------------------------------------

TEXTILES & APPAREL (1.8%)
Chico's FAS                                        542,000(b)          17,609,580
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $822,797,716)                                              $   939,223,284
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - STRATEGY AGGRESSIVE FUND

ISSUER                                             SHARES            VALUE(a)
PREFERRED STOCKS (1.8%)(B)

Aurgin Systems                                   2,440,000(d),(e) $            --
Bluestream Ventures LP                           5,225,000(e),(h)       1,773,187
Calient Network                                  2,076,124(e)           1,192,484
Dia Dexus
  Cv Series C                                    1,113,979(e)           4,316,669
Fibrogen
  Cv Series E                                    1,559,020(e)           4,200,000
Knowledge Mechanics Group
  Series B                                         287,262(d)                  --
Marketsoft
  Cv                                               762,295(e)             381,148
Mars
  Cv Series D                                    2,619,048(d),(e)              --
  Cv Series G                                    3,332,000(d),(e)              --
Nobex
  Series E                                       2,800,000(e)           1,960,000
Paxonet Communications
  Series C                                         921,985(d),(e)              --
Portera
  Series G                                       1,616,419(d),(e)              --
Sun Hill Software
  Cv Series C                                      353,648(e)              17,682
Therox
  Cv Series H                                      921,580(e)           3,686,319
---------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $81,189,429)                                               $   17,527,489
---------------------------------------------------------------------------------

                                                COUPON    PRINCIPAL
ISSUER                                           RATE      AMOUNT                     VALUE(a)
BONDS (0.2%)

Federal Farm Credit Bank
   03-15-06                                      2.50%   $  2,000,000              $    2,001,392
Mars
  Cv
   04-30-05                                     12.00         550,000(b),(d),(e)               --
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,549,422)                                                                 $    2,001,392
-------------------------------------------------------------------------------------------------

                                                EXERCISE     EXPIRATION
ISSUER                        CONTRACTS           PRICE        DATE         VALUE(a)
OPTIONS PURCHASED (--%)

CALLS
Micron Tech                     4,300             $  15      Sept. 2003    $  182,750
Micron Tech                     2,970                14      Sept. 2003       267,300
-------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $842,295)                                                           $  450,050
-------------------------------------------------------------------------------------

                                            ANNUALIZED         AMOUNT
                                           YIELD ON DATE      PAYABLE AT
ISSUER                                      OF PURCHASE       MATURITY             VALUE(a)
----------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.7%)

U.S. GOVERNMENT AGENCY (0.1%)
Federal Natl Mtge Assn Disc Nt
   09-10-03                                        1.02%    $  1,200,000        $    1,199,592
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.6%)
Sheffield Receivables
   09-02-03                                         1.06      15,000,000(f)         14,998,233
----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $16,198,301)                                                             $   16,197,825
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $923,577,163)(i)                                                         $  975,400,040
==============================================================================================

                            See accompanying notes to investments in securities.

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - STRATEGY AGGRESSIVE FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2003, the value of foreign securities represented 5.3% of net assets.

(d)  Negligible market value.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the board. Information concerning such security holdings at Aug. 31, 2003, is as follows:

                                                                ACQUISITION
     SECURITY                                                      DATES                                  COST
     ---------------------------------------------------------------------------------------------------------
     Aurgin Systems                                               12-16-99                       $   6,002,400
     Bluestream Ventures LP                                06-28-00 thru 02-18-03                    4,959,427
     Calient Network                                              12-06-00                          14,999,996
     Dia Dexus
        Cv Series C                                               04-03-00                           8,633,337
     Fibrogen
        Cv Series E                                               05-17-00                           7,000,000
     Marketsoft
        Cv                                                        12-11-00                           3,720,000
     Mars
        12.00% Cv 2005                                     08-22-01 thru 08-24-02                      550,000
        Cv Series D                                               06-16-00                           5,500,001
        Cv Series G                                               12-01-99                           7,000,000
     Nobex
        Series E                                                  05-04-99                           7,000,000
     Paxonet Communications
        Series C                                           04-04-01 thru 04-23-01                    2,599,998
     Portera
        Series G                                                  11-10-00                           5,415,004
     Sun Hill Software (formerly Vcommerce)
        CV Series C                                               07-21-00                           4,119,999
     Therox
        Cv Series H                                               09-05-00                           4,239,268

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2003 are as follows:

                                          BEGINNING      PURCHASE         SALES        ENDING        DIVIDEND
     ISSUER                                 COST           COST            COST         COST          INCOME    VALUE(a)
     -------------------------------------------------------------------------------------------------------------------
     Knowledge Mechanics Group          $  3,300,002      $    --        $    --     $ 3,300,002     $     --   $   144

(h) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Aug. 31, 2003, the amount of capital committed to the LLC or LP for future investment was $4,275,000.

(i) At Aug. 31, 2003, the cost of securities for federal income tax purposes was $923,590,541 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation                                                        $  149,983,385
   Unrealized depreciation                                                           (98,173,886)
   ---------------------------------------------------------------------------------------------
   Net unrealized appreciation                                                    $   51,809,499
   ---------------------------------------------------------------------------------------------

           AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically herewith.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 14, 2002, filed electronically herewith.

(b)      By-Laws as amended January 11, 2001, filed electronically herewith.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Capital Resources Fund, AXP Variable Portfolio - International Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(4) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - New Dimensions Fund and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(5) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable
         Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47, filed on or about
         Aug. 29, 2002, is incorporated by reference.

(d)(7) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(8) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund, and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(9) Investment Management Services Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 45 filed on or about
         May 16, 2001, is incorporated by reference.

(d)(10) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(11) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(12) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(13) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated December 1, 2002 is filed electronically herewith.

(d)(14) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation dated September 10, 2003 is filed electronically herewith.

(d)(15) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(16) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Sept. 13, 1999, filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(17) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated April 11,
         2001, filed   electronically   as  Exhibit  (d)(15)  to  Registrant's
         Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(18) Addendum to Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Company, filed electronically as Exhibit (d)(8) to Registrant's
         Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(19) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3,
         2002, filed   electronically   as  Exhibit  (d)(17)  to  Registrant's
         Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(20) Investment Advisory Agreement between American Express Financial Corporation and American Express Asset Management International Inc. for AXP(SM) Variable Portfolio - International Equity Fund (formerly IDS Life International Equity Fund) dated February 11, 1999, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(21) Addendum to Investment Advisory Agreement dated May 1, 2000, between American Express Financial Corporation and American Express Asset Management International Inc. for AXP Variable Portfolio - Emerging Markets Fund, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(22)  Termination   Agreement   between   American   Express   Financial
         Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund effective June 30, 2000, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(23) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(24) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(25) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable
         Portfolio  -  International   Fund,  and  American  Express  Financial
         Corporation,  dated  June 3,  2002,  filed  electronically  as Exhibit
         (d)(23) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(26) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(27) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(28) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(29) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(30) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(31) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(29) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(32) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(33) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(31) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(34) Administrative Service Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(35) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(33) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(36) Administrative Service Agreement between Registrant on behalf of AXP Variable Portfolio - Large Cap Value Fund and American Express
         Financial   Corporation,   dated   September   10,   2003   is   filed
         electronically herewith.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Trust Company, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(g)(8)   Custodian  Agreement First Amendment  between American Express
         Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(9)   Custodian  Agreement Second Amendment  between American Express
         Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(10) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(11) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
         Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(g)(12) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and American Express Trust Company, dated September 10, 2003 is filed electronically herewith.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, is filed electronically herewith.

(j)      Independent Auditors' Consent, is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(m)(6) Plan and Agreement of Distribution dated September 10, 2003, between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and IDS Life Insurance Company is filed electronically herewith.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated May 2003, filed electronically on or about August 15, 2003 as Exhibit (p)(2) to AXP Fixed Income Series, Inc.'s Post-Effective Amendment No. 55 to Registration Statement No. 2-51586, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 8, 2003 filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-73115, filed on or about August 15, 2003 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

Item 24. Persons Controlled by or under Common Control with Registrant


IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- --------------------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Director and Executive          Assurance Company            P.O. Box 5555
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Vice President and Treasurer
                                Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice Pesident and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Treasurer

                                American Express Financial                                Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice Pesident and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer


                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Insurance Agency of                                   Treasurer
                                Arkansas, Inc.

                                IDS Life Insurance Company                                Vice Pesident and Treasurer

                                IDS Life Insurance Company                                Vice Pesident and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barbara H. Fraser               American Express Financial                                Executive Vice President -
Director, Chairman of the       Advisors Inc.                                             Chief Marketing Officer
Board and Chief Executive
Officer                         IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

                                American Express Trust Company                            Vice President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investments                                                              Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Administration
                                Advisors Inc.                                             Officer

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director

                                IDS Life Insurance Company                                Vice President, Group Counsel
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Insurance Agency of                                   Secretary
                                Arkansas Inc.

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Jeryl A. Millner                American Express Financial                                Vice President - LFO, Insurance,
Vice President and Controller   Advisors Inc.                                             Annuities and Certificates

                                American Centurion Life                                   Controller
                                Assurance Company

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express Certificate                              Vice President and Controller
                                Company

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance Company                                Vice President and Controller

                                IDS Life Insurance Company                                Controller
                                of New York
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, Group Counsel
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Director                        Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and General      Advisors Inc.                                             Assistant General Counsel
Counsel and Assistant
Secretary                       American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Stephen W. Roszell              Advisory Capital                                          Director
Director                        Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director and Chief Executive
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Bridget Sperl                   American Enterprise                                       Director, President and Chief
Executive Vice President -      Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service Organization

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------
John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products Group
Vice President - Finance
                                AMEX Assurance Company                                    Director

                                American Centurion Life                                   Vice President - Finance
                                Assurance Company

                                American Enterprise                                       Vice President - Finance
                                Life Insurance Company

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Certificate                              Vice President - Finance
                                Company

                                American Partners                                         Vice President - Finance
                                Life Insurance Company

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director


                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive

                                IDS Life Insurance Company                                Vice President - Finance
                                New York

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer
------------------------------- ---------------------------- ---------------------------- --------------------------------------

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of October, 2003.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Paula R. Meyer
       ----------------------------------------------
           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 2003.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

                                                     Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott



* Signed pursuant to Directors' Power of Attorney, dated Jan. 8, 2003, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-73115, by:




/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 50 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements.

Part C.

         Other information.

         The signatures.

         Exhibits.